  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 1996
                                                      1933 ACT FILE NO. 2-22019
                                                      1940 ACT FILE NO. 811-1241
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                        [X]
                         POST-EFFECTIVE AMENDMENT NO. 65                     [X]
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [X]
                                AMENDMENT NO. 38                             [X]
                            EATON VANCE GROWTH TRUST
                            ------------------------
                       (FORMERLY EATON VANCE GROWTH FUND)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                 24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                 ----------------------------------------------
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                  617-482-8260
                                  ------------
                       (REGISTRANT'S TELEPHONE NUMBER)
                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)
It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)    [ ] on (date) pursuant to paragraph (a)(1)
[X] on December 31, 1996 pursuant to paragraph (b)       [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)    [ ] on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.
    Asian Small Companies Portfolio, Greater China Growth Portfolio, Growth Portfolio and Information Age Portfolio have also executed this Registration Statement.

                                     CALCULATION OF REGISTRATION FEE
==============================================================================================================
                                      AMOUNT OF       PROPOSED MAXIMUM   PROPOSED AGGREGATE     AMOUNT OF
       TITLE OF SECURITIES           SHARES BEING      OFFERING PRICE         MAXIMUM          REGISTRATION
        BEING REGISTERED              REGISTERED         PER SHARE         OFFERING PRICE          FEE
-------------------------------------------------------------------------------------------------------------
Shares of Beneficial Interest         4,881,113          $15.48(1)         $75,559,629(2)          $100
==============================================================================================================
(1) Computed under Rule 457(d) on the basis of the maximum aggregate offering price per share at the close of business on December 13, 1996.
(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 for those series with a fiscal year end of August 31, 1996. $274,898,320 of shares were redeemed during the fiscal year ended August 31, 1996. $119,668,691 of shares were used for reductions pursuant to
    Paragraph (c) of Rule 24f-2 during such fiscal year. $75,229,629 of shares redeemed are being used for the reduction of the registration fee in this Amendment. While no fee is required for the
    $75,229,629 of shares, the Registrant has elected to register, for $100, an additional $330,000 of shares.

    The Registrant has filed a Declaration pursuant to Rule 24f-2, and on October 24, 1996, filed its "Notice" as required by that Rule for the fiscal year ended August 31, 1996. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.
================================================================================

    This Amendment to the registration statement on Form N-1A consists of the following documents and papers:
    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
1933


    Part A -- The Prospectuses of:
              EV Marathon Asian Small Companies Fund
              EV Traditional Asian Small Companies Fund
              EV Classic Greater China Growth Fund
              EV Marathon Greater China Growth Fund
              EV Traditional Greater China Growth Fund
              EV Classic Growth Fund
              EV Marathon Growth Fund
              EV Traditional Growth Fund
              EV Classic Information Age Fund
              EV Marathon Information Age Fund
              EV Traditional Information Age Fund
              EV Marathon Gold & Natural Resources Fund

    Part B -- The Statements of Additional Information of:
              EV Marathon Asian Small Companies Fund
              EV Traditional Asian Small Companies Fund
              EV Classic Greater China Growth Fund
              EV Marathon Greater China Growth Fund
              EV Traditional Greater China Growth Fund
              EV Classic Growth Fund
              EV Marathon Growth Fund
              EV Traditional Growth Fund
              EV Classic Information Age Fund
              EV Marathon Information Age Fund
              EV Traditional Information Age Fund
              EV Marathon Gold & Natural Resources Fund

    Part C -- Other Information


    Signatures

    Exhibit Index Required by Rule 483(a) under the Securities Act of 1933

    Exhibits

    This Amendment is not intended to amend the Prospectuses and Statements of Additional Information of any Series of the Registrant not identified above.

                           EATON VANCE GROWTH TRUST
                    EV MARATHON ASIAN SMALL COMPANIES FUND
                  EV TRADITIONAL ASIAN SMALL COMPANIES FUND

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
--------            ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        Not Applicable
 4. ..............  General Description of Registrant      The Fund's Investment Objective; Investment
                                                             Opportunities in the Asian Region; Investment
                                                             Policies and Risks; Organization of the Fund and the
                                                             Portfolio
 5. ..............  Management of the Fund                 Management of the Fund and the Portfolio
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund and the Portfolio; Reports to
                                                             Shareholders; The Lifetime Investing Account/
                                                             Distribution Options; Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Fund Shares; How to Buy Fund Shares;
                                                             Distribution Plan; The Lifetime Investing Account/
                                                             Distribution Options; The Eaton Vance Exchange
                                                             Privilege; Eaton Vance Shareholder Services
 8. ..............  Redemption or Repurchase               How to Redeem Fund Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
------              --------                               -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers; Fees and Expenses
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Management of the Fund; Distribution Plan; Custodian;
                      Services                               Independent Certified Public Accountants; Fees and
                                                             Expenses
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions; Fees and Expenses
                      Practices
18. ..............  Capital Stock and Other Securities     Not Applicable
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Service for
                      Securities Being Offered               Withdrawal; Services for Accumulation (for
                                                             Traditional Fund only); Principal Underwriter;
                                                             Distribution Plan; Fees and Expenses
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter; Fees and Expenses
22. ..............  Calculation of Performance Data        Investment Performance
23. ..............  Financial Statements                   Financial Statements

                           EATON VANCE GROWTH TRUST
                     EV CLASSIC GREATER CHINA GROWTH FUND
                    EV MARATHON GREATER CHINA GROWTH FUND
                   EV TRADITIONAL GREATER CHINA GROWTH FUND

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
--------            ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        The Fund's Financial Highlights
 4. ..............  General Description of Registrant      The Fund's Investment Objective; Investment Policies
                                                             and Risks; Investment Opportunities in the China
                                                             Region; Organization of the Fund and the Portfolio
 5. ..............  Management of the Fund                 Management of the Fund and the Portfolio
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund and the Portfolio; Reports to
                                                             Shareholders; The Lifetime Investing Account/
                                                             Distribution Options; Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Fund Shares; How to Buy Fund Shares;
                                                             Distribution Plan; The Lifetime Investing Account/
                                                             Distribution Options; The Eaton Vance Exchange
                                                             Privilege; Eaton Vance Shareholder Services
 8. ..............  Redemption or Repurchase               How to Redeem Fund Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
------              ------------                           -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers; Fees and Expenses
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Management of the Fund; Distribution Plan; Custodian;
                      Services                               Independent Certified Public Accountants; Fees and
                                                             Expenses
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions; Fees and Expenses
                      Practices
18. ..............  Capital Stock and Other Securities     Not Applicable
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Service for
                      Securities Being Offered               Withdrawal; Services for Accumulation (for
                                                             Traditional Fund only); Principal Underwriter;
                                                             Distribution Plan; Fees and Expenses
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter; Fees and Expenses
22. ..............  Calculation of Performance Data        Investment Performance; Performance Information
23. ..............  Financial Statements                   Financial Statements

                           EATON VANCE GROWTH TRUST
                            EV CLASSIC GROWTH FUND
                           EV MARATHON GROWTH FUND
                          EV TRADITIONAL GROWTH FUND

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
--------            ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        The Fund's Financial Highlights
 4. ..............  General Description of Registrant      The Fund's Investment Objective; Investment Policies
                                                             and Risks; Organization of the Fund and the Portfolio
 5. ..............  Management of the Fund                 Management of the Fund and the Portfolio
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund and the Portfolio; Reports to
                                                             Shareholders; The Lifetime Investing Account/
                                                             Distribution Options; Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Fund Shares; How to Buy Fund Shares;
                                                             Distribution Plan (for Classic and Marathon Funds);
                                                             Service Plan (for Traditional Fund); The Lifetime
                                                             Investing Account/Distribution Options; The Eaton
                                                             Vance Exchange Privilege; Eaton Vance Shareholder
                                                             Services
 8. ..............  Redemption or Repurchase               How to Redeem Fund Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
------              --------                               -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers; Fees and Expenses
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Investment Adviser and Administrator; Distribution Plan
                      Services                               (for Classic and Marathon Funds); Service Plan (for
                                                             Traditional Fund); Custodian; Independent
                                                             Accountants; Fees and Expenses
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions; Fees and Expenses
                      Practices
18. ..............  Capital Stock and Other Securities     Not Applicable
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Service for
                      Securities Being Offered               Withdrawal; Services for Accumulation (for
                                                             Traditional Fund only); Principal Underwriter;
                                                             Distribution Plan (for Classic and Marathon Funds);
                                                             Service Plan (for Traditional Fund); Fees and
                                                             Expenses
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter; Fees and Expenses
22. ..............  Calculation of Performance Data        Investment Performance; Performance Information
23. ..............  Financial Statements                   Financial Statements

                           EATON VANCE GROWTH TRUST
                       EV CLASSIC INFORMATION AGE FUND
                       EV MARATHON INFORMATION AGE FUND
                     EV TRADITIONAL INFORMATION AGE FUND

                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
--------            ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        The Fund's Financial Highlights
 4. ..............  General Description of Registrant      The Fund's Investment Objective; The Portfolio's
                                                             Investments; Investment Policies and Risks;
                                                             Organization of the Fund and the Portfolio
 5. ..............  Management of the Fund                 Management of the Fund and the Portfolio
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund and the Portfolio; Reports to
                                                             Shareholders; The Lifetime Investing Account/
                                                             Distribution Options; Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Fund Shares; How to Buy Fund Shares;
                                                             Distribution Plan; The Lifetime Investing Account/
                                                             Distribution Options; The Eaton Vance Exchange
                                                             Privilege; Eaton Vance Shareholder Services
 8. ..............  Redemption or Repurchase               How to Redeem Fund Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------            ------------                           -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers; Fees and Expenses
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Management of the Fund and the Portfolio; Distribution
                      Services                               Plan; Custodian; Independent Accountants; Fees and
                                                             Expenses
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions; Fees and Expenses
                      Practices
18. ..............  Capital Stock and Other Securities     Not Applicable
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Service for
                      Securities Being Offered               Withdrawal; Services for Accumulation (for
                                                             Traditional Fund only); Principal Underwriter;
                                                             Distribution Plan; Fees and Expenses
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter; Fees and Expenses
22. ..............  Calculation of Performance Data        Investment Performance; Performance Information
23. ..............  Financial Statements                   Financial Statements

                           EATON VANCE GROWTH TRUST
                  EV MARATHON GOLD & NATURAL RESOURCES FUND


                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A

PART A
ITEM NO.            ITEM CAPTION                                             PROSPECTUS CAPTION
--------            ------------                           -------------------------------------------------------
 1. ..............  Cover Page                             Cover Page
 2. ..............  Synopsis                               Shareholder and Fund Expenses
 3. ..............  Condensed Financial Information        The Fund's Financial Highlights
 4. ..............  General Description of Registrant      The Fund's Investment Objective; Investment Policies
                                                             and Risks; Organization of the Fund
 5. ..............  Management of the Fund                 Management of the Fund
 5A...............  Management's Discussion of Fund        Not Applicable
                      Performance
 6. ..............  Capital Stock and Other Securities     Organization of the Fund; Reports to Shareholders; The
                                                             Lifetime Investing Account/Distribution Options;
                                                             Distributions and Taxes
 7. ..............  Purchase of Securities Being Offered   Valuing Fund Shares; How to Buy Fund Shares;
                                                             Distribution Plan; The Lifetime Investing Account/
                                                             Distribution Options; The Eaton Vance Exchange
                                                             Privilege; Eaton Vance Shareholder Services
 8. ..............  Redemption or Repurchase               How to Redeem Fund Shares
 9. ..............  Pending Legal Proceedings              Not Applicable

PART B
ITEM NO.            ITEM CAPTION                                 STATEMENT OF ADDITIONAL INFORMATION CAPTION
--------            ------------                           -------------------------------------------------------
10. ..............  Cover Page                             Cover Page
11. ..............  Table of Contents                      Table of Contents
12. ..............  General Information and History        Other Information
13. ..............  Investment Objective and Policies      Additional Information about Investment Policies;
                                                             Investment Restrictions
14. ..............  Management of the Fund                 Trustees and Officers
15. ..............  Control Persons and Principal Holders  Control Persons and Principal Holders of Securities
                      of Securities
16. ..............  Investment Advisory and Other          Investment Adviser; Distribution Plan; Custodian;
                      Services                               Independent Certified Public Accountants
17. ..............  Brokerage Allocation and Other         Portfolio Security Transactions
                      Practices
18. ..............  Capital Stock and Other Securities     Not Applicable
19. ..............  Purchase, Redemption and Pricing of    Determination of Net Asset Value; Service for
                      Securities Being Offered               Withdrawal; Principal Underwriter; Distribution Plan
20. ..............  Tax Status                             Taxes
21. ..............  Underwriters                           Principal Underwriter
22. ..............  Calculation of Performance Data        Investment Performance
23. ..............  Financial Statements                   Financial Statements

                                    Part A
                     Information Required in a Prospectus


                                 EV MARATHON
                          ASIAN SMALL COMPANIES FUND

------------------------------------------------------------------------------


EV MARATHON ASIAN SMALL COMPANIES FUND (THE "FUND") IS A MUTUAL FUND SEEKING CAPITAL GROWTH THROUGH INVESTMENT IN SECURITIES OF SMALLER COMPANIES BASED IN ASIA. THE FUND INVESTS ITS ASSETS IN ASIAN SMALL COMPANIES PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. MOST OF THE PORTFOLIO WILL BE INVESTED IN ASIAN SECURITIES MARKETS, INCLUDING THOSE OF AUSTRALIA, CHINA, HONG KONG, INDIA, INDONESIA, JAPAN, MALAYSIA, PAKISTAN, THE PHILIPPINES, SINGAPORE, SOUTH KOREA, SRI LANKA, TAIWAN AND THAILAND. THE FUND IS A SEPARATE SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                        PAGE
  Shareholder and Fund Expenses ..........................   2  How to Buy Fund Shares .............................  13
  Investment Opportunities in the Asian Region ...........   3  How to Redeem Fund Shares...........................  14
  The Fund's Investment Objective ........................   3  Reports to Shareholders ............................  15
  Investment Policies and Risks ..........................   3  The Lifetime Investing Account/Distribution Options   16
  Organization of the Fund and the Portfolio .............   8  The Eaton Vance Exchange Privilege .................  16
  Management of the Fund and the Portfolio ...............   9  Eaton Vance Shareholder Services ...................  17
  Distribution Plan ......................................  11  Distributions and Taxes ............................  18
  Valuing Fund Shares.....................................  12  Performance Information ............................  19
------------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -----------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption
    during the First Seven Years (as a percentage of redemption proceeds
    exclusive of all reinvestments and capital appreciation in the account)                  5.00% - 0%

   ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------
  Management Fees                                                                                 1.25%
  Rule 12b-1 Distribution (and Service) Fees                                                      0.75%
  Other Expenses                                                                                  0.75%
                                                                                                  ----
      Total Operating Expenses                                                                    2.75%
                                                                                                  ====


  EXAMPLE                                                                        1 YEAR         3 YEARS
                                                                                 ------         -------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b)
  redemption at the end of each period:                                            $78           $125
  An investor would pay the following expenses on the same investment,
  assuming (a) 5% annual return and (b) no redemptions:                            $28           $ 85

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Management Fees and Other Expenses set out in the table and the information in the Example is estimated, since the Fund is only recently organized. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

INVESTMENT OPPORTUNITIES IN THE ASIAN REGION
--------------------------------------------------------------------------------

Over the past 20 years the performance of the major Asian securities markets has generally been better than that of markets in Europe and the United States. In the past five years, the newly emerging securities markets of the Asian Region have demonstrated significant growth in market capitalization, in numbers of listed securities and in the volume of transactions. Over the same period, the underlying economies of the region have grown against a background of the high savings rates characteristic of many Asian societies and generally moderate inflation. There is continuing economic integration among the countries in the Asian Region.


ASIAN SMALL COMPANIES ARE AN ATTRACTIVE INVESTMENT OPPORTUNITY. Although Asian securities markets have become progressively more accessible to U.S. investors through either direct investment or through Asian (or Pacific Basin) investment companies, obstacles to investing in smaller companies have remained. Information to research these companies is not easily obtainable. The Adviser is strategically located in Hong Kong and has substantial experience with Asian small companies. Also, in many existing Asian mutual funds, only a small portion of the portfolio is invested in smaller companies. The Adviser believes that soundly managed smaller companies in the Asian Region are well positioned to take advantage of the rapid changes in the underlying economic and social structures that have been taking place over the past decade. Smaller companies are generally able to react swiftly to changing trading conditions and the Adviser believes that such companies offer the potential for high capital growth rates, particularly in a period of economic recovery. The Adviser believes that smaller Asian companies offering superior returns exist in newly created industries, as well as more traditional economic sectors in expanding markets.


See Appendix A to the Statement of Additional Information for further information about the economic characteristics of and risks associated with investing in Asian Region countries.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in the Asian Small Companies Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in equity securities of smaller companies based in Asia. Most of the Portfolio's assets will be invested in securities markets in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand. (collectively, the "Asian Region").

Investments in the Asian Region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental. Asian Region investments may offer higher potential for gains and losses than investments in the United States. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF SMALLER COMPANIES BASED IN ASIA. Most of the Portfolio's assets will be invested in Asian securities markets. The Adviser will consider companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.

The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of Asian small companies. Such companies will (a) have a market capitalization equivalent to less than $600 million and
(b) be located in or have securities which are principally traded in an Asian Region country. Such securities are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the Asian Region. In addition, the Portfolio may invest up to 10% of its total assets in direct investments. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $600 million level. While there is no minimum or maximum limitation on assets that may be invested in a single country, the Adviser currently anticipates Hong Kong will represent more than 25% of total assets.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will consider disposition of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio and it is expected such securities will be less than 5% of assets.

In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio may, under normal market conditions, invest up to 35% of its total assets in equity securities other than Asian small company investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. The Portfolio will not purchase debt securities, other than investment grade convertible debt instruments.

The Portfolio may, for temporary defensive purposes, invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in Asian companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.

More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.


Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in small companies based in Asia, its investment performance will be especially affected by events affecting Asian Region companies. The value and liquidity of investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Asian Region or neighboring regions. The extent of economic development, political stability and market depth of different countries in the Asian Region varies widely. Certain countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, such as Japan, developing countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status.

SECURITIES TRADING MARKETS. The securities markets in the Asian Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Asian Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of these securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Asian Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. All of these risks are heightened when securities of smaller companies are involved.


The stock markets in the Asian Region are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.

ASIAN COUNTRY CONSIDERATIONS. Political and economic structures in many Asian countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.


The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.


Economies of countries in the Asian Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of many countries in the Asian Region are affected by developments in the economies of their principal trading partners. For example, revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Because the Portfolio is likely, from time to time, to concentrate investments in Hong Kong, investors should be aware that there has been significant growing economic integration between Hong Kong and Southern China which is likely to continue. These two countries have agreed to political integration after 1997, and the actual or perceived success of this process will affect investments in Hong Kong and elsewhere.


The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.

DIRECT INVESTMENTS AND SMALLER COMPANIES. The Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.


The Portfolio's investments will include investments in smaller, less seasoned companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for some of these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to investor protection requirements applicable to publicly traded securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

INVESTMENT LIMITATIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among these fundamental restrictions, neither the Fund nor the Portfolio may
(1) borrow money except as permitted by the Investment Company Act of 1940 (the "1940 Act"); (2) purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or (3) with respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities of issuers in any one industry.

Except for the fundamental investment restrictions and policies specifically identified above and those enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. As a matter of nonfundamental policy, neither the Fund nor the Portfolio
(i) may purchase any securities if, at the time of such purchase, permitted borrowings exceed 5% of the value of its total assets, or (ii) may invest more than 15% of its net assets in over-the-counter options, repurchase agreements maturing in more than seven days and other illiquid securities. Nevertheless, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. The Portfolio may lend portfolio securities and engage in repurchase agreements and reverse repurchase agreements but the Adviser has no current intention to do so.

Under the 1940 Act and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer do not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the Asian Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED (THE "ADVISER") AS ITS INVESTMENT ADVISER. The Adviser, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. The Portfolio is co-managed by Robert Lloyd George and Scobie Dickinson Ward.


The Adviser is registered as an investment adviser with the Securities and Exchange Commission (the "Commission"). The Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns 24% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of nine experienced investment professionals, based in Hong Kong, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. LGM also has offices in Bombay, India and London, England. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only activity is portfolio management.


LGM and the Adviser have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Adviser maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Adviser include the following:


THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead - Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook" (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating
Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Messrs. Ward and Lloyd George manage Eaton Vance's Emerging Markets Portfolio and South Asia Portfolio (which invests in India and the Indian subcontinent).


M. F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in the Cantonese and Mandarin dialects of the Chinese language.


Pamela Chan. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. She joined LGM in April 1994 where she is a portfolio manager.

Adaline Mang-Yee Ko. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 13 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko manages Eaton Vance's Greater China Growth Portfolio. Ms. Ko joined LGM in 1995.

While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.


Under its investment advisory agreement with the Portfolio, the Adviser receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million.


The Adviser also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. The Adviser places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, the Adviser may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.


Under its management contract with the Fund, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. The combined advisory, management and administration fees payable by the Fund and the Portfolio are higher than similar fees charged by most other investment companies.


The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Portfolio and the Fund, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws and governmental fees; expenses of reporting to shareholders and investors; proxy statements and other expenses of shareholders' or investors' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with the Adviser or Eaton Vance; and investment advisory, management and administration fees. The Portfolio or the Fund, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Portfolio or the Fund, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


DISTRIBUTION PLAN
------------------------------------------------------------------------------


THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter and all amounts theretofore paid to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan and from the Adviser in consideration of the distribution efforts, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .25% per annum of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. The Fund expects to begin accruing for its service fee payments one year after the commencement of its operations.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Distribution of Fund shares by the Principal Underwriter will also be encouraged by the payment by the Adviser to the Principal Underwriter of amounts equivalent to .15% of the Fund's annual average daily net assets. Such payments will be made from the Adviser's own resources, not Fund assets. The aggregate amounts of such payments are a deduction in calculating the outstanding Uncovered Distribution Charges of the Principal Underwriter under the Plan and, therefore, will benefit Fund shareholders when such charges exist. Such payments will be made in consideration of the Principal Underwriter's distribution efforts.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities generally are valued at closing sale prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon Asian Small Companies Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Marathon Asian Small Companies Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above and reduced by the amount of any applicable contingent deferred sales charge (described below), and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). A CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan", the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

  YEAR OF REDEMPTION AFTER PURCHASE                                    CDSC
  ------------------------------------------------------------------------------
  First or Second                                                       5%
  Third                                                                 4%
  Fourth                                                                3%
  Fifth                                                                 2%
  Sixth                                                                 1%
  Seventh and following                                                 0%

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No CDSC will be imposed on shares of the Fund which have been sold to Eaton Vance, its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $50.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may also be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option  -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Asian Small Companies Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.


The Fund's investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders. The Fund anticipates that for federal tax purposes the entire distribution will constitute ordinary income to the shareholders. Shareholders reinvesting such distributions should treat the entire amount of the distribution as the tax basis of the additional shares acquired by reason of such reinvestment.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.


Certain distributions, if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Income realized by the Portfolio from certain instruments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treated as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of the Fund's taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase of $1,000 invested at the maximum public offering price (net asset value) by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

[Logo]
EATON VANCE
================
    Mutual Funds



EV MARATHON

ASIAN SMALL

COMPANIES FUND




PROSPECTUS
JANUARY 1, 1997






EV MARATHON ASIAN
SMALL COMPANIES FUND
24 FEDERAL STREET
BOSTON, MA 02110



--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV MARATHON ASIAN SMALL COMPANIES FUND
ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited,
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           M-ACP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                EV TRADITIONAL
                          ASIAN SMALL COMPANIES FUND

------------------------------------------------------------------------------


EV TRADITIONAL ASIAN SMALL COMPANIES FUND (THE "FUND") IS A MUTUAL FUND SEEKING CAPITAL GROWTH THROUGH INVESTMENT IN SECURITIES OF SMALLER COMPANIES BASED IN ASIA. THE FUND INVESTS ITS ASSETS IN ASIAN SMALL COMPANIES PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. MOST OF THE PORTFOLIO WILL BE INVESTED IN ASIAN SECURITIES MARKETS, INCLUDING THOSE OF AUSTRALIA, CHINA, HONG KONG, INDIA, INDONESIA, JAPAN, MALAYSIA, PAKISTAN, THE PHILIPPINES, SINGAPORE, SOUTH KOREA, SRI LANKA, TAIWAN AND THAILAND. THE FUND IS A SEPARATE SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


------------------------------------------------------------------------------

                                                          PAGE                                                        PAGE
  Shareholder and Fund Expenses  .........................   2  How to Buy Fund Shares .............................  12
  Investment Opportunities in the Asian Region ...........   3  How to Redeem Fund Shares ..........................  14
  The Fund's Investment Objective  .......................   3  Reports to Shareholders  ...........................  15
  Investment Policies and Risks ..........................   3  The Lifetime Investing Account/Distribution Options   16
  Organization of the Fund and the Portfolio  ............   8  The Eaton Vance Exchange Privilege .................  17
  Management of the Fund and the Portfolio  ..............   9  Eaton Vance Shareholder Services ...................  17
  Distribution Plan  .....................................  11  Distributions and Taxes ............................  18
  Valuing Fund Shares ....................................  11  Performance Information ............................  20
------------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  --------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     4.75%
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None


  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES  (as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------------------------
  Management Fees                                                                                   1.25%
  Rule 12b-1 Distribution (and Service) Fees                                                        0.50%
  Other Expenses                                                                                    0.75%
                                                                                                    ----
      Total Operating Expenses                                                                      2.50%
                                                                                                    ====


  EXAMPLE                                                                             1 YEAR       3 YEARS
                                                                                      ------       -------
  An investor would pay the following maximum initial sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end
  of each period:                                                                      $72           $122

NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. The Management Fees and Other Expenses set out in the table and the information in the Example is estimated, since the Fund is only recently organized. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

INVESTMENT OPPORTUNITIES IN THE ASIAN REGION
-------------------------------------------------------------------------------

Over the past 20 years the performance of the major Asian securities markets has generally been better than that of markets in Europe and the United States. In the past five years, the newly emerging securities markets of the Asian Region have demonstrated significant growth in market capitalization, in numbers of listed securities and in the volume of transactions. Over the same period, the underlying economies of the region have grown against a background of the high savings rates characteristic of many Asian societies and generally moderate inflation. There is continuing economic integration among the countries in the Asian Region.

ASIAN SMALL COMPANIES ARE AN ATTRACTIVE INVESTMENT OPPORTUNITY. Although Asian securities markets have become progressively more accessible to U.S. investors through either direct investment or through Asian (or Pacific Basin) investment companies, obstacles to investing in smaller companies have remained. Information to research these companies is not easily obtainable. The Adviser is strategically located in Hong Kong and has substantial experience with Asian small companies. Also, in many existing Asian mutual funds, only a small portion of the portfolio is invested in smaller companies. The Adviser believes that soundly managed smaller companies in the Asian Region are well positioned to take advantage of the rapid changes in the underlying economic and social structures that have been taking place over the past decade. Smaller companies are generally able to react swiftly to changing trading conditions and the Adviser believes that such companies offer the potential for high capital growth rates, particularly in a period of economic recovery. The Adviser believes that smaller Asian companies offering superior returns exist in newly created industries, as well as more traditional economic sectors in expanding markets.

See Appendix A to the Statement of Additional Information for further information about the economic characteristics of and risks associated with investing in Asian Region countries.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in the Asian Small Companies Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in equity securities of smaller companies based in Asia. Most of the Portfolio's assets will be invested in securities markets in the Asian region, including Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand (collectively, the "Asian Region").

Investments in the Asian Region can involve risks that are generally not involved with investments in the securities of U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental. See "Organization of the Fund and the Portfolio -- Special Information on the Fund/Portfolio Investment Structure" for further information. Asian Region investments may offer higher potential for gains and losses than investments in the United States. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------


THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF SMALLER COMPANIES BASED IN ASIA. Most of the Portfolio's assets will be invested in Asian securities markets. The Adviser will consider companies that it believes have all or most of the following characteristics: sound and well-established management; producers of goods or services for which a clear, continuing and long-term demand can be identified within the context of national, regional and global development; a history of earnings growth; financial strength; a consistent or progressive dividend policy; and undervalued securities.


The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of Asian small companies. Such companies will (a) have a market capitalization equivalent to less than $600 million and
(b) be located in or have securities which are principally traded in an Asian Region country. Such securities are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the Asian Region. In addition, the Portfolio may invest up to 10% of its total assets in direct investments. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country, and may retain securities of a company with market capitalization that grows over the $600 million level. While there is no minimum or maximum limitation on assets that may be invested in a single country, the Adviser currently anticipates Hong Kong will represent more than 25% of total assets.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will consider disposition of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio and it is expected such securities will be less than 5% of assets.

In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio may, under normal market conditions, invest up to 35% of its total assets in equity securities other than Asian small company investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. The Portfolio will not purchase debt securities, other than investment grade convertible debt instruments.

The Portfolio may, for temporary defensive purposes, invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in Asian companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.


More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in small companies based in Asia, its investment performance will be especially affected by events affecting Asian Region companies. The value and liquidity of investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the Asian Region or neighboring regions. The extent of economic development, political stability and market depth of different countries in the Asian Region varies widely. Certain countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Asian investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, such as Japan, developing countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in the economies of such countries as the result of any reversals of economic liberalization, political unrest or changes in trading status.

SECURITIES TRADING MARKETS. The securities markets in the Asian Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the Asian Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of these securities markets may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, Asian Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities. All of these risks are heightened when securities of smaller companies are involved.


The stock markets in the Asian Region are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in these countries is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets.


ASIAN COUNTRY CONSIDERATIONS. Political and economic structures in many Asian countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.


Economies of countries in the Asian Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of many countries in the Asian Region are affected by developments in the economies of their principal trading partners. For example, revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Because the Portfolio is likely, from time to time, to concentrate investments in Hong Kong, investors should be aware that there has been significant growing economic integration between Hong Kong and Southern China which is likely to continue. These two countries have agreed to political integration after 1997, and the actual or perceived success of this process will affect investments in Hong Kong and elsewhere.

The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.


DIRECT INVESTMENTS AND SMALLER COMPANIES. The Portfolio may invest up to 10% of its total assets in direct investments in smaller companies based in Asia. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.


The Portfolio's investments will include investments in smaller, less seasoned companies for which there is less publicly available information than larger, more established companies. The securities of these companies, which may include legally restricted securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Investments in smaller companies may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for some of these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to investor protection requirements applicable to publicly traded securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

INVESTMENT LIMITATIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among these fundamental restrictions, neither the Fund nor the Portfolio may
(1) borrow money except as permitted by the Investment Company Act of 1940 (the "1940 Act"); (2) purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or (3) with respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities of issuers in any one industry.

Except for the fundamental investment restrictions and policies specifically identified above and those enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. As a matter of nonfundamental policy, neither the Fund nor the Portfolio
(i) may purchase any securities if, at the time of such purchase, permitted borrowings exceed 5% of the value of its total assets, or (ii) may invest more than 15% of its net assets in over-the-counter options, repurchase agreements maturing in more than seven days and other illiquid securities. Nevertheless, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. The Portfolio may lend portfolio securities and engage in repurchase agreements and reverse repurchase agreements but the Adviser has no current intention to do so.


Under the 1940 Act and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer do not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the Asian Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.



MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED (THE "ADVISER") AS ITS INVESTMENT ADVISER. The Adviser, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. The Portfolio is co-managed by Robert Lloyd George and Scobie Dickinson Ward.


The Adviser is registered as an investment adviser with the Securities and Exchange Commission (the "Commission"). The Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns 24% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of nine experienced investment professionals, based in Hong Kong, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. LGM also has offices in Bombay, India and London, England. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only activity is portfolio management.


LGM and the Adviser have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Adviser maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Adviser include the following:


THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead - Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Messrs. Ward and Lloyd George manage Eaton Vance's Emerging Markets Portfolio and South Asia Portfolio (which invests in India and the Indian subcontinent).


M. F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in the Cantonese and Mandarin dialects of the Chinese language.


PAMELA CHAN. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. She joined LGM in April 1994 where she is a portfolio manager.

ADALINE MANG-YEE KO. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 13 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko manages Eaton Vance's Greater China Growth Portfolio. Ms. Ko joined LGM in 1995.

While the Portfolio is a New York trust, the Adviser, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Adviser and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.


Under its investment advisory agreement with the Portfolio, the Adviser receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million.


The Adviser also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. The Adviser places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, the Adviser may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Adviser have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees" and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio.


Under its management contract with the Fund, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. The combined advisory, management and administration fees payable by the Fund and the Portfolio are higher than similar fees charged by most other investment companies.


The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Portfolio and the Fund, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws and governmental fees; expenses of reporting to shareholders and investors; proxy statements and other expenses of shareholders' or investors' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with the Adviser or Eaton Vance; and investment advisory, management and administration fees. The Portfolio or the Fund, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Portfolio or the Fund, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

DISTRIBUTION PLAN
------------------------------------------------------------------------------

IN ADDITION TO MANAGEMENT FEES AND OTHER EXPENSES, THE FUND PAYS FOR CERTAIN EXPENSES PURSUANT TO A DISTRIBUTION PLAN (THE "PLAN") DESIGNED TO MEET THE REQUIREMENTS OF RULE 12B-1 UNDER THE 1940 ACT. The Plan provides that the Fund will pay a monthly distribution fee to the Principal Underwriter in an amount equal to the aggregate of (a) .50% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for less than one year and (b) .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Aggregate payments to the Principal Underwriter under the Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc.

The Plan also provides that the Fund will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to financial service firms ("Authorized Firms"), as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such Firms which have remained outstanding for more than one year. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter not to exceed on an annual basis .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Service fee payments to Authorized Firms will be in addition to sales charges on Fund shares which are reallowed to such Firms. To the extent that the entire amount of such service fee payments are not paid to such Firms, the balance will serve as compensation for personal and account maintenance services furnished by the Principal Underwriter. The Principal Underwriter may realize a profit from these arrangements. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. The Fund expects to begin accruing for its service fee payments one year after the commencement of its operations.


VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 P.M. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund), in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities generally are valued at closing sale prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.



  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or from the Principal Underwriter.


The current sales charges and dealer commissions are:

                                                                SALES CHARGE           SALES CHARGE          DEALER DISCOUNT
                                                                AS PERCENTAGE OF       AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                            OFFERING PRICE         AMOUNT INVESTED       OFFERING PRICE
  ------------------                                            --------------         ---------------       --------------
  Under $100,000                                                4.75%                  4.99%                 4.00%
  $100,000 but less than $250,000                               3.75%                  3.90%                 3.15%
  $250,000 but less than $500,000                               2.75%                  2.83%                 2.30%
  $500,000 but less than $1,000,000                             2.00%                  2.04%                 1.70%
  $1,000,000 or more                                            0.00%*                 0.00%*                See Below**

 *No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments, in the event of certain redemptions within 12 months of purchase. The CDSC will be waived on redemptions by employee retirement plans organized under the Internal Revenue Code of 1986, as amended (the "Code") relating to distributions to plan participants or beneficiaries upon retirement, disability or death. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions.

**A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million, plus 0.50% on amounts from $3 million but less than $5 million, plus 0.25% on amounts from $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code ("Eligible Plans") and "rabbi trusts." The Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Asian Small Companies Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Asian Small Companies Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine and have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above and reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchase). If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.


The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege", the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------


THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123 Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123 Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.


Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange, (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Asian Small Companies Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123 Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share), in shares of the Fund or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.


The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions that the Fund designates as from its long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.


Certain distributions if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise tax to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio also does not pay federal income or excise tax.

Income or gain realized by the Portfolio from certain investments may be subject to foreign income taxes, and the Fund may make an election under
Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treated as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of the Fund's taxable year consists of stock or securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

                                                                [Logo]
                                                                EATON VANCE
                                                                ================
                                                                    Mutual Funds
EV TRADITIONAL

ASIAN SMALL

COMPANIES FUND



PROSPECTUS
JANUARY 1, 1997





EV TRADITIONAL ASIAN
SMALL COMPANIES FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV TRADITIONAL ASIAN SMALL COMPANIES FUND
ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street,  Boston, MA 02110

                                                                           T-ACP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                          GREATER CHINA GROWTH FUND

------------------------------------------------------------------------------


EV CLASSIC GREATER CHINA GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENT IN EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE INVESTMENT ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF THE PEOPLE'S REPUBLIC OF CHINA. THE FUND INVESTS ITS ASSETS IN GREATER CHINA GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. A SIGNIFICANT PERCENTAGE OF THE PORTFOLIO WILL BE INVESTED IN THE SECURITIES MARKETS OF COUNTRIES IN THE CHINA REGION, INCLUDING HONG KONG, CHINA, TAIWAN, SOUTH KOREA, SINGAPORE, MALAYSIA, THAILAND, INDONESIA AND THE PHILIPPINES. THE FUND IS A SEPARATE SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information for the Fund dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                        PAGE
  Shareholder and Fund Expenses ..........................   2  How to Buy Fund Shares .............................  17
  The Fund's Financial Highlights ........................   3  How to Redeem Fund Shares ..........................  18
  Investment Opportunities in the China Region ...........   5  Reports to Shareholders ............................  19
  The Fund's Investment Objective ........................   6  The Lifetime Investing Account/Distribution
  Investment Policies and Risks ..........................   7    Options ..........................................  19
  Organization of the Fund and the Portfolio .............  11  The Eaton Vance Exchange Privilege .................  20
  Management of the Fund and the Portfolio ...............  12  Eaton Vance Shareholder Services ...................  21
  Distribution Plan ......................................  14  Distributions and Taxes ............................  21
  Valuing Fund Shares ....................................  16  Performance Information ............................  22
------------------------------------------------------------------------------------------------------------------------
                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                       None
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None
  Contingent Deferred Sales Charge Imposed on Redemption During the First Year (as a
    percentage of redemption proceeds exclusive of all reinvestments and capital
    appreciation in the account)                                                                    1.00%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
  percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
  Management Fees                                                                                   1.24%
  Rule 12b-1 Distribution (and Service) Fees                                                        1.00%
  Other Expenses                                                                                    0.80%
                                                                                                    ----
      Total Operating Expenses                                                                      3.04%
                                                                                                    ====

  EXAMPLE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                     ------       -------      -------     --------
  An investor would pay the following expenses (including a
  contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of
  each period:                                                         $41          $94         $160         $336


NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.74% and 0.25%, respectively).

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio", and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." In the Example above, expenses would be $10 less in the first year if there was no redemption.

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.


-------------------------------------------------------------------------------


                                                                                 FOR THE YEAR ENDED AUGUST 31,
                                                                     -----------------------------------------------------------
                                                                       1996                   1995                1994*
                                                                       ----                   ----                -----
  NET ASSET VALUE, beginning of year                                 $ 8.120                $ 9.030              $10.000
                                                                     -------                -------              -------
  Income (loss) from investment operations:
    Net investment loss                                              $(0.092)               $(0.037)             $(0.033)
    Net realized and unrealized gain (loss) on investments             0.432                 (0.853)              (0.937)
                                                                     -------                -------              -------
      Total income (loss) from operations                            $ 0.340                $(0.890)             $(0.970)
                                                                     -------                -------              -------
    Less distributions:
      In excess of net investment income(4)                          $ --                   $(0.020)             $ --
                                                                     -------                -------              -------

  NET ASSET VALUE, end of year                                       $ 8.460                $ 8.120              $ 9.030
                                                                     =======                =======              =======

  TOTAL RETURN(1)                                                       4.19%                 (9.85)%              (9.70)%

  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000 omitted)                            $18,802                $21,208              $26,430
    Ratio of net expenses to average daily net assets(2)(3)             3.03%                  3.04%                2.75%+
    Ratio of net expenses to average daily net assets after
      custodian fee reduction(2)(3)                                     2.97%               --                   --
    Ratio of net investment loss to average daily net assets           (0.91)%                (0.59)%              (0.74)%+


    *  For the period from December 28, 1993 (start of business) to August 31, 1994.

    +  Computed on an annualized basis.


  (1)  Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.

  (2)  Includes the Fund's share of the Portfolio's allocated expenses.

  (3)  The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

  (4)  The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement
       Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE                 --------------------------------------------
CHINA
REGION


                                      [MAP]



                    --------------------------------------------




CHINA'S             --------------------------------------------
SPECIAL
ECONOMIC
ZONES
                                      [MAP]



                    --------------------------------------------

INVESTMENT OPPORTUNITIES IN THE CHINA REGION
--------------------------------------------------------------------------------


THE FOLLOWING IS A GENERAL DISCUSSION OF THE ECONOMIES AND SECURITIES MARKETS IN WHICH THE PORTFOLIO MAY INVEST. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's Adviser, Lloyd George Investment Management (Bermuda) Limited. Unless otherwise indicated, all amounts are expressed in United States dollars.


Over the past twenty years the performance of the major Asian securities markets has generally been better than that of markets in Europe and the United States. For over the past five years, the newly emerging securities markets of the China Region have demonstrated significant growth in market capitalization, in numbers of listed securities and in the volume of transactions. Over the same period, the underlying economies of the region have grown against a background of the high savings rates characteristic of many Asian societies and generally moderate inflation. According to the Asian Development Bank forecasts, the economies of Southeast Asia, excluding Japan, are forecast to grow by 7.6% in 1997. The following graph shows the average growth in gross domestic product ("GDP") from 1990 to 1996 for the main countries in Southeast Asia, compared with the United States.

               AVERAGE GROSS DOMESTIC PRODUCT GROWTH (1990-1996)
               -------------------------------------------------
               THAILAND                                    8.81%
               CHINA                                      10.13%
               MALAYSIA                                    8.77%
               SINGAPORE                                   8.41%
               SOUTH KOREA                                 7.80%
               INDONESIA                                   7.90%
               TAIWAN                                      6.47%
               HONG KONG                                   5.10%
               PHILIPPINES                                 2.79%
               UNITED STATES                               1.95%
               -------------------------------------------------
               SOURCE: LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED

A PARTICULARLY SIGNIFICANT FACTOR WITHIN THE REGION FOR MORE THAN A DECADE HAS BEEN THE INCREASING INFLUENCE WHICH CHINA HAS HAD IN THE DETERMINATION OF THE ECONOMIC DEVELOPMENT OF CERTAIN COUNTRIES. The links between China and Hong Kong, between China and Taiwan and between China and other countries within the region, where there is a significant Chinese element of the population, have by now been strengthened to a degree which makes a reversal unlikely. Moreover, although these links have been developed to a stage where economic co-operation in trade operates smoothly, the full potential of the market, both in terms of domestic consumption and of export growth, has hardly begun to be realized. This potential presents investment opportunity for the Fund and the Portfolio.

CHINA'S POPULATION, ESTIMATED AT 1.3 BILLION, IS THE HIGHEST OF ANY COUNTRY IN THE WORLD. China has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country to foreign investment and commerce. The economic plans covering the last decade of the century include objectives to quadruple the country's 1980 industrial and agricultural output by the year 2000, to increase the export element of the economy and to continue to open the country with further development of the designated special investment areas.

In order to attract foreign investment China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive. As a result, foreign direct investment in China has increased substantially in the last decade. The realized value of foreign direct investment in China was over $37 billion in 1995.

AS A TRADE ENTREPOT AND FINANCE CENTER, HONG KONG'S VIABILITY HAS BEEN INEXORABLY LINKED TO MAINLAND CHINA SINCE THE ESTABLISHMENT OF THE COLONY IN 1841. HONG KONG REMAINS CHINA'S LARGEST TRADE PARTNER AND ITS LEADING FOREIGN INVESTOR. In 1995, visible trade between Hong Kong and China exceeded $980 billion. In recent years large numbers of Hong Kong based companies have set up factories in the southern Chinese province of Guangdong, where it is estimated that Hong Kong companies employ more than 2.5 million workers.
There also has been considerable growth in Chinese investment in Hong Kong over the last decade, particularly in banking property, manufacturing and infrastructure projects. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of 72 million. The Basic Law, the outline for Hong Kong's government post 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997 and sets out details for the integration of Hong Kong into China after 1997.

TAIWAN HAS ALSO BENEFITTED FROM CHINA'S ECONOMIC LIBERALIZATION, GIVEN ITS GEOGRAPHIC PROXIMITY AND ITS CULTURAL AND ETHNIC TIES. Taiwan companies continue to be attracted by China's low labor costs, inexpensive land and less rigid environmental rules. It is estimated that accumulated Taiwanese investment in China exceeds $3 billion. Taiwanese listed companies include a number which invested indirectly in China, primarily in the textiles, food and rubber industries.

THE ADVISER BELIEVES THAT OTHER COUNTRIES IN THE CHINA REGION WILL ALSO BENEFIT FROM THE REGION'S ECONOMIC GROWTH. Listed companies throughout Asia are becoming increasingly active in China. There has also been considerable foreign investment by Japanese companies in the Northeastern Provinces of Liaoning, Jilin, and Heilongiang. As the major trading partner of these provinces, Japan is primarily manufacturing light industrial products for re-export. Major Japanese projects have been set up in the electronics and natural resources sectors in China. While Thailand has been traditionally known as a recipient of foreign investment, Chinese-managed listed companies in the banking, textiles and packaging sectors have indicated their intention of expanding into China. In Singapore, shipping, construction and hotel companies have been the first sectors to do business in China while several Malaysian companies in the manufacturing sector have invested in joint ventures in China. The Adviser believes that growing China exposure will enhance the earnings growth of such companies, making them attractive for investment.

See Appendix A to the Statement of Additional Information for further information about the economic characteristics of and risks associated with investing in China Region countries.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. It currently seeks to meet its investment objective by investing its assets in the Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in equity securities of companies which, in the opinion of the Adviser, will benefit from the economic development and growth of the People's Republic of China ("China"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China region, consisting of Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, the "China Region").

Investments in the China Region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental. China Region investments may offer higher potential for gains and losses than investments in the United States. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF CHINA ("CHINA GROWTH COMPANIES"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China Region (or Greater China). The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of China growth companies ("Greater China investments"). However, it is expected that substantially all of the Portfolio's assets will normally be invested in equity securities, warrants and equity options. China growth companies consist of companies that (a) are located in or whose securities are principally traded in a China Region country, (b)(i) have at least 50% of their assets in one or more China Region countries or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries and (c)(i) have at least 35% of their assets in China, or (ii) derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within China or (iii) have manufacturing or other operations in China that are significant to such companies. Greater China investments are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the China Region. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country in the China Region. The Portfolio has invested more than 25% of its total assets in issuers located in Hong Kong, but the Adviser currently expects the Portfolio ordinarily will not invest more than 15% of its total assets in any other country.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will promptly dispose of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio. Direct investments in China growth companies will not exceed 10% of the Portfolio's total assets.

In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio will not, under normal market conditions, invest more than 35% of its total assets in equity securities other than Greater China investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. The Portfolio will not invest in debt securities, other than investment grade convertible debt instruments. The Portfolio will not invest more than 10% of its assets in the securities of issuers in any country outside the China Region.

The Portfolio may, for temporary defensive purposes, invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in China Region companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.


More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in Greater China investments, its investment performance will be especially affected by events affecting China Region companies. The value and liquidity of Greater China investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the China Region or neighboring regions. The extent of economic development, political stability and market depth of different countries in the China Region varies widely. Certain China Region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.


SECURITIES TRADING MARKETS. The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the China Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the China Region may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, China Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

China Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. Municipal securities regulations governing the Shanghai and Shenzhen securities exchanges are very new. Stockbrokers and other intermediaries in the China Region may not perform as well as their counterparts in the United States and other more developed securities markets.

CHINA REGION COUNTRY CONSIDERATIONS. The Portfolios will invest in China Region countries with emerging economies or securities markets. Political and economic structures in many of such countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.

Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China Region are affected by developments in the economies of their principal trading partners. For example revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Political control of Hong Kong will vest in China in mid-1997, and the actual or perceived success of this process will affect investments in Hong Kong and elsewhere.

China governmental actions can have a significant effect on the economic conditions in the China Region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. China does not have a comprehensive system of laws and some laws are not even publicly available.

The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.

DIRECT INVESTMENTS. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Portfolio's direct investments, particularly in China, will probably include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Adviser does not anticipate making direct investments in start-up operations, although it is expected that in some cases the Portfolio's direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. Such direct investments may be made in entities that are reasonably expected in the foreseeable future to become China growth companies, either by expanding current operations or establishing significant operations in China. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

INVESTMENT LIMITATIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among these fundamental restrictions, neither the Fund nor the Portfolio may
(1) borrow money except from banks or through reverse repurchase agreements and in an amount not exceeding one-third of its total assets; or (2) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities or, in the case of the Fund, interests in the Portfolio, or acquire more than 10% of the outstanding voting securities of any one issuer. Except with respect to the Portfolio's borrowing limitation, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will invest less than 25% of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country in the China Region and (ii) assets denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and those enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. As a matter of nonfundamental policy, neither the Fund nor the Portfolio
(i) intends to borrow for leverage purposes or may purchase any securities if, at the time of such purchase, permitted borrowings exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be, or (ii) is permitted to invest more than 15% of its net assets in unmarketable securities, over-the-counter options, repurchase agreements maturing in more than seven days and other illiquid securities. Nevertheless, the Portfolio may termporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. The Portfolio may lend portfolio securities and engage in repurchase agreements and reverse repurchase agreements but the Adviser has no current intention to do so.

Under the Investment Company Act of 1940 (the "1940 Act") and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer do not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the China Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED ("LGM-HK") AS ITS INVESTMENT ADVISER. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate Lloyd George Investment Management (Bermuda) Limited ("LGIM-B"), LGIM-B, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. LGM-HK supervises LGIM-B's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. LGM-HK and LGIM-B are referred to collectively as the Advisers. The Portfolio is managed by Adaline Mang-Yee Ko.

Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the "Commission"). Each Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns 24% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of nine experienced investment professionals, based in Hong Kong, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. LGM also has offices in Bombay, India and London, England. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Advisers. LGM's only activity is portfolio management.


LGM and the Advisers have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Advisers maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Advisers include the following:


THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead-Faulkner, Cambridge, 1991) and "North South - an Emerging Markets Handbook" (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Messrs. Ward and Lloyd George manage Eaton Vance's Emerging Markets Portfolio and South Asia Portfolio (which invests in India and the Indian subcontinent).


M. F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in the Cantonese and Mandarin dialects of the Chinese language.

PAMELA CHAN. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. She joined LGM in April 1994 where she is a portfolio manager and a member of the Pension Management Committee.

ADALINE MANG-YEE KO. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 13 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko joined LGM in 1995.


While the Portfolio is a New York trust, the Advisers, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Advisers and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Since January 1, 1996, LGM-HK pays to LGIM-B the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK. Under this agreement, LGM-HK is entitled to receive a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As at August 31, 1996, the Portfolio had net assets of $510,297,559. For the fiscal year ended August 31, 1996, the Portfolio paid LGM-HK advisory fees equivalent to 0.74% of the Portfolio's average daily net assets for such period.

LGIM-B also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. LGIM-B places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, LGIM-B may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924, AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.

Under its management contract with the Fund, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $18,802,394. For the fiscal year ended August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended August 31, 1996, Eaton Vance earned administration fees from the Portfolio equivalent to 0.25% of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Advisers under the investment advisory agreement and Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
------------------------------------------------------------------------------


THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE"PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently pays monthly sales commissions to a financial service firm (an "Authorized Firm") in amounts anticipated to be equivalent to .75%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and
(b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter and less all amounts theretofore paid to the Principal Underwriter by LGIM-B in consideration of the former's distribution efforts. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to the Plan and from LGIM-B in consideration of the distribution efforts, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. During the fiscal year ended August 31, 1996, the Fund paid or accrued sales commissions under the Plan equivalent to .75% (annualized) of the Fund's average daily net assets. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,909,000 (which amount was equivalent to 15.5% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed .25% of the Fund's average daily net assets for each fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .25% of the Fund's net assets. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently makes monthly service fee payments to an Authorized Firm in amounts anticipated to be equivalent to .25%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Distribution of Fund shares by the Principal Underwriter will also be encouraged by the payment by LGIM-B to the Principal Underwriter of amounts equivalent to .125% of the Fund's annual average daily net assets. Such payments will be made from LGIM-B's own resources, not Fund assets. The aggregate amounts of such payments are a deduction in calculating the outstanding Uncovered Distribution Charges of the Principal Underwriter under the Plan and, therefore, will benefit Fund shareholders when such charges exist. Such payments will be made in consideration of the Principal Underwriter's distribution efforts.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, and the volume of sales and redemptions of Fund shares and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund), in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities generally are valued at closing sale prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank &Trust Company
        For A/C EV Classic Greater China Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Classic Greater China Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charge (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No CDSC will be imposed on shares of the Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset values per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122. Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Greater China Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party record keepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.


The Fund's investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions that the Fund designates as from its net long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.


Certain distributions, if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.


The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise tax to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise tax.

Income or gain realized by the Portfolio from certain investments may be subject to foreign income taxes, and the Fund may make an election under
Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of the Fund's taxable year consists of stock or securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN.
The Fund's average annual total return is determined by multiplying a hypothetical initial purchase of $1,000 invested at the maximum public offering price (net asset value) by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear. The total return for the period prior to the Fund's commencement of operations on December 28, 1993 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


               LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN -- 10.75%

               1993(1)                                     24.50%
               1994                                        26.58%
               1995                                        (9.85)%
               1996                                         4.19%

(1) From the start of business, October 28, 1992, to August 31, 1993

[Logo]
EATON VANCE         EV CLASSIC GREATER CHINA
================
    Mutual Funds    GROWTH FUND
--------------------------------------------------------------------------------
                    PROSPECTUS


                    JANUARY 1, 1997







EV CLASSIC GREATER CHINA
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV CLASSIC GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           C-CGP

                                    Part A
                     Information Required in a Prospectus

                                 EV MARATHON
                          GREATER CHINA GROWTH FUND

------------------------------------------------------------------------------


EV MARATHON GREATER CHINA GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENT IN EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE INVESTMENT ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF THE PEOPLE'S REPUBLIC OF CHINA. THE FUND INVESTS ITS ASSETS IN GREATER CHINA GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. A SIGNIFICANT PERCENTAGE OF THE PORTFOLIO WILL BE INVESTED IN THE SECURITIES MARKETS OF COUNTRIES IN THE CHINA REGION, INCLUDING HONG KONG, CHINA, TAIWAN, SOUTH KOREA, SINGAPORE, MALAYSIA, THAILAND, INDONESIA AND THE PHILIPPINES. THE FUND IS A SEPARATE SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information for the Fund, dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                        PAGE

  Shareholder and Fund Expenses ..........................   2  How to Buy Fund Shares .............................  16
  The Fund's Financial Highlights ........................   3  How to Redeem Fund Shares...........................  17
  Investment Opportunities in the China Region ...........   5  Reports to Shareholders ............................  19
  The Fund's Investment Objective ........................   6  The Lifetime Investing Account/Distribution
  Investment Policies and Risks ..........................   7    Options ..........................................  19
  Organization of the Fund and the Portfolio .............  11  The Eaton Vance Exchange Privilege .................  20
  Management of the Fund and the Portfolio ...............  12  Eaton Vance Shareholder Services ...................  21
  Distribution Plan ......................................  14  Distributions and Taxes ............................  22
  Valuing Fund Shares.....................................  16  Performance Information ............................  23

------------------------------------------------------------------------------
                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -----------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption
    during the First Seven Years (as a percentage of redemption proceeds
    exclusive of all reinvestments and capital appreciation in the account)                  5.00% - 0%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------
  Management Fees                                                                                 1.24%
  Rule 12b-1 Distribution (and Service) Fees                                                      0.97%
  Other Expenses                                                                                  0.42%
                                                                                                  ----
      Total Operating Expenses                                                                    2.63%
                                                                                                  ====


EXAMPLE                                                 1 YEAR         3 YEARS        5 YEARS       10 YEARS
                                                          ------         -------        -------       --------
  An investor would pay the following contingent
  deferred sales charge and expenses on a $1,000
  investment, assuming (a) 5% annual return and (b)
  redemption at the end of each period:                     $77           $122           $160           $296
  An investor would pay the following expenses on the
  same investment, assuming (a) 5% annual return and
  (b) no redemptions:                                       $27           $ 82           $140           $296

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.74% and 0.25%, respectively).

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

 FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------

                                                                    YEAR ENDED AUGUST 31,
                                                --------------------------------------------------------------
                                                     1996            1995            1994           1993*
                                                    ------          ------          ------          ------
  NET ASSET VALUE, beginning of year                $ 11.890        $ 13.160        $ 10.540        $10.000
                                                    --------        --------        --------        -------

    Income (loss) from operations --
    Net investment loss                             $ (0.087)       $ (0.038)       $ (0.039)       $(0.015)
    Net realized and unrealized gain
      (loss) on investments                            0.647          (1.157)          2.684          0.555
                                                    --------        --------        --------        -------
      Total income (loss) from operations           $  0.560        $ (1.195)       $  2.645        $ 0.540

    Less distributions --
    In excess of net investment income(4)           $   --          $ (0.065)       $   --          $  --
    In excess of net realized gain on
      investment transactions                           --            (0.010)         (0.025)          --
                                                    --------        --------        --------        -------
      Total distributions                           $   --          $ (0.075)       $ (0.025)       $  --
                                                    --------        --------        --------        -------

  NET ASSET VALUE, end of year                      $ 12.450        $ 11.890        $ 13.160        $10.540
                                                    ========        ========        ========        =======

  TOTAL RETURN(1)                                       4.71%          (9.06)%         25.08%          5.40%

    RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000 omitted)         $284,575        $324,258        $392,479        $63,672
    Ratio of net expenses to average daily net
      assets(2)(3)                                      2.63%           2.47%           2.38%          2.21%+
    Ratio of net expenses to average daily net
    assets after custodian fee reduction(2)(3)          2.57%           --              --             --
    Ratio of net investment loss to average
      daily average net assets                         (0.51)%         (0.02)%         (0.55)%        (1.44)%!

  * For the period from the start of business, June 7, 1993, to August 31, 1993.
  + Computed on an annualized basis.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements.
    The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before
    August 31, 1995 have not been adjusted to reflect this change.
(4) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation
    of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE                 --------------------------------------------
CHINA
REGION


                                      [MAP]



                    --------------------------------------------




CHINA'S             --------------------------------------------
SPECIAL
ECONOMIC
ZONES
                                      [MAP]



                    --------------------------------------------

INVESTMENT OPPORTUNITIES IN THE CHINA REGION

------------------------------------------------------------------------------

THE FOLLOWING IS A GENERAL DISCUSSION OF THE ECONOMIES AND SECURITIES MARKETS IN WHICH THE PORTFOLIO MAY INVEST. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's Adviser, Lloyd George Investment Management (Bermuda) Limited. Unless otherwise indicated, all amounts are expressed in United States dollars.


Over the past twenty years the performance of the major Asian securities markets has generally been better than that of markets in Europe and the United States. For over five years, the newly emerging securities markets of the China Region have demonstrated significant growth in market capitalization, in numbers of listed securities and in the volume of transactions. Over the same period, the underlying economies of the region have grown against a background of the high savings rates characteristic of many Asian societies and generally moderate inflation. According to the Asian Development Bank forecasts, the economies of Southeast Asia, excluding Japan, are forecast to grow by 7.6% in 1997. The following graph shows the average growth in gross domestic product ("GDP") from 1990 to 1996 for the main countries in Southeast Asia, compared with the United States.

               AVERAGE GROSS DOMESTIC PRODUCT GROWTH (1990-1996)
               -------------------------------------------------
               THAILAND                                    8.81%
               CHINA                                      10.13%
               MALAYSIA                                    8.77%
               SINGAPORE                                   8.41%
               SOUTH KOREA                                 7.80%
               INDONESIA                                   7.90%
               TAIWAN                                      6.47%
               HONG KONG                                   5.10%
               PHILIPPINES                                 2.79%
               UNITED STATES                               1.95%
               -------------------------------------------------
               SOURCE: LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED

A PARTICULARLY SIGNIFICANT FACTOR WITHIN THE REGION FOR MORE THAN A DECADE HAS BEEN THE INCREASING INFLUENCE WHICH CHINA HAS HAD IN THE DETERMINATION OF THE ECONOMIC DEVELOPMENT OF CERTAIN COUNTRIES. The links between China and Hong Kong, between China and Taiwan and between China and other countries within the region, where there is a significant Chinese element of the population, have by now been strengthened to a degree which makes a reversal unlikely. Moreover, although these links have been developed to a stage where economic co-operation in trade operates smoothly, the full potential of the market, both in terms of domestic consumption and of export growth, has hardly begun to be realized. This potential presents investment opportunity for the Fund and the Portfolio.

CHINA'S POPULATION, ESTIMATED AT 1.3 BILLION, IS THE HIGHEST OF ANY COUNTRY IN THE WORLD. China has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country to foreign investment and commerce. The economic plans covering the last decade of the century include objectives to quadruple the country's 1980 industrial and agricultural output by the year 2000, to increase the export element of the economy and to continue to open the country with further development of the designated special investment areas.

In order to attract foreign investment China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive. As a result, foreign direct investment in China has increased substantially in the last decade. The realized value of foreign investment in China was over $37 billion in 1995.

AS A TRADE ENTREPOT AND FINANCE CENTER, HONG KONG'S VIABILITY HAS BEEN INEXORABLY LINKED TO MAINLAND CHINA SINCE THE ESTABLISHMENT OF THE COLONY IN 1841. HONG KONG REMAINS CHINA'S LARGEST TRADE PARTNER AND ITS LEADING FOREIGN INVESTOR. In 1995, visible trade between Hong Kong and China exceeded $980 billion. In recent years large numbers of Hong Kong based companies have set up factories in the southern Chinese province of Guangdong, where it is estimated that Hong Kong companies employ more than 2.5 million workers. There also has been considerable growth in Chinese investment in Hong Kong over the last decade, particularly in banking property, manufacturing and infrastructure projects. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of 72 million. The Basic Law, the outline for Hong Kong's government post 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997 and sets out details for the integration of Hong Kong into China after 1997.

TAIWAN HAS ALSO BENEFITTED FROM CHINA'S ECONOMIC LIBERALIZATION, GIVEN ITS GEOGRAPHIC PROXIMITY AND ITS CULTURAL AND ETHNIC TIES. Taiwan companies continue to be attracted by China's low labor costs, inexpensive land and less rigid environmental rules. It is estimated that accumulated Taiwanese investment in China exceeds $3 billion. Taiwanese listed companies include a number which invested indirectly in China, primarily in the textiles, food and rubber industries.

THE ADVISER BELIEVES THAT OTHER COUNTRIES IN THE CHINA REGION WILL ALSO BENEFIT FROM THE REGION'S ECONOMIC GROWTH. Listed companies throughout Asia are becoming increasingly active in China. There has also been considerable foreign investment by Japanese companies in the Northeastern Provinces of Liaoning, Jilin, and Heilongiang. As the major trading partner of these provinces, Japan is primarily manufacturing light industrial products for reexport. Major Japanese projects have been set up in the electronics and natural resources sectors in China. While Thailand has been traditionally known as a recipient of foreign investment, Chinese-managed listed companies in the banking, textiles and packaging sectors have indicated their intention of expanding into China. In Singapore, shipping, construction and hotel companies have been the first sectors to do business in China while several Malaysian companies in the manufacturing sector have invested in joint ventures in China. The Adviser believes that growing China exposure will enhance the earnings growth of such companies, making them attractive for investment.

See Appendix A to the Statement of Additional Information for further information about the economic characteristics of and risks associated with investing in China Region countries.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. It currently seeks to meet its investment objective by investing its assets in the Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in equity securities of companies which, in the opinion of the Adviser, will benefit from the economic development and growth of the People's Republic of China ("China"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China region, consisting of Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, the "China Region").

Investments in the China Region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental. China Region investments may offer higher potential for gains and losses than investments in the United States. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF CHINA ("CHINA GROWTH COMPANIES"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China Region (or Greater China). The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of China growth companies ("Greater China investments"). However, it is expected that substantially all of the Portfolio's assets will normally be invested in equity securities, warrants and equity options. China growth companies consist of companies that (a) are located in or whose securities are principally traded in a China Region country, (b)(i) have at least 50% of their assets in one or more China Region countries or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries and
(c)(i) have at least 35% of their assets in China, or (ii) derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within China or (iii) have manufacturing or other operations in China that are significant to such companies. Greater China investments are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the China Region. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country in the China Region. The Portfolio has invested more than 25% of its total assets in issuers located in Hong Kong, but the Adviser currently expects the Portfolio ordinarily will not invest more than 15% of its total assets in any other country.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will promptly dispose of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio. Direct investments in China growth companies will not exceed 10% of the Portfolio's total assets.

In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio will not, under normal market conditions, invest more than 35% of its total assets in equity securities other than Greater China investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. The Portfolio will not invest in debt securities, other than investment grade convertible debt instruments. The Portfolio will not invest more than 10% of its assets in the securities of issuers in any country outside the China Region.

The Portfolio may, for temporary defensive purposes, invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in China Region companies will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.


More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in Greater China investments, its investment performance will be especially affected by events affecting China Region companies. The value and liquidity of Greater China investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the China Region or neighboring regions. The extent of economic development, political stability and market depth of different countries in the China Region varies widely. Certain China Region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.


SECURITIES TRADING MARKETS. The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the China Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the China Region may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, China Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

China Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. Municipal securities regulations governing the Shanghai and Shenzhen securities exchanges are very new. Stockbrokers and other intermediaries in the China Region may not perform as well as their counterparts in the United States and other more developed securities markets.

CHINA REGION COUNTRY CONSIDERATIONS. The Portfolio will invest in China Region countries with emerging economies or securities markets. Political and economic structures in many of such countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.

Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China Region are affected by developments in the economies of their principal trading partners. For example, revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Political control of Hong Kong will vest in China in mid-1997, and the actual or perceived success of this process will affect investments in Hong Kong and elsewhere.

China governmental actions can have a significant effect on the economic conditions in the China Region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. China does not have a comprehensive system of laws and some laws are not even publicly available.

The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.

DIRECT INVESTMENTS. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.

Certain of the Portfolio's direct investments, particularly in China, will probably include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Adviser does not anticipate making direct investments in start-up operations, although it is expected that in some cases the Portfolio's direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. Such direct investments may be made in entities that are reasonably expected in the foreseeable future to become China growth companies, either by expanding current operations or establishing significant operations in China. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

INVESTMENT LIMITATIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among these fundamental restrictions, neither the Fund nor the Portfolio may (1) borrow money except from banks or through reverse repurchase agreements and in an amount not exceeding one-third of its total assets; or (2) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities or, in the case of the Fund, interests in the Portfolio, or acquire more than 10% of the outstanding voting securities of any one issuer. Except with respect to the Portfolio's borrowing limitation, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will invest less than 25% of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country in the China Region and (ii) assets denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and those enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. As a matter of nonfundamental policy, neither the Fund nor the Portfolio (i) intends to borrow for leverage purposes or may purchase any securities if, at the time of such purchase, permitted borrowings exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be, or (ii) is permitted to invest more than 15% of its net assets in unmarketable securities, over-the-counter options, repurchase agreements maturing in more than seven days and other illiquid securities. Nevertheless, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. The Portfolio may lend portfolio securities and engage in repurchase agreements and reverse repurchase agreements but the Adviser has no current intention to do so.

Under the Investment Company Act of 1940 (the "1940 Act") and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer do not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the China Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO

------------------------------------------------------------------------------


EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED ("LGM-HK") AS ITS INVESTMENT ADVISER. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George Investment Management (Bermuda) Limited ("LGIM-B"), LGIM-B, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. LGM-HK supervises LGIM-B's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. LGM-HK and LGIM-B are referred to collectively as the Advisers. The Portfolio is managed by Adaline
Mang-Yee Ko.

Each Adviser is registered as an investment adviser with the Securities and Exchange Commission (the "Commission"). Each Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns 24% of the Class A shares issued by LGM.


LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of nine experienced investment professionals, based in Hong Kong, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. LGM also has offices in Bombay, India and London, England. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Advisers. LGM's only activity is portfolio management.


LGM and the Advisers have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Advisers maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Advisers include the following:


THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead - Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook" (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating
Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Messrs. Ward and Lloyd George manage Eaton Vance's Emerging Markets Portfolio and South Asia Portfolio (which invests in India and the Indian subcontinent).


M. F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in the Cantonese and Mandarin dialects of the Chinese language.

PAMELA CHAN. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. She joined LGM in April 1994 where she is a portfolio manager and a member of the Pension Management Committee.

ADALINE MANG-YEE KO. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 13 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko joined LGM in 1995.


While the Portfolio is a New York trust, the Advisers, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Advisers and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Since January 1, 1996, LGM-HK pays to LGIM-B the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK. Under this agreement, LGM-HK is entitled to receive a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As at August 31, 1996, the Portfolio had net assets of $510,297,559. For the fiscal year ended August 31, 1996, the Portfolio paid LGM-HK advisory fees equivalent to 0.74% of the Portfolio's average daily net assets for such period.

LGIM-B also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. LGIM-B places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, LGIM-B may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.

Under its management contract with the Fund, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $284,574,696. For the fiscal year ended August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended August 31, 1996, Eaton Vance earned administration fees from the Portfolio equivalent to 0.25% of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Advisers under the investment advisory agreement and Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
------------------------------------------------------------------------------


THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter and all amounts theretofore paid to the Principal Underwriter by LGIM-B in consideration of the former's distribution efforts. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan and from LGIM-B in consideration of the distribution efforts, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. During the fiscal year ended August 31, 1996, the Fund paid sales commissions under its Plan equivalent to .75% of the Fund's average daily net assets. As of August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $10,789,000 (equivalent to 3.8% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% per annum of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, the Fund made service fee payments under the Plan equivalent to 0.22% of the Fund's average daily net assets.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


Distribution of Fund shares by the Principal Underwriter will also be encouraged by the payment by LGIM-B to the Principal Underwriter of amounts equivalent to
 .15% of the Fund's annual average daily net assets. Such payments will be made from LGIM-B's own resources, not Fund assets. The aggregate amounts of such payments are a deduction in calculating the outstanding Uncovered Distribution Charges of the Principal Underwriter under the Plan and, therefore, will benefit Fund shareholders when such charges exist. Such payments will be made in consideration of the Principal Underwriter's distribution efforts.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities generally are valued at closing sale prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon Greater China Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Marathon Greater China Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charge (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). A CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:


  YEAR OF REDEMPTION AFTER PURCHASE                            CDSC
  ----------------------------------------------------------------------
  First or Second                                               5%
  Third                                                         4%
  Fourth                                                        3%
  Fifth                                                         2%
  Sixth                                                         1%
  Seventh and following                                         0%


In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No CDSC will be imposed on shares of the Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $50.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.


If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Greater China Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.


The Fund's investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders. The Fund anticipates that for federal tax purposes the entire distribution will constitute ordinary income to the shareholders. Shareholders reinvesting such distributions should treat the entire amount of the distribution as the tax basis of the additional shares acquired by reason of such reinvestment.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.


Certain distributions, if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.


Income realized by the Portfolio from certain instruments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treated as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of the Fund's taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase of $1,000 invested at the maximum public offering price (net asset value) by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear. The total return for the period prior to the Fund's commencement of operations on June 7, 1993 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.


               LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN -- 11.28%

                    1993(1)                     26.58%
                    1994                        25.08%
                    1995                        (9.06%)
                    1996                         4.71%

(1) From the start of business, October 28, 1992, to August 21, 1993

[Logo]
EATON VANCE
================
    Mutual Funds
----------------------------------------------------------------------------

EV MARATHON

GREATER CHINA

GROWTH FUND

PROSPECTUS


JANUARY 1, 1997



EV MARATHON GREATER CHINA
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV MARATHON GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                           M-CGP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                          GREATER CHINA GROWTH FUND

------------------------------------------------------------------------------


EV TRADITIONAL GREATER CHINA GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENT IN EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE INVESTMENT ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF THE PEOPLE'S REPUBLIC OF CHINA. THE FUND INVESTS ITS ASSETS IN GREATER CHINA GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. A SIGNIFICANT PERCENTAGE OF THE PORTFOLIO WILL BE INVESTED IN THE SECURITIES MARKETS OF COUNTRIES IN THE CHINA REGION, INCLUDING HONG KONG, CHINA, TAIWAN, SOUTH KOREA, SINGAPORE, MALAYSIA, THAILAND, INDONESIA AND THE PHILIPPINES. THE FUND IS A SEPARATE SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information for the Fund dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 (the "Manager"). The Portfolio's investment adviser is Lloyd George Investment Management (Bermuda) Limited (the "Adviser"). The principal business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                        PAGE
  Shareholder and Fund Expenses ..........................   2  How to Buy Fund Shares .............................  15
  The Fund's Financial Highlights ........................   3  How to Redeem Fund Shares ..........................  18
  Investment Opportunities in the China Region ...........   5  Reports to Shareholders ............................  19
  The Fund's Investment Objective ........................   6  The Lifetime Investing Account/Distribution
  Investment Policies and Risks ..........................   7    Options ..........................................  19
  Organization of the Fund and the Portfolio .............  11  The Eaton Vance Exchange Privilege .................  20
  Management of the Fund and the Portfolio ...............  12  Eaton Vance Shareholder Services ...................  21
  Distribution Plan ......................................  14  Distributions and Taxes ............................  22
  Valuing Fund Shares ....................................  15  Performance Information ............................  23
------------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     4.75%
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None


        ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES  (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
  Management Fees                                                                                   1.24%
  Rule 12b-1 Distribution (and Service) Fees                                                        0.50%
  Other Expenses                                                                                    0.41%
                                                                                                    ----
      Total Operating Expenses                                                                      2.15%
                                                                                                    ====

  EXAMPLE                                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                  ------       -------       -------       --------
  An investor would pay the following maximum initial sales
  charge and expenses on a $1,000 investment, assuming (a) 5%
  annual return and (b) redemption at the end of each period:      $68           $112          $157          $284


NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Management Fees include management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.74% and 0.25%, respectively.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares".

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------------------------------

                                                          FOR THE YEAR ENDED AUGUST 31,
                                              --------------------------------------------------------
                                                1996           1995           1994           1993*
                                              --------       --------       --------       --------

  NET ASSET VALUE, beginning of year          $ 14.230       $ 15.710       $ 12.450       $ 10.000
                                              --------       --------       --------       --------


  Income (loss)from operations --
    Net investment income (loss)              $ (0.040)      $  0.051       $ (0.026)      $ (0.029)
    Net realized and unrealized gain (loss)
      on investments                             0.790         (1.441)         3.336          2.479
                                              --------       --------       --------       --------
      Total income (loss) from operations     $  0.750       $ (1.390)      $  3.310       $  2.450
                                              --------       --------       --------       --------

   Less distributions --
     From net investment income               $  --          $ (0.051)      $   --         $  --
     In excess of net investment income(4)       --            (0.004)          --            --
     From net realized gain on investment
       transactions                              --             --            (0.050)         --
     In excess of net realized gain on
      investment transactions                    --            (0.035)          --            --
                                              --------       --------       --------       --------
      Total distributions                     $  --          $ (0.090)      $ (0.050)      $  --
                                              --------       --------       --------       --------

  NET ASSET VALUE, end of year                $ 14.980       $ 14.230       $ 15.710       $ 12.450
                                              ========       ========       ========       ========

  TOTAL RETURN(1)                                 5.27%         (8.82)%        26.56%         24.50%

  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000 omitted)   $205,476       $242,901       $316,229       $154,317
    Ratio of net expenses to average
      daily net assets(2)(3)                      2.15%          2.08%          2.12%          2.47%+
    Ratio of net expenses to average daily
      net assets after custodian fee
      reduction(2)(3)                             2.09%         --              --             --
    Ratio of net investment loss to average
      daily net assets                           (0.02)%        (0.38)%        (0.28)%        (0.69)%+


    + Computed on an annualized basis.

    * For the period from the start of business, October 28, 1992, to August 31, 1993.


  (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.

  (2) Includes the Fund's share of the Portfolio's allocated expenses.

  (3) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as the Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

  (4) The Fund has followed the Statement of Position (SOP) 93-2: Determination,
      Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE                 --------------------------------------------
CHINA
REGION


                                      [MAP]



                    --------------------------------------------




CHINA'S             --------------------------------------------
SPECIAL
ECONOMIC
ZONES
                                      [MAP]



                    --------------------------------------------

INVESTMENT OPPORTUNITIES IN THE CHINA REGION
-------------------------------------------------------------------------------


THE FOLLOWING IS A GENERAL DISCUSSION OF THE ECONOMIES AND SECURITIES MARKETS IN WHICH THE PORTFOLIO MAY INVEST. There can be no assurance that the Portfolio will be able to capitalize on the factors described herein. Opinions expressed herein are the good faith opinions of the Portfolio's Adviser, Lloyd George Investment Management (Bermuda) Limited. Unless otherwise indicated, all amounts are expressed in United States dollars.


Over the past twenty years the performance of the major Asian securities markets has generally been better than that of markets in Europe and the United States. For over five years, the newly emerging securities markets of the China Region have demonstrated significant growth in market capitalization, in numbers of listed securities and in the volume of transactions. Over the same period, the underlying economies of the region have grown against a background of the high savings rates characteristic of many Asian societies and generally moderate inflation. According to the Asian Development Bank forecasts, the economies of Southeast Asia, excluding Japan, are forecast to grow by 7.6% in 1997. The following graph shows the average growth in gross domestic product ("GDP") from 1990 to 1996 for the main countries in Southeast Asia, compared with the United States.

               AVERAGE GROSS DOMESTIC PRODUCT GROWTH (1990-1996)
               -------------------------------------------------
               THAILAND                                    8.81%
               CHINA                                      10.13%
               MALAYSIA                                    8.77%
               SINGAPORE                                   8.41%
               SOUTH KOREA                                 7.80%
               INDONESIA                                   7.90%
               TAIWAN                                      6.47%
               HONG KONG                                   5.10%
               PHILIPPINES                                 2.79%
               UNITED STATES                               1.95%
               -------------------------------------------------
               SOURCE: LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED

A PARTICULARLY SIGNIFICANT FACTOR WITHIN THE REGION FOR MORE THAN A DECADE HAS BEEN THE INCREASING INFLUENCE WHICH CHINA HAS HAD IN THE DETERMINATION OF THE ECONOMIC DEVELOPMENT OF CERTAIN COUNTRIES. The links between China and Hong Kong, between China and Taiwan and between China and other countries within the region, where there is a significant Chinese element of the population, have by now been strengthened to a degree which makes a reversal unlikely. Moreover, although these links have been developed to a stage where economic co-operation in trade operates smoothly, the full potential of the market, both in terms of domestic consumption and of export growth, has hardly begun to be realized. This potential presents investment opportunity for the Fund and the Portfolio.

CHINA'S POPULATION, ESTIMATED AT 1.3 BILLION, IS THE HIGHEST OF ANY COUNTRY IN THE WORLD. China has had for many centuries a well deserved reputation for being closed to foreigners, with trade with the outside world being carried on under terms of extreme restriction and under central control. Such conditions were maintained in the first thirty years of the Communist regime which began in 1949; however there have been several stages of evolution, from the institution of an industrialization program in the 1950s to a modernization policy commencing in 1978 which combined economic development with the beginnings of opening the country to foreign investment and commerce. The economic plans covering the last decade of the century include objectives to quadruple the country's 1980 industrial and agricultural output by the year 2000, to increase the export element of the economy and to continue to open the country with further development of the designated special investment areas.

In order to attract foreign investment China has since 1978 designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions. There are five Special Economic Zones (Shenzhen, Shantou and Zhuhai in Guangdong Province, Xiamen in Fujian Province and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty-seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive. As a result, foreign direct investment in China has increased substantially in the last decade. The realized value of foreign direct investment in China was over $37 billion in 1995.

AS A TRADE ENTREPOT AND FINANCE CENTER, HONG KONG'S VIABILITY HAS BEEN INEXORABLY LINKED TO MAINLAND CHINA SINCE THE ESTABLISHMENT OF THE COLONY IN 1841. HONG KONG REMAINS CHINA'S LARGEST TRADE PARTNER AND ITS LEADING FOREIGN INVESTOR. In 1995, visible trade between Hong Kong and China exceeded $980 billion. In recent years large numbers of Hong Kong based companies have set up factories in the southern Chinese province of Guangdong, where it is estimated that Hong Kong companies employ more than 2.5 million workers.
There also has been considerable growth in Chinese investment in Hong Kong over the last decade, particularly in banking property, manufacturing and infrastructure projects. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of 72 million. The Basic Law, the outline for Hong Kong's government post 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997 and sets out details for the integration of Hong Kong into China after 1997.

TAIWAN HAS ALSO BENEFITTED FROM CHINA'S ECONOMIC LIBERALIZATION, GIVEN ITS GEOGRAPHIC PROXIMITY AND ITS CULTURAL AND ETHNIC TIES. Taiwan companies continue to be attracted by China's low labor costs, inexpensive land and less rigid environmental rules. It is estimated that accumulated Taiwanese investment in China exceeds $3 billion. Taiwanese listed companies include a number which invested indirectly in China, primarily in the textiles, food and rubber industries.

THE ADVISER BELIEVES THAT OTHER COUNTRIES IN THE CHINA REGION WILL ALSO BENEFIT FROM THE REGION'S ECONOMIC GROWTH. Listed companies throughout Asia are becoming increasingly active in China. There has also been considerable foreign investment by Japanese companies in the Northeastern Provinces of Liaoning, Jilin, and Heilongiang. As the major trading partner of these provinces, Japan is primarily manufacturing light industrial products for re-export. Major Japanese projects have been set up in the electronics and natural resources sectors in China. While Thailand has been traditionally known as a recipient of foreign investment, Chinese-managed listed companies in the banking, textiles and packaging sectors have indicated their intention of expanding into China. In Singapore, shipping, construction and hotel companies have been the first sectors to do business in China while several Malaysian companies in the manufacturing sector have invested in joint ventures in China. The Adviser believes that growing China exposure will enhance the earnings growth of such companies, making them attractive for investment.

See Appendix A to the Statement of Additional Information for further information about the economic characteristics of and risks associated with investing in China Region countries.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK LONG-TERM CAPITAL APPRECIATION. It currently seeks to meet its investment objective by investing its assets in the Greater China Growth Portfolio (the "Portfolio"), a separate registered investment company which invests primarily in equity securities of companies which, in the opinion of the Adviser, will benefit from the economic development and growth of the People's Republic of China ("China"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China region, consisting of Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, the "China Region").

Investments in the China Region can involve significant risks that are generally not involved with investments in U.S. companies. The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. A prospective investor should take into account personal objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. The investment objective of the Fund and the Portfolio are nonfundamental. China Region investments may offer higher potential for gains and losses than investments in the United States. See "Investment Policies and Risks" for further information.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

THE PORTFOLIO SEEKS TO ACHIEVE ITS OBJECTIVE THROUGH INVESTING IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF EQUITY SECURITIES OF COMPANIES WHICH, IN THE OPINION OF THE ADVISER, WILL BENEFIT FROM THE ECONOMIC DEVELOPMENT AND GROWTH OF CHINA ("CHINA GROWTH COMPANIES"). A significant percentage of the Portfolio's assets will be invested in the securities markets of countries in the China Region (or Greater China). The Portfolio will, under normal market conditions, invest at least 65% of its total assets in equity securities of China growth companies ("Greater China investments"). However, it is expected that substantially all of the Portfolio's assets will normally be invested in equity securities, warrants and equity options. China growth companies consist of companies that (a) are located in or whose securities are principally traded in a China Region country, (b)(i) have at least 50% of their assets in one or more China Region countries or (ii) derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries and (c)(i) have at least 35% of their assets in China, or (ii) derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within China or (iii) have manufacturing or other operations in China that are significant to such companies. Greater China investments are typically listed on stock exchanges or traded in the over-the-counter markets in countries in the China Region. The principal offices of these companies, however, may be located outside these countries. The Portfolio may invest 25% or more of its total assets in the securities of issuers located in any one country in the China Region. The Portfolio has invested more than 25% of its total assets in issuers located in Hong Kong, but the Adviser currently expects the Portfolio ordinarily will not invest more than 15% of its total assets in any other country.

Equity securities, for purposes of the 65% policy, will be limited to common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict the ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible investment grade debt instruments. A debt security is investment grade if it is rated BBB or above by Standard & Poor's Ratings Group ("S&P") or Baa or above by Moody's Investors Service, Inc. ("Moody's") or determined to be of comparable quality by the Adviser. Debt securities rated BBB by S&P or Baa by Moody's have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. The Portfolio will promptly dispose of any convertible debt instrument which is rated or determined by the Adviser to be below investment grade subsequent to acquisition by the Portfolio. Direct investments in China growth companies will not exceed 10% of the Portfolio's total assets.

In addition to its investments in equity securities, the Portfolio may invest up to 5% of its net assets in options on equity securities and up to 5% of its net assets in warrants, including options and warrants traded in over-the-counter markets. The Portfolio will not, under normal market conditions, invest more than 35% of its total assets in equity securities other than Greater China investments, warrants, options on securities and indices, options on currency, futures contracts and options on futures, forward foreign currency exchange contracts, currency swaps and any other non-equity investments. The Portfolio will not invest in debt securities, other than investment grade convertible debt instruments. The Portfolio will not invest more than 10% of its assets in the securities of issuers in any country outside the China Region.

The Portfolio may, for temporary defensive purposes, invest some or all of its total assets in high grade debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments denominated in U.S. dollars or a foreign currency.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. Because investment in China Region countries will usually involve currencies of foreign countries, the value of assets of the Portfolio as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Transactions in the securities of foreign issuers could be subject to settlement delays and risk of loss.


More than 25% of the Portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in any single currency. Concentration in a particular currency will increase the Portfolio's exposure to adverse developments affecting the value of such currency. An issuer of securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the securities are denominated.

Since the Portfolio will, under normal market conditions, invest at least 65% of its total assets in Greater China investments, its investment performance will be especially affected by events affecting China Region companies. The value and liquidity of Greater China investments may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the China Region or neighboring regions. The extent of economic development, political stability and market depth of different countries in the China Region varies widely. Certain China Region countries, including China, Indonesia, Malaysia, the Philippines and Thailand, are either comparatively underdeveloped or in the process of becoming developed. Greater China investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries. In comparison to the United States and other developed countries, developing countries may have relatively unstable governments and economies based on only a few industries. Given the Portfolio's investments, the Portfolio will likely be particularly sensitive to changes in China's economy as the result of any reversals of economic liberalization, political unrest or changes in China's trading status.


SECURITIES TRADING MARKETS. The securities markets in the China Region are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Portfolio. The prices at which the Portfolio may acquire investments may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Portfolio in particular securities. Similarly, volume and liquidity in the bond markets in the China Region are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in the China Region may also affect the Portfolio's ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, China Region securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

China Region stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. In particular, the securities industry in China is not well developed. China has no securities laws of nationwide applicability. The Municipal securities regulations governing the Shanghai and Shenzhen securities exchanges are very new. Stockbrokers and other intermediaries in the China Region may not perform as well as their counterparts in the United States and other more developed securities markets.

CHINA REGION COUNTRY CONSIDERATIONS. The Portfolio will invest in China Region countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Portfolio's investments in those countries and the availability to the Portfolio of additional investments in those countries.

The laws of countries in the region relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain a judgement in the courts of these countries than it is in the United States. Monsoons and natural disasters also can affect the value of Portfolio investments.

Economies of countries in the China Region may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China Region are affected by developments in the economies of their principal trading partners. Revocation by the United States of China's "Most Favored Nation" trading status, which the U.S. President and Congress reconsider annually, would adversely affect the trade and economic development of China and Hong Kong. Political control of Hong Kong will vest in China in mid-1997, and the actual or perceived success of this process will affect investments in Hong Kong and elsewhere.

China governmental actions can have a significant effect on the economic conditions in the China Region, which could adversely affect the value and liquidity of the Portfolio's investments. Although the Chinese Government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. China does not have a comprehensive system of laws and some laws are not even publicly available.

The Fund and the Portfolio each intend to conduct its respective affairs in such a manner to avoid taxation. Nevertheless, certain countries may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that in the future the Portfolio will be able to repatriate its income, gains or initial capital from these countries.


DIRECT INVESTMENTS. The Portfolio may invest up to 10% of its total assets in direct investments in China growth companies. Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise. In each case, the Portfolio will, at the time of making the investment, enter into a shareholder or similar agreement with the enterprise and one or more other holders of equity interests in the enterprise. The Adviser anticipates that these agreements will, in appropriate circumstances, provide the Portfolio with the ability to appoint a representative to the board of directors or similar body of the enterprise and for eventual disposition of the Portfolio's investment in the enterprise. Such a representative of the Portfolio will be expected to provide the Portfolio with the ability to monitor its investment and protect its rights in the investment and will not be appointed for the purpose of exercising management or control of the enterprise.


Certain of the Portfolio's direct investments, particularly in China, will probably include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. The Adviser does not anticipate making direct investments in start-up operations, although it is expected that in some cases the Portfolio's direct investments will fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations. Such direct investments may be made in entities that are reasonably expected in the foreseeable future to become China growth companies, either by expanding current operations or establishing significant operations in China. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that the Adviser's use of derivative instruments will be advantageous to the Portfolio.


The Portfolio may purchase call and put options on any securities in which the Portfolio may invest or options on any securities index composed of securities in which the Portfolio may invest. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio does not intend to purchase an option on any security if, after such transaction, more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.


To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the Adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.


REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell) with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the Adviser or the Manager that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets and, accordingly, such securities can trade at a discount from their net asset values.

INVESTMENT LIMITATIONS. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among these fundamental restrictions, neither the Fund nor the Portfolio may
(1) borrow money except from banks or through reverse repurchase agreements and in an amount not exceeding one-third of its total assets; or (2) with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, other than U.S. Government securities or, in the case of the Fund, interests in the Portfolio, or acquire more than 10% of the outstanding voting securities of any one issuer. Except with respect to the Portfolio's borrowing limitation, investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will invest less than 25% of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country in the China Region and (ii) assets denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and those enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be. As a matter of nonfundamental policy, neither the Fund nor the Portfolio
(i) intends to borrow for leverage purposes or may purchase any securities if, at the time of such purchase, permitted borrowings exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be, or (ii) is permitted to invest more than 15% of its net assets in unmarketable securities, over-the-counter options, repurchase agreements maturing in more than seven days and other illiquid securities. Nevertheless, the Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions. The Portfolio may lend portfolio securities and engage in repurchase agreements and reverse repurchase agreements but the Adviser has no current intention to do so.

Under the Investment Company Act of 1940 (the "1940 Act") and the rules promulgated thereunder, the Portfolio's investments in the securities of any company that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities-related activities is limited to 5% of any class of the issuer's equity securities and 10% of the outstanding principal amount of the issuer's debt securities, provided that the Portfolio's aggregate investments in the securities of any such issuer do not exceed 5% of the Portfolio's total assets. Some of the companies available for investment in the China Region, including enterprises being privatized by such countries, may be financial services businesses that engage in securities-related activities. The Portfolio's ability to invest in such enterprises may thus be limited.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE FUND IS A DIVERSIFIED SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST"), A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED LLOYD GEORGE MANAGEMENT (HONG KONG) LIMITED ("LGM-HK") AS ITS INVESTMENT ADVISER. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate Lloyd George Investment Management (Bermuda) Limited ("LGIM-B"), LGIM-B, acting under the general supervision of the Portfolio's Trustees, manages the Portfolio's investments and affairs. LGM-HK supervises LGIM-B's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. LGM-HK and LGIM-B are referred to collectively as the Advisers. The Portfolio is managed by Adaline Mang-Yee Ko.

Each Adviser is registered as an investment adviser with the Securities and Exchange Commission the ("Commission"). Each Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited ("LGM"). LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of approximately $1.5 billion. Eaton Vance's parent, Eaton Vance Corp., owns 24% of the Class A shares issued by LGM.

LGM was established in 1991 to provide investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages Pacific Basin and Asian portfolios for both private clients and institutional investors seeking long-term capital growth. LGM's core investment team consists of nine experienced investment professionals, based in Hong Kong, who have worked together over a number of years successfully managing client portfolios in Pacific Basin and Asian stock markets. LGM also has offices in Bombay, India and London, England. The team has a unique knowledge of, and experience with, Pacific Basin and Asian emerging markets. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Advisers. LGM's only activity is portfolio management.

LGM and the Advisers have adopted a disciplined management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, LGM and the Advisers maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service. Personnel of the Advisers include the following:


THE HONOURABLE ROBERT LLOYD GEORGE. Chairman. Born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. Previously, he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead - Faulkner, Cambridge, 1991) and "North South -- an Emerging Markets Handbook (Probus, England, 1994).

WILLIAM WALTER RALEIGH KERR. Finance Director and Chief Operating Officer. Born in 1950 and educated at Ampleforth and Oxford. Mr. Kerr qualified as a Chartered Accountant at Thomson McLintock & Co. before joining The Oldham Estate Company plc as Financial Controller. Prior to joining LGM, Mr. Kerr was a Director of Banque Indosuez's corporate finance subsidiary, Financiere Indosuez Limited, in London. Prior to that Mr. Kerr worked for First Chicago Limited.


SCOBIE DICKINSON WARD. Director. Born in 1966 and a cum laude graduate of both Phillips Academy Andover, and Harvard University. Mr. Ward joined Indosuez Asia Investment Services in 1989, where he managed the $100 million Himalayan Fund, and the Indosuez Tasman Fund, investing in Australia and New Zealand. Messrs. Ward and Lloyd George manage Eaton Vance's Emerging Markets Portfolio and South Asia Portfolio (which invests in India and the Indian subcontinent).


M. F. TANG. Director. Born in 1946 and educated in Hong Kong. Mr. Tang is a Fellow of the Chartered Association of Certified Accountants. Mr. Tang joined LGM having worked for Australian Mutual Provident Society in Sydney where he was a Portfolio Manager responsible for Asian Equities. Prior thereto Mr. Tang worked for Barclays Australia Investment Services Ltd. From 1978 to 1986 Mr. Tang worked for Barings International Investment Management and prior to that he spent six years with Peat Marwick Mitchell & Co. Mr. Tang is fluent in the Cantonese and Mandarin dialects of the Chinese language.

PAMELA CHAN. Director. Born in Hong Kong in 1957 and graduated from Mills College in Oakland, California. She was an investment executive for Jardine Fleming from 1982-1984 before moving to Australia where she worked as a Fund Manager for Rothschild and Aetna. She joined Sun Life Assurance Society PLC in England in 1987 where she was the head of South East Asian Equities and a Director. She joined LGM in April 1994 where she is a portfolio manager and a member of the Pension Management Committee.

ADALINE MANG-YEE KO. Director. Born in 1943 and educated at University of Birmingham, England and at London Business School where she received her MBA. Ms. Ko has over 13 years experience working with Far East Asian equities. From 1982-1988, she worked at Save & Prosper Group Ltd. as an investment manager. In 1988, Ms. Ko transferred to Robert Fleming & Co. Ltd. In 1990, she was promoted to Director of Fleming Investment Management Ltd. In 1992, she was promoted to Head of the Pacific Region Portfolios Group where she supervised a team of 5 with responsibility for over $1.5 billion in assets under management. Ms. Ko joined LGM in 1995.


While the Portfolio is a New York trust, the Advisers, together with certain Trustees and officers of the Portfolio, are not residents of the United States, and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of the Advisers and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which the Adviser and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Since January 1, 1996, LGM-HK pays to LGIM-B the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK. Under this agreement, LGM-HK is entitled to receive a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As at August 31, 1996, the Portfolio had net assets of $510,297,559. For the fiscal year ended August 31, 1996, the Portfolio paid LGM-HK advisory fees equivalent to 0.74% of the Portfolio's average daily net assets for such period.

LGIM-B also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. LGIM-B places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, LGIM-B may consider sales of shares of the Fund as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931. EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Eaton Vance, acting under the general supervision of the Boards of Trustees of the Trust and the Portfolio, manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Adviser for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees" and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.

Under its management contract with the Fund, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $205,476,253. For the fiscal year ended August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly fee in the amount of 1/48 of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the fiscal year ended August 31, 1996, Eaton Vance earned administration fees from the Portfolio equivalent to 0.25% (annualized) of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by the Advisers under the investment advisory agreement or Eaton Vance under the management contract or the administration agreement or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
------------------------------------------------------------------------------


IN ADDITION TO MANAGEMENT FEES AND OTHER EXPENSES, THE FUND PAYS FOR CERTAIN EXPENSES PURSUANT TO A DISTRIBUTION PLAN (THE "PLAN") DESIGNED TO MEET THE REQUIREMENTS OF RULE 12B-1 UNDER THE 1940 ACT. The Plan provides that the Fund will pay a monthly distribution fee to the Principal Underwriter in an amount equal to the aggregate of (a) .50% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for less than one year and (b) .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Aggregate payments to the Principal Underwriter under the Plan are limited to those permissible, pursuant to a rule of the National Association of Securities Dealers, Inc. During the fiscal year ended August 31, 1996, the Fund paid distribution fees under the Plan to the Principal Underwriter representing 0.26% of the Fund's average daily net assets for such year.

The Plan also provides that the Fund will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to financial service firms ("Authorized Firms"), as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such Firms which have remained outstanding for more than one year. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter not to exceed on an annual basis .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Service fee payments to Authorized Firms will be in addition to sales charges on Fund shares which are reallowed to Authorized Firms. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. During the fiscal year ended August 31, 1996, the Fund made service fee payments under the Plan equivalent to 0.24% of the Fund's average daily net assets for such year.


VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 P.M. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT") (as agent for the Fund), in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Exchange listed securities generally are valued at closing sale prices. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or from the Principal Underwriter.


The current sales charges and dealer commissions are:

                                                                 SALES CHARGE          SALES CHARGE          DEALER DISCOUNT
                                                                 AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                             AMOUNT INVESTED       OFFERING PRICE        OFFERING PRICE
  ------------------                                             ---------------       --------------        --------------
  Under $100,000                                                 4.99%                 4.75%                 4.00%
  $100,000 but less than $250,000                                3.90%                 3.75%                 3.15%
  $250,000 but less than $500,000                                2.83%                 2.75%                 2.30%
  $500,000 but less than $1,000,000                              2.04%                 2.00%                 1.70%
  $1,000,000 or more                                             0.00%*                0.00%*                See Below**

 * No sales charge is payable at the time of purchase on investments of $1 million or more or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions. The CDSC will be waived on redemptions by employee retirement plans organized under the Internal Revenue Code of 1986, as amended (the "Code") relating to distributions to plan participants or beneficiaries upon retirement, disability or death.

** A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million, plus 0.50% on amounts from $3 million but less than $5 million, plus 0.25% on amounts from $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; to bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code (" Eligible Plans") and "rabbi trusts." The Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Greater China Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Greater China Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
-------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS - BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make additional purchases. However, no such redemption would be required if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997, will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchase.) If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege", the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.


"STREET NAME" ACCOUNTS. If shares of a Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Greater China Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."


RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share), in shares of the Fund or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses), and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.

The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund from net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions that the Fund designates as from its net long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions if declared by the Fund in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements relating to the sources of its income, the distribution of its income, and the diversification of its assets. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise tax to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio also does not pay federal income or excise tax.

Income or gain realized by the Portfolio from certain investments may be subject to foreign income taxes, and the Fund may make an election under
Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treated as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of the Fund's taxable year consists of stock or securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the shareholder's proportionate share of such taxes. Availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations under the Code.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.

The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear.


               LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN -- 11.38%

                       1993(1)                        24.50%
                       1994                           26.56%
                       1995                           (8.83%)
                       1996                            5.27%

(1) From the start of business, October 28, 1992, to August 31, 1993

EV TRADITIONAL

GREATER CHINA

GROWTH FUND








PROSPECTUS

JANUARY 1, 1997





EV TRADITIONAL GREATER
CHINA GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

----------------------------------------------------------------------------


SPONSOR AND MANAGER OF EV TRADITIONAL GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street,  Boston, MA 02110


                                                       T-CGP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                  EV CLASSIC
                                 GROWTH FUND
------------------------------------------------------------------------------

EV CLASSIC GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING GROWTH OF CAPITAL. THE FUND INVESTS ITS ASSETS IN GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------------------------------------------------

                                                   PAGE                                                     PAGE

  Shareholder and Fund Expenses ...................   2  How to Buy Fund Shares .............................   9
  The Fund's Financial Highlights .................   3  How to Redeem Fund Shares ..........................  10
  The Fund's Investment Objective .................   4  Reports to Shareholders ............................  11
  Investment Policies and Risks ...................   4  The Lifetime Investing Account/Distribution Options   11
  Organization of the Fund and the Portfolio ......   5  The Eaton Vance Exchange Privilege .................  12
  Management of the Fund and the Portfolio ........   6  Eaton Vance Shareholder Services ...................  13
  Distribution Plan ...............................   7  Distributions and Taxes ............................  13
  Valuing Fund Shares .............................   8  Performance Information ............................  14
--------------------------------------------------------------------------------------------------------------------------
                                                 PROSPECTUS JANUARY 1, 1997


SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                                                       None
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None
  Contingent Deferred Sales Charge Imposed on Redemption during the First Year
    (as a percentage of redemption proceeds exclusive of all reinvestments and
    capital appreciation in the account)                                                            1.00%


  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                           0.625%
  Rule 12b-1 Distribution (and Service) Fees                                                       1.000%
  Other Expenses (after expense allocation)                                                        1.885%
                                                                                                   -----
      Total Operating Expenses (after allocation)                                                  3.510%
                                                                                                   =====

  EXAMPLE                                                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
  An investor would pay the following expenses (including a
    contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end
    of each period:                                                $45      $108       $182        $378

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 7.065% and 8.690%, respectively.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return may vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." In the Example above, expenses would be $10 less in the first year if there was no redemption.

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand L.L.P., independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                                               --------------------------
                                                   1996            1995++
                                                  -------         -------
  NET ASSET VALUE, beginning of year              $11.680         $10.000
                                                  -------         -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                           $(0.241)        $(0.214)
    Net realized and unrealized gain on
      investments                                   1.551           1.894
                                                  -------         -------
      Total income from investment operations     $ 1.310         $ 1.680
                                                  -------         -------
  LESS DISTRIBUTIONS:
    From net realized gain on investments          (0.510)         --
                                                  -------         -------
  NET ASSET VALUE, end of year                    $12.480         $11.680
                                                  =======         =======

  TOTAL RETURN(1)                                  11.68%          16.80%

  RATIOS/SUPPLEMENTAL DATA (as a percentage of average daily net assets):*
    Expenses(2)                                     3.51%           3.47% +
    Net investment loss                            (2.15%)         (2.17%)+
    NET ASSETS, END OF YEAR (000'S OMITTED)       $   968         $   601

  *The expenses related to the operation of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

  NET INVESTMENT INCOME PER SHARE                 $(0.823)        $(0.648)
                                                  =======         =======
  RATIOS (to average daily net assets)
    Expenses(2)                                     8.69%          12.21% +
    Net investment loss                            (7.33%)        (10.90%)+

  +Computed on an annualized basis.
 ++For the period from the start of business, November 7, 1994, to August
   31, 1995.
(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.

(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE CAPITAL GROWTH. The Fund currently seeks to meet its investment objective by investing its assets in the Growth Portfolio, a separate registered investment company, which has the same investment objective as the Fund. While income is a subordinate consideration to capital growth, the Portfolio will earn dividend or interest income to the extent that it receives dividends or interest from its investments.

The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------
THE PORTFOLIO INVESTS IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF DOMESTIC AND FOREIGN EQUITY SECURITIES. It may invest in all kinds of companies. The Portfolio invests primarily in common stocks or securities convertible into common stocks (including convertible debt). It may also invest in other securities and obligations of all kinds. These include preferred stocks, rights, warrants, bonds, repurchase agreements and other evidences of indebtedness. The Portfolio may also invest in money market instruments.

Investing in foreign securities entails considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Currently, the Fund does not intend to invest more than 25% of its net assets in foreign securities.

The Portfolio may purchase and sell exchange-traded futures contracts on stock indices and options thereon to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Such transactions involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on such transactions (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in futures and options thereon. There can be no assurance that the Adviser's use of such instruments will be advantageous to the Portfolio.

The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Fund to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments in equity securities are subject to the risk of adverse developments affecting particular companies or industries and the stock market generally. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.

THE FUND IS NOT INTENDED TO BE A COMPLETE INVESTMENT PROGRAM, AND PROSPECTIVE INVESTORS SHOULD TAKE INTO ACCOUNT THEIR OBJECTIVES AND OTHER INVESTMENTS WHEN CONSIDERING THE PURCHASE OF FUND SHARES. THE FUND CANNOT ASSURE ACHIEVEMENT OF ITS CAPITAL GROWTH OBJECTIVE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989 and organized as the successor to a Massachusetts corporation which commenced its investment company operations in 1954. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $300 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.625% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Thomas E. Faust, Jr. has acted as the portfolio manager of the Portfolio since April 1, 1996. Mr. Faust has been a Vice President of Eaton Vance since 1985 and of BMR since 1992.

BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre- clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN
------------------------------------------------------------------------------
THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"). Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently pays monthly sales commissions to a financial service firm (an "Authorized Firm") in amounts anticipated to be equivalent to .75%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.


THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the fiscal year ended August 31, 1996, the Fund paid or accrued sales commissions under the Plan equivalent to .75% of the Fund's average daily net assets for such year. As at August 31 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $134,817 (equivalent to 13.9% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .25% of the Fund's net assets. On sales of shares made prior to January 30, 1995, the Principal Underwriter currently makes monthly service fee payments to an Authorized Firm in amounts anticipated to be equivalent to .25%, annualized, of the assets maintained in the Fund by the customers of such Firm. On sales of shares made on January 30, 1995 and thereafter, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to
 .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan equivalent to .25% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Classic Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.


If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redempton of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each acount statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of such fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of Fund shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as a result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in a current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent, provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Fund's present policy is to distribute semi-annually substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually any net realized capital gains. A portion of distributions from net investment income may be eligible for the dividends-received deduction for corporations. The Fund's distributions from its net investment income, net short-term capital gains, and certain net foreign exchange gains will be taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions that the Fund designates as from its net long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time shares have been owned by shareholders. If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.


Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax withheld (if any) by the Fund's Transfer Agent.

The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributed to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear. The total return for the period prior to the Fund's commencement of operations on November 7, 1994 reflects the total return of the portfolio (or that of its predecessor) which had different operating expenses.

                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.06%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 9.82%



                    1987                           34.03%
                    1988                          (18.96%)
                    1989                           32.90%
                    1990                           (2.65%)
                    1991                           23.24%
                    1992                            7.22%
                    1993                            7.63%
                    1994                           (0.50%)
                    1995                           14.89%
                    1996*                          11.68%


*If a portion of the expenses of the Fund had not been allocated to the Administrator, the Fund would have had lower returns.

[Logo]
EATON VANCE
-----------------
     Mutual Funds

EV CLASSIC
GROWTH FUND

--------------------------------------------------------------------------------


  PROSPECTUS
  JANUARY 1, 1997




EV CLASSIC
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                           C-GFP

                                    Part A
                     Information Required in a Prospectus

                                 EV MARATHON
                                 GROWTH FUND


------------------------------------------------------------------------------

EV MARATHON GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING GROWTH OF CAPITAL. THE FUND INVESTS ITS ASSETS IN GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                            PAGE                                                     PAGE
Shareholder and Fund Expenses ..............   2      How to Buy Fund Shares ........................   9
The Fund's Financial Highlights ............   3      How to Redeem Fund Shares......................  10
The Fund's Investment Objective ............   4      Reports to Shareholders .......................  11
Investment Policies and Risks ..............   4      The Lifetime Investing Account/Distribution      11
Organization of the Fund and the Portfolio .   5        Options .....................................  11
Management of the Fund and the Portfolio ...   6      The Eaton Vance Exchange Privilege ............  12
Distribution Plan ..........................   7      Eaton Vance Shareholder Services ..............  13
Valuing Fund Shares.........................   8      Distributions and Taxes .......................  14
                                                      Performance Information .......................  14
---------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
-----------------------------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  ---------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                   None
  Sales Charges Imposed on Reinvested Distributions                                              None
  Fees to Exchange Shares                                                                        None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemptions
    during the First Seven Years (as a percentage of redemption proceeds
    exclusive of all reinvestments and capital appreciation in the account)                5.00% - 0%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES  (as a percentage of average daily net assets)

        ---------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                      0.625%
    Rule 12b-1 Distribution (and Service) Fees                                                0.900%
    Other Expenses (after expense allocation)                                                 0.075%
                                                                                              -----
        Total Operating Expenses (after allocation)                                           1.600%
                                                                                              =====

  EXAMPLE                                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS
  ---------------------------------------------------------------------------------------------------

  An investor would pay the following contingent deferred    $66        $90        $107       $190
    sales charge and expenses on a $1,000 investment,
    assuming (a) 5% annual return and (b) redemption at
    the end of each period:

  An investor would pay the following expenses on the same   $16        $50        $87        $190
    investment, assuming (a) 5% annual return and (b) no
    redemptions:

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 1.345% and 2.870%, respectively.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return may vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares". A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan".

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege".

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand L.L.P., independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                                         ---------------------
                                                           1996          1995++
                                                           ----          ------
  NET ASSET VALUE -- Beginning of year                   $11,680        $10.000
                                                         -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                                  $(0.010)       $(0.074)
    Net realized and unrealized gain on investments        1.725          1.754
                                                         -------        -------
      Total income from investment operations            $ 1.715        $ 1.680
                                                         -------        -------
  LESS DISTRIBUTIONS:
    From net realized gain on investments                (0.075)          --
                                                         -------        -------
  NET ASSET VALUE, end of year                           $13.320        $11.680
                                                         =======        =======
  TOTAL RETURN(1)                                         14.75%         16.80%

  RATIOS/SUPPLEMENTAL DATA (as a percentage of average daily net assets):*
    Expenses(2)                                            1.52%          2.82%+
    Net investment loss                                  (0.12)%        (1.59)%+

  NET ASSETS AT END OF YEAR (000'S OMITTED)              $ 7,509        $ 2,240

  * The expenses related to the operation of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment income per share and the ratios would have been as follows:

  NET INVESTMENT INCOME PER SHARE                        $(0.126)       $ 0.167

  RATIOS (to average daily net assets)
    Expenses(2)                                            2.87%          8.01%+
    Net investment loss                                  (1.47)%        (6.79)%+

    + Computed on an annualized basis.
   ++ For the period from the start of business, September 13, 1994, to August
      31, 1995.
  (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.
  (2) Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE CAPITAL GROWTH. The Fund currently seeks to meet its investment objective by investing its assets in the Growth Portfolio, a separate registered investment company, which has the same investment objective as the Fund. While income is a subordinate consideration to capital growth, the Portfolio will earn dividend or interest income to the extent that it receives dividends or interest from its investments.

The Fund's and the Portfolio's investment objectives are nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.

INVESTMENT POLICIES AND RISKS
-------------------------------------------------------------------------------

THE PORTFOLIO INVESTS IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF DOMESTIC AND FOREIGN EQUITY SECURITIES. It may invest in all kinds of companies. The Portfolio invests primarily in common stocks or securities convertible into common stocks (including convertible debt). It may also invest in other securities and obligations of all kinds. These include preferred stocks, rights, warrants, bonds, repurchase agreements and other evidences of indebtedness.The Portfolio may also invest in money market instruments.

Investing in foreign securities entails considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Currently, the Fund does not intend to invest more than 25% of its net assets in foreign securities.

The Portfolio may purchase and sell exchange-traded futures contracts on stock indices and options thereon to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Such transactions involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on such transactions (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in future and options thereon. There can be no assurance that the Adviser's use of such instruments will be advantageous to the Portfolio.

The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Fund to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments in equity securities are subject to the risk of adverse developments affecting particular companies or industries and the stock market generally. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


  THE FUND IS NOT INTENDED TO BE A COMPLETE INVESTMENT PROGRAM, AND PROSPECTIVE INVESTORS SHOULD TAKE INTO ACCOUNT THEIR OBJECTIVES AND OTHER INVESTMENTS WHEN CONSIDERING THE PURCHASE OF FUND SHARES. THE FUND CANNOT ASSURE ACHIEVEMENT OF ITS CAPITAL GROWTH OBJECTIVE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
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The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989 and organized as the successor to a Massachusetts corporation which commenced its investment company operations in 1954. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $300 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY- OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to and including $300 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $300 million. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.625% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Thomas E. Faust, Jr. has acted as the portfolio manager of the Portfolio since April 1, 1996. Mr. Faust has been a Vice President of Eaton Vance since 1985 and of BMR since 1992.

BMR places the portfolio transactions of the Portfolio with many broker- dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker- dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.

DISTRIBUTION PLAN

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THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN
(THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"). Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the fiscal year ended August 31, 1996, the Fund paid sales commissions under the Plan equivalent to .75% of the Fund's average daily net assets for such year. As at August 31, 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $172,156 (equivalent to 2.2% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for any fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan equivalent to 0.07% of the Fund's average daily net assets for such year.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.


The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
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THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE
"EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
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SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR
SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

  IN THE CASE OF BOOK ENTRY:

  Deliver through Depository Trust Co.
  Broker #2212
  Investors Bank & Trust Company
  For A/C EV Marathon Growth Fund

  IN THE CASE OF PHYSICAL DELIVERY:

  Investors Bank & Trust Company
  Attention: EV Marathon Growth Fund
  Physical Securities Processing Settlement Area
  89 South Street
  Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first- out basis. As described under "Distribution Plan", the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

    YEAR OF REDEMPTION AFTER PURCHASE                                  CDSC
    -----------------------------------------------------------------------
    First or Second ...............................................     5%
    Third .........................................................     4%
    Fourth ........................................................     3%
    Fifth .........................................................     2%
    Sixth .........................................................     1%
    Seventh and following .........................................     0%

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DISTRIBUTIONS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CDSC WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CDSC WOULD BE $50.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the o i b e oe suchtohoexchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in a current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Growth Fund may be mailed directly to the Transfer Agent First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the repurchased shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption) some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Fund's present policy is to distribute semi-annually substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually any net realized capital gains. A portion of distributions from net investment income may be eligible for the dividends-received deduction for corporations. The Fund's distributions from its net investment income, net short-term capital gains, and certain net foreign exchange gains will be taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions that the Fund designates as from its net long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time shares have been owned by shareholders. If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.


Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax withheld (if any) by the Fund's Transfer Agent.


The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributed to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear. The total return for the period prior to the Fund's commencement of operations on September 13, 1994 reflects the total return of the Portfolio (or that of its predecessor) which had different operating expenses.

                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.73%
                 10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 10.16%

                         1987                     34.03%
                         1988                    (18.96%)
                         1989                     32.90%
                         1990                     (2.65%)
                         1991                     23.24%
                         1992                      7.22%
                         1993                      7.63%
                         1994                     (0.50%)
                         1995                     15.33%
                         1996*                    14.75%

* If a portion of the Fund's expenses had not been allocated to the Administrator, the Fund would have had lower returns.

[Logo]
EATON VANCE
================
    Mutual Funds



EV MARATHON

GROWTH

FUND



PROSPECTUS


JANUARY 1, 1997






EV MARATHON
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                           M-GFP

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                                 GROWTH FUND
------------------------------------------------------------------------------


EV TRADITIONAL GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING CAPITAL GROWTH. THE FUND INVESTS ITS ASSETS IN GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY DIRECTLY INVESTING IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------


                                                          PAGE                                                       PAGE
  Shareholder and Fund Expenses  ........................   2  How to Buy Fund Shares ............................   7
  The Fund's Financial Highlights  ......................   3  How to Redeem Fund Shares .........................  10
  The Fund's Investment Objective  ......................   4  Reports to Shareholders  ..........................  11
  Investment Policies and Risks .........................   4  The Lifetime Investing Account/Distribution
  Organization of the Fund and the Portfolio  ...........   5    Options .........................................  11
  Management of the Fund and the Portfolio  .............   6  The Eaton Vance Exchange Privilege  ...............  12
  Service Plan  .........................................   7  Eaton Vance Shareholder Services  .................  13
  Valuing Fund Shares ...................................   7  Distributions and Taxes  ..........................  14
                                                               Performance Information  ..........................  14
----------------------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                     4.75%
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None


 ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                           0.625%
  Other Expenses (including Service Plan Fees)                                                     0.355%
                                                                                                   -----
      Total Operating Expenses                                                                     0.980%
                                                                                                   =====

  EXAMPLE                                                         1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                  ------       -------       -------       --------

  An investor would pay the following maximum initial sales
    charge and expenses on a $1,000 investment, assuming (a)
    5% annual return and (b) redemption at the end of each
    period:                                                        $57           $77           $99           $162


NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return may vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights", "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares".

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares".

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio".

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand L.L.P., independent accountants, as experts in accounting and auditing. The financial highlights for each of the six years in the period ended August 31, 1992 were audited by other auditors whose report dated September 30, 1992, expressed an unqualified opinion on such financial highlights. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Fund's Principal Underwriter.
------------------------------------------------------------------------------

                                                                   YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------------------------------------
                         1996        1995      1994     1993(1)      1992*     1991*      1990*      1989*      1988*     1987*
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   ------
NET ASSET VALUE,
  beginning of year     $ 8.330     $ 7.960   $ 8.070   $ 8.520     $ 8.450   $ 7.750    $ 8.560    $ 6.730    $ 9.670   $ 8.130
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income  $ 0.043     $ 0.024   $ 0.052   $ 0.030     $ 0.046   $ 0.101    $ 0.109    $ 0.150    $ 0.114   $ 0.115
 Net realized and
  unrealized gain
  (loss) on
  investments             1.202       1.086    (0.092)    0.660       0.544     1.499     (0.319)     1.980     (1.764)    2.335
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   -------
  Total income (loss)
   from investment
   operations           $ 1.245     $ 1.110   $(0.040)  $ 0.690     $ 0.590   $ 1.600    $(0.210)   $ 2.130    $(1.650)  $ 2.450
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   -------
LESS DISTRIBUTIONS:
 From net investment
   income               $(0.035)    $(0.032)  $(0.060)  $  --       $(0.040)  $(0.080)   $(0.110)   $(0.080)   $(0.060)  $(0.110)
 In excess of net
investment income(4)       --        (0.018)     --        --          --        --         --         --         --        --
 From net realized
  gains on investments   (0.300)     (0.083)   (0.010)   (1.140)     (0.480)   (0.820)    (0.490)    (0.220)    (1.230)   (0.800)
 In excess of net
  realized gains on
  investments(4)           --        (0.607)     --        --          --        --         --         --         --        --
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   -------
  Total
    distributions       $(0.335)    $(0.740)  $(0.070)  $(1.140)    $(0.520)  $(0.900)   $(0.600)   $(0.300)   $(1.290)  $(0.910)
                        -------     -------   -------   -------     -------   -------    -------    -------    -------   -------

NET ASSET VALUE, end
   of year              $ 9.240     $ 8.330   $ 7.960   $ 8.070     $ 8.520   $ 8.450    $ 7.750    $ 8.560    $ 6.730   $ 9.670
                        =======     =======   =======   =======     =======   =======    =======    =======    =======   =======

TOTAL RETURN(2)          15.38%      15.95%   (0.50)%     7.63%       7.22%    23.24%    (2.65)%     32.90%    (18.96)%   34.03%
RATIOS/SUPPLEMENTAL DATA:
 Ratio of net expenses
  to average daily
  net assets(1)           0.98%       0.98%     0.95%     0.89%       0.87%     0.92%      0.96%      0.98%      1.00%     0.92%
 Ratio of net
  investment income
  to average daily
  net assets              0.48%       0.42%     0.61%     0.56%       0.53%     1.35%      1.38%      2.04%      1.66%     1.42%
PORTFOLIO TURNOVER(3)      --          --         89%       84%         68%       73%        66%        54%        55%       57%
NET ASSETS, END OF
  YEAR (000'S OMITTED) $138,252    $130,966  $130,269  $143,264    $143,695  $143,090    $80,582    $92,448    $84,667  $112,843

    * Audited by previous auditors.
  (1) Includes the Fund's share of the Portfolio's allocated expenses subsequent to August 2, 1994.
  (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.
  (3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover for the period since the Fund transferred substantially all of its assets to the
      Portfolio is shown in the Portfolio's financial statements which are incorporated by reference into the Statement of
      Additional Information.
  (4) The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
      Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

THE FUND'S INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE CAPITAL GROWTH. The Fund currently seeks to meet its investment objective by investing its assets in the Growth Portfolio, a separate registered investment company, which has the same investment objective as the Fund. While income is a subordinate consideration to capital growth, the Portfolio will earn dividend or interest income to the extent that it receives dividends or interest from its investments.

The Fund's and the Portfolio's investment objective is nonfundamental and may be changed when authorized by a vote of the Trustees of the Trust or the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be. The Trustees of the Trust have no present intention to change the Fund's objective and intend to submit any proposed material change in the investment objective to shareholders in advance for their approval.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

THE PORTFOLIO INVESTS IN A CAREFULLY SELECTED AND CONTINUOUSLY MANAGED PORTFOLIO CONSISTING PRIMARILY OF DOMESTIC AND FOREIGN EQUITY SECURITIES. It may invest in all kinds of companies. The Portfolio invests primarily in common stocks or securities convertible into common stocks (including convertible debt). It may also invest in other securities and obligations of all kinds. These include preferred stocks, rights, warrants, bonds, repurchase agreements and other evidences of indebtedness. The Portfolio may also invest in money market instruments.

Investing in foreign securities entails considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. Currently, the Fund does not intend to invest more than 25% of its net assets in foreign securities.

The Portfolio may purchase and sell exchange-traded futures contracts on stock indices and options thereon to hedge against fluctuations in securities prices or as a substitute for the purchase or sale of securities. Such transactions involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on such transactions (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in futures and options thereon. There can be no assurance that the Adviser's use of such instruments will be advantageous to the Portfolio.

The Fund may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sales against-the-box enable the Fund to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a taxable gain to be recognized. The Fund expects normally to close its short sales against-the-box by delivering newly-acquired stock.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments in equity securities are subject to the risk of adverse developments affecting particular companies or industries and the stock market generally. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

The Fund and the Portfolio have adopted certain fundamental investment restrictions which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Except for such enumerated restrictions and as otherwise indicated in this Prospectus, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the Fund's shareholders or the investors in the Portfolio, as the case may be.


  THE FUND IS NOT INTENDED TO BE A COMPLETE INVESTMENT PROGRAM, AND PROSPECTIVE INVESTORS SHOULD TAKE INTO ACCOUNT THEIR OBJECTIVES AND OTHER INVESTMENTS WHEN CONSIDERING THE PURCHASE OF FUND SHARES. THE FUND CANNOT ASSURE ACHIEVEMENT OF ITS CAPITAL GROWTH OBJECTIVE.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989 and organized as the successor to a Massachusetts corporation which commenced its investment company operations in 1954. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series and (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $300 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110, (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under its investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of average daily net assets of the Portfolio up to and including $300 million and 1/24 of 1% (equivalent to 0.50% annually) of average daily net assets over $300 million. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.625% of the Portfolio's average daily net assets for such year.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Thomas E. Faust, Jr. has acted as the portfolio manager of the Portfolio since April 1, 1996. Mr. Faust has been a Vice President of Eaton Vance since 1985 and of BMR since 1992.

BMR places the portfolio transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre- clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Portfolio and the Fund, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement.


SERVICE PLAN
------------------------------------------------------------------------------


In addition to advisory fees and other expenses, the Fund pays service fees pursuant to a Service Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") and the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR ANY FISCAL YEAR. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund sold on or after July 1, 1989 and remaining outstanding for at least twelve months. During the fiscal year ended August 31, 1996, the Fund made payments under the Plan to the Principal Underwriter and Authorized Firms equivalent to 0.089% of the Fund's average daily net assets for such year.


VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects an interest in the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or from the Principal Underwriter.


The current sales charges and dealer commissions are:

                                       SALES CHARGE          SALES CHARGE          DEALER COMMISSION
                                       AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                   OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  -------------------------------------------------------------------------------------------------------
  Less than $100,000                   4.75%                 4.99%                 4.00%
  $100,000 but less than $250,000      3.75                  3.90                  3.15
  $250,000 but less than $500,000      2.75                  2.83                  2.30
  $500,000 but less than $1,000,000    2.00                  2.04                  1.70
  $1,000,000 or more                   0.00*                 0.00*                 See Below**

 *  No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge
    ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions.
**  A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million, plus 0.50% on amounts from $3 million but less than $5 million, plus 0.25% on amounts from $5 million or more.
    Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.


The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; and bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the Investment Adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401 (a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Fund's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Fund Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of the Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the account.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
----------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, Massachusetts 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If shares have been purchased at net asset value with no initial sales charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchase.) If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or distributions that have been reinvested in additional shares. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current share balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund may currently be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired), but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone; provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of the Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not dividends are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from a shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement".


RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are being purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


The Fund's present policy is to distribute semi-annually substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses, and to distribute at least annually any realized net capital gains. A portion of distributions from net investment income may be eligible for the dividends-received deduction for corporations. The Fund's distributions from its net investment income, net short-term capital gains, and certain net foreign exchange gains will be taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Distributions that the Fund designates as from its net long-term capital gains are taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares of the Fund and regardless of the length of time shares have been owned by shareholders. If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. In addition, losses realized on a redemption of Fund shares may be disallowed under certain "wash sale" rules if within a period beginning 30 days before and ending 30 days after the date of redemption other shares of the Fund are acquired. Any disregarded or disallowed amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Shareholders will receive annually tax information notices and Forms 1099 to assist in the preparation of reporting on their federal and state income tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax withheld (if any) by the Fund's Transfer Agent.


The Fund intends to qualify as a regulated investment company under the Code, and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributed to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.


As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what an investor's total return may be in any future period.


The following chart reflects the annual investment returns of the Fund for one year periods ending August 31 and does not take into account the CDSC which investors may bear:


                   5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 8.96%
                  10 YEAR AVERAGE ANNUAL TOTAL RETURN -- 10.28%

                       1987                      34.03%
                       1988                     (18.96%)
                       1989                      32.90%
                       1990                      (2.65%)
                       1991                      23.24%
                       1992                       7.22%
                       1993                       7.63%
                       1994                      (0.50%)
                       1995                      15.95%
                       1996                      15.37%

[Logo]
EATON VANCE
================
    Mutual Funds
----------------------------------------------------------------------------

EV TRADITIONAL

GROWTH

FUND

PROSPECTUS


JANUARY 1, 1997



EV TRADITIONAL
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                           T-GFP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                  EV CLASSIC
                             INFORMATION AGE FUND
------------------------------------------------------------------------------

EV CLASSIC INFORMATION AGE FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL GROWTH BY INVESTING IN A GLOBAL AND DIVERSIFIED PORTFOLIO OF SECURITIES OF INFORMATION AGE COMPANIES. THE FUND INVESTS ITS ASSETS IN INFORMATION AGE PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 ("Eaton Vance" or the "Manager"). The Portfolio's investment advisers are Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George") (collectively, the "Advisers"). The principal business address of Eaton Vance and BMR is 24 Federal Street, Boston, MA 02110 and of Lloyd George is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------------------------------------------------
                                                  PAGE                                                               PAGE
  Shareholder and Fund Expenses ................    2        How to Buy Fund Shares ...............................   12
  The Fund's Financial Highlights ..............    3        How to Redeem Fund Shares ............................   13
  The Fund's Investment Objective ..............    4        Reports to Shareholders ..............................   14
  The Portfolio's Investments ..................    4        The Lifetime Investing Account/Distribution
  Investment Policies and Risks ................    5          Options ............................................   14
  Organization of the Fund and the Portfolio ...    7        The Eaton Vance Exchange Privilege ...................   15
  Management of the Fund and the Portfolio .....    8        Eaton Vance Shareholder Services .....................   16
  Distribution Plan ............................   10        Distributions and Taxes ..............................   16
  Valuing Fund Shares ..........................   11        Performance Information ..............................   18

-------------------------------------------------------------------------------------------------------------------------
                                             PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Contingent Deferred Sales Charges Imposed on Redemptions During the
    First Year (as a percentage of redemption proceeds exclusive of
    all reinvestments and capital appreciation in the account)                                    1.00%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
  percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------

  Management Fees                                                                                 1.25%
  Rule 12b-1 Distribution (and Service) Fees                                                      1.00
  Other Expenses (after expense allocation)                                                       0.63
                                                                                                  ----
      Total Operating Expenses (after allocation)                                                 2.88%
                                                                                                  ====

  EXAMPLE                                                                                  1 YEAR         3 YEARS
  An investor would pay the following expenses (including a contingent deferred sales charge in the case of redemption during the first year after purchase) on a $1,000 investment, assuming (a) 5% annual return and (b) redemption at the end of each
    period:                                                                                 $39             $89

NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear directly or indirectly by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Management Fees includes management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively. Absent an expense allocation, Other Expenses and Total Operating Expenses would have been 5.84% and 8.09%, respectively.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."

No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." In the Example above, expenses would be $10 less in the first year if there was no redemption.

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand, L.L.P., independent accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------

FOR THE PERIOD FROM THE START OF BUSINESS,
  NOVEMBER 22, 1995, TO AUGUST 31, 1996:

NET ASSET VALUE, beginning of period                                  $10.000
                                                                      -------
INCOME FROM OPERATIONS:
  Net investment loss                                                 $(0.114)
  Net realized and unrealized gain on investments                       0.774
                                                                      -------
    Total income from operations                                      $ 0.660
                                                                      ------

NET ASSET VALUE, end of period                                        $10.660
                                                                      =======
TOTAL RETURN(1)                                                         6.60%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's omitted)                           $ 1,390
  Ratio of net expenses to average net assets(2)                        2.88%+
  Ratio of net investment loss to average net assets                   (1.39%)+

The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, net investment loss per share and the ratios would have been as follows:

  Net investment loss per share                                       $(0.541)
                                                                      =======
  Ratios (as a percentage of average daily net assets):
    Expenses(2)                                                         8.09%+
    Net investment loss                                                (6.60%)+

  +Annualized.
(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in Information Age Portfolio (the "Portfolio"), a separate registered investment company that invests in securities of information age companies.

The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. See "Investment Policies and Risks" for further information. The investment objective of the Fund and the Portfolio are nonfundamental. See "Organization of the Fund and the Portfolio -- Special Information on the Fund/Portfolio Investment Structure" for further information.


THE PORTFOLIO'S INVESTMENTS
------------------------------------------------------------------------------
In recent years, a number of technological advances have facilitated the global dissemination of information of all types including text, voice, images, moving pictures and digital data streams. These technological advances may be likened to the dynamic process of invention and application of new technology in the eighteenth and nineteenth centuries that has come to be known as the Industrial Revolution, ushering in the Industrial Age. In the same way, the Advisers believe that the current pace of technological change in the dissemination and use of information will be looked upon as the Information Revolution and will usher in the Information Age.

The leading equity investments of the Information Age may be those companies, referred to as information age companies, developing and successfully adopting these new technologies to meet the needs of the rapidly changing information marketplace. The global dissemination of information and information processing technologies has enhanced economic growth in the developed economies of the world and is contributing to the rapid modernization of the world's newly developing economies. The Advisers believe that the pace and scope of these technological developments are likely to increase and that their economic impact will become increasingly important. The Advisers believe that investment in companies participating in these developments both as producers and as beneficiaries of new technologies is likely to produce favorable returns. These industries are dynamic and the Advisers will endeavor to keep abreast of changes in information products, services and technologies. The Advisers may consider investment in companies that benefit from:

* Emerging and established technologies that will enhance the processing and transfer of information. These may include digital technologies, such as computer hardware, software and networks; mobile telephony and established telecommunications networks of all sorts; fiber optic communications equipment; and developing methods of utilizing electromagnetic spectrum for communications.

* Privatization and deregulation of state owned telecommunication, television and other information media companies both in the developed economies and the emerging economies where these companies may reach new markets and expand their business opportunities.

* Wider access to information and entertainment media by peoples around the globe, including broadcasters; cable television networks; producers and publishers of entertainment, news, literature and scholarly information; owners of libraries and data bases of all kinds; advertising agencies and in some cases advertisers who can capitalize on rising demand due to broader consumer awareness, particularly in new markets.

* Development of new information infrastructure in developing countries, such as producers and developers of communication network equipment and managers of sophisticated communication networks.

* Affordability of, and rising demand for, information industries' consumer products and services particularly in the emerging economies such as China, India, Africa, Latin America, and Eastern Europe where penetration of these products and services is low by world standards.

By focusing on companies such as the foregoing, the Advisers believe that the opportunity for long-term capital growth exists. Of course, there can be no assurance that the Portfolio will be able to take advantage of the foregoing opportunities, or that such investment opportunities will be favorable.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

The Portfolio invests in a global and diversified portfolio of securities of information age companies. Information age companies are companies that may be engaged in providing information services, such as telephony, broadcasting, cable or satellite television, publishing, advertising, producing information and entertainment media, data processing, networking of data processing and communication systems, or providing consumer interconnection to computer communication networks. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software and networking equipment, mobile telephony devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. The securities may be denominated in foreign currencies.

Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities of information age companies. Securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. Convertible debt instruments generally will be rated below investment grade (i.e., rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard & Poor's Ratings Group) or, if unrated, determined by an Adviser to be of equivalent quality. Convertible debt securities so rated are commonly called "junk bonds" and have risks similar to equity securities; they are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets. For temporary defensive purposes, the Portfolio may invest without limit in debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments.


An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments are subject to the risk of adverse developments affecting particular companies or industries and securities markets generally. In addition, many information age companies are subject to substantial governmental regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many of such companies. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. As of the date of this Prospectus, the Advisers expect to invest between approximately 40% and 60% of the Portfolio's assets in foreign securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that an Adviser's use of derivative instruments will be advantageous to the Portfolio.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if an Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

CURRENCY SWAPS. The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If Lloyd George is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. The Portfolio does not expect to invest more than 5% of its total assets in repurchase agreements under normal circumstances.


RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. The Portfolio's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Moreover, liquid Rule 144A securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets in the securities of other investment companies unaffiliated with an Adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country and (ii) securities denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE, AND LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED ("LLOYD GEORGE") (COLLECTIVELY, THE "ADVISERS") AS ITS INVESTMENT ADVISERS. The Portfolio's non-U.S. assets are managed by Robert J. D. Lloyd George, Chairman and Chief Executive Officer of Lloyd George, and the Portfolio's U.S. assets are managed by Duncan W. Richardson, Vice President of Eaton Vance and BMR.

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with assets under management of over $16 billion. Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Eaton Vance Corp. owns 24% of the Class A Shares issued by Lloyd George Management (B.V.I.) Limited ("LGM"), the parent of Lloyd George.


Lloyd George, which maintains offices in Hong Kong, London, England and Bombay, India, is a corporation formed on October 29, 1991 under the laws of Bermuda. Lloyd George is registered as an investment adviser with the U.S. Securities and Exchange Commission (the "Commission"). Lloyd George is a subsidiary of LGM. LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of more than $1 billion. Robert J. D. Lloyd George has acted as a portfolio manager of the Portfolio since it commenced operations. He is the Chairman and Chief Executive Officer of LGM and Lloyd George. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services, Ltd. (1984-1991).


While the Portfolio is a New York trust, Lloyd George, together with Mr. Lloyd George and Edward K.Y. Chen (a Trustee of the Portfolio), are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Acting under the general supervision of the Board of Trustees of the Portfolio, the Advisers manage the investment of the Portfolio's assets. The Advisers also furnish for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, the Advisers receive a monthly advisory fee, to be divided equally between them, of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Portfolio had net assets of $42,703,385. For the period from the start of business, September 18, 1995, to August 31, 1996, the Portfolio paid the Advisers advisory fees equivalent to 0.75% (annualized) of the Portfolio's average daily net assets for such period, which amount was divided equally between them.

The Advisers place the portfolio securities transactions of the Portfolio with many broker-dealer firms and use their best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, an Adviser may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.

Acting under the general supervision of the Board of Trustees of the Trust and the Portfolio, Eaton Vance manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Advisers for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.

Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to .25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $1,390,057. For the period from the Fund's start of business, November 22, 1995, to August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to
 .25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the period from the Portfolio's start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned administration fees equivalent to 0.25% (annualized) of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by an Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or an Adviser; and investment advisory, management and administration fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


DISTRIBUTION PLAN
------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


During the period from the start of business, November 22, 1995, to August 31, 1996, the Fund paid sales commissons under the Plan equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $75,000 (which amount was equivalent to 5.4% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR.
The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .25% of the Fund's average daily net assets for any fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .25% of the Fund's net assets. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to 1/12 of
 .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. During the period from the start of business, November 22, 1995, to August 31, 1996, the Fund made service fee payments equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by IBT Fund Services (Canada) Inc. (as agent for the Fund) in the manner authorized by the Trustees of the Trust. IBT Fund Services (Canada), Inc. is a subsidiary of Investors Bank & Trust ("IBT"), the Fund's and the Portfolio's custodian. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT Fund Services (Canada) Inc. (as agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio, with special provisions for valuing debt obligations, short-term investments, foreign securities, direct investments, hedging instruments and assets not having readily available market quotations, if any. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

          IN THE CASE OF BOOK ENTRY:

          Deliver through Depository Trust Co.
          Broker #2212
          Investors Bank & Trust Company
          For A/C EV Classic Information Age Fund

          IN THE CASE OF PHYSICAL DELIVERY:

          Investors Bank & Trust Company
          Attention: EV Classic Information Age Fund
          Physical Securities Processing Settlement Area
          89 South Street
          Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC") equal to 1% of the net asset value of the redeemed shares. This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, of value in the other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund.

In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option  -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a CDSC (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.


Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as a result of an exchange from an EV Classic Fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Information Age Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption), some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS. The Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.


The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments. Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Income realized by the Portfolio from certain investments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of a taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the proportionate share of such taxes. The availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.


Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in the value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

[Logo]
EATON VANCE
================
    Mutual Funds
--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF
EV CLASSIC INFORMATION AGE FUND

ADMINISTRATOR OF
INFORMATION AGE PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

Lloyd George Investment Management
  (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, MA 02109




EV CLASSIC

INFORMATION

AGE FUND


[Graphic Omitted]



PROSPECTUS
JANUARY 1, 1997



EV CLASSIC INFORMATION AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110

                                                                          C-IAP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                 EV MARATHON
                             INFORMATION AGE FUND

------------------------------------------------------------------------------


EV MARATHON INFORMATION AGE FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL GROWTH BY INVESTING IN A GLOBAL AND DIVERSIFIED PORTFOLIO OF SECURITIES OF INFORMATION AGE COMPANIES. THE FUND INVESTS ITS ASSETS IN INFORMATION AGE PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 ("Eaton Vance" or the "Manager"). The Portfolio's investment advisers are Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George") (collectively, the "Advisers"). The principal business address of Eaton Vance and BMR is 24 Federal Street, Boston, MA 02110 and of Lloyd George is 3808 One Exchange Square, Central, Hong Kong.

------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                PAGE                                                PAGE

  Shareholder and Fund Expenses ..............     2  How to Buy Fund Shares .....................    11
  The Fund's Financial Highlights ............     3  How to Redeem Fund Shares ..................    12
  The Fund's Investment Objective ............     4  Reports to Shareholders ....................    14
  The Portfolio's Investments ................     4  The Lifetime Investing Account/Distribution
  Investment Policies and Risks ..............     5    Options ..................................    14
  Organization of the Fund and the Portfolio .     7  The Eaton Vance Exchange Privilege .........    15
  Management of the Fund and the Portfolio ...     8  Eaton Vance Shareholder Services ...........    16
  Distribution Plan ..........................     9  Distributions and Taxes ....................    17
  Valuing Fund Shares ........................    11  Performance Information ....................    18

--------------------------------------------------------------------------------------------------------

                       PROSPECTUS DATED JANUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -----------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemptions
    during the First Seven Years (as a percentage of redemption proceeds exclusive of
    all reinvestments and capital appreciation in the account)                                 5.00%-0%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  ----------------------------------------------------------------------------------------------------
  Management Fees                                                                                1.25%
  Rule 12b-1 Distribution (and Service) Fees                                                     0.80
  Other Expenses                                                                                 0.96
                                                                                                 ----
      Total Operating Expenses                                                                   3.01%
                                                                                                 ====

  EXAMPLE                                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
  -------                                                     ------    -------    -------    --------
  An investor would pay the following contingent deferred
    sales charge and expenses on a $1,000 investment,
    assuming (a) 5% annual return and (b) redemption at the
    end of each period:                                        $80        $133       $178       $333

  An investor would pay the following expenses on the same
    investment, assuming (a) 5% annual return and (b) no
    redemptions:                                               $30        $ 93       $158       $333

NOTES:

The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year, except that the Service Plan Fees have been estimated. Management Fees includes management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."


No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."


The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand, L.L.P., independent accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

  FOR THE PERIOD FROM THE START OF BUSINESS, SEPTEMBER 18, 1995, TO
  AUGUST 31, 1996:
  NET ASSET VALUE, beginning of period                                $10.000
                                                                      -------
  INCOME FROM OPERATIONS:
    Net investment loss                                               $(0.134)
    Net realized and unrealized gain on investments                     1.178
                                                                      -------
      Total income from operations                                      1.040
                                                                      -------
  NET ASSET VALUE, end of period                                      $11.040
                                                                      =======
  TOTAL RETURN(1)                                                      10.40%

  RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)                         $21,800
    Ratio of net expenses to average net assets(2)                      2.96%+
    Ratio of net investment loss to average net assets                 (1.34%)+

    + Annualized.
  (1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
  (2) Includes the Fund's share of the Portfolio's allocated expenses.

  Note: The above per share information is computed based on average shares outstanding.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in Information Age Portfolio (the "Portfolio"), a separate registered investment company that invests in securities of information age companies.

The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. See "Investment Policies and Risks" for further information. The investment objective of the Fund and the Portfolio are nonfundamental. See "Organization of the Fund and the Portfolio -- Special Information on the Fund/Portfolio Investment Structure" for further information.


THE PORTFOLIO'S INVESTMENTS
------------------------------------------------------------------------------

In recent years, a number of technological advances have facilitated the global dissemination of information of all types including text, voice, images, moving pictures and digital data streams. These technological advances may be likened to the dynamic process of invention and application of new technology in the eighteenth and nineteenth centuries that has come to be known as the Industrial Revolution, ushering in the Industrial Age. In the same way, the Advisers believe that the current pace of technological change in the dissemination and use of information will be looked upon as the Information Revolution and will usher in the Information Age.

The leading equity investments of the Information Age may be those companies, referred to as information age companies, developing and successfully adopting these new technologies to meet the needs of the rapidly changing information marketplace. The global dissemination of information and information processing technologies has enhanced economic growth in the developed economies of the world and is contributing to the rapid modernization of the world's newly developing economies. The Advisers believe that the pace and scope of these technological developments are likely to increase and that their economic impact will become increasingly important. The Advisers believe that investment in companies participating in these developments both as producers and as beneficiaries of new technologies is likely to produce favorable returns. These industries are dynamic and the Advisers will endeavor to keep abreast of changes in information products, services and technologies. The Advisers may consider investment in companies that benefit from:

* Emerging and established technologies that will enhance the processing and transfer of information. These may include digital technologies, such as computer hardware, software and networks; mobile telephony and established telecommunications networks of all sorts; fiber optic communications equipment; and developing methods of utilizing electromagnetic spectrum for communications.

* Privatization and deregulation of state owned telecommunication, television and other information media companies both in the developed economies and the emerging economies where these companies may reach new markets and expand their business opportunities.

* Wider access to information and entertainment media by peoples around the globe, including broadcasters; cable television networks; producers and publishers of entertainment, news, literature and scholarly information; owners of libraries and data bases of all kinds; advertising agencies and in some cases advertisers who can capitalize on rising demand due to broader consumer awareness, particularly in new markets.

* Development of new information infrastructure in developing countries, such as producers and developers of communication network equipment and managers of sophisticated communication networks.

* Affordability of, and rising demand for, information industries' consumer products and services particularly in the emerging economies such as China, India, Africa, Latin America, and Eastern Europe where penetration of these products and services is low by world standards.

By focusing on companies such as the foregoing, the Advisers believe that the opportunity for long-term capital growth exists. Of course, there can be no assurance that the Portfolio will be able to take advantage of the foregoing opportunities, or that such investment opportunities will be favorable.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

The Portfolio invests in a global and diversified portfolio of securities of information age companies. Information age companies are companies that may be engaged in providing information services, such as telephony, broadcasting, cable or satellite television, publishing, advertising, producing information and entertainment media, data processing, networking of data processing and communication systems, or providing consumer interconnection to computer communication networks. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software and networking equipment, mobile telephony devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. The securities may be denominated in foreign currencies.

Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities of information age companies. Securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. Convertible debt instruments generally will be rated below investment grade (i.e., rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard & Poor's Ratings Group) or, if unrated, determined by an Adviser to be of equivalent quality. Convertible debt securities so rated are commonly called "junk bonds" and have risks similar to equity securities; they are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets. For temporary defensive purposes, the Portfolio may invest without limit in debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments.


An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments are subject to the risk of adverse developments affecting particular companies or industries and securities markets generally. In addition, many information age companies are subject to substantial governmental regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many of such companies. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. As of the date of this Prospectus, the Advisers expect to invest between approximately 40% and 60% of the Portfolio's assets in foreign securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that an Adviser's use of derivative instruments will be advantageous to the Portfolio.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if an Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

CURRENCY SWAPS. The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If Lloyd George is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. The Portfolio does not expect to invest more than 5% of its total assets in repurchase agreements under normal circumstances.


RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. The Portfolio's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Moreover, liquid Rule 144A securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.

OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets in the securities of other investment companies unaffiliated with an Adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country and (ii) securities denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE, AND LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED ("LLOYD GEORGE") (COLLECTIVELY, THE "ADVISERS") AS ITS INVESTMENT ADVISERS. The Portfolio's non-U.S. assets are managed by Robert J. D. Lloyd George, Chairman and Chief Executive Officer of Lloyd George, and the Portfolio's U.S. assets are managed by Duncan W. Richardson, Vice President of Eaton Vance and BMR.

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with assets under management of over $16 billion. Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Eaton Vance Corp. owns 24% of the Class A Shares issued by Lloyd George Management (B.V.I.) Limited ("LGM"), the parent of Lloyd George.


Lloyd George, which maintains offices in Hong Kong, London, England and Bombay, India, is a corporation formed on October 29, 1991 under the laws of Bermuda. Lloyd George is registered as an investment adviser with the U.S. Securities and Exchange Commission (the "Commission"). Lloyd George is a subsidiary of LGM. LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of more than $1 billion. Robert J. D. Lloyd George has acted as a portfolio manager of the Portfolio since it commenced operations. He is the Chairman and Chief Executive Officer of LGM and Lloyd George. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services, Ltd. (1984-1991).


While the Portfolio is a New York trust, Lloyd George, together with Mr. Lloyd George and Edward K.Y. Chen (a Trustee of the Portfolio), are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Acting under the general supervision of the Board of Trustees of the Portfolio, the Advisers manage the investment of the Portfolio's assets. The Advisers also furnish for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, the Advisers receive a monthly advisory fee, to be divided equally between them, of .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Portfolio had net assets of $42,703,385. For the period from the start of business, September 18, 1995, to August 31, 1996, the Portfolio paid the Advisers advisory fees equivalent to 0.75% (annualized) of the Portfolio's average daily net assets for such period, which amount was divided equally between them.

The Advisers place the portfolio securities transactions of the Portfolio with many broker-dealer firms and use their best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, an Adviser may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.


Acting under the general supervision of the Board of Trustees of the Trust and the Portfolio, Eaton Vance manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Advisers for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.


Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to .25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $21,800,478. For the period from the Fund's start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to
 .25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the period from the Portfolio's start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned administration fees equivalent to 0.25% (annualized) of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by an Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan.


During the period from the start of business, September 18, 1995, to August 31, 1996, the Fund paid sales commissions under the Plan equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $923,000 (which amount was equivalent to 4.2% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. The Fund began making service fee payments during the quarter ending September 30, 1996.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell the Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by IBT Fund Services (Canada) Inc. (as agent for the Fund) in the manner authorized by the Trustees of the Trust. IBT Fund Services (Canada), Inc. is a subsidiary of Investors Bank & Trust ("IBT"), the Fund's and the Portfolio's custodian. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT Fund Services (Canada) Inc. (as agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio, with special provisions for valuing debt obligations, short-term investments, foreign securities, direct investments, hedging instruments and assets not having readily available market quotations, if any. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

          IN THE CASE OF BOOK ENTRY:

          Deliver through Depository Trust Co.
          Broker #2212
          Investors Bank & Trust Company
          For A/C EV Marathon Information Age Fund

          IN THE CASE OF PHYSICAL DELIVERY:

          Investors Bank & Trust Company
          Attention: EV Marathon Information Age Fund
          Physical Securities Processing Settlement Area
          89 South Street
          Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.


CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value in the other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:


      YEAR OF REDEMPTION
      AFTER PURCHASE                                       CDSC
      --------------------------------------------------------
      First or Second                                       5%
      Third                                                 4%
      Fourth                                                3%
      Fifth                                                 2%
      Sixth                                                 1%
      Seventh and following                                 0%


In calculating the CDSC upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No CDSC will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option  -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon the redemption of shares acquired in an exchange, the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares." The CDSC or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Information Age Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." A minimum deposit of $5,000 in shares is required.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSC paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption), some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


DISTRIBUTIONS. The Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.


The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.


If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments. Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Income realized by the Portfolio from certain investments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of a taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the proportionate share of such taxes. The availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.


Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in the value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any CDSC at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

[Logo]
EATON VANCE
================
    Mutual Funds
--------------------------------------------------------------------------------

SPONSOR AND MANAGER OF
EV MARATHON INFORMATION AGE FUND

ADMINISTRATOR OF
INFORMATION AGE PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

Lloyd George Investment Management
  (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, MA 02109






EV MARATHON
INFORMATION
AGE FUND

[Graphic Omitted]


PROSPECTUS
JANUARY 1, 1997



EV MARATHON INFORMATION AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110                   M-IAP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                EV TRADITIONAL
                             INFORMATION AGE FUND

------------------------------------------------------------------------------


EV TRADITIONAL INFORMATION AGE FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM CAPITAL GROWTH BY INVESTING IN A GLOBAL AND DIVERSIFIED PORTFOLIO OF SECURITIES OF INFORMATION AGE COMPANIES. THE FUND INVESTS ITS ASSETS IN INFORMATION AGE PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated January 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The sponsor and manager of the Fund and the administrator of the Portfolio is Eaton Vance Management, 24 Federal Street, Boston, MA 02110 ("Eaton Vance" or the "Manager"). The Portfolio's investment advisers are Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, and Lloyd George Investment Management (Bermuda) Limited ("Lloyd George") (collectively, the "Advisers"). The principal business address of Eaton Vance and BMR is 24 Federal Street, Boston, MA 02110 and of Lloyd George is 3808 One Exchange Square, Central, Hong Kong.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------------------------------------------------
                                                  PAGE                                                               PAGE
  Shareholder and Fund Expenses ................    2        How to Buy Fund Shares ...............................   11
  The Fund's Financial Highlights ..............    3        How to Redeem Fund Shares ............................   13
  The Fund's Investment Objective ..............    4        Reports to Shareholders ..............................   14
  The Portfolio's Investments ..................    4        The Lifetime Investing Account/Distribution
  Investment Policies and Risks ................    5          Options ............................................   14
  Organization of the Fund and the Portfolio ...    7        The Eaton Vance Exchange Privilege ...................   15
  Management of the Fund and the Portfolio .....    8        Eaton Vance Shareholder Services .....................   16
  Distribution Plan ............................    9        Distributions and Taxes ..............................   17
  Valuing Fund Shares ..........................   10        Performance Information ..............................   18
-------------------------------------------------------------------------------------------------------------------------
                                             PROSPECTUS DATED JANUARY 1, 1997


SHAREHOLDER AND FUND EXPENSES
---------------------------------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                    4.75%
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a
  percentage of average daily net assets)
---------------------------------------------------------------------------------------------------------

  Management Fees                                                                                 1.25%
  Rule 12b-1 Distribution (and Service) Fees                                                      0.50
  Other Expenses                                                                                  1.12
                                                                                                  ----
      Total Operating Expenses                                                                    2.87%
                                                                                                  ====
  EXAMPLE                                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                                 ------        ------        ------        ------
  An investor would pay the following maximum initial sales
    charge and expenses on a $1,000 investment, assuming
    (a) 5% annual return and (b) redemption at the end of
    each period:                                                  $75           $132          $192          $352

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year. Management Fees includes management fees paid by the Fund and investment advisory and administration fees paid by the Portfolio of 0.25%, 0.75% and 0.25%, respectively.

The Example should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."

No sales charge is payable at the time of purchase on investments of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

The Fund invests exclusively in the Portfolio. Other investment companies and investors with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Coopers & Lybrand, L.L.P., independent accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

------------------------------------------------------------------------------

  FOR THE PERIOD FROM THE START OF BUSINESS, SEPTEMBER 18, 1995, TO AUGUST 31, 1996:
  NET ASSET VALUE, beginning of period                                                           $10.000
                                                                                                  ------
  INCOME FROM OPERATIONS:

    Net investment loss                                                                          $(0.127)
    Net realized and unrealized gain on investments                                                1.187
                                                                                                  ------
      Total income from operations                                                               $ 1.060
                                                                                                  ------
  NET ASSET VALUE, end of period                                                                 $11.060
                                                                                                 =======

  TOTAL RETURN(1)                                                                                 10.60%

  RATIOS/SUPPLEMENTAL DATA:

    Net assets, end of period (000's omitted)                                                    $12,003
    Ratio of net expenses to average daily net assets(2)                                           2.87%+
    Ratio of net investment loss to average daily net assets                                      (1.22%)+

  +Annualized.

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(2)Includes the Fund's share of the Portfolio's allocated expenses.

Note: The above per share information has been computed based on average shares outstanding.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM CAPITAL GROWTH. It currently seeks to meet its investment objective by investing its assets in Information Age Portfolio (the "Portfolio"), a separate registered investment company that invests in securities of information age companies.

The Fund is intended for long-term investors who can accept international investment risk and little or no current income. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. See "Investment Policies and Risks" for further information. The investment objective of the Fund and the Portfolio are nonfundamental. See "Organization of the Fund and the Portfolio -- Special Information on the Fund/Portfolio Investment Structure" for further information.


THE PORTFOLIO'S INVESTMENTS
------------------------------------------------------------------------------

In recent years, a number of technological advances have facilitated the global dissemination of information of all types including text, voice, images, moving pictures and digital data streams. These technological advances may be likened to the dynamic process of invention and application of new technology in the eighteenth and nineteenth centuries that has come to be known as the Industrial Revolution, ushering in the Industrial Age. In the same way, the Advisers believe that the current pace of technological change in the dissemination and use of information will be looked upon as the Information Revolution and will usher in the Information Age.

The leading equity investments of the Information Age may be those companies, referred to as information age companies, developing and successfully adopting these new technologies to meet the needs of the rapidly changing information marketplace. The global dissemination of information and information processing technologies has enhanced economic growth in the developed economies of the world and is contributing to the rapid modernization of the world's newly developing economies. The Advisers believe that the pace and scope of these technological developments are likely to increase and that their economic impact will become increasingly important. The Advisers believe that investment in companies participating in these developments both as producers and as beneficiaries of new technologies is likely to produce favorable returns. These industries are dynamic and the Advisers will endeavor to keep abreast of changes in information products, services and technologies. The Advisers may consider investment in companies that benefit from:

* Emerging and established technologies that will enhance the processing and transfer of information. These may include digital technologies, such as computer hardware, software and networks; mobile telephony and established telecommunications networks of all sorts; fiber optic communications equipment; and developing methods of utilizing electromagnetic spectrum for communications.

* Privatization and deregulation of state owned telecommunication, television and other information media companies both in the developed economies and the emerging economies where these companies may reach new markets and expand their business opportunities.

* Wider access to information and entertainment media by peoples around the globe, including broadcasters; cable television networks; producers and publishers of entertainment, news, literature and scholarly information; owners of libraries and data bases of all kinds; advertising agencies and in some cases advertisers who can capitalize on rising demand due to broader consumer awareness, particularly in new markets.

* Development of new information infrastructure in developing countries, such as producers and developers of communication network equipment and managers of sophisticated communication networks.

* Affordability of, and rising demand for, information industries' consumer products and services particularly in the emerging economies such as China, India, Africa, Latin America, and Eastern Europe where penetration of these products and services is low by world standards.

By focusing on companies such as the foregoing, the Advisers believe that the opportunity for long-term capital growth exists. Of course, there can be no assurance that the Portfolio will be able to take advantage of the foregoing opportunities, or that such investment opportunities will be favorable.

INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

The Portfolio invests in a global and diversified portfolio of securities of information age companies. Information age companies are companies that may be engaged in providing information services, such as telephony, broadcasting, cable or satellite television, publishing, advertising, producing information and entertainment media, data processing, networking of data processing and communication systems, or providing consumer interconnection to computer communication networks. In addition, such companies may be engaged in the development, manufacture, sale, or servicing of information age products, such as computer hardware, software and networking equipment, mobile telephony devices, telecommunications network switches and equipment, television and radio broadcasting and receiving equipment, or news and information media of all types. The Portfolio may invest in securities of both established and emerging companies operating in developed and emerging economies. The securities may be denominated in foreign currencies.

Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities of information age companies. Securities eligible for purchase include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; special classes of shares available only to foreign investors in markets that restrict ownership by foreign investors to certain classes of equity securities; convertible preferred stocks; and other convertible instruments. Convertible debt instruments generally will be rated below investment grade (i.e., rated lower than Baa by Moody's Investors Service, Inc. or lower than BBB by Standard & Poor's Ratings Group) or, if unrated, determined by an Adviser to be of equivalent quality. Convertible debt securities so rated are commonly called "junk bonds" and have risks similar to equity securities; they are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Such debt securities will not exceed 20% of total assets. For temporary defensive purposes, the Portfolio may invest without limit in debt securities of foreign and United States companies, foreign governments and the U.S. Government, and their respective agencies, instrumentalities, political subdivisions and authorities, as well as in high quality money market instruments.


An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio's investments are subject to the risk of adverse developments affecting particular companies or industries and securities markets generally. In addition, many information age companies are subject to substantial governmental regulations that can affect their prospects. The enforcement of patent, trademark and other intellectual property laws will affect the value of many of such companies. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies and governments involves considerations and possible risks not typically associated with investing in securities issued by the U.S. Government and domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Because investment in foreign issuers will usually involve currencies of foreign countries, the value of the assets of the Portfolio as measured in U.S. dollars may be adversely affected by changes in foreign currency exchange rates. Such rates may fluctuate significantly over short periods of time causing the Portfolio's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations. As of the date of this Prospectus, the Advisers expect to invest between approximately 40% and 60% of the Portfolio's assets in foreign securities.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Portfolio's transactions in derivative instruments may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currencies; and forward foreign currency exchange contracts. The Portfolio's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Portfolio's initial investment in these instruments. In addition, the Portfolio may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Portfolio. The Portfolio incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that an Adviser's use of derivative instruments will be advantageous to the Portfolio.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.


Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if an Adviser determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Portfolio's exposure to foreign currency exchange rate fluctuations. The Portfolio may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

CURRENCY SWAPS. The Portfolio may enter into currency swaps for both hedging and non-hedging purposes. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Since currency swaps are individually negotiated, the Portfolio expects to achieve an acceptable degree of correlation between its portfolio investments and its currency swap positions. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If Lloyd George is incorrect in its forecasts of market values and currency exchange rates, the Portfolio's performance will be adversely affected.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to its permitted investments, but currently intends to do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. The Portfolio does not expect to invest more than 5% of its total assets in repurchase agreements under normal circumstances.


RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. The Portfolio's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Moreover, liquid Rule 144A securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.


OTHER INVESTMENT COMPANIES. The Portfolio reserves the right to invest up to 10% of its total assets in the securities of other investment companies unaffiliated with an Adviser that have the characteristics of closed-end investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio. The value of closed-end investment company securities, which are usually traded on an exchange, is affected by demand for the securities themselves, independent of the demand for the underlying portfolio assets, and, accordingly, such securities can trade at a discount from their net asset values.


CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets generally is not required in the event of a subsequent change in circumstances. As a matter of fundamental policy the Portfolio will not invest 25% or more of its total assets in the securities, other than U.S. Government securities, of issuers in any one industry. However, the Portfolio is permitted to invest 25% or more of its total assets in (i) the securities of issuers located in any one country and (ii) securities denominated in the currency of any one country.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the investment objective and policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.


ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

The Fund is a diversified series of Eaton Vance Growth Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 25, 1989. The Trustees of the Trust are responsible for the overall management and supervision of its affairs. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that the structure offers opportunities for substantial growth in the assets of the Portfolio, affords the potential for economies of scale for the Fund (at least when the assets of the Portfolio exceed $500 million) and may over time result in lower expenses for the Fund.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other pooled investment entities or funds which invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.


MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

EATON VANCE MANAGEMENT ("EATON VANCE") ACTS AS THE SPONSOR AND MANAGER OF THE FUND AND AS THE ADMINISTRATOR OF THE PORTFOLIO. THE PORTFOLIO HAS ENGAGED BOSTON MANAGEMENT AND RESEARCH ("BMR"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE, AND LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED ("LLOYD GEORGE") (COLLECTIVELY, THE "ADVISERS") AS ITS INVESTMENT ADVISERS. The Portfolio's non-U.S. assets are managed by Robert J. D. Lloyd George, Chairman and Chief Executive Officer of Lloyd George, and the Portfolio's U.S. assets are managed by Duncan W. Richardson, Vice President of Eaton Vance and BMR.

Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with assets under management of over $16 billion. Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990 and of BMR since 1992, and an employee of Eaton Vance since 1987.


Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Eaton Vance Corp. owns 24% of the Class A Shares issued by Lloyd George Management (B.V.I.) Limited ("LGM"), the parent of Lloyd George.


Lloyd George, which maintains offices in Hong Kong, London, England and Bombay, India, is a corporation formed on October 29, 1991 under the laws of Bermuda. Lloyd George is registered as an investment adviser with the U.S. Securities and Exchange Commission (the "Commission"). Lloyd George is a subsidiary of LGM. LGM and its subsidiaries act as investment adviser to various individual and institutional clients with total assets under management of more than $1 billion. Robert J. D. Lloyd George has acted as a portfolio manager of the Portfolio since it commenced operations. He is the Chairman and Chief Executive Officer of LGM and Lloyd George. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services, Ltd. (1984-1991).


While the Portfolio is a New York trust, Lloyd George, together with Mr. Lloyd George and Edward K.Y. Chen (a Trustee of the Portfolio), are not residents of the United States and substantially all of their respective assets may be located outside of the United States. It may be difficult for investors to effect service of process within the United States upon the individuals identified above, or to realize judgments of courts of the United States predicated upon civil liabilities of Lloyd George and such individuals under the federal securities laws of the United States. The Portfolio has been advised that there is substantial doubt as to the enforceability in the countries in which Lloyd George and such individuals reside of such civil remedies and criminal penalties as are afforded by the federal securities laws of the United States.

Acting under the general supervision of the Board of Trustees of the Portfolio, the Advisers manage the investment of the Portfolio's assets. The Advisers also furnish for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, the Advisers receive a monthly advisory fee, to be divided equally between them, of
 .0625% (equivalent to .75% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Portfolio had net assets of $42,703,385. For the period from the start of business, September 18, 1995, to August 31, 1996, the Portfolio paid the Advisers advisory fees equivalent to 0.75% (annualized) of the Portfolio's average daily net assets for such period, which amount was divided equally between them.

The Advisers place the portfolio securities transactions of the Portfolio with many broker-dealer firms and use their best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, an Adviser may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund, the Portfolio and the Advisers have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Portfolio) for their own accounts, subject to certain reporting and other restrictions and procedures contained in such Codes.


Acting under the general supervision of the Board of Trustees of the Trust and the Portfolio, Eaton Vance manages and administers the business affairs of the Fund and the Portfolio. Eaton Vance's services include monitoring and providing reports to the Trustees of the Trust and the Portfolio concerning the investment performance achieved by the Advisers for the Portfolio, recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the transfer agent of the Fund and the custodian of the Portfolio, providing assistance in connection with Trustees' and shareholders' meetings and other management and administrative services necessary to conduct the business of the Fund and the Portfolio. Eaton Vance also furnishes for the use of the Fund and the Portfolio office space and all necessary office facilities, equipment and personnel for managing and administering the business affairs of the Fund and the Portfolio. Eaton Vance does not provide any investment management or advisory services to the Portfolio or the Fund.


Under its management contract with the Fund, Eaton Vance receives a monthly management fee in the amount of 1/48 of 1% (equal to .25% annually) of the average daily net assets of the Fund up to $500 million, which fee declines at intervals above $500 million. As of August 31, 1996, the Fund had net assets of $12,002,567. For the period from the Fund's start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned management fees equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period. In addition, under its administration agreement with the Portfolio, Eaton Vance receives a monthly administration fee in the amount of 1/48 of 1% (equal to .25% annually) of the average daily net assets of the Portfolio up to $500 million, which fee declines at intervals above $500 million. For the period from the Portfolio's start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned administration fees equivalent to 0.25% (annualized) of the Portfolio's average daily net assets for such period.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by an Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by the Principal Underwriter under the distribution agreement.


DISTRIBUTION PLAN
------------------------------------------------------------------------------

IN ADDITION TO MANAGEMENT FEES AND OTHER EXPENSES, THE FUND PAYS FOR CERTAIN EXPENSES PURSUANT TO A DISTRIBUTION PLAN (THE "PLAN") DESIGNED TO MEET THE REQUIREMENTS OF RULE 12B-1 UNDER THE 1940 ACT. The Plan provides that the Fund will pay a monthly distribution fee to the Principal Underwriter in an amount equal to the aggregate of (a) .50% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for less than one year and (b) .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Aggregate payments to the Principal Underwriter under the Plan are limited to those permissible pursuant to a rule of the National Association of Securities Dealers, Inc. For the period from the start of business, September 18, 1995, to August 31, 1996, the Fund paid distribution fees under the Plan to the Principal Underwriter representing 0.50% of the Fund's average daily net assets.

The Plan also provides that the Fund will pay a quarterly service fee to the Principal Underwriter in an amount equal on an annual basis to .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year; from such service fee the Principal Underwriter expects to pay a quarterly service fee to a financial services firm (an "Authorized Firm"), as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by Authorized Firms which have remained outstanding for more than one year. The Trustees of the Trust have implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter not to exceed on an annual basis .25% of that portion of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Service fee payments by the Principal Underwriter to Authorized Firms will be in addition to sales charges on Fund shares which are reallowed to Authorized Firms. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. The Fund began making service fee payments during the quarter ending September 30, 1996.


VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by IBT Fund Services (Canada) Inc. (as agent for the Fund) in the manner authorized by the Trustees of the Trust. IBT Fund Services (Canada), Inc. is a subsidiary of Investors Bank & Trust ("IBT"), the Fund's and the Portfolio's custodian. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT Fund Services (Canada) Inc. (as agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio, with special provisions for valuing debt obligations, short-term investments, foreign securities, direct investments, hedging instruments and assets not having readily available market quotations, if any. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net asset value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.

The current sales charges and dealer commissions are:


                            SALES CHARGE       SALES CHARGE  DEALER COMMISSION
                        AS PERCENTAGE OF   AS PERCENTAGE OF   AS PERCENTAGE OF
AMOUNT OF PURCHASE        OFFERING PRICE    AMOUNT INVESTED     OFFERING PRICE

Less than $100,000 ..              4.75%              4.99%              4.00%
$100,000 but less
than $250,000 .......              3.75               3.90               3.15

$250,000 but less
than $500,000 .......              2.75               2.83               2.30

$500,000 but less
than $1,000,000 .....              2.00               2.04               1.70

$1,000,000 or more ..             0.00*              0.00*         See Below**

 *No sales charge is payable at the time of purchase on investments of $1 million or more. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of such redemptions.

**A commission on sales of $1 million or more will be paid as follows: 1.00% on amounts of $1 million or more but less than $3 million, plus 0.50% on amounts from $3 million but less than $5 million, plus 0.25% on amounts from $5 million or more. Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the dealer commissions paid to Authorized Firms.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; to bank employees who refer customers to registered representatives of Authorized Firms; to officers and employees of IBT and the Transfer Agent; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Manager, in exchange for Fund shares at the applicable public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

    IN THE CASE OF BOOK ENTRY:

    Deliver through Depository Trust Co.
    Broker #2212
    Investors Bank & Trust Company
    For A/C EV Traditional Information Age Fund

    IN THE CASE OF PHYSICAL DELIVERY:

    Investors Bank & Trust Company
    Attention: EV Traditional Information Age Fund
    Physical Securities Processing Settlement Area
    89 South Street
    Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

STATEMENT OF INTENTION AND ESCROW AGREEMENT. If the investor, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.

If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of this Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the investor's account.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above and reduced by the amount of any federal income tax required to be withheld. Although the Fund normally expects to make payment in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn by the Fund from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.


Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.


If shares have been purchased at net asset value with no initial sale charge by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. (Such purchases made before January 1, 1997 will be subject to a CDSC of 0.50% in the event of certain redemptions made within 12 months of purchase.) If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any distributions that have been reinvested in additional shares. In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate being charged. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds, on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Exchange offers are available only in states where shares of the fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the Fund shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Traditional Information Age Fund may be mailed directly to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares --

Statement of Intention and Escrow Agreement."


RIGHT OF ACCUMULATION: Purchases may qualify for reduced sales charges when the current market value of holdings (shares at current offering price) plus new purchases reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an amount specified by the shareholder. A minimum deposit of $5,000 in shares is required. The maintenance of a withdrawal plan concurrently with purchases of additional shares would be disadvantageous because of the sales charge included in such purchases.


REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the Funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of the Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


DISTRIBUTIONS. The Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.


Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on August 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments. Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

Sales charges paid upon a purchase of shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund or of another fund pursuant to the Fund's reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

Income realized by the Portfolio from certain investments and allocated to the Fund may be subject to foreign income taxes, and the Fund may make an election under Section 853 of the Code that would allow shareholders to claim a credit or deduction on their federal income tax returns for (and treat as additional amounts distributed to them) their pro rata portion of the Fund's allocated share of qualified taxes paid by the Portfolio to foreign countries. This election may be made only if more than 50% of the assets of the Fund, including its allocable share of the Portfolio's assets, at the close of a taxable year consists of securities in foreign corporations. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the proportionate share of such taxes. The availability of foreign tax credits or deductions for shareholders is subject to certain additional restrictions and limitations.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

Shareholders should consult with their tax advisors concerning the applicability of state, local or other taxes to an investment in the Fund.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (which includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders.

The Fund may also furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on the Fund's net asset value per share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

[Logo]
EATON VANCE
================
    Mutual Funds
--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF
EV TRADITIONAL INFORMATION AGE FUND

ADMINISTRATOR OF
INFORMATION AGE PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110


CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

Lloyd George Investment Management
  (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123,
Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
One Post Office Square
Boston, MA 02109



EV TRADITIONAL

INFORMATION

AGE FUND


[Graphic Omitted]


PROSPECTUS
JANUARY 1, 1997



EV TRADITIONAL INFORMATION AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110
                                                                          T-IAP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                 EV MARATHON
                        GOLD & NATURAL RESOURCES FUND

------------------------------------------------------------------------------

EV MARATHON GOLD & NATURAL RESOURCES FUND (THE "FUND") IS A MUTUAL FUND SEEKING CAPITAL APPRECIATION AND PROTECTION OF PURCHASING POWER THROUGH NATURAL RESOURCE RELATED INVESTMENTS. THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing. Please retain this document for future reference. A Statement of Additional Information dated January 1, 1997 for the Fund, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter") 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Fund's investment adviser is Eaton Vance Management (the "Investment Adviser") which is located at the same address.

------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                  PAGE                                                               PAGE
  Shareholder and Fund Expenses ................    2        How to Buy Fund Shares ...............................   10
  The Fund's Financial Highlights ..............    3        How to Redeem Fund Shares ............................   11
  The Fund's Investment Objective ..............    4        Reports to Shareholders ..............................   12
  Investment Policies and Risks ................    4        The Lifetime Investing Account/Distribution Options ..   12
  Organization of the Fund .....................    7        The Eaton Vance Exchange Privilege ...................   13
  Management of the Fund .......................    7        Eaton Vance Shareholder Services .....................   14
  Distribution Plan ............................    8        Distributions and Taxes ..............................   15
  Valuing Fund Shares ..........................    9        Performance Information ..............................   16

-------------------------------------------------------------------------------------------------------------------------
                                             PROSPECTUS DATED JANUARY 1, 1997


SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  ----------------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                     None
  Sales Charges Imposed on Reinvested Distributions                                                None
  Fees to Exchange Shares                                                                          None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemption
    During the First Seven Years (as a percentage of redemption proceeds exclusive
    of all reinvestments and capital appreciation in the account)                                 5.00%-0%

  ANNUAL FUND OPERATING EXPENSES (as a percentage of average daily net assets)
  ---------------------------------------------------------------------------------------------------------

  Investment Adviser Fee                                                                          0.75%
  Rule 12b-1 Distribution (and Service) Fees                                                      0.92%
  Other Expenses                                                                                  0.82%
                                                                                                  ----
      Total Operating Expenses                                                                    2.49%
                                                                                                  ====

  EXAMPLE                                                            1 YEAR       3 YEARS      5 YEARS     10 YEARS
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5%
    annual return and (b) redemption at the end of each period:       $75           $118         $153         $283

  An investor would pay the following expenses on the same
  investment, assuming (a) 5% annual return and (b) no redemptions:   $25           $ 78         $133         $283


NOTES:
The table and Example summarize the aggregate expenses of the Fund and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Information for the Fund is based on its expenses for the most recent fiscal year.


The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of the Fund, see "The Fund's Financial Highlights", "Management of the Fund" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."

No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to redemption, (b) shares acquired through the reinvestment of dividends and distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege."

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

The following information should be read in conjunction with the audited financial statements included in the Fund's annual report to shareholders which is incorporated by reference into the Statement of Additional Information in reliance upon the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. Further information regarding the performance of the Fund is contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.



-----------------------------------------------------------------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,                  YEAR ENDED SEPTEMBER 30,
                                                ---------------------   -----------------------------------------------------------
                                                    1996     1995++     1994      1993    1992    1991     1990     1989    1988**
                                                    ----     ----       ----      ----    ----    ----     ----     ----    ----
NET ASSET VALUE, beginning of year .............. $16.420  $14.890    $13.240   $11.850 $11.140  $12.140  $13.460  $11.420 $10.000+
                                                    -------  -------    -------   ------- -------  -------  -------  ------- -------
INCOME FROM OPERATIONS:
  Net investment income (loss) .................. $(0.261)  (0.100)(3) (0.050)   (0.090) (0.083) $ 0.020  $ 0.069  $ 0.060 $ 0.134
  Net realized and unrealized gain
    (loss) on investments .......................   6.371    1.630 (3)  2.650    1.480    1.103   (0.570)  (0.009)   2.480   1.406
                                                  -------  -------    -------  -------  -------  -------  -------  ------- -------
    Total income (loss) from investment
      operations ................................ $ 6.110  $ 1.530    $ 2.600  $ 1.390  $ 1.020  $(0.550) $ 0.060  $ 2.540 $ 1.540
                                                  -------  -------    -------  -------  -------  -------  -------  ------- -------
LESS DISTRIBUTIONS:
  From net investment income ....................    --       --         --       --        --    (0.020)  (0.069)  (0.074) (0.120)
  In excess of net investment income(1)(4) ......    --       --       (0.020)    --     (0.250)  (0.110)  (0.091)  (0.146)    --
  From net realized gain on investments .........  (0.950)    --         --       --     (0.060)  (0.320)  (1.220)  (0.280)    --
  In excess of realized gain on investments .....    --       --       (0.930)    --        --       --       --       --      --
                                                  -------  -------    -------  -------  -------  -------  -------  ------- -------
    Total distributions                           $(0.950)    --       (0.950)    --     (0.310)  (0.450)  (1.380)  (0.500) (0.120)
                                                  -------  -------    -------  -------  -------  -------  -------  ------- -------
NET ASSET VALUE, end of year .................... $21.580  $16.420    $14.890  $13.240  $11.850  $11.140  $12.140  $13.460 $11.420
                                                  =======  =======    =======  =======  =======  =======  =======  ======= =======
TOTAL RETURN(2) .................................  39.69%   10.28%     20.47%   11.73%    9.44%    (4.36)%  0.01%   22.96%   15.39%

RATIOS/SUPPLEMENTAL DATA*:
  Net assets, end of year (000's omitted) ....... $20,129  $15,259    $13,055  $ 5,792  $ 3,775  $ 4,042  $ 4,391  $ 2,999 $ 2,424
                                                  =======  =======    =======  =======  =======  =======  =======  ======= =======
  Ratio of net expenses to average daily net
    assets(6) ...................................   2.49%    2.43%+     2.64%    3.15%    3.26%    3.29%    2.50%    1.62%   0.99%+
  Ratio of net expenses to average daily net
    assets after custodian fee reduction(6) .....   2.47%     --         --       --        --       --       --       --     --
  Ratio of net investment income (loss) to
    average daily net assets ....................  (1.60%) (0.74)%+     (0.96)% (0.92)%  (0.67)%   0.17%    0.33%    0.45%   0.83%+

PORTFOLIO TURNOVER .....                              86%      49%        17%      57%      32%      27%      35%      53%     25%
AVERAGE COMMISSION RATE PAID(5) ................. $0.0382     --          --       --       --       --       --       --     --

*For the six years ended September 30, 1993, the operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, net investment loss per share and the ratios would have been as follows:

NET INVESTMENT LOSS PER SHARE ...................                              $(0.210) $(0.240) $(0.110) $(0.300) $(0.600) $(0.980)
                                                                               =======  =======  =======  =======  =======  ========
RATIOS (As a percentage of average daily net assets):
   Expenses .....................................                                3.90%    4.65%    4.42%    5.23%    6.87%    7.90%+
   Net investment loss ..........................                              (1.67)%  (2.06)%  (0.96)%  (2.40)%  (4.80)%  (6.08)%+


 **For the period from the start of business, October 21, 1987, to September 30, 1988.
  +Computed on an annualized basis.
 ++For the eleven months ended August 31, 1995.
(1)Distributions from paid-in capital for the years ended September 30, 1992 and for the years prior thereto have been restated to conform with the treatment under current financial reporting standards.

(2)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(3)Per share data is based on average shares outstanding.

(4)The Fund has followed the Statement of Position (SOP) 93-2: Determination, Disclosure and Financial Statement Presentation of
   Income, Capital Gain, and Return of Capital Distribution by Investment Companies. The SOP requires that differences in the recognition or classification of income between the financial statements and tax earnings and profits that result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.
(5)Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(6)The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.


THE FUND'S INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS CAPITAL APPRECIATION AND PROTECTION OF THE PURCHASING POWER OF THE SHAREHOLDER'S CAPITAL. The Fund will concentrate its assets in natural resource related investments. There can be no assurance that the Fund will achieve its investment objective.

The Fund will be subject to the volatile markets in which natural resource investments are traded. Numerous worldwide economic, financial and political factors can affect the Fund's holdings. The Fund is intended for long-term investors who can withstand share price fluctuations.

Except as otherwise indicated in this Prospectus, the investment objective and policies of the Fund may be changed by the Trustees of the Trust without shareholder approval, although the Trustees intend to submit material changes in the investment objective to shareholders for their approval.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

The Fund seeks to achieve its investment objective through a portfolio of domestic and foreign natural resource related investments. Under normal investment conditions, the Fund will invest primarily in common stocks, but it may also hold convertible bonds, convertible preferred stocks, warrants, preferred stocks and debt securities if the Fund's investment adviser, Eaton Vance Management ("Eaton Vance"), believes such investments would help to achieve the Fund's investment objective. The Fund may also invest in debt, preferred or convertible securities, the value of which is related in part to the market value of some natural resource asset ("asset-related securities"). The Fund under normal circumstances will maintain at least 65% of its total assets in natural resource related investments or in asset-related securities. In making investments for the Fund, Eaton Vance will seek to identify companies or asset-related securities it believes are attractively priced relative to the intrinsic value of the underlying natural resource assets, revenues or profits or are especially well positioned to benefit during particular periods of investment or inflationary cycles. The Fund may also from time to time invest to a limited extent in natural resource-related direct placement securities and venture capital companies and in gold or silver bullion, strategic metals, and gold or silver coins.

During temporary defensive periods, the Fund may invest in U.S. Government securities and money market securities, including repurchase agreements, or hold a portion of its assets in cash or cash equivalents. The Fund may also hold a portion of its assets in cash or money market instruments, including repurchase agreements and cash equivalents, for liquidity purposes. In addition, under certain circumstances, the Fund may invest a majority of its assets in gold-related investments. See below.

NATURAL RESOURCE RELATED INVESTMENTS. These investments include securities issued by companies engaged in exploring for, developing, processing, fabricating, producing, distributing, dealing in or owning natural resources, companies engaged in the creation or development of technologies for the production or use of natural resources, and companies engaged in the furnishing of technology, equipment, supplies or services to the natural resource investment sector. Eaton Vance currently deems a company to be in the natural resource investment sector if (a) at least 50% of the non-current assets, capitalization, gross revenues or operating profit of the company in the most recent or current fiscal year are involved in or result from (whether directly or indirectly through affiliates) any of the foregoing activities or (b) in Eaton Vance's judgment the company's natural resource assets, revenues or profit are of such magnitude, when compared with the total non-current assets, capitalization, gross revenues or operating profit of the company, that favorable changes in the value of such assets or level of its natural resource revenues or profit could favorably affect the market value of the equity securities of the company.


Natural resources include substances, materials and energy derived from natural sources which have economic value. Examples of natural resources include precious metals (e.g., gold, silver and platinum), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., titanium, chromium, vanadium and niobium), energy resources (coal, oil, natural gas, oil shale and uranium), timberland, undeveloped real property and agricultural and other commodities.


Eaton Vance will seek to identify securities of companies in this investment sector which, in its judgment, are undervalued relative to the value of their natural resource assets, revenues or profits in light of current and anticipated economic or financial conditions. Eaton Vance believes that the market value of securities of companies that have different kinds of natural resource assets, revenues or profits may move relatively independently of one another during different stages of investment and inflationary cycles. Eaton Vance's flexible investment approach enables it to change the Fund's investment emphasis to various subsectors within the large natural resource investment sector depending upon Eaton Vance's outlook as to developments and trends which may affect the value of and prospects for different types of natural resource related investments. Emphasis on underperforming sectors can result in substantial losses.


In reviewing natural resource related investments available to the Fund, Eaton Vance will consider, among other investments, domestic and foreign companies which may


* EXPLORE FOR, FINANCE, DEVELOP, PRODUCE OR HOLD PRECIOUS METALS. Eaton Vance will give special emphasis in this subsector to efficiently managed, low cost gold producers which are able to operate profitably at the current level of gold prices, thereby benefiting from any future increase in gold prices.

* EXPLORE FOR, FINANCE, DEVELOP OR PRODUCE ENERGY RESOURCES. In this subsector, Eaton Vance will stress low cost producers whose reserves will allow expansion of production and those companies with established earnings records in both rising and falling energy markets.

* EXPLORE FOR, FINANCE, DEVELOP, PRODUCE OR HOLD STRATEGIC METALS.


* CREATE AND DEVELOP NEW GEOCHEMICAL TECHNOLOGY OR PROPRIETARY METHODS FOR DETECTING, DEVELOPING, PRODUCING OR PROCESSING MINERAL DEPOSITS AND OTHER NATURAL RESOURCES.

* OWN, LEASE OR HAVE RIGHTS TO HOLDINGS OF TIMBER AND TIMBERLANDS. This would include those companies which manufacture or process pulp, paper, wood products and other specialty products.

* PROVIDE NATURAL RESOURCE TRANSPORTATION, DISTRIBUTION AND PROCESSING SERVICES, SUCH AS PIPELINES AND REFINING.


DIRECT PLACEMENT SECURITIES, VENTURE CAPITAL INVESTMENTS AND SMALLER COMPANIES. The Fund may make natural resource related investments in "direct placement securities" issued by a company directly to the Fund. The Fund is also empowered to make natural resource related investments in "venture capital companies" -- companies, the securities of which have no public market at the time of investment. The Fund's direct placement securities and venture capital investments are considered speculative in nature and are not readily marketable. The Fund's investments will include securities of smaller, less seasoned companies. Such securities, are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. There is generally less publicly available information about such companies than larger, more established companies. Because of the absence of any public trading market for some of these investments (such as those that are legally restricted) it, may take longer to liquidate these positions at fair value than would be the case for publicly traded securities. The Fund may not invest more than 10% of its total assets, taken at market value at the time of investment, in certain securities issued by venture capital companies, certain over-the-counter options, unmarketable securities, and repurchase agreements maturing in more than seven days.

METALS INVESTMENTS. The Fund may invest up to 10% of its portfolio in gold or silver bullion, strategic metals, and gold or silver coins ("Metals Investments"). The Fund will invest only in metals that are readily marketable, and in coins only if there is an active quoted market for the coins in question. Coins will not be purchased for their numismatic value. Prices of precious metals may fluctuate sharply over short periods due to various events, such as changes in actual or anticipated inflation, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation, changes in demand, or governmental restrictions on private ownership.

GOLD-RELATED INVESTMENTS. Based on historic experience, during periods of economic or political instability the securities of gold-related companies may be subject to wide price fluctuations, reflecting the high volatility of gold prices during such periods. In addition, the instability of gold prices may result in volatile earnings of gold-related companies which, in turn, may affect adversely the financial condition of such companies. Gold mining companies also are subject to the risks generally associated with mining operations. The major producers of gold include the Republic of South Africa, the United States, Russia, Australia, China and Canada. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa, including civil unrest, may affect significantly South African gold production.

WHEN EATON VANCE ANTICIPATES SIGNIFICANT ECONOMIC OR POLITICAL INSTABILITY, SUCH AS HIGH INFLATION OR TURMOIL IN THE FOREIGN CURRENCY EXCHANGE MARKETS, THE FUND, IN SEEKING TO PROTECT THE PURCHASING POWER OF SHAREHOLDERS' CAPITAL, MAY INVEST A MAJORITY OF ITS ASSETS IN COMPANIES THAT EXPLORE FOR, EXTRACT, PROCESS OR DEAL IN GOLD OR IN ASSET-RELATED SECURITIES INDEXED TO THE VALUE OF SOME NATURAL RESOURCE SUCH AS GOLD BULLION. Such a change in investment strategy could require the Fund to liquidate portfolio assets and incur transaction costs. There can be no assurance that any such change in investment strategy will be successful.

CONCENTRATION. The Fund has adopted a fundamental policy which requires it during normal market conditions to concentrate at least 25% of its total assets in the natural resource group of industries. As a result, the value of the Fund's shares could be adversely affected by a single economic, political or regulatory occurrence or other development affecting this investment sector and may fluctuate more widely than the value of shares of a mutual fund which invests in a broader range of industries. The Fund should, therefore, not be considered a balanced or complete investment program.

NON-DIVERSIFICATION. The Fund is a "non-diversified" investment company, and so may invest its assets in a more limited number of issuers than if it were a diversified investment company. Under applicable tax requirements, the Fund may not invest more than 25% of its assets in obligations of any one issuer (other than U.S. Government obligations) and, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, the Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund. To mitigate this risk, the Fund has adopted a fundamental policy that it will not purchase more than 10% of the total outstanding voting securities of an issuer, except when significant economic, political or financial instability is anticipated.

BORROWING AND LEVERAGE. The Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Fund's market exposure and its risk. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on Eaton Vance's ability to predict market movements correctly. The Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by the Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase the Fund's overall investment exposure and may result in losses. The amount of money borrowed by the Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

FOREIGN INVESTMENTS. Investing in securities issued by foreign companies (including depository receipts) involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. Foreign currency exchange rates may fluctuate significantly over short periods of time causing the Fund's net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign issuers could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, delays in settlements of transactions, less publicly-available financial and other information, armed conflict and potential difficulties in enforcing contractual obligations. In addition to investing in foreign companies of countries which represent established and developed economies, the Fund may also invest in the emerging economies of lesser developed countries, including those in Africa, the Far East, Latin America and Eastern Europe. Consistent with its investment objective, the Fund is not limited in the percentage of assets it may invest in such securities. The relative risk and cost of investing in the securities of companies in such emerging economies may be higher than an investment in securities of companies in more developed countries. As of the date of this Prospectus, more than 55% of the Fund's assets were comprised of foreign securities.

DERIVATIVE INSTRUMENTS. From time to time, the Fund may purchase or sell derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) to enhance return, to hedge against fluctuations in securities or commodity prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities, commodities or currency. The Fund's transactions in derivative instruments may include the purchase or sale of futures contracts on securities or commodities, securities indices, other indices, other financial instruments or currencies; options on futures contracts; exchange-traded and over-the-counter options on securities, indices or currency; and forward foreign currency exchange contracts.

The Fund's transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in interest rates, securities prices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; or default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the Fund's initial investment in these instruments. In addition, the Fund may lose the entire premium paid for purchased options that expire before they can be profitably exercised by the Fund. The Fund incurs transaction costs in opening and closing positions in derivative instruments. There can be no assurance that Eaton Vance's use of derivative instruments will be advantageous to the Fund.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the market value of the Fund's investments, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Fund may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if Eaton Vance determines that there is an established historical pattern or correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies the Fund's exposure to foreign currency exchange rate fluctuations. The Fund may also use forward contracts to shift its exposure to foreign currency exchange rate changes from one currency to another.

CERTAIN INVESTMENT RESTRICTIONS AND POLICIES. The Fund has adopted certain fundamental investment restrictions and policies, in addition to the concentration policy set forth above, which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote. Except for such restrictions and policies, the investment objective and policies of the Fund are not fundamental policies and accordingly may be changed by the Trustees of the Trust without obtaining the approval of the Fund's shareholders.


ORGANIZATION OF THE FUND
------------------------------------------------------------------------------


THE FUND IS A SERIES OF EATON VANCE GROWTH TRUST, A BUSINESS TRUST ESTABLISHED UNDER MASSACHUSETTS LAW PURSUANT TO A DECLARATION OF TRUST DATED MAY 25, 1989, AS AMENDED. THE TRUST IS A MUTUAL FUND -- AN OPEN-END MANAGEMENT INVESTMENT COMPANY. The Fund changed its name from Eaton Vance Natural Resources Trust to EV Marathon Gold & Natural Resources Fund on April 1, 1994. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Fund. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares". Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


MANAGEMENT OF THE FUND
------------------------------------------------------------------------------


THE TRUST ENGAGES EATON VANCE MANAGEMENT ("EATON VANCE") AS THE FUND'S INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Trust, Eaton Vance manages the Fund's investments and affairs. Under its investment advisory agreement with the Trust on behalf of the Fund, Eaton Vance receives a monthly advisory fee of .0625% (equivalent to .75 of 1% annually) of the average daily net assets of the Fund up to $500 million; the fee will be reduced at various asset levels over $500 million. For the fiscal year ended August 31, 1996, the Fund paid Eaton Vance advisory fees equivalent to .75% of the Fund's average daily net assets for such year.


Eaton Vance also furnishes for the use of the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund. The Fund is responsible for the payment of all expenses other than those expressly stated to be payable by Eaton Vance under the investment advisory agreement.


EATON VANCE OR ITS AFFILIATES ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. Eaton Vance Distributors, Inc. (the "Principal Underwriter" or "EVD"), 24 Federal Street, Boston, MA 02110, a wholly-owned subsidiary of Eaton Vance, acts as Principal Underwriter to the Fund.

William D. Burt and Barclay Tittmann are the co-portfolio managers of the Fund. Mr. Burt joined Eaton Vance as a Vice President in November, 1994. Prior to joining Eaton Vance, he was a Vice President of The Boston Company (1990-1994) and a Vice President of Baring America Asset Management (1979-1990). Mr. Tittmann joined Eaton Vance as a Vice President in October, 1993. He was a Vice President, portfolio manager and analyst with Invesco Management and Research (formerly Gardner and Preston Moss) from 1970-1993.

Eaton Vance places the Fund's portfolio security transactions for execution with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Fund and at reasonably competitive commission rates. Subject to the foregoing, Eaton Vance may consider sales of shares of the Fund or of other investment companies sponsored by Eaton Vance as a factor in the selection of firms to execute portfolio transactions. The Fund and Eaton Vance have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by the Fund) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

DISTRIBUTION PLAN
------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940 "ACT"). Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.


THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund, pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commissions attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. During the fiscal year ended August 31, 1996, the Fund paid sales commissions under the Plan equivalent to .75% of the Fund's average daily net assets. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter on such day calculated under the Plan amounted to approximately $449,702 (which amount was equivalent to 2.2% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of the Fund's average daily net assets for each fiscal year based on the value of Fund shares sold by such persons and remaining outstanding for at least twelve months. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the fiscal year ended August 31, 1996, the Fund paid or accrued service fees equivalent to .17% of the Fund's average daily net assets for such year.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell the Fund's shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.



VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of shares outstanding. Securities traded on stock exchanges are generally valued at their closing sale price.

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.


HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services".


In connection with employee benefit or other continuous group purchase plans under which the average initial purchase by a participant of the plan is $1,000 or more, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below under "How to Redeem Fund Shares."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Investment Adviser, in exchange for Fund shares at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:


          IN THE CASE OF BOOK ENTRY:

          Deliver through Depository Trust Co.
          Broker #2212
          Investors Bank & Trust Company
          For A/C EV Marathon Gold & Natural Resources Fund

          IN THE CASE OF PHYSICAL DELIVERY:

          Investors Bank & Trust Company
          Attention: EV Marathon Gold & Natural Resources Fund
          Physical Securities Processing Settlement Area
          89 South Street
          Boston, MA 02111


Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.


HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, during its business hours a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission (the "Commission") and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value calculated after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment in cash for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem Fund accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge ("CDSC"). This CDSC is imposed on any redemption, the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a CDSC. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan", the CDSC will be paid to the Principal Underwriter or the Fund. Any CDSC which is required to be imposed on share redemptions will be made in accordance with the following schedule:

       YEAR OF
       REDEMPTION
       AFTER PURCHASE                                                    CDSC
      -----------------------------------------------------------------------

      First or Second ..........................................          5%
      Third ....................................................          4%
      Fourth ...................................................          3%
      Fifth ....................................................          2%
      Sixth ....................................................          1%
      Seventh and following ....................................          0%


In calculating the CDSC upon the redemption of Fund shares acquired in an exchange of shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply and the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of exchanged shares.

No CDSC will be imposed on shares of the Fund which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The CDSC will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CDSC. ASSUME THAT AN INVESTOR PURCHASES $10,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DISTRIBUTIONS TO $12,000. THE INVESTOR THEN MAY REDEEM UP TO $2,000 OF SHARES WITHOUT INCURRING A CDSC. IF THE INVESTOR SHOULD REDEEM $3,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $1,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $50.



REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish its shareholders with information necessary for preparing federal and state tax returns.


THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current share balance in the account. (Under certain investment plans, statements may be sent only quarterly). THE LIFETIME INVESTING ACCOUNT ALSO PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE TO the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.


Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.

The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under the federal income tax laws.

If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.


THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity Fund) or Eaton Vance Money Market Fund, which are subject to a CDSC. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange. Exchange offers are available only in states where shares of such fund being acquired may be legally sold.


Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of the other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the CDSC applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the CDSC period. For the CDSC schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund), see "How to Redeem Fund Shares". The CDSC schedule applicable to EV Marathon Strategic Income Fund, Eaton Vance Prime Rate Reserves and Class I shares of any EV Marathon Limited Maturity Fund is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the other funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent, will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.



EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Gold & Natural Resources Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.


BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.


WITHDRAWAL PLAN: A shareholder may draw on shareholdings systematically with monthly or quarterly checks in an aggregate amount that does not exceed annually 12% of the account balance at the time the plan is established. Such amount will not be subject to a CDSC. See "How to Redeem Fund Shares". A minimum deposit of $5,000 in shares is required.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any CDSCs paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the next determined net asset value following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of redemption some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.



DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS. It is the present policy of the Fund to make (A) at least one distribution annually (normally in December) of all or substantially all of its investment income earned, less its expenses, and (B) at least one distribution (normally in December) of all or substantially all of the net capital gains (reduced by any available capital loss carryforwards from prior years) realized by the Fund, if any.

Shareholders may reinvest all distributions in shares of the Fund at net asset value per share as of the close of business on the record date.

TAXES. The Fund intends to qualify as a regulated investment company under the Code and consequently will not be required to pay any federal income or excise taxes to the extent that it distributes to its shareholders its net investment income and net realized capital gains in the manner required by the Code. Distributions of the Fund from its net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of distributions from the Fund's net investment income may qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized on sales of investments and on options, futures and certain forward foreign currency exchange transactions during the fiscal year, which ends on August 31, will usually be distributed prior to the end of December. Distributions from the Fund's net long-term capital gains are taxable to shareholders as long-term capital gains, whether paid in cash or additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of distributions to shareholders may be affected by special tax rules governing the Fund's activities in options, futures and forward foreign currency exchange transactions.

Certain distributions declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund may be required to pay foreign taxes with respect to income (possibly including, in some cases, capital gains) that it derives from investments in foreign securities. If more than 50% of the value of the Fund's total assets at the close of its taxable year (August 31) consists of securities in foreign corporations, the Fund may make an election under Section 853 of the Code to pass through to its shareholders the right to take the credit or deduction for qualifying foreign taxes paid by the Fund during such year. The Fund will send a written notice of any such election (not later than 60 days after the close of its taxable year) to each shareholder indicating the amount to be treated as the proportionate share of such taxes paid to each foreign country or U.S. possession and the portion of the distribution which represents income derived from sources within each country or U.S. possession. Each shareholder will include in gross income (in addition to taxable distributions received from the Fund) the proportionate share of such taxes, and can treat such amount as paid by such shareholder for purposes of the deduction or credit for foreign taxes on the shareholders own federal income tax return. Availability of the deduction or credit for foreign taxes is subject to certain tax restrictions.


Shareholders will receive annually tax information notices and Forms 1099 to assist in preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent. Shareholders should consult with their tax advisers concerning the applicability of state, local or other taxes to an investment in the Fund.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code.


PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS YIELD AND/OR AVERAGE ANNUAL TOTAL RETURN. The Fund's current yield is calculated by dividing the net investment income per share earned during a recent 30-day period by the maximum offering price per share (net asset value) of the Fund on the last day of the period and annualizing the resulting figure. The Fund's average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price (net asset value) for specified periods, assuming reinvestment of all distributions. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any applicable CDSC at the end of the period. The Fund may publish annual and cumulative total return figures from time to time.

The Fund may also publish total return figures which do not take into account any CDSC which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the CDSC would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield or total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's yield or total return may be in any future period.

The following chart reflects the annual investment returns of the Fund for one year periods ending September 30 and does not take into account the CDSC which investors may bear:


                  5 YEAR AVERAGE ANNUAL TOTAL RETURN -- 17.13%
               LIFE OF FUND AVERAGE ANNUAL TOTAL RETURN -- 13.52%

                           1988(1)           15.39%
                           1989              22.96%
                           1990               0.01%
                           1991              (4.36)%
                           1992               9.44%
                           1993              11.73%
                           1994              20.47%
                           1995               7.66%
                           1996              45.67%

(1) From the start of business, October 21, 1987, to September 30, 1988

[logo]
EATON VANCE
==================
      Mutual Funds
--------------------------------------------------------------------------------
EV MARATHON GOLD &
NATURAL RESOURCES FUND



PROSPECTUS


JANUARY 1, 1997




EV MARATHON GOLD &
NATURAL RESOURCES FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110

                                                                             NRP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      January 1, 1997

                    EV MARATHON ASIAN SMALL COMPANIES FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about EV Marathon Asian Small Companies Fund (the "Fund"), Asian Small Companies Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                                TABLE OF CONTENTS

                                     PART I
Additional Information about Investment Policies .....................     1
Investment Restrictions ..............................................     4
Trustees and Officers ................................................     5
Management of the Fund ...............................................     7
Custodian ............................................................    10
Service for Withdrawal ...............................................    11
Determination of Net Asset Value .....................................    11
Investment Performance ...............................................    12
Taxes ................................................................    13
Portfolio Security Transactions ......................................    15
Other Information ....................................................    16
Independent Certified Public Accountants .............................    17
Financial Statements .................................................    18
Appendix A -- Asian Region Countries .................................    20

                                     PART II
Fees and Expenses ....................................................   a-1
Principal Underwriter ................................................   a-1
Distribution Plan ....................................................   a-2
Control Persons and Principal Holders of Securities ..................   a-3
Financial Statements .................................................   a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION
                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES


FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

    Physical delivery of securities in small lots generally is required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian and Pakistani banks. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Portfolio to invest its assets may be impaired. Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Portfolio was heavily invested, the Fund's ability to redeem Fund shares could become correspondingly impaired.

    The Adviser intends, as of the date of this SAI, not to invest in issuers located in Vietnam, Cambodia, Laos or former Burma and to invest no more than 1% of total assets in Bangladesh issuers.

FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Adviser.

    The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.



    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.



RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous days settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes."

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, the lending of Portfolio securities, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange if it is determined by the Adviser that trading on such exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States exchanges regulated by the CFTC.

REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The Portfolio may enter into repurchase agreements with respect to its permitted investments, but currently would do so only with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.



    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.



PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains. In order for the Fund to continue to qualify as a regulated investment company for federal tax purposes, less than 30% of the annual gross income of the Fund must be derived from the sale of securities and certain other investments (including its share of gains from the sale of securities and certain other investments held by the Portfolio) held for less than three months.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses including finders fees.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental and as such cannot be changed without the approval by the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:

    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;



    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).



    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the 1940 Act.

    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. There is no current intention to purchase Rule 144A securities. Factors taken into account in reaching liquidity decisions include, but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who provide quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Adviser will monitor the liquidity of the Portfolio's securities and report periodically on such decisions to the Board of Trustees of the Portfolio. Neither the Fund nor the Portfolio intends to make short sales of securities during the coming year. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Nevertheless, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with its policy of investing at least 65% of total assets in equity securities of Asian small companies. Moreover, the Fund and the Portfolio must always be in compliance with its borrowing policy set forth above.

    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance Management ("Eaton Vance"), of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), of Eaton Vance's parent, Eaton Vance Corp. ("EVC"), and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. The business address of the Adviser is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust, the Portfolio, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

JAMES B. HAWKES (55), President of the Trust, Vice President of the Portfolio
  and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of Lloyd George Management (B.V.I.) Limited.

HON. EDWARD K.Y. CHEN (51), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government since 1992 and Chairman of the Consumer Council since 1991.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO

HON. ROBERT LLOYD GEORGE (44), President of the Portfolio
Chairman and Chief Executive of Lloyd George Management (B.V.I.) Limited.
  Chairman and Chief Executive Officer of the Advisers. Managing Director of Indosuez Asia Investment Services, Ltd. from 1984 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM D. BURT (58), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since November 1994; formerly Vice
  President of The Boston Company (1990-1994). Mr. Burt was elected Vice President of the Trust on June 19, 1995.

M. DOZIER GARDNER (63), Vice President of the Trust
Vice Chairman of Eaton Vance, BMR, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

BARCLAY TITTMANN (64), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since October 1993; formerly Vice
  President of Invesco Management and Research (1970-1993). Mr. Tittmann was elected Vice President of the Trust on June 19, 1995.

SCOBIE DICKINSON WARD (31), Vice President, Assistant Secretary and Assistant
  Treasurer of the Portfolio
Director of Lloyd George Management (B.V.I.) Limited. Director of the
  Advisers. Investment Manager of Indosuez Asia Investment Services, Ltd. from 1990 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (46), Vice President, Secretary and Assistant
  Treasurer of the Portfolio
  Director, Finance Director and Chief Operating Officer of the Advisers. Director of Lloyd George Management (B.V.I.) Limited.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES L. O'CONNOR (51), Vice President of the Portfolio and Treasurer Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Vice President of the Portfolio and Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike, are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Fund nor the Portfolio has a retirement Plan for its Trustees. For information concerning the compensation earned by the Trustees of the Trust and the Portfolio, see "Fees and Expenses" in Part II.

    The Adviser is a subsidiary of Lloyd George Management (B.V.I.) Limited, which is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. Mr. Hawkes is a Trustee and officer of the Trust and an officer of the Fund's sponsor and manager. Mr. Hayes is a Trustee of the Trust.

                            MANAGEMENT OF THE FUND


    Eaton Vance acts as the sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged Lloyd George Investment Management (Bermuda) Limited (the "Adviser") as its investment adviser.

THE ADVISER
    As investment adviser to the Portfolio, the Adviser manages the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Adviser is also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions." Under the investment advisory agreement, the Adviser is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                      ANNUAL
CATEGORY        AVERAGE DAILY NET ASSETS                            ASSET RATE

    1           less than $500 million .......................         0.75%
    2           $500 million but less than $1 billion ........         0.70
    3           $1 billion but less than $1.5 billion ........         0.65
    4           $1.5 billion but less than $2 billion ........         0.60
    5           $2 billion but less than $3 billion ..........         0.55
    6           $3 billion and over ..........................         0.50



    For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid the Adviser under the Investment Advisory Agreement, see "Fees and Expenses" in Part II.

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of nine experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian emerging markets. LGM analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.

    The Adviser and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Adviser and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.

    The directors of the Adviser are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang, Scobie Dickinson Ward, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The Hon. Robert J.D. Lloyd George is Chairman and Chief Executive Officer of the Adviser and Mr. Kerr is an officer of the Adviser. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM12, Bermuda.

    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund.

    Eaton Vance and the Adviser follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

    Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore. Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    The Portfolio's investment advisory agreement with the Adviser remains in effect until February 28, 1998 and may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the agreement will terminate automatically in the event of its assignment. The agreement provides that the Adviser may render services to others. The agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement on the part of the Adviser, the Adviser shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.



MANAGER, SPONSOR AND ADMINISTRATOR
    See "Management of the Fund and the Portfolio" in the Fund's current Prospectus for a description of the services Eaton Vance performs as the manager and sponsor of the Fund and the administrator of the Portfolio. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                      ANNUAL
CATEGORY        AVERAGE DAILY NET ASSETS                            ASSET RATE

    1           less than $500 million ............................    0.25%
    2           $500 million but less than $1 billion .............    0.23333
    3           $1 billion but less than $1.5 billion .............    0.21667
    4           $1.5 billion but less than $2 billion .............    0.20
    5           $2 billion but less than $3 billion ...............    0.18333
    6           $3 billion and over ...............................    0.16667



    For the administration and the management fees that the Portfolio and the Fund paid to Eaton Vance, see "Fees and Expenses" in Part II.

    Eaton Vance's management contract with the Fund and administration agreement with the Portfolio will each remain in effect until February 28, 1998. Each agreement may be continued from year to year thereafter so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred. Each agreement was initially approved by the Trustees, including the non-interested Trustees, of the Trust or the Portfolio which is a party thereto at meetings held on February 21, 1996 of the Trust and the Portfolio.

    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by Eaton Vance under the management contract or the administration agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation, custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records, expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; distribution and service fees payable by the Fund under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund or the Portfolio will also each bear expenses incurred in connection with litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Roland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis, who are officers and/or Trustees of the Trust, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Burt, Murphy, O'Connor, Otis, Tittmann and Woodbury and Ms. Sanders, are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the management agreement.

    EVC owns all of the stock of Energex Energy Corporation, which is engaged in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 24% of the Class A shares issued by the parent of the Adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining, venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.



                                  CUSTODIAN

    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio, respectively.

    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.


    IBT charges fees which are competitive within the industry. These fees for the Portfolio relate to: (1) custody services based upon a percentage of the market values of Portfolio securities; (2) bookkeeping and valuation services provided at an annual rate; (3) activity charges, primarily the result of the number of portfolio transactions; and (4) reimbursement of out-of-pocket expenses. These fees are then reduced by a credit for cash balances of the Portfolio at the custodian equal to 75% of the 91-day U.S. Treasury Bill auction rate applied to the Portfolio's average daily collected balances. The portion of the fee for the Fund related to bookkeeping and pricing services is based upon a percentage of the Fund's net assets and the portion of the fee related to financial statement preparation is a fixed amount. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. All other securities are valued at fair value as determined in good faith by or pursuant to procedures established by the Trustees of the Portfolio.

    Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.



    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices, for example: Standard & Poor's Index of 400 Common Stocks, Standard & Poor's Index of 500 Common Stocks, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, the Dow Jones Industrial Average, Morgan Stanley Pacific (Excluding Japan) Hang Seng, and FT Pacific (Excluding Japan). The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including any other investment companies.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations (e.g. Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch, Pierce, Fenner & Smith, Inc., Bloomberg, L.P., Dow Jones & Company, Inc., and The Federal Reserve Board) or included in various publications (e.g. The Wall Street Journal, Barron's and The Decade:
Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    From time to time, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/Weisenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;

    -- funding a college education (including its actual and estimated cost);

    -- health care expenses (including actual and projected expenses);

    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among serveral investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES



    See also "Distributions and Taxes" in the Fund's current Prospectus.



    The Fund, as a series of a Massachusetts business trust, will be treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated, and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.



    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.



    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles", which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains and losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's ability to qualify as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to dividends and distributions actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of
(i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing the income it is required to distribute.



    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to-market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.



    Distributions by the Fund of the excess of net long-term capital gain over net short-term capital loss earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans and shareholders investing through IRAs or such plans should consult their tax advisers for more information.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. The Adviser will attempt to alocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in Part II.

                              OTHER INFORMATION

    On August 18, 1992, the Trust changed its name from Eaton Vance Growth Fund to Eaton Vance Growth Trust. The Trust is a Massachusetts business trust established in 1989 as the successor to Eaton Vance Growth Fund, Inc., a Massachusetts corporation. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholder. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-Laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

                       ASIAN SMALL COMPANIES PORTFOLIO

                     STATEMENT OF ASSETS AND LIABILITIES
                               AUGUST 31, 1996

ASSETS:
    Cash ...............................................         $100,030
    Deferred organization expenses .....................            7,000
                                                                 --------
        Total assets ...................................         $107,030

LIABILITIES:
    Accrued organization expenses ......................            7,000
                                                                 --------
NET ASSETS .............................................         $100,030
                                                                 ========

NOTES:
(1) Organization expenses are being deferred and will be amortized on a straight-line basis over a period not to exceed five years, commencing on the effective date of the Portfolio's initial offering of its interests. The amount paid by the Portfolio on any withdrawal by the holders of the Initial Interests of any of the respective Initial Interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the Initial Interests withdrawn to the Initial Interests then outstanding.

(2) At 4:00 p.m., New York City time, on each business day of the Portfolio, the value of an investor's interest in the Portfolio is equal to the product of
    (1) the aggregate net asset value of the Portfolio multiplied by (ii) the percentage representing that investor's share of the aggregate interest in the Portfolio effective for that day.

(3) Asian Small Companies Portfolio (the "Portfolio") was organized as a New York Trust on January 19, 1996 and has been inactive since that date, except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the sale of interests therein at the purchase price of $100,000 to Eaton Vance Management, $10 to Boston Management & Research, $10 to EV Marathon Asian Small Companies Fund and $10 to EV Traditional Asian Small Companies Fund (the "Initial Interests").

                         INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of Asian Small Companies Portfolio:

    We have audited the accompanying statement of assets and liabilities of Asian Small Companies Portfolio (a New York Trust) as of August 31, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Asian Small Companies Portfolio as of August 31, 1996, in conformity with generally accepted accounting principles.

                              Deloitte & Touche LLP

Boston, Massachusetts
September 5, 1996

                                                                    APPENDIX A

                             ASIAN REGION COUNTRIES

     The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it.

                                  AUSTRALIA

    The Commonwealth of Australia comprises an area of about 2,773,000 square miles -- almost the same as that of the United States, excluding Alaska. In June 1992. Australia's population was estimated to be 17 million people.

    The Commonwealth of Australia was formed as a federal union in 1901, when six British colonies of New South Wales, Victoria, Queensland, South Australia and Tasmania were united as states in a "Federal Commonwealth" under the authority of the Commonwealth of Australia Constitution Act enacted by the British Parliament.

    Prior to World War II, the Australian economy was highly dependent on the rural sector. The 1950s and 1960 saw strong growth in the economy and diversification through developments in the mining sector. There have been some significant structural changes in the past 20 years, with the tertiary and mining sectors growing strongly. The rural sector now accounts for approximately 4% of Gross Domestic Product ("GDP"), 6% of employment and 23% of exports by value. The mining sector accounts for approximately 8% of GDP and 1% of employment. Exports of mining commodities (including basic metal products) account for approximately 42% of exports by value. The tertiary sector accounts for approximately 71% of GDP, approximately 78% of employment and around 20% of exports by value.

    As of December 31, 1993, the total market capitalization of Australian listed equities was U.S. $118 billion, which ranks behind Japan, Hong Kong and Malaysia in Asia.

                          PEOPLE'S REPUBLIC OF CHINA

    China is the world's third largest country occupying a region of 9.6 million square kilometers.China is the world's most populous nation, consisting of more than one-fifth of the human race. The estimated population is approximately 1.3 billion.

    In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic reform eventually led to political domination by the army. In the 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders.

    In 1989, a growing dissatisfaction with the Communist government led to anti-government student protests culminating in what is known as the Tiananmen Square incident. The government's use of the military to suppress a peaceful demonstration resulted in world-wide criticism. Currently, the leadership under Deng Xiaoping remains committed to basic economic reforms but continues to reject liberalization from the domination of the Communist Party in the political decision-making process. Investment in China still entails significant political risk of nationalization or expropriation.

    Over the past decade, China has achieved annual growth in real gross domestic product (GDP) averaging in excess of 10%. GDP in 1995 had increased to over 4 times the GDP in 1980 in real terms.

    The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing from 76% of GDP in 1980 to approximately 50% in 1991, continues to constitute the bulk of the economy. In recent years, however, the economy has been significantly restructured through the abolition of the commune system in rural areas and the relaxing of government authority in the day to day operations in both agricultural and industrial enterprises. As the government assumes more of a regulatory and supervisory role and less of a direct management role, market forces have been allowed to operate. This has resulted in increased productivity and rising incomes.

    In 1990, industry accounted for 45.8% of China's National Income. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from industrial enterprises in rural townships which are engaged in the processing and assembly of consumer goods. These operations are concentrated in southern China, where a major light industrial base has developed. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, overstocking and poor economic results continue to plague Chinese industry. Continued growth has been hampered by problems of access to raw materials and energy supplies.

    Inflationary pressures are a major concern in the Chinese economy. In light of the on-going reforms of price subsidies and continued growth, relatively high inflation should be expected. In addition, persistent fiscal deficits have been a macroeconomic management problem in China in recent years. The deficit for 1995 was 70 billion RMB.

    Textiles and garments together form the single largest export category, representing 25% of total export values. China's trade balance has fluctuated over the last five years. In 1995, China's foreign trade yielded a surplus of U.S. $17.60 billion. Hong Kong is the leading destination for Chinese exports, accounting for over 40% of total export volume. Hong Kong is also a major reexport center for Chinese goods. Other large export markets for China include Japan, the United States, and Germany. Over the past few years, China's imports have continued to expand and diversify. Hong Kong, Japan and the United States are China's top three suppliers. Other major suppliers include Germany and Italy.

    China has traditionally adopted a policy of self-reliance when financing development; overseas borrowings have been minimal. The country has remained a conservative borrower but, since the early 1980s, has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. The primary sources of foreign capital for China, in order of importance, are: (1) International Monetary Fund and World Bank loans and credits; (2) government low interest loans and credits; and (3) commercial loans and credits.


    There is centralized control and unified management of foreign exchange in China. The renminbi has been devalued progressively in recent years, depreciating by almost 70% against the U.S. dollar between 1981 and 1990.


    There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. "B" shares are offered exclusively for investment by foreign investors, and their total market capitalization in December 1996 was over $23 billion. A number of organized securities markets exist in other cities in China, but these are primarily over-the-counter markets. China has not yet promulgated a national securities law. At the local level, however, many cities and provinces have promulgated securities rules and regulations.

                                  HONG KONG

    As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. Hong Kong remains China's largest trade partner and its leading foreign investor. In 1995, imports from China amounted to $69.8 billion, exports and re-exports to $57.9 billion. In recent years large numbers of Hong Kong based companies have set up factories in the southern province of Guangdong, where it is estimated that Hong Kong companies employ between 2.5 and 3 million workers. There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the purchase of stakes in existing companies. This has traditionally been in the banking and import/export sectors. Recently, investment in property, manufacturing and infrastructure projects has increased. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of pver 75 million. To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, estimated to cost $21 billion, is designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million in 2011.

    In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997 and sets out details for the integration of Hong Kong into China after 1997. This integration process will directly affect the value of Hong Kong investments.

    In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1995 contributed 81.7% of GDP.

    The Stock Exchange of Hong Kong Ltd. ("HKSE"), commenced trading on April 2, 1986. The HKSE, with a total market capitalization as of November, 1996 of approximately H.K. $3,409 billion (approximately U.S. $440 billion), is now the second largest stock market in Asia, measured by market capitalization, behind only that of Japan. As of that date, 575 companies and 1,219 securities were listed on the Hong Kong Stock Exchange.

    There are no regulations governing foreign investment in Hong Kong. There are no exchange control regulations and investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                    INDIA

    India is the seventh largest country in the world, covering an area of approximately 3,300,000 square kilometers. The Indian population is comprised of diverse religious and linguistic groups. Despite this diversity, India is the world's largest democracy and has had one of the more stable political systems among the world's developing nations. However, periodic sectarian conflict among India's religious and linguistic groups could adversely affect Indian businesses, temporarily close stock exchanges or other institutions, or undermine or distract from government efforts to liberalize the Indian economy.

    India became independent from the United Kingdom in 1947. Since 1991, the government of Prime Minister Narasimha Rao has introduced far-reaching measures with the goal of reducing government intervention in the economy, strengthening India's industrial base, expanding exports and increasing economic efficiency. Elections in May 1996 could result in a change of government and reversal of policies.

    In India, Foreign Institutional Investors ("FIIs") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the counter exchange of India) subject to the conditions specified in the Guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The Adviser is a registered FII and the inclusion of the Portfolio in the Adviser's registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIS, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 24% of the issued share capital of any one company. Only registered FIIS and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.

    India currently imposes 20% withholding tax on interest and dividends. Withholding tax of 10% is currently imposed on gains from sales of shares held one year or more and 30% on gains from sales of shares held less than one year. The withholding rate on gains from sales of deb securities is currently 10% if the securities have been held three years or more and 30% if the securities have been held less than three years. (Rates are higher for non-FII transactions.) Investment through a Republic of Maturities entity may be made to reduce taxes, but there can be no assurance of its success.

                                  INDONESIA

    There have been only two rulers of Indonesia since independence was gained from the Dutch in 1948 -- Sukarno and Suharto. However, independence and the 1965 revolution were unusually violent episodes in the life of any country. The stability which Indonesia has enjoyed during the past twenty-five years under Suharto should, therefore, be placed against this background.

    The question of monarchical or presidential succession remains perhaps the major political risk confronted by the foreign investor as so many aspects of the business life of the country relate directly to Suharto or his immediate family. The role of the army in Indonesia is a great deal more clear cut. There have been no attempted military coups since 1966. The army remains wholly in support of Suharto.

    The huge Indonesian archipelago will have, by the year 2000, a population of over 200 million. Fundamentalism is on the rise, as also in Malaysia, and politicians with fundamentalist Islamic beliefs and supporters are likely to take a more active role. However, the social question, which one cannot ignore, concerns the role of the minority and non-Muslim peoples in Indonesia, in particular the Chinese community in Java. Although the total Chinese population is less than 5 million, or around 3 percent of the total, 80 percent of the commerce and much of the capital wealth remains in the hands of this small but tight-knit Chinese community.

    Indonesia began the 1980s principally as an oil exporter. During the 1970s it had a high rate of inflation but also a very rapid economic growth on the back of the oil boom. The fall in oil prices in the early 1980s, which became precipitate in the spring of 1986, therefore, forced a review of their priorities. Reducing inflation, diversifying the economy away from oil and maintaining a stable growth in the economy were selected as the main objectives. Inflation was brought from 20 percent, at the beginning of the decade, to around 6 percent in 1989-90. Economic growth, having fallen to 2.5 percent in 1985 regained the level of 7.4 percent by 1990. The rupiah, which had undergone a 30 percent once-and-for-all evaluation in the autumn of 1985, had stabilized on a "crawling peg" system with an annual devaluation of around 5 percent. The trade surplus continued at a healthy US $4-5 billion annually and the inflow of foreign capital more than offset Indonesia's foreign debt position. Therefore, it is possible to conclude that the good macroeconomic management, which was achieved by the small group of technocrats employed by Suharto to direct the economy, had been very successful in reducing the economic risk of the country. The future path of the Indonesian economy will, therefore, depend as much on the development of low wage manufacturing and the inflow of Japanese capital, on the liberalization of the banking system and the capital market, as on the price of basic commodities.


                                    JAPAN

    The Japanese archipelago stretches for 1,300 miles in the western Pacific Ocean. The total area of all the islands is about equal to the size of California. Only one third of the land is suitable for agriculture, housing, industry, and commerce.

    Japan has a population of about 125 million people, roughly half that of the United States and twice that of England or Germany. Life expectancy is the highest in the world. The literacy rate in Japan approaches 100%. The high level of education, combined with the Confucian work ethic, has created a motivated work force which boasts a very high savings rate.

    Japan is evolving into a post-industrial society and economy as we approach the 21st century. Japan's postwar growth was phenomenal. By 1970, Japan's Gross National Product (GNP) had surpassed those of the United Kingdom and the former Soviet Union. The Japanese economy is now the second largest in the world; its per capita GNP is the highest among large industrial countries.

    During the era of high economic growth in the 1960s and early 1970s, Japanese expansion focused on the development of heavy industries such as steel, shipbuilding, and chemicals. In the 1970s, Japan's industrial structure shifted toward assembly industries with a strong emphasis on exports. In that decade, Japan became a major producer and exporter of automobiles and consumer electronics. In the 1980s, Japan gradually stepped toward a post-industrial society. This evolution had been characterized by an increased reliance on services, a per capita income which is the highest in the world, rapidly changing lifestyles influenced by the younger generation, a greater dependence on domestic markets, a comparative advantage in high technology, and active participation in the high-growth economies of East Asia, including China.

    Japan has had low inflation in recent years. In the past 10 years, the rate of inflation has ranged between 2% and 3% per year, making it one of the lowest rates in the world. This remarkable achievement was made possible by gains in productivity, which exceeded wage increases, and by a strong yen, which reduced imported raw material costs.

    Japan's stock exchanges comprise over 25% of the world's equity market. Like other stock markets, the Japanese stock market can be volatile. For example, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), increased by over 500% during the ten-year period ended December 31, 1989, reaching its high of 2884.80 on December 18, 1989, and it has declined by over 45% since that time, falling to 1559.09 on December 30, 1994. This decline has had an adverse effect on the availability of credit and on the value of the substantial stock holdings of Japanese companies, in particular, Japanese banks, insurance companies and other financial institutions. This in turn has contributed to the recent weakness in Japan's economy. A continuation or recurrence of a Japanese stock market decline could have an adverse impact throughout Japan's economy.

                                    KOREA

    Political volatility has characterized the history of South Korea (referred to as Korea throughout this section) during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese and yet have succeeded in recording higher rates of economic growth.


    Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent.

                                   MALAYSIA

    The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 anti-Chinese riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the bumiputra (or the sons of the soil), which is the dominant Malay majority. The success of this New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organisation (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. This economic success has also done much to defuse the threat from the Islamic fundamentalists who have tended to get co-opted into the ruling party. The Chinese community has also done well in economic terms although the political disunity in the Malay Chinese Association
(MCA) has left them somewhat leaderless in the political sphere.

    Malaysia has a kingship which is shared on a five-year revolving basis among the sultans of the various states of the federation. Malaysia's relations with its neighbours are good. Singapore, remains the largest investor in the country. Malaysia, along with Singapore, experienced a sharp recession in 1985-6 owing to an excessive tight monetary policy in both countries. Since 1987 Malaysia has, however, returned to the path of high growth and low inflation. The change in the past five years has also been accompanied by an accelerated shift into manufacturing and away from the old dependence on the plantation sector. This manufacturing growth has been led by investment from Japan and Taiwan and notable national projects such as the Proton car. Malaysia is attempting to move up market into the new product areas such as electronics, car assembly and consumer goods. It has a literate and trainable workforce.

    As manufactured goods assume a larger importance in the composition of exports compared with crude oil, rubber and palm oil, Malaysia's trade position should gradually become steadier. For an investor, Malaysia remains vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets.

                                   PAKISTAN

    Pakistan is the world's ninth most populous country. The population is currently estimated at approximately 130 million, with an annual population growth rate of 3.0%. Pakistan was created in 1947 in response to the demands of Indian Muslims for an independent homeland, by the partition from British India of two Muslim majority areas. In 1971, a civil war in East Pakistan culminated in independence for East Pakistan (now Bangladesh). Over the past 45 years, Pakistan and India have gone to war two times and intermittent border exchanges occur at times. In particular, relations with India remain unfriendly over the disputed territory of Kashmir, with its majority Muslim population.

    Pakistan has a federal parliamentary system in which its provinces enjoy considerable autonomy. The military has been, and continues to be, an important factor in Pakistani government and politics and the civilian government continues to rely on the support of the army. Ethnic unrest and troubled relations with India are also continuing problems. Violence and political unrest made Pakistan a less attractive destination in 1995.

    The government of Pakistan has been heavily involved in the economy through ownership of financial and industrial enterprises, investment policies and incentives and taxation programs established in the five-year economic plans. Recent governments, however, have announced various liberalization measures including banking reforms and a number of measures designed to encourage the private sector. The government has also embarked on a major privatization program and, as of July 1994, a large number of public sector entities have been offered for sale.

    In Pakistan, the Portfolio may invest in the shares of issuers listed on any of the stock exchanges in the country provided that the purchase price as certified by a local stock exchange broker is paid in foreign exchange transferred into Pakistan through a commercial bank and in the case of an off-exchange sale of listed shares, that the sale price is not less than the price quoted on any of the local stock exchanges on the date of the sale. In addition, the issuer's shares held by the Portfolio must be registered with the State Bank of Pakistan for purposes of repatriation of income, gains and initial capital. The Portfolio may also invest in the shares of unlisted and closely-held manufacturing companies provided that the sale price is certified by a Pakistani chartered accountant to be not less than the break-up value of the shares and is paid in foreign exchange transferred into Pakistan through a commercial bank. If local procedures are complied with, income, gains, and initial capital are freely repatriable after payment of any applicable Pakistani withholding taxes.

    Pakistan currently imposes a withholding tax on dividends at a rate of 10% and on interest at a rate of 43%. Under current law, the withholding rate on interest is to be reduced by three percentage points per year through 1998. There is currently no withholding tax on capital gains from listed shares. This exemption will expire in June 1998. As regards the shares of unlisted and closely held manufacturing companies, withholding tax on capital gains is currently imposed at a rate of 43%, reduced to 27 1/2% (or 25% for small amounts) if the shares are held for 12 months or more.


    The Federal Shariat Court, a constitutionally established body which has exclusive jurisdiction to determine whether any law in Pakistan violates the principals of Islam (the official State religion), ruled in November 1991 that a number of legal provisions in Pakistan violated Islamic principles relating to Riba (an Islamic term generally accepted as being analogous to interest) and instructed the government of Pakistan to conform these provisions to Islamic principles. It is believed that strict conformity with the ruling of the Shariat Court would substantially disrupt a variety of commercial relationships in Pakistan involving the payment of interest, although the extent and nature of any such disruption on the Pakistani economy, or any segment thereof (other than the banking system), is uncertain. The ruling of the Shariat Court has been appealed and will have no effect until the Shariat Appellate Bench of the Supreme Court of Pakistan renders a decision on the appeal. A hearing on the appeal was held in November 1993 but, in early 1994 at the request of the government of Pakistan, the appeal is still continuing. In addition, pursuant to the Enforcement of Shariat Act, 1991 (the "Shariat Act"), the government of Pakistan has appointed a commission to recommend steps to be taken to introduce suitable alternatives by which an economic system in Pakistan conforming to Islamic principles could be established. This commission may be in a position to propose a pragmatic approach to the requirements of the Constitution and the Shariat Act with a view to avoiding any substantial disruption to the economy of Pakistan. There can be no assurance, however, that the commission will propose such an approach or that implementation of the steps recommended by the commission or the effect of the ultimate decision of the courts in Pakistan on this issue will not adversely affect the economy in Pakistan.

                               THE PHILIPPINES


    The question most investors raise is whether the Philippines is capable of responsible government and economic planning which would give it a GNP growth rate approaching that of its Asian tiger neighbours. Many observers dismiss this prospect out of hand citing the endemic problems of corruption, political in-fighting and the lack of Confucian work ethic present in North Asia. However, there is no doubt that the Philippines possesses enormous natural advantages and it would be wrong to generalize about the whole archipelago of 7,000 islands from the political life of Manila alone. The island of Cebu, for example, has seen a successful economic transformation in the past twenty years. Manufacturing investment has grown and has begun to replace agriculture as a principal source of employment. The Philippines has a very high rate of literacy and the work ethic cannot be doubted by anyone who has employed Filipino domestic workers overseas. Their earnings are an important source of remittance back to the Philippines each year. The Filipino population in the United States is now the largest Asian ethnic group in that country approaching 2 million, mainly in California. Both natural resources, therefore, and an intelligent, hardworking population favour the country. Unfortunately, the political system has never been able to maintain the long-term stability for its promise to be fulfilled.

                                  SINGAPORE

    "The silent success", in the words of a Singapore government minister, of this region is based on a high literacy rate and a well-educated and trainable workforce. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore is a small Chinese island surrounded by a sea of Muslims. Singapore is aiming its investment at Johore in Malaysia and Batam Island in Indonesia. This is the so-called growth triangle.

    One aspect of political risk is the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong may not take up the post of Prime Minister for three to five years. In any case, the question of dynastic succession in a parliamentary democracy, even within a limited Confucian Chinese democracy, is, to say the least, a questionable one. Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the People's Action Party or the Prime Minister himself, has also aroused criticism both at home and internationally.

    The Singapore economy has been characterized by the highest degree of government involvement and intervention outside of the socialist world. Nevertheless, the growth rate has been quite impressive, averaging around 7-8 percent, except during the 1985-6 recession, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3 percent for the past decade. Being a small island state it is very sensitive to developments in its two main neighbours, Indonesia and Malaysia, with their large commodity-based economies. Thus, Singapore runs a regular trade deficit of around US $5 billion per annum. Singapore's foreign reserves held by the Monetary Authority of Singapore (MAS) and the Government Investment Corporation of Singapore (GICS) are estimated to be in excess of US $50 billion.

                                  SRI LANKA

    Sri Lanka, historically known as Ceylon, is an island about 65,000 square kilometers, situated off the southeast coast of India. It has a relatively well-educated population, with nearly 25% of the 17 million Sri Lankans speaking English and a literacy rate (in Sinhalese and Tamil) of nearly 90%.

    A former British colony, Ceylon became an independent Commonwealth in 1948 and became the Democratic Socialist Republic of Sri Lanka in 1972. Sri Lanka is governed by a popularly elected President and unicameral Parliament.


    Insurrection and political violence among Sri Lanka's ethnic groups including terrorist actions by the Tamil Tigers, a separatist organization, have in the past disrupted Sri Lanka's government and economy. The current government has accorded top priority for settling the ethnic conflict with the Tamils in the north and has initiated peace talks with the LTTE. Nevertheless, armed conflict was increasing in early 1996. Although Sri Lanka's government is currently fairly stable, there can be no assurance that such stability will continue.


    The Sri Lankan government recently has reviewed and revised laws, regulations and procedures to promote a competitive business environment, remove distortions and reduce unnecessary government regulation. The government has liberalized trade and encourages private ownership including foreign investment. Laws pertaining to tax, labor standards, customs and environmental norms have been designed to attract more investment. There are now few exchange controls, a fairly stable currency and many incentives for private investors. With guidance from the World Bank, IMF and U.S. advisers, government enterprises area being privatized, financial services liberalized, manufacturing for exports encouraged, a stock exchange formed and foreign investment actively sought. About 80% of the land in Sri Lanka is still owned by the government including most tea, rubber and coconut plantations. The government did privatize the management of these estates recently, however.

    Sri Lanka's economy is primarily agricultural, but the manufacturing and service sectors have grown greatly in the past decade, partly in response to the Sri Lankan government's efforts to diversify and liberalize its economy. In 1991, gross foreign exchange earnings from apparel exports exceeded earnings from the entire agricultural sector (tea, rubber and coconut) for the first time.

    The financial system is reasonably sophisticated and basic legislation for private corporations is in place. Commercial banks are the principal source of finance. However, the increase in net government borrowing (because of budget deficits) has reduced credit to the private sector. Inflation, which was about 21% in 1990, has come down to approximately 10-11% but remains a concern.

    Sri Lanka is actively working to improve its basic infrastructure. A $500 million expansion of the telecommunications network has begun. The Colombo Container Port - the 25th busiest in the world - is expected to increase its capacity soon, and new dry dock services are under construction.


    In Sri Lanka, the Portfolio may invest in the shares of exchange-listed issuers, subject to certain limitations for specific sectors of the economy. Sri Lanka imposes 15% withholding tax on dividends and interest but does not impose withholding tax on capital gains of listed shares. Unlisted shares are subject to a maximum capital gains tax of 35%.

                                    TAIWAN

    The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with South Africa, from which it buys essential raw materials such as coal, and also with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.

    Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 30 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China may approach US $5 billion or even US $10 billion. A shortage of skilled labour, the high cost of labour and the strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over US $90 billion of foreign exchange reserves. However, Chinese military exercises in 1996 suggest that there could be a renewed cold war across the Taiwan Straits, a cut off of business and cultural links, and a potential military conflict.

    Between 1960 and 1994, Taiwan's GNP grew from less than $2 billion to over $240 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market with very weak regulations and poor accounting standards.
Many listed companies may be technically bankrupt.

    Taiwan has a purely Chinese culture and way of life which affects the legal and commercial systems. Legal contracts or agreements may not be enforceable. Even more than in China, Taiwan depends on the personal contact and trust between the two individuals involved. The legal system is undeveloped.

                                   THAILAND

    Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

    Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps US $2,500 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

    Thailand's economy has been the fastest growing in the world for the past three years. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

    It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 6 percent. Nevertheless, the boom of the past three years, particularly in Bangkok, has led to a rapid escalation of real estate values and rents.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON ASIAN SMALL COMPANIES FUND. The Fund became a series of the Trust on March 1, 1996.


                              FEES AND EXPENSES

ADVISER
No fees paid to date.

MANAGER AND ADMINISTRATOR
No fees paid to date.


DISTRIBUTION PLAN
    The Distribution Plan and Distribution Agreement remain in effect until April 28, 1997 and may be continued as described under "Distribution Plan" in this Part II. The Fund has not made any sales commission payments to the Principal Underwriter to date. The Fund expects to begin accruing for its service fee payments one year after the commencement of operations.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. There have been no fees paid to date.


BROKERAGE
    No fees paid to date.

TRUSTEES

    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending August 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                           ESTIMATED         ESTIMATED
                           AGGREGATE         AGGREGATE       TOTAL COMPENSATION
                          COMPENSATION      COMPENSATION       FROM TRUST AND
  NAME                     FROM FUND       FROM PORTFOLIO       FUND COMPLEX

  Donald R. Dwight .......    $8               $80               142,500(2)
  Samuel L. Hayes, III ...     8                80               153,750(3)
  Norton H. Reamer .......     8                80               142,500
  John L. Thorndike ......     8                80               147,500
  Jack L. Treynor ........     8                80               147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN

    The Distribution Plan (the "Plan") is described in the prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts, will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commissions and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fees payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees believe that the Plan will be a significant factor in the expected growth of the Fund's assets, resulting in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of November 30, 1996, Eaton Vance owned one share of the Fund, being the only share of the Fund outstanding on such date. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

                    EV MARATHON ASIAN SMALL COMPANIES FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                               AUGUST 31, 1996

ASSETS:
    Investment in Asian Small Companies Portfolio, at cost and value ... $    10
    Deferred organization expenses (Note 2) ............................  28,500
                                                                         -------
        Total assets ................................................... $28,510

LIABILITIES:
    Accrued organization expenses ......................................  28,500
                                                                         -------
    Net assets (applicable to 1 share of beneficial interest issued
      and outstanding) ................................................. $    10
                                                                         =======
    Net asset value and offering price per share ....................... $    10
                                                                         =======

NOTES:
(1) Eaton Vance Growth Trust, a Massachusetts business trust (the Trust), established and designated the EV Marathon Asian Small Companies Fund (the
    Fund) as a separate series on March 1, 1996. The Fund has been inactive since that date, except for matters relating to the Fund's establishment, the designation and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest (Shares), the sale of one Share (Initial Share) of the Fund to Eaton Vance Management, and the investment of the proceeds of such Initial Share in Asian Small Companies Portfolio (the Portfolio). The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio.

(2) Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years, commencing on the effective date of the Fund's initial offering of its shares. The amount paid by the Fund on any withdrawal by the holders of the initial share of any of the respective initial interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the initial interests withdrawn to the initial interests then outstanding.

                         INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholder of EV Marathon Asian Small Companies Fund:

    We have audited the accompanying statement of assets and liabilities of EV Marathon Asian Small Companies Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.


    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


    In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of EV Marathon Asian Small Companies Fund as of August 31, 1996, in conformity with generally accepted accounting principles.

                                              Deloitte & Touche LLP

Boston, Massachusetts
September 5, 1996

[LOGO]

EV MARATHON
ASIAN SMALL
COMPANIES FUND


STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997



EV MARATHON ASIAN SMALL
COMPANIES FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


SPONSOR AND MANAGER OF
EV MARATHON ASIAN SMALL COMPANIES FUND

ADMINISTRATOR OF ASIAN SMALL
COMPANIES PORTFOLIO
Eaton Vance Management
24 Federal Street
Boston, MA 02110


ADVISER OF ASIAN SMALL
COMPANIES PORTFOLIO
Lloyd George Investment Management
 (Bermuda) Limited, 3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company
89 South Street
Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



                                                                         M-ACSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997



                  EV TRADITIONAL ASIAN SMALL COMPANIES FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides general information about EV Traditional Asian Small Companies Fund (the "Fund"), Asian Small Companies Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate,
Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS                     Page
                                    PART I
Additional Information about Investment Policies ................     1
Investment Restrictions .........................................     4
Trustees and Officers ...........................................     5
Management of the Fund ..........................................     7
Custodian .......................................................    10
Service for Withdrawal ..........................................    11
Determination of Net Asset Value ................................    11
Investment Performance ..........................................    12
Taxes ...........................................................    13
Portfolio Security Transactions .................................    15
Other Information ...............................................    16
Independent Certified Public Accountants ........................    17
Financial Statements ............................................    18
Appendix A -- Asian Region Countries ............................    20

                                   PART II
Fees and Expenses ...............................................    a-1
Services for Accumulation .......................................    a-1
Principal Underwriter ...........................................    a-2
Distribution Plan ...............................................    a-3
Control Persons and Principal Holders of Securities .............    a-3
Financial Statements ............................................    a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL ASIAN SMALL COMPANIES FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV MARATHON ASIAN SMALL COMPANIES FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL ASIAN SMALL COMPANIES FUND. The Fund became a series of the Trust on March 1, 1996.


                              FEES AND EXPENSES

ADVISER
    No fees paid to date.

MANAGER AND ADMINISTRATOR
    No fees paid to date.


DISTRIBUTION PLAN
    The Fund has not paid any distribution fees to the Principal Underwriter to date. The Fund expects to begin accruing for its service fee payments one year after the commencement of operations.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. There have been no fees paid to date.

BROKERAGE
    No fees to date.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending August 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                               ESTIMATED      ESTIMATED
                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION       FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                           ---------   --------------    ------------------
Donald R. Dwight ..........       $8            $80             $142,500(2)
Samuel L. Hayes, III ......        8             80              153,750(3)
Norton H. Reamer ..........        8             80              142,500
John L. Thorndike .........        8             80              147,500
Jack L. Treynor ...........        8             80              147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.


                          SERVICES FOR ACCUMULATION
    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $80,000 in the Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested) which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The Distribution Agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms, with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

                              DISTRIBUTION PLAN
    As described in the Prospectus, in addition to the fees and expenses described herein, the Fund finances distribution activities and bears expenses associated with the distribution of its shares and the provision of certain personal and account maintenance services to shareholders pursuant to a distribution plan designed to meet the requirements of Rule 12b-1 under the 1940 Act (the "Plan").

    Pursuant to such Rule, the Plan has been approved by the sole initial shareholder of the Fund and by the Board of Trustees of the Trust (including a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan). Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan remains in effect through April 28, 1997 and from year to year thereafter, provided such continuance is approved annually by a vote of the Board of Trustees and by a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of the Fund. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of shares of the Fund. The quarterly service fee paid by the Fund under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of November 30, 1996, Eaton Vance owned one share of the Fund, being the only share of the Fund outstanding on such date. Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC.

                  EV TRADITIONAL ASIAN SMALL COMPANIES FUND

                     STATEMENT OF ASSETS AND LIABILITIES
                               AUGUST 31, 1996

ASSETS:
    Investment in Asian Small Companies Portfolio,
      at cost and value ............................................    $    10
    Deferred organization expenses (Note 2) ........................     30,000
                                                                         ------
        Total assets ...............................................    $30,010

LIABILITIES:
    Accrued organization expenses ..................................     30,000
                                                                         ------
    Net assets (applicable to 1 share of beneficial
      interest issued and outstanding)  ............................    $ 10.00
                                                                        =======
    Net asset value and repurchase price per share .................    $ 10.00
                                                                        =======
    Offering price per share (100 / 95.25 of $10.00)
      On sales of $50,000 or more, the offering price is reduced ...    $ 10.50
                                                                        =======
NOTES:
(1) Eaton Vance Growth Trust, a Massachusetts business trust (the Trust), established and designated the EV Traditional Asian Small Companies Fund (the Fund) as a separate series on March 1, 1996. The Fund has been inactive since that date, except for matters relating to the Fund's establishment, the designation and the registration under the Securities Act of 1933 of the Fund's shares of beneficial interest (Shares), the sale of one Share (Initial Share) of the Fund to Eaton Vance Management, and the investment of the proceeds of such Initial Share in Asian Small Companies Portfolio (the Portfolio). The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio.

(2) Organization expenses are being deferred and will be amortized on a straight line basis over a period not to exceed five years, commencing on the effective date of the Fund's initial offering of its shares. The amount paid by the Fund on any withdrawal by the holders of the initial share of any of the respective initial interests will be reduced by a portion of any unamortized organization expenses, determined by the proportion of the amount of the initial interests withdrawn to the initial interests then outstanding.

                         INDEPENDENT AUDITORS' REPORT
To the Trustees and Shareholder of EV Traditional Asian Small Companies Fund:

    We have audited the accompanying statement of assets and liabilities of EV Traditional Asian Small Companies Fund (one of the series constituting Eaton Vance Growth Trust) as of August 31, 1996. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


    In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of EV Traditional Asian Small Companies Fund as of August 31, 1996, in conformity with generally accepted accounting principles.
                                              Deloitte & Touche LLP

Boston, Massachusetts
September 5, 1996

                                                                          [LOGO]

EV TRADITIONAL

ASIAN SMALL

COMPANIES FUND




STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997





EV TRADITIONAL ASIAN SMALL
COMPANIES FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


SPONSOR AND MANAGER OF EV TRADITIONAL ASIAN SMALL COMPANIES FUND
ADMINISTRATOR OF ASIAN SMALL COMPANIES PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF ASIAN SMALL COMPANIES PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                         T-ACSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      January 1, 1997


                     EV CLASSIC GREATER CHINA GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides general information about EV Classic Greater China Growth Fund (the "Fund"), Greater China Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II, that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                    PART I

Additional Information about Investment Policies ......................      1
Investment Restrictions ...............................................      3
Trustees and Officers .................................................      6
Management of the Fund ................................................      8
Custodian .............................................................     11
Service for Withdrawal ................................................     12
Determination of Net Asset Value ......................................     12
Investment Performance ................................................     13
Taxes .................................................................     14
Portfolio Security Transactions .......................................     16
Other Information .....................................................     17
Independent Certified Public Accountants ..............................     18
Financial Statements ..................................................     19
Appendix A -- China Region Countries ..................................     20
Appendix B -- Statistical Information .................................     26

                                   PART II
Fees and Expenses .....................................................    a-1
Principal Underwriter .................................................    a-2
Distribution Plan .....................................................    a-2
Performance Information ...............................................    a-4
Control Persons and Principal Holders of Securities ...................    a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION
                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

FOREIGN INVESTMENTS. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FOREIGN CURRENCY TRANSACTIONS. The value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

    Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Advisers.

    The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.


    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.


RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous days settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes."

ASSET COVERAGE REQUIREMENTS. Transactions involving reverse repurchase agreements, the lending of Portfolio securities, currency swaps, forward contracts or futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS. The Portfolio does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Portfolio, would be subject to such options. The Portfolio will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Portfolio does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested. The Portfolio may enter into futures contracts (and options thereon) traded on a foreign exchange if it is determined by the Adviser that trading on such exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States exchanges regulated by the CFTC.

REPURCHASE AGREEMENTS. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.


    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of the Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.


PORTFOLIO TURNOVER. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. Short-term trading may be advisable in light of a change in circumstances of a particular company or within a particular industry, or in light of general market, economic or political conditions. High portfolio turnover may also result in the realization of substantial net short-term capital gains. In order for the Fund to continue to qualify as a regulated investment company for federal tax purposes, less than 30% of the annual gross income of the Fund must be derived from the sale of securities and certain other investments (including its share of gains from the sale of securities and certain other investments held by the Portfolio) held for less than three months.

LENDING PORTFOLIO SECURITIES. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Under present regulatory policies of the Commission, such loans are required to be secured continuously by collateral maintained on a current basis at an amount at least equal to market value of the securities loaned, which will be marked to market daily. The financial condition of the borrower will be monitored by the Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the Portfolio's total assets. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Adviser to be sufficiently creditworthy and when, in the judgment of the Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. Securities lending involves administration expenses including finders fees.

                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental and as such cannot be changed without the approval by the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


        (1) issue senior securities (as defined in the Investment Company Act of 1940 and rules thereunder) or borrow money, except that the Fund or the Portfolio may borrow:

            (i) from banks to purchase or carry securities, commodities, commodities contracts or other investments;

            (ii) from banks for temporary or emergency purposes not in excess of 10% of its gross assets taken at market value; or

            (iii) by entering into reverse repurchase agreements,

    if, immediately after any such borrowing, the value of the Fund's or Portfolio's total assets, including all borrowings then outstanding, is equal to at least 300% of the aggregate amount of borrowings then outstanding. Any such borrowings may be secured or unsecured. The Portfolio or the Fund may issue securities (including senior securities) appropriate to evidence such indebtedness, including reverse repurchase agreements.

        (2) Pledge its assets, except that the Portfolio or the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with investment restriction (1) above; for the purpose of this restriction the deposit of assets in a segregated account with the Portfolio's or the Fund's custodian, as the case may be, in connection with any of the Portfolio's or the Fund's respective investment transactions is not considered to be a pledge.

        (3) Purchase securities on margin (but the Portfolio or the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

        (4) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Portfolio or the Fund either owns an equal amount of such securities or owns securities convertible into or exchangeable, without the payment of any additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

        (5) Purchase securities issued by any other open-end investment company or investment portfolio, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and except as otherwise permitted by the Investment Company Act of 1940.

        (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio or the Trust or is a member, officer, director or trustee of any investment adviser of the Portfolio or the Fund, if after the purchase of the securities of such issuer by the Portfolio or the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at current value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at current value); provided, however, that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund and having any officers, directors, trustees or security holders who are officers or Trustees of the Trust.

        (7) Underwrite securities issued by other persons, except insofar as the Fund or the Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security, and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

        (8) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Portfolio or the Fund is authorized to invest in accordance with their respective investment objective and policies, (b) entering into repurchase agreements and (c) lending their respective portfolio securities.

        (9) Purchase the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets and as a result of such purchase (a) more than 5% of the total assets of the Portfolio or the Fund, as the case may be (taken at current value), would be invested in the securities of such issuer, or (b) the Fund or the Portfolio would hold more than 10% of the outstanding voting securities of that issuer, except that the Fund may invest all or substantially all of its assets in, and may acquire up to 100% of the outstanding voting securities of either the Portfolio or any other registered investment company having substantially the same investment objectives as the Fund.

        (10) Purchase any security if, as a result of such purchase, 25% or more of the total assets of the Portfolio or the Fund, as the case may be (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry (the electric, gas and telephone utility industries being treated as separate industries for the purpose of this restriction); provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and except that the Fund may invest all or substantially all of its assets in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

        (11) Invest for the purpose of gaining control of a company's management.

        (12) Purchase or sell real estate, although the Fund or the Portfolio may purchase and sell securities which are secured by interests in real estate, securities of issuers which invest or deal in real estate and real estate that is acquired as the result of the ownership of securities.

        (13) Purchase or sell physical commodities (other than currency) or contracts for the purchase or sale of physical commodities (other than currency).

        (14) Buy investment securities from or sell them to any of the respective officers or Trustees of the Trust or the Portfolio, the Portfolio's investment adviser or the Fund's principal underwriter, as principal; provided, however, that any such person or firm may be employed as a broker upon customary terms and that this restriction does not apply to the Fund's investments in either the Portfolio or any other registered investment company having substantially the same investment objective as the Fund.

        (15) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    For the purpose of investment restrictions (1), (2) and (3), the arrangements (including escrow, margin and collateral arrangements) made by the Portfolio or the Fund with respect to their respective transactions in all types of options, futures contracts, options on futures contracts, forward contracts, currencies, and commodities and options thereon shall not be considered to be
(i) a borrowing of money or the issuance of securities (including senior securities) by the Portfolio or the Fund, as the case may be, (ii) a pledge of its assets or (iii) the purchase of a security on margin.

    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determines to be liquid. Neither the Fund nor the Portfolio intends to invest in Rule 144A securities or make short sales of securities during the coming year. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase any securities if at the time of such purchase, permitted borrowings under investment restriction (1) above exceed 5% of the value of the Portfolio's or the Fund's total assets, as the case may be.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Nevertheless, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with its policy of investing at least 65% of total assets in equity securities of China growth companies. Moreover, the Fund and the Portfolio must always be in compliance with its borrowing policy set forth above.


    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; underwrite securities issued by other persons; or make loans to other persons.

                            TRUSTEES AND OFFICERS


    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance Management ("Eaton Vance"), of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"), of Eaton Vance's parent, Eaton Vance Corp. ("EVC"), and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. The business address of the Advisers is 3808 One Exchange Square, Central, Hong Kong. Those Trustees who are "interested persons" of the Trust, the Portfolio, the Advisers, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Trust, the Portfolio, the Advisers, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk (*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

JAMES B. HAWKES (55), President of the Trust, Vice President of the Portfolio
  and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR. Director of Lloyd George Management (B.V.I.) Limited.

HON. ROBERT LLOYD GEORGE (43), President of the Portfolio and Trustee of the
  Portfolio*
Chairman and Chief Executive of Lloyd George Management (B.V.I.) Limited.
  Chairman and Chief Executive Officer of the Advisers. Managing Director of Indosuez Asia Investment Services, Ltd. from 1984 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

HON. EDWARD K.Y. CHEN (51), Trustee of the Portfolio
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government since 1992 and Chairman of the Consumer Council since 1991.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee of the Trust
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee of the Trust
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO
WILLIAM D. BURT (58), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since November 1994; formerly Vice
  President of The Boston Company (1990-1994). Mr. Burt was elected Vice President of the Trust on June 19, 1995.

M. DOZIER GARDNER (63), Vice President of the Trust
Vice Chairman of Eaton Vance, BMR, EVC and EV, and Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

BARCLAY TITTMANN (64), Vice President of the Trust
Vice President of Eaton Vance, BMR and EV since October 1993; formerly Vice
  President of Invesco Management and Research (1970-1993). Mr. Tittmann was elected Vice President of the Trust on June 19, 1995.

SCOBIE DICKINSON WARD (31), Vice President, Assistant Secretary and Assistant
  Treasurer of the Portfolio
Director of Lloyd George Management (B.V.I.) Limited. Director of the
  Advisers. Investment Manager of Indosuez Asia Investment Services, Ltd. from 1990 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

WILLIAM WALTER RALEIGH KERR (46), Vice President, Secretary and Assistant
  Treasurer of the Portfolio
Director, Finance Director and Chief Operating Officer of the Advisers.
  Director of Lloyd George Management (B.V.I.) Limited.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike, are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    Trustees of the Portfolio (except Mr. Chen) who are not affiliated with Eaton Vance may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees. For information concerning the compensation earned by the Trustees of the Trust and the Portfolio, see "Fees and Expenses" in Part II.

    The Advisers are subsidiaries of Lloyd George Management (B.V.I.) Limited, which is ultimately controlled by the Hon. Robert J.D. Lloyd George, President and Trustee of the Portfolio and Chairman and Chief Executive Officer of the Advisers. Mr. Hawkes is a Trustee and officer of the Trust and an officer of the Fund's sponsor and manager. Mr. Hayes is a Trustee of the Trust.

                            MANAGEMENT OF THE FUND


    Eaton Vance acts as the sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged Lloyd George Management (Hong Kong) Limited ("LGM-HK") as its investment adviser. Pursuant to a service agreement effective on January 1, 1996 between LGM-HK and its affiliate, Lloyd George Investment Management (Bermuda) Limited ("LGIM-B"), LGIM-B, acting under the general supervision of the Portfolio's Board of Trustees, is responsible for managing the Portfolio's investments. LGM-HK supervises LGIM-B's performance of this function and retains its contractual obligations under its investment advisory agreement with the Portfolio. LGM-HK and LGIM-B are both referred to separately as an Adviser or together as the Advisers.

THE ADVISER
    LGIM-B is responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions." Under the investment advisory agreement, LGM-HK is entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                               ANNUAL
CATEGORY        AVERAGE DAILY NET ASSETS                     ASSET RATE
--------        ------------------------                     ----------
    1           less than $500 million .......................   0.75%
    2           $500 million but less than $1 billion ........   0.70
    3           $1 billion but less than $1.5 billion ........   0.65
    4           $1.5 billion but less than $2 billion ........   0.60
    5           $2 billion but less than $3 billion ..........   0.55
    6           $3 billion and over ..........................   0.50


    Since January 1, 1996, LGM-HK pays to LGIM-B the entire amount of the advisory fee payable by the Portfolio under its investment advisory agreement with LGM-HK.

    As of August 31, 1996, the Portfolio had net assets of $510,297,559. For the fiscal years ended August 31, 1996, 1995, and 1994, LGM-HK earned advisory fees of $4,211,398, $4,763,655 and $4,100,334, respectively, (equivalent to 0.74% of the Portfolio's average daily net assets for each such year).

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of nine experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian emerging markets. LGM analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, President of the Portfolio and Chairman and Chief Executive Officer of the Adviser. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.

    The Advisers and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, the Advisers and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.

    The directors of LGM-HK are the Honourable Robert Lloyd George, William Walter Raleigh Kerr, M.F. Tang and Scobie Dickinson Ward. The Hon. Robert J.D. Lloyd George is Chairman and Chief Executive Officer of each Adviser and Mr. Kerr is an officer of each Adviser. The directors of LGIM-B are the Honorable Robert Lloyd George, William Walter Raleigh Kerr, Scobie Dickinson Ward, M.F. Tang, Pamela Chan, Adaline Mang-Yee Ko, Peter Bubenzer and Judith Collis. The business address of the first six individuals is 3808 One Exchange Square, Central, Hong Kong and of the last two is Cedar House, 41 Cedar Avenue, Hamilton HM 12, Bermuda.

    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund.

    Eaton Vance and the Advisers follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

    Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore. Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    The Portfolio's investment advisory agreement with LGM-HK remains in effect until February 28, 1997 and may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the agreement will terminate automatically in the event of its assignment. The agreement provides that the LGM-HK may render services to others. The agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement on the part of LGM-HK, LGM-HK shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.


MANAGER, SPONSOR AND ADMINISTRATOR
    See "Management of the Fund and the Portfolio" in the Fund's current Prospectus for a description of the services Eaton Vance performs as the manager and sponsor of the Fund and the administrator of the Portfolio. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below:

                                                                 ANNUAL
CATEGORY        AVERAGE DAILY NET ASSETS                       ASSET RATE
--------        ------------------------                       ----------
   1           less than $500 million ....................       0.25%
   2           $500 million but less than $1 billion .....       0.23333
   3           $1 billion but less than $1.5 billion .....       0.21667
   4           $1.5 billion but less than $2 billion .....       0.20
   5           $2 billion but less than $3 billion .......       0.18333
   6           $3 billion and over .......................       0.16667


    As of August 31, 1996 the Portfolio had net assets of $510,297,559. For the fiscal years ended August 31, 1996, 1995, and 1994, Eaton Vance earned administration fees of $1,404,681, $1,571,184 and $1,383,471, respectively, (equivalent to 0.25%, 0.24% and 0.25%, respectively, of the Portfolio's average daily net assets for each such year).

    For the management fees that the Fund paid to Eaton Vance, see "Fees and Expenses" in Part II.

    Eaton Vance's management contract with the Fund and administration agreement with the Portfolio will each remain in effect until February 28, 1997. Each agreement may be continued from year to year thereafter so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred. Each agreement was initially approved by the Trustees, including the non-interested Trustees, of the Trust or the Portfolio which is a party thereto at meetings held on September 8, 1992 and on October 8, 1992, respectively, of the Trust and the Portfolio.

    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by Eaton Vance under the management contract or the administration agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation, custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records, expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; distribution and service fees payable by the Fund under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund or the Portfolio will also each bear expenses incurred in connection with litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Roland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis, who are officers and/or Trustees of the Trust, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Burt, Murphy, O'Connor, Otis, Tittmann and Woodbury and Ms. Sanders, are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the management agreement.

    EVC owns all of the stock of Energex Energy Corporation, which is engaged in oil and gas exploration and development. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 24% of the Class A shares issued by the parent of each Adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining, venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.


                                  CUSTODIAN

    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio, respectively.

    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.


    IBT charges fees which are competitive within the industry. These fees for the Portfolio relate to: (1) custody services based upon a percentage of the market values of Portfolio securities; (2) bookkeeping and valuation services provided at an annual rate; (3) activity charges, primarily the result of the number of portfolio transactions; and (4) reimbursement of out-of-pocket expenses. These fees are then reduced by a credit for cash balances of the Portfolio at the custodian equal to 75% of the 91-day U.S. Treasury Bill auction rate applied to the Portfolio's average daily collected balances. The portion of the fee for the Fund related to bookkeeping and pricing services is based upon a percentage of the Fund's net assets and the portion of the fee related to financial statement preparation is a fixed amount. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE

    The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. All other securities are valued at fair value as determined in good faith by or pursuant to procedures established by the Trustees of the Portfolio.

    Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.


                            INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the results. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the CDSC at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in Part II.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices, for example: Standard & Poor's Index of 400 Common Stocks, Standard & Poor's Index of 500 Common Stocks, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, the Dow Jones Industrial Average, Morgan Stanley Pacific (Excluding Japan) Hang Seng, and FT Pacific (Excluding Japan). The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.


    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations (e.g. Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch, Pierce, Fenner & Smith, Inc., Bloomberg, L.P., Dow Jones & Company, Inc., and The Federal Reserve Board) or included in various publications (e.g. The Wall Street Journal, Barron's and The Decade:
Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks.


    From time to time, information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    From time to time, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/Weisenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- cost associated with aging parents;

    -- funding a college education (including its actual and estimated cost);

    -- health care expenses (including actual and projected expenses);

    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES


    See also "Distributions and Taxes" in the Fund's current Prospectus.


    The Fund, as a series of a Massachusetts business trust, will be treated as a separate entity for accounting and tax purposes. The Fund has elected to be treated, and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.


    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    Certain foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and foreign currency related options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss or, in the case of certain contracts relating to foreign currency, as ordinary income or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles", which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains and losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's ability to qualify as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to dividends and distributions actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of
(i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing the income it is required to distribute.


    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to-market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.


    Distributions by the Fund of the excess of net long-term capital gain over net short-term capital loss earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans and shareholders investing through IRAs, or such plans should consult their tax advisers for more information.

    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by the Adviser.

    The Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Adviser for execution with many firms. The Adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of the Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Adviser's other clients in part for providing brokerage and research services to the Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which the Adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because the Adviser receives such Research Services. The Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that the Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, the Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.


    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by the Adviser or its affiliates. The Adviser will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal years ended August 31, 1996 and 1995, the Portfolio paid brokerage commissions of $2,802,590 and $2,608,520, respectively, with respect to portfolio transactions. Of this amount, approximately $2,342,231 and $2,341,272 was paid in respect of portfolio security transactions aggregating approximately $366,522,257 and $387,659,617, respectively, to firms which provided some Research Services to the Adviser's organization. For the fiscal year ended August 31, 1994, the Portfolio paid brokerage commissions of $4,177,780 with respect to portfolio transactions. All of such amount was paid in respect of portfolio security transactions aggregating approximately $814,062,509 to firms which provided some Research Services to the Adviser's organization (although many such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              OTHER INFORMATION

    On August 18, 1992 the Trust changed its name from Eaton Vance Growth Fund to Eaton Vance Growth Trust. The Trust is a Massachusetts business trust established in 1989 as the successor to Eaton Vance Growth Fund, Inc., a Massachusetts corporation. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholder. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-Laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interests have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                             FINANCIAL STATEMENTS

    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent Annual Report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended August 31, 1996 as previously filed electronically with the Commission:

                     EV Classic Greater China Growth Fund
                        Greater China Growth Portfolio
                     (Accession No. 0000928816-96-000327)

                    EV Marathon Greater China Growth Fund
                        Greater China Growth Portfolio
                     (Accession No. 0000928816-96-000318)

                   EV Traditional Greater China Growth Fund
                        Greater China Growth Portfolio
                     (Accession No. 0000928816-96-000317)

                                                                    APPENDIX A


                            CHINA REGION COUNTRIES

The information set forth in this Appendix has been extracted from various government and private publications. The Trust's Board of Trustees make no representation as to the accuracy of the information, nor has the Board of Trustees attempted to verify it.


                          PEOPLE'S REPUBLIC OF CHINA

    China is the world's third largest country occupying a region of 9.6 million square kilometers.China is the world's most populous nation, consisting of more than one-fifth of the human race. The estimated population is approximately 1.3 billion.

    In 1949, the Communist Party established the People's Republic of China. The Communist government engaged in numerous campaigns to industrialize the country with various programs. The failure of the Communist Party to achieve substantive economic reform eventually led to political domination by the army. In the 1970's, the Chinese government, which had remained isolated from the world, opened its doors by encouraging foreign investment and expertise inside its borders.

    In 1989, a growing dissatisfaction with the Communist government led to anti-government student protests culminating in what is known as the Tiananmen Square incident. The government's use of the military to suppress a peaceful demonstration resulted in world-wide criticism. Currently, the leadership under Deng Xiaoping remains committed to basic economic reforms but continues to reject liberalization from the domination of the Communist Party in the political decision-making process. Investment in China still entails significant political risk of nationalization or expropriation.

    Over the past decade, China has achieved annual growth in real gross domestic product (GDP) averaging in excess of 10%. GDP in 1995 had increased to over 4 times the GDP in 1980 in real terms.

    The economy in China consists of three sectors: state, cooperative, and private. The state sector, though decreasing from 76% of GDP in 1980 to approximately 50% in 1991, continues to constitute the bulk of the economy. In recent years, however, the economy has been significantly restructured through the abolition of the commune system in rural areas and the relaxing of government authority in the day to day operations in both agricultural and industrial enterprises. As the government assumes more of a regulatory and supervisory role and less of a direct management role, market forces have been allowed to operate. This has resulted in increased productivity and rising incomes.

    In 1990, industry accounted for 45.8% of China's National Income. In the first three decades under Communist rule, China placed great emphasis on heavy industry. Since the reform program began in 1978, a much greater emphasis has been placed on light industry. Considerable industrial growth has come from industrial enterprises in rural townships which are engaged in the processing and assembly of consumer goods. These operations are concentrated in southern China, where a major light industrial base has developed. Industrial output has grown rapidly and is increasingly important to the Chinese economy. China's current industrial policy also places emphasis on high-technology industries supported by foreign technology, such as micro-electronics and telecommunications. However, overstocking and poor economic results continue to plague Chinese industry. Continued growth has been hampered by problems of access to raw materials and energy supplies.

    Inflationary pressures are a major concern in the Chinese economy. In light of the on-going reforms of price subsidies and continued growth, relatively high inflation should be expected. In addition, persistent fiscal deficits have been a macroeconomic management problem in China in recent years. The deficit for 1995 was 70 billion RMB.

    Textiles and garments together form the single largest export category, representing 25% of total export values. China's trade balance has fluctuated over the last five years. In 1995, China's foreign trade yielded a surplus of U.S. $17.60 billion. Hong Kong is the leading destination for Chinese exports, accounting for over 40% of total export volume. Hong Kong is also a major reexport center for Chinese goods. Other large export markets for China include Japan, the United States, and Germany. Over the past few years, China's imports have continued to expand and diversify. Hong Kong, Japan and the United States are China's top three suppliers. Other major suppliers include Germany and Italy.

    China has traditionally adopted a policy of self-reliance when financing development; overseas borrowings have been minimal. The country has remained a conservative borrower but, since the early 1980s, has been making greater use of foreign capital and financing, including government-assisted facilities and project and trade financing. The primary sources of foreign capital for China, in order of importance, are: (1) International Monetary Fund and World Bank loans and credits; (2) government low interest loans and credits; and (3) commercial loans and credits.

    There is centralized control and unified management of foreign exchange in China. The renminbi has been devalued progressively in recent years, depreciating by almost 70% against the U.S. dollar between 1981 and 1990.

    There currently are two officially recognized exchanges in China, the Shanghai Securities Exchange ("SHSE"), which commenced trading on December 19, 1990, and the Shenzhen Stock Exchange ("SZSE"), which commenced trading on July 3, 1991. "B" shares are offered exclusively for investment by foreign investors, and their total market capitalization in December 1996 was over $3 billion. A number of organized securities markets exist in other cities in China, but these are primarily over-the-counter markets. China has not yet promulgated a national securities law. At the local level, however, many cities and provinces have promulgated securities rules and regulations.

                                  HONG KONG

    As a trade entrepot and finance center, Hong Kong's viability has been inexorably linked to mainland China since the establishment of the Colony in 1841. Hong Kong remains China's largest trade partner and its leading foreign investor. In 1995, imports from China amounted to $69.8 billion, exports and re-exports to $57.9 billion. In recent years large numbers of Hong Kong based companies have set up factories in the southern province of Guangdong, where it is estimated that Hong Kong companies employ between 2.5 and 3 million workers. There also has been considerable growth in Chinese investment in Hong Kong over the last decade and particularly in the last five years. In contrast to Japanese investment, Chinese investment in Hong Kong typically involves the purchase of stakes in existing companies. This has traditionally been in the banking and import/export sectors. Recently, investment in property, manufacturing and infrastructure projects has increased. In view of the growing economic interaction between Hong Kong and Southern China, it is increasingly meaningful to consider the concept of a Greater Hong Kong economy consisting of Hong Kong and Guangdong Province, with a combined population of over 75 million. To sustain the growth of the Guangdong economy, the Hong Kong government in 1989 unveiled PADS, the Port and Airport Development Strategy. The project, estimated to cost $21 billion, is designed to allow Hong Kong's cargo handling capacity to increase by four times between 1988 and 2011 and its air traffic handling capacity to increase from 15 million passengers in 1988 to 50 million in 2011.

    In the past, political considerations have hindered closer economic integration between Hong Kong and China. It was largely in response to the United Nations embargo on trade with China in the 1950s and 1960s that Hong Kong developed a significant manufacturing base. In the last several years, however, there has been an improvement in relations. The Basic Law, the outline for Hong Kong's government post 1997, calls for Hong Kong's capitalist system to remain intact for an additional fifty years after 1997 and sets out details for the integration of Hong Kong into China after 1997. This integration process will directly affect the value of Hong Kong investments.

    In the last two decades there has been a structural change in Hong Kong's economy, with growth in the services sector outpacing manufacturing growth. With more and more labor intensive manufacturing relocating to Southern China, Hong Kong has developed its services sector, which in 1995 contributed 81.7% of GDP.

    The Stock Exchange of Hong Kong Ltd. ("HKSE"), commenced trading on April 2, 1986. The HKSE, with a total market capitalization as of November, 1996 of approximately H.K. $3,406 billion (approximately U.S. $440 billion), is now the second largest stock market in Asia, measured by market capitalization, behind only that of Japan. As of that date, 575 companies and 1,219 securities were listed on the Hong Kong Stock Exchange.

    There are no regulations governing foreign investment in Hong Kong. There are no exchange control regulations and investors have total flexibility in the movement of capital and the repatriation of profits. Funds invested in Hong Kong can be repatriated at will; dividends and interest are freely remittable.

                                    TAIWAN

    The basic geopolitical fact about Taiwan is that it sits under the shadow of mainland China and under the threat of reunification, whether peaceful or by military means. Taiwan is dependent on its close relationship with the United States and its very successful diplomacy and public relations campaign which, ever since Madame Chiang Kai-Shek's days in the 1940s has sustained a high level of sympathy in Washington for the Nationalist regime. Taiwan also has close relations with South Africa, from which it buys essential raw materials such as coal, and also with Israel, with whom it has had military as well as trade links. Taiwan remains a free capitalist enclave with some very successful entrepreneurial and export-oriented companies. The government's role in the economy is relatively small.

    Nevertheless, economic integration between the Chinese communities of China and Taiwan has increased in recent years. China has low labor costs, inexpensive land, natural resources and less rigid environmental rules. Taiwan has capital, technology and trained entrepreneurs. Over 30 percent of Taiwan's trade is with mainland China and the total investment from Taiwan to China may approach US $5 billion or even US $10 billion. A shortage of skilled labour, the high cost of labour and the strong New Taiwan dollar, has impelled many Taiwanese businesspeople to shift their production to Thailand, the Philippines, and Malaysia as well as China. Taiwan has over US $90 billion of foreign exchange reserves. However, Chinese military exercises in 1996 suggest that there could be a renewed cold war across the Taiwan Straits, a cut off of business and cultural links, and a potential military conflict.

    Between 1960 and 1994, Taiwan's GNP grew from less than $2 billion to over $240 billion. The economic growth has been accompanied by a transformation of domestic production from labor intensive to capital intensive industries in the 1970s and finally to higher technology industries in the 1980s. The Taiwan Stock Exchange Corp. is viewed as a highly priced and highly volatile securities market with very weak regulations and poor accounting standards.
Many listed companies may be technically bankrupt.

    Taiwan has a purely Chinese culture and way of life which affects the legal and commercial systems. Legal contracts or agreements may not be enforceable. Even more than in China, Taiwan depends on the personal contact and trust between the two individuals involved. The legal system is undeveloped.

                                    KOREA

    Political volatility has characterized the history of South Korea (referred to as Korea throughout this section) during the past forty years, while at the same time an extraordinary economic boom has occurred. Rigid discipline has been characteristic of the military government under President Park during the 1960s and 1970s, which were the most successful decades in economic terms particularly in the growth of Korea's exports and in the per capita income. It is important to remember how completely the cities and transport system of the southern part of the Korean peninsula had been destroyed in the civil war of the 1950s. The effort of reconstruction was, therefore, enormous. Living standards in the 1960s were extremely low. The threat from North Korea has exerted a continuous military pressure on the South in the past forty years which is probably unique to any country in the world, even including West Germany or Taiwan. Seoul is only 30 kilometers from the demilitarized zone and, therefore, lives in a continuous state of tension and fear of an imminent invasion. This very real threat is also translated into a very high percentage of military spending in the national budget. If Korea is compared with Japan, the Koreans have had to spend ten times more of their national income on defense than the Japanese and yet have succeeded in recording higher rates of economic growth.

    Inflation in Korea has been higher than in Japan or Taiwan. In the 1970s, Korea experienced an annual average inflation rate of nearly 15 percent. Beginning in 1982, however, the tight monetary policy succeeded in bringing this annual consumer price index down to single digits until 1990 when the rate jumped again to 8.6 percent.

                                   THAILAND

    Thailand is unique in South East Asia in that it has escaped the colonial experience and maintained its freedom and independence. The monarchy plays a key role in maintaining the country's political stability and independence. Nevertheless, since the absolute monarchy was ended in 1932 there have been twenty-one coup d'etats, of which twelve have been successful. Thailand in the 1990s may remain democratic but the King and the army will continue to play a role.

    Thailand has a free and independent peasant population which has, on the whole, enjoyed a higher standard of living than their neighbours and, therefore, the communist movement has never made much headway among the rural people. On the other hand again, Thailand's extraordinary economic growth in the 1980s (averaging 10 percent per annum) has put great strains not only on the urban environment because of traffic jams and pollution, but also on the social and family system. Many rural families have been forced to send their teenage children to the cities to find employment. The contrast of living standards between Bangkok and the north east provinces (an estimated per capital income would be perhaps US $2,500 per annum for the former and less than US $500 per annum for the latter) must eventually create social tensions and potential unrest. Buddhism must also be counted as a major factor of political stability.

    Thailand's economy has been the fastest growing in the world for the past three years. The take-off really began in 1986-7 with the flood of new foreign investment into the country, largely from Japan and Taiwan. There has been a large shift away from agriculture towards manufacturing. As recently as 1980, 50 percent of Thailand's exports consisted of rice and tapioca and other agricultural products. By 1990, 75 percent of the total volume of exports were manufactured goods, mainly from the newly established assembly plants in Bangkok and the south. This has resulted in large changes in employment and moves of populations.

    It is surprising, considering the very high rate of economic growth that the economy has experienced, that prices, as measured by the consumer price index, have been kept under control. The last serious bout of inflation in Thailand occurred during the two oil crises, first in 1973-4 when the CPI touched 24 percent and then again in 1980-1 when there was a resurgence of inflation to nearly 20 percent. In the later 1980s, and thanks largely to a more stable oil price, inflation has been held in single digits and has not exceeded 6 percent. Nevertheless, the boom of the past three years, particularly in Bangkok, has led to a rapid escalation of real estate values and rents.

                                   MALAYSIA

    The central dilemma in assessing Malaysia's political risk is the perennial question of relations between the Malay and Chinese communities representing as they do about 60 percent and 30 percent of the population respectively. Since the 1969 anti-Chinese riots in Kuala Lumpur the country has been unruffled by any serious inter-racial violence and during this period a great deal has been accomplished in transforming the economy and in transferring the wealth of the country from foreign and Chinese hands into the hands of the bumiputra (or the sons of the soil), which is the dominant Malay majority. The success of this New Economic Policy is unquestioned and has given a great deal of legitimacy to the continued run of the United Malay National Organisation (UMNO) under its successive prime ministers and most recently under Dr. Mahathir Mohammed who has now held power for more than a decade. This economic success has also done much to defuse the threat from the Islamic fundamentalists who have tended to get co-opted into the ruling party. The Chinese community has also done well in economic terms although the political disunity in the Malay Chinese Association
(MCA) has left them somewhat leaderless in the political sphere.

    Malaysia has a kingship which is shared on a five-year revolving basis among the sultans of the various states of the federation. Malaysia's relations with its neighbours are good. Singapore, remains the largest investor in the country. Malaysia, along with Singapore, experienced a sharp recession in 1985-6 owing to an excessive tight monetary policy in both countries. Since 1987 Malaysia has, however, returned to the path of high growth and low inflation. The change in the past five years has also been accompanied by an accelerated shift into manufacturing and away from the old dependence on the plantation sector. This manufacturing growth has been led by investment from Japan and Taiwan and notable national projects such as the Proton car. Malaysia is attempting to move up market into the new product areas such as electronics, car assembly and consumer goods. It has a literate and trainable workforce.

    As manufactured goods assume a larger importance in the composition of exports compared with crude oil, rubber and palm oil, Malaysia's trade position should gradually become steadier. For an investor, Malaysia remains vulnerable to external shocks either in terms of commodity prices or in a fall in export demand in its principal markets.

                                  SINGAPORE

    "The silent success", in the words of a Singapore government minister, of this region is based on a high literacy rate and a well-educated and trainable workforce. The investment in human capital has proven to be more important to a lasting economic growth success story than the availability of finance or technology. Singapore is the de facto financial centre of the Association of South East Asian Nations (ASEAN) region. Singapore is a small Chinese island surrounded by a sea of Muslims. Singapore is aiming its investment at Johore in Malaysia and Batam Island in Indonesia. This is the so-called growth triangle.

    One aspect of political risk is the handover of political power from one generation to another. Although Lee Kwan Yew stepped down as Prime Minister in 1990, he continues to wield a large influence and power behind the scenes. His son, Lee Hsien Loong may not take up the post of Prime Minister for three to five years. In any case, the question of dynastic succession in a parliamentary democracy, even within a limited Confucian Chinese democracy, is, to say the least, a questionable one. Many of the elder Lee's policies, such as imposing the Mandarin Chinese language on the Singapore educational system, have aroused fierce opposition among the older, anti-communist generation of Singapore Chinese. The tight control of the media and the suppression of all political opposition or criticism of the government, the People's Action Party or the Prime Minister himself, has also aroused criticism both at home and internationally.

    The Singapore economy has been characterized by the highest degree of government involvement and intervention outside of the socialist world. Nevertheless, the growth rate has been quite impressive, averaging around 7-8 percent, except during the 1985-6 recession, and even more impressive has been the tight control of inflation which, along with that of Japan, has remained extremely low at below 3 percent for the past decade. Being a small island state it is very sensitive to developments in its two main neighbours, Indonesia and Malaysia, with their large commodity-based economies. Thus, Singapore runs a regular trade deficit of around US $5 billion per annum. Singapore's foreign reserves held by the Monetary Authority of Singapore (MAS) and the Government Investment Corporation of Singapore (GICS) are estimated to be in excess of US $50 billion.

                                  INDONESIA

    There have been only two rulers of Indonesia since independence was gained from the Dutch in 1948 -- Sukarno and Suharto. However, independence and the 1965 revolution were unusually violent episodes in the life of any country. The stability which Indonesia has enjoyed during the past twenty-five years under Suharto should, therefore, be placed against this background.

    The question of monarchical or presidential succession remains perhaps the major political risk confronted by the foreign investor as so many aspects of the business life of the country relate directly to Suharto or his immediate family. The role of the army in Indonesia is a great deal more clear cut. There have been no attempted military coups since 1966. The army remains wholly in support of Suharto.

    The huge Indonesian archipelago will have, by the year 2000, a population of over 200 million. Fundamentalism is on the rise, as also in Malaysia, and politicians with fundamentalist Islamic beliefs and supporters are likely to take a more active role. However, the social question, which one cannot ignore, concerns the role of the minority and non-Muslim peoples in Indonesia, in particular the Chinese community in Java. Although the total Chinese population is less than 5 million, or around 3 percent of the total, 80 percent of the commerce and much of the capital wealth remains in the hands of this small but tight-knit Chinese community.

    Indonesia began the 1980s principally as an oil exporter. During the 1970s it had a high rate of inflation but also a very rapid economic growth on the back of the oil boom. The fall in oil prices in the early 1980s, which became precipitate in the spring of 1986, therefore, forced a review of their priorities. Reducing inflation, diversifying the economy away from oil and maintaining a stable growth in the economy were selected as the main objectives. Inflation was brought from 20 percent, at the beginning of the decade, to around 6 percent in 1989-90. Economic growth, having fallen to 2.5 percent in 1985 regained the level of 7.4 percent by 1990. The rupiah, which had undergone a 30 percent once-and-for-all evaluation in the autumn of 1985, had stabilized on a "crawling peg" system with an annual devaluation of around 5 percent. The trade surplus continued at a healthy US $4-5 billion annually and the inflow of foreign capital more than offset Indonesia's foreign debt position. Therefore, it is possible to conclude that the good macroeconomic management, which was achieved by the small group of technocrats employed by Suharto to direct the economy, had been very successful in reducing the economic risk of the country. The future path of the Indonesian economy will, therefore, depend as much on the development of low wage manufacturing and the inflow of Japanese capital, on the liberalization of the banking system and the capital market, as on the price of basic commodities.

                               THE PHILIPPINES

    The question most investors raise is whether the Philippines is capable of responsible government and economic planning which would give it a GNP growth rate approaching that of its Asian tiger neighbours. Many observers dismiss this prospect out of hand citing the endemic problems of corruption, political in-fighting and the lack of Confucian work ethic present in North Asia. However, there is no doubt that the Philippines possesses enormous natural advantages and it would be wrong to generalize about the whole archipelago of 7,000 islands from the political life of Manila alone. The island of Cebu, for example, has seen a successful economic transformation in the past twenty years. Manufacturing investment has grown and has begun to replace agriculture as a principal source of employment. The Philippines has a very high rate of literacy and the work ethic cannot be doubted by anyone who has employed Filipino domestic workers overseas. Their earnings are an important source of remittance back to the Philippines each year. The Filipino population in the United States is now the largest Asian ethnic group in that country approaching 2 million, mainly in California. Both natural resources, therefore, and an intelligent, hardworking population favour the country. Unfortunately, the political system has never been able to maintain the long-term stability for its promise to be fulfilled.

                                                                      APPENDIX B
[LOGO]
EATON VANCE
     MUTUAL FUNDS



                          INVEST IN ONE OF THE WORLD'S
                           FASTEST GROWING ECONOMIES

                                  EATON VANCE
                                    GREATER
                                     CHINA
                                  GROWTH FUNDS

                                [GRAPHIC OMITTED]

                 EV TRADITIONAL GREATER CHINA GROWTH FUND ("A")
                  EV MARATHON GREATER CHINA GROWTH FUND ("B")
                   EV CLASSIC GREATER CHINA GROWTH FUND ("C")

                     GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION

[LOGO]
Lloyd George Management
   (Bermuda) Limited

CHINA: ONE OF THE WORLD'S
FASTEST GROWING ECONOMIES

The People's Republic of China ("China") and the surrounding countries of the China region have become one of the most exciting and potentially profitable areas for investors seeking capital appreciation. In recent years, in fact, China has undergone remarkable change, having embraced economic reforms that have turned it into one of the world's most spectacularly growing economies.

Leading China's transformation from central planning toward a market economy are the "overseas" Chinese - those living outside China - who supply capital and management expertise to complement the low-cost labor and land resources of mainland China. Eaton Vance estimates that 75% of all trade in the China region goes through firms controlled by overseas Chinese. By far, the largest part of foreign contracted investment (presently about $90.5 billion annually) is coming from overseas Chinese. It is this direct foreign investment - with its technology, management skills and export potential - that is transforming China's economy, leading many to believe that China will assume leadership in Asia within 20 years.

FOREIGN INVESTMENT IS SOARING IN
THE GREATER CHINA REGION

Growth of Foreign Investment 1990-1995 ($US billions)

                   (horizontal bar chart)

                     95              38
                     94              34
                     93              27
                     92              11
                     91              4
                     90              3

Source: Lloyd George Management

                          SIGNIFICANT GROWTH POTENTIAL

* With 1.2 billion people, China houses 25% of the world's population and is forecast to become the world's largest economy early in the 21st century.

* The Greater China region has registered annual growth of 7.3% in Gross Domestic Product (GDP) during the past six years.

* China's savings rate is 40% of Gross National Product.

* China's international trade now accounts for approximately 40% of its total economy.

* China's exports have been rising since 1988 and are forecast to be over U.S. $125 billion at year-end 1995.

     Lloyd George Management; The Wall Street Journal.

GREATER CHINA AND
CHINA'S SPECIAL ECONOMIC ZONES

In addition to low-cost labor and a wealth of resources, China offers another attraction for foreign investment. In 1978, precisely to attract foreign investment, China designated five Special Economic Zones where overseas investors can receive special investment incentives and tax concessions.

In addition, 14 coastal cities are designated "open cities," and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. There are 27 High and New Technology Industrial Development Zones where preferential treatment is given to enterprises confirmed as technology-related.

China's plans call for further development of the designated special investment areas during the remainder of the decade.

     "On a scale that the rest of the world is just starting to comprehend,
                 China is extending its Industrial Revolution."
                     - The Wall Street Journal, March, 1995

                                 [MAPS OMITTED]

KEEP IN MIND, FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

THE CHINA  REGION STOCK MARKETS

Over the past 20 years, the performance of the China region stock markets has generally been better than those in the United States and Europe. In the past five years, these newly emerging securities markets have demonstrated significant growth in market capitalization, in the numbers of listed securities and the volume of transactions.

THE GROWTH OF THE
CHINA REGION'S EMERGING MARKETS

Percent change in market capitalization 1985-1995

                    (HORIZONTAL BAR CHART)

              Indonesia                    83,250%
              Philippines                   9,500
              Thailand                      7,545
              Korea                         2,388
              Taiwan                        1,602
              Hong Kong                       878
              Malaysia                        586
              Singapore                       472

Source: Lloyd George Management

                "China has exploded into a global export power."
                   - The Wall Street Journal, November, 1995

                                [GRAPHIC OMITTED]

THE GROWTH IN NUMBER
OF LISTED DOMESTIC COMPANIES 1986-1995

                                    1986          1995

         South Korea                 355           721
         Malaysia                    233           529
         Hong Kong                   248           518
         Thailand                     98           416
         Taiwan                      130           347
         China                        --           323
         Indonesia                    24           238
         Singapore                   122           212
         Philippines                 130           205

Source: International Finance Corporation, Emerging Stock Markets Factbook 1996

ABOUT RISK

Of course, while Eaton Vance believes that the opportunities for long-term capital appreciation are excellent, investors should consider carefully the risks involved in committing a portion of their assets to the Greater China Growth Funds. Such risks, for example, may include fluctuations in foreign exchange rates, political or economic instability in the country in which the security's issuer is located, and the possible imposition of exchange controls or other laws or restrictions. In addition, foreign securities markets may be less liquid, more volatile and subject to less government supervision than those in the United States. Further, there is no guarantee that the economy or stock market of China will continue to grow as they have in the past, or that Greater China Growth Funds will benefit from such growth.

THE OPINIONS AND STATISTICS QUOTED IN THIS PUBLICATION ARE FROM SOURCES BELIEVED TO BE RELIABLE BUT CANNOT BE GUARANTEED AS TO ACCURACY OR CORRECTNESS.

                                   EV GREATER
                               CHINA GROWTH FUNDS

HOW THE EATON VANCE FUNDS WORK

While the allure of the greater China region is powerful, capturing the investment opportunity is challenging. The investment objective of EV Greater China Growth Funds is long-term capital appreciation through investment in the equity securities of companies that, in the opinion of the investment adviser, will benefit from the economic development and growth of China. The Funds invest in interests in the Greater China Growth Portfolio. The Portfolio invests primarily in equities of companies traded on the securities markets in the China region, consisting of Hong Kong, China (including the two stock exchanges in China itself), Singapore, South Korea, Indonesia, Taiwan, Malaysia, Thailand and the Philippines. It may invest in common and preferred stocks of companies that provide goods or services to, or from within, the People's Republic of China, or have manufacturing or other operations in China.

       "China is committed to a policy of growth and has ambitions to be a dominant economic power in Asia within a decade."
                           - Lloyd George Management

                                [Graphic Omitted]

HANDS-ON EXPERIENCE IN
THE CHINA REGION

To be successful, any international portfolio, be it a start-up portfolio or a billion-dollar institutional account, requires in-depth knowledge of markets, products, management styles and, to the extent possible, a keen sense of economic and political trends - past, current and future.

Lloyd George Management, the Portfolio's investment adviser, features a group of highly qualified and experienced investment professionals. Individually and collectively, they have extensive hands-on experience in securities markets around the world, including the management of several regional mutual funds focusing on emerging markets. There are relatively few advisers dedicated to the emerging markets of the China region.

Based in Hong Kong, and with offices in London and Mumbai (formerly Bombay), Lloyd George Management is ideally situated to monitor the pulse of the China region, select the securities for the Portfolio and manage its assets on a day-to-day basis.

A DIVERSE PORTFOLIO

                      TEN LARGEST HOLDINGS AS OF 7/31/96*

  Hutchinson Whampoa (Hong Kong) ...................................     5.2%
  Cheung Kong Holdings Ltd. (Hong Kong) ............................     5.0
  Hong Kong & Shanghai Banking Corp. (Hong Kong) ...................     4.8
  New World Development (Hong Kong) ................................     3.6
  Sun Hung Kai Properties Ltd. (Hong Kong) .........................     2.7
  Electricity Generating (Thailand) ................................     2.6
  Siam Commercial Bank (Thailand) ..................................     2.5
  National Mutual Ltd. (Hong Kong) .................................     2.4
  Korea Exchange Bank (Korea) ......................................     2.3
  Korea Electric Power Corp. (Korea) ...............................     2.2

* by market value

                        GEOGRAPHIC DISTRIBUTION 7/31/96*

  Hong Kong .......................................................    44.5%
  Thailand ........................................................    11.3
  Malaysia ........................................................    10.4
  Korea ...........................................................     7.9
  Singapore .......................................................     7.8
  Taiwan ..........................................................     6.7
  Philippines .....................................................     6.5
  Indonesia .......................................................     1.9
  China ...........................................................     0.9
  Cash & New Subscriptions ........................................     2.1

* by market value

                          SECTOR DISTRIBUTION 7/31/96*

  Industrial/Manufacturing ..........................................   24.1%
  Banks .............................................................   21.0
  Diversified Trading ...............................................   18.2
  Properties ........................................................   15.0
  Utilities .........................................................    4.6
  Telecommunications ................................................    4.4
  Transportation ....................................................    2.7
  Consumer/Retail ...................................................    2.4
  Other .............................................................    5.5
  Cash & New Subscriptions ..........................................    2.1

* by market value

THE BENEFITS OF GLOBAL INVESTING

When you invest globally, you diversify not just by industry and company, but also by country and continent. That added diversification can help reduce volatility and risk.

Growth opportunities are everywhere. There are a number of countries worldwide that are growing faster than the United States as a result of a much changed political landscape, falling trade barriers, increased foreign investment, and a freer flow of capital across once-restricted borders. As the global market continued to expand, the U.S. portion has continued to shrink from 70% of the world's total market capitalization in 1969 to 41% at the end of 1995.* To ignore non-U.S. markets is to ignore over half of the total world market.

The growth rates experienced by other countries are naturally reflected in the performance of their stock markets, whose returns have outpaced those of the U.S. over the last several years. As evidenced by the table, the United States stock market has not been the leader based on 10 year average annual returns ending December 31, 1995.

*Source: Morgan Stanley Capital International

AVERAGE ANNUAL STOCK MARKET RETURNS
FOR THE 10 YEARS ENDED DECEMBER 31, 1995

                    (horizontal bar chart)

                Hong Kong               23.83%
                Belgium                 20.67
                Singapore/Malaysia      20.21
                Sweden                  19.43
                Netherlands             19.33
                Switzerland             17.06
                France                  15.30
                United Kingdom          15.02
                United States           14.82
                Denmark                 13.70
                Japan                   12.82
                Germany                 10.66
                Italy                    7.78

Source: Lipper Analytical Services, Inc.

 "The World Bank forecasts that for the next decade Asia's developing economies will keep racing ahead by nearly 8% a year,
       on average-roughly three times the pace of GDP
           growth in the U.S., Europe and Japan."
                  -Fortune, October, 1995

GLOBAL MANAGEMENT - GLOBAL DISTRIBUTION
EATON VANCE IS THE FUNDS' SPONSOR AND ADMINISTRATOR

In 1992, Eaton Vance joined forces with Lloyd George Management to harness the investment potential of today's global markets.

With a history dating to 1924, Eaton Vance is a Boston-based investment management firm. Lloyd George Management is an international investment adviser with offices in Hong Kong, London and Mumbai.

Together, the firms manage over $18 billion in assets and offer individual and institutional investors a roster of mutual funds focusing on international equities, domestic equities, and on tax-free, government and corporate bonds.

Eaton Vance Distributors, Inc. markets these funds both within the United States and offshore.

IT PAYS TO SEEK PROFESSIONAL ADVICE

You have crucial investment goals - your children's education, retirement, financial independence. Or all three. Meeting those goals requires time, objectivity and investment savvy. Most people do not hesitate to consult a professional for advice in other important areas of their lives. With your financial future at stake, why not seek the help of a professional investment representative!

YOUR REPRESENTATIVE CAN HELP YOU CONSIDER SEVERAL FACTORS
BEFORE MAKING AN INVESTMENT RECOMMENDATION

* Short- and long-term financial goals   * Investment time frame
* Tolerance for investment risk          * Other investments you may already own

Your professional investment representative is knowledgeable about financial markets, as well as the wide range of investment opportunities available. Your representative can help you decide when to buy, sell or persevere with your investments. With your professional investment representative, you have someone you can depend on for tailored financial advice - today, tomorrow and in the years to come. Talk to your financial adviser to learn how you may benefit from Eaton Vance's overseas expertise.

SHAREHOLDER BENEFITS

* Investment minimum, $1,000; subsequent investments of  $50 or more.

* Dividends and capital gains distributions may be taken in cash, or reinvested at net asset value in additional shares automatically.

* Free exchange of your shares for those of other Eaton Vance Funds (with the same distribution plan) with the ease of a phone call. The exchange privilege may be changed or discontinued at any time.

* Bank draft investing for automatic monthly or quarterly investments from a bank checking account.

* Tax-sheltered retirement plans. Purchase shares of the Funds in an Individual Retirement Account, 401(k) Plan, Pension or Profit-Sharing Plan or a 403(b) Retirement Plan.

* Systematic withdrawal plans for automatic periodic withdrawals from a fund account.

  Please see a prospectus for more information about any of these services.

[Graphic Omitted]

ASK YOUR INVESTMENT ADVISER HOW EV TRADITIONAL, MARATHON, OR CLASSIC GREATER CHINA GROWTH FUND MIGHT FIT INTO YOUR PORTFOLIO.

  EV TRADITIONAL GREATER CHINA GROWTH FUND (EVCGX)     CUSIP: 277902201
  EV MARATHON GREATER CHINA GROWTH FUND (EMCGX)        CUSIP: 277902300
  EV CLASSIC GREATER CHINA GROWTH FUND (ECCGX)         CUSIP: 277902409

For more complete information about any of the EV Greater China Growth Funds or any other Eaton Vance Fund, including distribution plans, charges and expenses, please write or call your financial adviser for a prospectus, as well as for details of the performance of EV Traditional, Marathon or Classic Greater China Growth Fund. Read the prospectus(es) carefully before you invest or send money.

-------------------------------------------------------------------------------

(C) Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110

2-179-8/96                                                    CGCB

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV CLASSIC GREATER CHINA GROWTH FUND. The Fund currently seeks to achieve its investment objective by investing its assets in the Portfolio.


                              FEES AND EXPENSES


MANAGER
    As of August 31, 1996, the Fund had net assets of $18,802,394. For the fiscal years ended August 31, 1996 and August 31, 1995, Eaton Vance earned management fees of $50,917 and $57,931, respectively, (equivalent to 0.25% of the Fund's average daily net assets for each such year). For the period from the start of business, December 28, 1993, to the fiscal year ended August 31, 1994, Eaton Vance earned management fees of $32,972 (equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $127,542 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $152,748 and the Principal Underwriter received approximately $2,512 in CDSCs which were imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $2,909,000 (which amount was equivalent to 15.5% of the Fund's net assets on such day). During the fiscal year ended August 31, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $50,916, of which $42,059 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $1,475.00 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                             AGGREGATE        AGGREGATE       TOTAL COMPENSATION
                           COMPENSATION     COMPENSATION        FROM TRUST AND
  NAME                       FROM FUND     FROM PORTFOLIO        FUND COMPLEX
  ----                       ---------     --------------        ------------
  Hon. Edward K.Y. Chen ....   $--            $16,250              $ 16,850
  Donald R. Dwight .........    34               --                 142,500(2)
  Samuel L. Hayes, III .....    32              5,000               153,750(3)
  Norton H. Reamer .........    31               --                 142,500
  John L. Thorndike ........    32               --                 147,500
  Jack L. Treynor ..........    34               --                 147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER

    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN

    The Distribution Plan ("the Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily, the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. (For shares sold prior to January 30, 1995, Plan payments are as follows: the Principal Underwriter pays monthly sales commissions and service fee payments to Authorized Firms equivalent to approximately .75% and .25%, respectively, annualized of the assets maintained in the Fund by their customers beginning at the time of sale. No payments were made at the time of sale and there is no CDSC.)

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fees payable to Eaton Vance by the Fund and the administration fees payable to Eaton Vance by the Portfolio) resulting from the sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts therefore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. The Plan continues in effect through and including April 28, 1997, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, resulting in increased investment flexibility and advantages which have benefited and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 28, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on December 28, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/ or service fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                             VALUE OF A $1,000 INVESTMENT

                                            VALUE BEFORE      VALUE AFTER       TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC         DEDUCTING THE CDSC*
  INVESTMENT     INVESTMENT    AMOUNT OF        CDSC             CDSC*       --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/96       ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund          10/28/92      $1,000        $1,480.21        $1,480.21        48.02%        10.75%        48.02%        10.75%
1 Year
Ended
8/31/96            8/31/95      $1,000        $1,041.87        $1,031.87         4.19%         4.19%         3.19%         3.19%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
* No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 34.7% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. In addition, as of the same date, PaineWebber FBO World Development Foundation, Coral Gables, FL 33134-2129 was the record owner of approximately 8.5% of the outstanding shares. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[logo]

EV CLASSIC GREATER CHINA
GROWTH FUND


STATEMENT OF ADDITIONAL INFORMATION

JANUARY 1, 1997




EV CLASSIC GREATER CHINA
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110
--------------------------------------------------------------------------------


SPONSOR AND MANAGER OF EV CLASSIC GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited,
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01586-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                         C-CGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          January 1, 1997


                    EV MARATHON GREATER CHINA GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides general information about EV Marathon Greater China Growth Fund (the "Fund"), Greater China Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II, that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                    PART I

Additional Information about Investment Policies .................         1
Investment Restrictions ..........................................         3
Trustees and Officers ............................................         6
Management of the Fund ...........................................         8
Custodian ........................................................        11
Service for Withdrawal ...........................................        12
Determination of Net Asset Value .................................        12
Investment Performance ...........................................        13
Taxes ............................................................        14
Portfolio Security Transactions ..................................        16
Other Information ................................................        17
Independent Certified Public Accountants .........................        18
Financial Statements .............................................        19
Appendix A -- China Region Countries .............................        20
Appendix B -- Statistical Information ............................        26

                                   PART II

Fees and Expenses ................................................       a-1
Principal Underwriter ............................................       a-2
Distribution Plan ................................................       a-2
Performance Information ..........................................       a-4
Control Persons and Principal Holders of Securities ..............       a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON GREATER CHINA GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GREATER CHINA GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV MARATHON GREATER CHINA GROWTH FUND. The Fund currently seeks to achieve its investment objective by investing its assets in the Portfolio.

                              FEES AND EXPENSES

MANAGER
    As of August 31, 1996, the Fund had net assets of $284,574,696. For the fiscal years ended August 31, 1996, 1995 and 1994, Eaton Vance earned management fees of $782,873, $876,239 and $698,780, respectively (equivalent to 0.25% of the Fund's average daily net assets for each such year).

DISTRIBUTION PLAN
    1996, the Principal Underwriter paid to Authorized Firms sales commissions of $533,818 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $2,348,619 and the Principal Underwriter received approximately $2,462,891 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $10,789,000 (which amount was equivalent to 3.8% of the Fund's net assets on such day). During the fiscal year ended August 31, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating $693,928, of which $687,456 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $17,465.00 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and of the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1) :

                               AGGREGATE       AGGREGATE      TOTAL COMPENSATION
                              COMPENSATION    COMPENSATION      FROM TRUST AND
  NAME                         FROM FUND     FROM PORTFOLIO      FUND COMPLEX
  ----                         ---------     --------------      ------------
  Hon. Edward K.Y. Chen .....      $--           $16,250           $ 16,850
  Donald R. Dwight ..........       687             --              142,500(2)
  Samuel L. Hayes, III ......       632            5,000            153,750(3)
  Norton H. Reamer ..........       628             --              142,500
  John L. Thorndike .........       636             --              147,500
  Jack L. Treynor                   681             --              147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the Fund's Distribution Plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.

    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter less all amounts theretofore paid or payable to the Principal Underwriter by the Adviser in consideration of the former's distribution efforts, will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fees payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial shareholder (Eaton Vance) and by the Board of Trustees of the Trust, as required by Rule 12b-1. The Plan continues in effect through and including April 28, 1997, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by a vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of the Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, resulting in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund from October 28, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on June 7, 1993 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and/ or service fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                         VALUE OF A $1,000 INVESTMENT

                                         VALUE OF INVEST-  VALUE OF INVEST-
                                         MENT BEFORE DE-    MENT AFTER DE-       TOTAL RETURN BEFORE         TOTAL RETURN AFTER
                                           DUCTING THE       DUCTING THE         DEDUCTING THE CDSC          DEDUCTING THE CDSC*
 INVESTMENT   INVESTMENT    AMOUNT OF        CDSC              CDSC*          ------------------------    ------------------------
   PERIOD        DATE       INVESTMENT     ON 8/31/96        ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
   ------        ----       ----------     ----------        ----------      ----------    ----------    ----------    ----------
Life of the
Fund           10/28/92       $1,000        $1,507.72        $1,477.72          50.77%        11.28%        47.77%        10.70%
1 Year Ended
8/31/96         8/31/95       $1,000        $1,047.09        $  997.09           4.71%         4.71%       - 0.29%       - 0.29%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
* No CDSC is imposed on certain redemptions. See the Fund's current
  Prospectus.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 32.9% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
================
    Mutual Funds
----------------------------------------------------------------------------

EV MARATHON

GREATER CHINA

GROWTH FUND



STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997



EV MARATHON GREATER
CHINA GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV MARATHON GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

                                                                        M-CGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997

                   EV TRADITIONAL GREATER CHINA GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides general information about EV Traditional Greater China Growth Fund (the "Fund"), Greater China Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). Part II provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II, that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS
                                                                       Page
                                    PART I
Additional Information about Investment Policies ..................      1
Investment Restrictions ...........................................      3
Trustees and Officers .............................................      6
Management of the Fund ............................................      8
Custodian .........................................................     11
Service for Withdrawal ............................................     12
Determination of Net Asset Value ..................................     12
Investment Performance ............................................     13
Taxes .............................................................     14
Portfolio Security Transactions ...................................     16
Other Information .................................................     17
Independent Certified Public Accountants ..........................     18
Financial Statements ..............................................     19
Appendix A -- China Region Countries ..............................     20
Appendix B -- Statistical Information .............................     26

                                   PART II
Fees and Expenses .................................................    a-1
Services for Accumulation .........................................    a-1
Principal Underwriter .............................................    a-2
Distribution Plan .................................................    a-3
Performance Information ...........................................    a-4
Control Persons and Principal Holders of Securities ...............    a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL GREATER CHINA GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GREATER CHINA GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL GREATER CHINA GROWTH FUND. On December 17, 1993, the Fund changed its name from Eaton Vance Greater China Growth Fund to EV Traditional Greater China Growth Fund. The Fund currently seeks to achieve its investment objective by investing its assets in the Portfolio.

                              FEES AND EXPENSES
MANAGER
    As of August 31, 1996, the Fund had net assets of $205,476,253. For the fiscal years ended August 31, 1996, 1995 and 1994, Eaton Vance earned management fees of $577,521, $674,475 and $674,153, respectively, (equivalent to 0.25% of the Fund's average daily net assets for each such year).

DISTRIBUTION PLAN
    During the fiscal year ended August 31, 1996, the Fund paid distribution fees under the Plan to the Principal Underwriter aggregating $594,493. During the fiscal year ended August 31, 1996, the Fund made service fee payments under the Plan aggregating $555,879, of which $530,358 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $13,822.50 for repurchase transactions handled by the Principal Underwriter.

    The total sales charges for sales of shares of the Fund for the fiscal years ended August 31, 1996, 1995 and 1994 were $444,518, $753,142, and
$7,694,629, respectively, of which $67,118, $120,206 and $1,213,734, respectively, was received by the Principal Underwriter and Authorized Firms received $377,400, $632,936 and $6,480,894, respectively.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                               ESTIMATED      ESTIMATED
                               AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION     FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                         ------------  --------------   ------------------
Hon. Edward K. Y. Chen ....      $--           $16,250          $ 16,850
Donald R. Dwight ..........       687            --              142,500(2)
Samuel L. Hayes, III ......       632            5,000           153,750(3)
Norton H. Reamer ..........       627            --              142,500
John L. Thorndike .........       636            --              147,500
Jack L. Treynor ...........       682            --              147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                          SERVICES FOR ACCUMULATION

    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as investment adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $80,000 in the Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested) which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.


                            PRINCIPAL UNDERWRITER
   Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Fund's current Prospectus (see "How to Buy Fund Shares"). Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.

    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company. Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the Distribution Agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the Fund's current Prospectus for the discounts allowed to Authorized Firms on the sale of Fund shares. The Principal Underwriter may allow, upon notice to all Authorized Firms, with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. For the amount of sales charges for sales of Fund shares paid to the Principal Underwriter (and Authorized Firms), see "Fees and Expenses" in this Part II.

                              DISTRIBUTION PLAN

    As described in the Prospectus, in addition to the fees and expenses described herein, the Fund finances distribution activities and bears expenses associated with the distribution of its shares and the provision of certain personal and account maintenance services to shareholders pursuant to a distribution plan designed to meet the requirements of Rule 12b-1 under the 1940 Act (the "Plan").


    Pursuant to such Rule, the Plan has been approved by the sole initial shareholder of the Fund and by the Board of Trustees of the Trust (including a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan). Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan remains in effect through April 28, 1997 and from year to year thereafter, provided such continuance is approved at least annually by a vote of the Board of Trustees and by a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of the Fund. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of shares of the Fund. The quarterly service fee paid by the Fund under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.


                           PERFORMANCE INFORMATION
    The table below indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 28, 1992 through August 31, 1996 and for the one-year period ended August 31, 1996.

                                              VALUE OF $1,000 INVESTMENT
                                                                                 TOTAL RETURN                  TOTAL RETURN
                                                                              EXCLUDING MAXIMUM             INCLUDING MAXIMUM
                                                            VALUE OF             SALES CHARGE                  SALES CHARGE
       INVESTMENT           INVESTMENT      AMOUNT OF      INVESTMENT    ----------------------------  ----------------------------
         PERIOD                DATE        INVESTMENT**    ON 8/31/96     CUMULATIVE     ANNUALIZED     CUMULATIVE     ANNUALIZED
       ----------           ----------     ----------      ----------    -------------  -------------  -------------  -------------
Life of the Fund*            10/28/92        $952.38        $1,440.34       51.24%         11.38%         44.03%          9.97%
1 Year Ended
  8/31/96                     8/31/95        $952.47        $1,002.67        5.27%          5.27%          0.27%          0.27%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

------------
 *Investment operations began on October 28, 1992.
**Investment less the current maximum sales charge of 4.75%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 35.1% of the outstanding shares, which it held on behalf of its customers who are the beneficial owners of such shares, and as to which they had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                                                                          [logo]
EV TRADITIONAL

GREATER CHINA

GROWTH FUND



STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997





EV TRADITIONAL GREATER CHINA
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


SPONSOR AND MANAGER OF EV TRADITIONAL GREATER CHINA GROWTH FUND
ADMINISTRATOR OF GREATER CHINA GROWTH PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110


ADVISER OF GREATER CHINA GROWTH PORTFOLIO
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                         T-CGSAI

                                    PART B

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                         STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                         January 1, 1997


                            EV CLASSIC GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic Growth Fund (the "Fund"), Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".
------------------------------------------------------------------------------


                              TABLE OF CONTENTS
                                    PART I

Additional Information about Investment Policies ................      1
Investment Restrictions .........................................      3
Trustees and Officers ...........................................      4
Investment Adviser and Administrator ............................      6
Custodian .......................................................      9
Service for Withdrawal ..........................................      9
Determination of Net Asset Value ................................      9
Investment Performance ..........................................     10
Taxes ...........................................................     11
Portfolio Security Transactions .................................     13
Other Information ...............................................     15
Independent Accountants .........................................     16
Financial Statements ............................................     16

                                   PART II
Fees and Expenses ...............................................    a-1
Principal Underwriter ...........................................    a-2
Distribution Plan ...............................................    a-2
Performance Information .........................................    a-4
Control Persons and Principal Holders of Securities .............    a-4
------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF EV CLASSIC GROWTH FUND DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                       STATEMENT OF ADDITIONAL INFORMATION
                                     PART I


    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
FOREIGN SECURITIES. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the United States securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Furthermore, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FOREIGN CURRENCY TRANSACTIONS. Because investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and because assets of the Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

SPECIAL RISKS ASSOCIATED WITH CURRENCY TRANSACTIONS. Transactions in forward contracts are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

    Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which the Portfolio's trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolio from responding to such events in a timely manner.

    Settlements of over-the-counter forward contracts or of the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

    Unlike currency futures contracts and exchange-traded options, forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Securities and Exchange Commission (the "Commission"). To the contrary, such instruments are traded through financial institutions acting as market-makers. In an over-the-counter trading environment, many of the protections associated with transactions on exchanges will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. There is no limit on the amount of potential losses on forward contracts to which the Portfolio is a party.

    In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contacts, and the Portfolio may be unable to close out forward contracts entered into until their exercise, expiration or maturity. This in turn could limit the Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

    Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. The Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by an Adviser.

FUTURES CONTRACTS ON STOCK INDICES. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. This loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio's assets. During periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. Certain provisions of the Code limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company ("RIC") for federal income tax purposes.

    To the extent that the Portfolio enters into futures contracts and options thereon traded on an exchange regulated by the Commodity Futures Trading Commission (the "CFTC"), in each case that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the liquidation value of the Portfolio's investments, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into.

ASSET COVERAGE REQUIREMENTS. Transactions using forward contracts, futures contracts and options thereon (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, forward contracts or futures contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.


    Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding futures contract or option is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


    The Portfolio may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Investment Adviser determined that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater then the risks associated with trading on CFTC-regulated exchanges.


REPURCHASE AGREEMENTS. The Portfolio may purchase U.S. Government securities and concurrently enter into repurchase agreements with the seller under which the seller agrees to repurchase such securities at the Portfolio's cost plus interest within a specified time (normally one day). While repurchase agreements involve certain risks not associated with direct investments in U.S. Government securities, the Portfolio follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized banks. In addition, the Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling bank, the Portfolio will seek to liquidate such collateral. However, the exercise of the Portfolio's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


                             INVESTMENT RESTRICTIONS
    The following investment restrictions of the Fund and the Portfolio are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's or Portfolio's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund or the Portfolio, as the case may be, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund or investors of the Portfolio. Neither the Fund nor the Portfolio may:

    (1) With respect to 75% of its total assets, purchase the securities of any issuer if such purchase at the time thereof would cause more than 5% of its total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the total voting securities of such issuer to be held by the Fund or Portfolio, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;


    (2) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

    (4) Underwrite or participate in the marketing of securities of others;

    (5) Make an investment in any one industry if such investment would cause investments in such industry to exceed 25% of the Fund's total assets, at market value at the time of such investment (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities);

    (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

    (7) Purchase or sell commodities or commodity contracts for the purchase or sale of physical commodities; or

    (8) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments (b) entering into repurchase agreements or (c) lending portfolio securities.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.


    The Fund will not issue bonds, debentures or senior equity securities, and this policy will not be changed unless authorized by a vote of the shareholders of the Fund.


    The Fund and the Portfolio have each adopted the following investment policies which may be changed by the Trust with respect to the Fund without approval by the Fund's shareholders or by the Portfolio with respect to the Portfolio without approval by the Fund or its other investors. As a matter of nonfundamental policy, the Fund and the Portfolio will not: (a) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or trustee of the Trust or the Portfolio or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value); (b) sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions; or
(c) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                              TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's investment adviser, Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of BMR's and Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Trust, the Portfolio, BMR, Eaton Vance, EVC or EV, are indicated by an asterisk (*).

                     TRUSTEES OF THE TRUST AND THE PORTFOLIO
JAMES B. HAWKES (55), President and Trustee*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc. since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director of Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                     OFFICERS OF THE TRUST AND THE PORTFOLIO
M. DOZIER GARDNER (63), Vice President
Executive Vice President of BMR, Eaton Vance, EVC and EV, and Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM D. BURT (58), Vice President
Vice President of Eaton Vance, BMR and EV since November 1994; formerly Vice
  President of The Boston Company (1990-1994). Mr. Burt was elected Vice President of the Trust on June 19, 1995.

BARCLAY TITTMANN (64), Vice President
Vice President of Eaton Vance, BMR and EV since October 1993; formerly Vice
  President of Invesco Management and Research (1970-1993). Mr. Tittmann was elected Vice President of the Trust on June 19, 1995.

THOMAS E. FAUST, JR. (38), Vice President of the Portfolio
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Faust was elected Vice President of the Portfolio on March 18, 1996.

JAMES L. O'CONNOR (51), Treasurer
Vice President of BMR, Eaton Vance, and EV. Officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM J. AUSTIN, JR. (45), Assistant Treasurer
Assistant Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of BMR, Eaton Vance, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust and the Portfolio on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoades. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust and the Portfolio on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the Investment Company Act of 1940, as amended ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Trust and of the Portfolio.

    Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in the Fund's Part II.


                      INVESTMENT ADVISER AND ADMINISTRATOR
    The Portfolio engages BMR as its investment adviser pursuant to an Investment Advisory Agreement dated August 1, 1994. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.


    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of its clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.


    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experienced team of investment professionals that began working together in the mid-1980s. Lloyd George's staff includes 11 highly qualified investment professionals who manage U.S. $1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your "short-term" and "long-term" financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commissions, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interests in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registrations of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio, (xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officers and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus.

INVESTMENT ADVISER
    As of August 31, 1996, the Portfolio had net assets of $146,731,890. For the fiscal year ended August 31, 1996, the Portfolio paid BMR advisory fees of $897,686 (equivalent to 0.625% of the Portfolio's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Portfolio paid BMR advisory fees of $786,194 (equivalent to 0.625% of the Portfolio's average daily net assets for such year). For the period from the Portfolio's start of business, August 2, 1994 to the fiscal year ended August 31, 1994, the Portfolio paid BMR advisory fees of $64,233 (equivalent to 0.61% (annualized) of the Portfolio's average daily net assets for such period).

    The Investment Advisory Agreement with BMR remains in effect until February 28, 1997. It may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.


    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Trust under the 1940 Act, (iii) commissions, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor,
(x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Trust to indemnify its Trustees and officers with respect thereto, to the extent not covered by insurance.

    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR and Eaton Vance are both Massachusetts business trusts, and EV is the trustee of BMR and Eaton Vance. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is Vice Chairman and Mr. Hawkes is president and chief executive officer, of EVC, BMR, Eaton Vance and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Clay, Gardner, Hawkes and Otis, who are officers or Trustees of the Trust and the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Austin, Burt, Faust, Murphy, O'Connor, Tittmann and Woodbury, and Ms. Sanders are officers of the Trust and the Portfolio and all are also members of the BMR, Eaton Vance and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.

    Eaton Vance owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all of the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal mining, venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.


    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.


                                    CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund, and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio. IBT charges fees which are believed to be competitive within the industry. A portion of the fee relates to custody, bookeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or the Portfolio and IBT under the 1940 Act.

    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.

                             SERVICE FOR WITHDRAWAL
    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. Either the shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                        DETERMINATION OF NET ASSET VALUE
    The net asset value of the shares of the Fund is determined by IBT (as agent and custodian for the Fund) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The Fund and the Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represents that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

                             INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and, if necessary, annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order, or
(ii) a complete redemption of the investment and, if applicable, the deduction of any CDSC at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in the Fund's Part II.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic securities indices, for example:
Standard & Poor's 400 Stock Index, Standard & Poor's 500 Stock Index, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, and the Dow Jones Industrial Average. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including any other investment companies. From time to time, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/ Wiesenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and material furnished to present and prospective investors.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations, (e.g., Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch, Pierce, Fenner & Smith, Inc., Bloomberg, L.P., Dow Jones & Company, Inc., and The Federal Reserve Board) or included in various publications (e.g., The Wall Street Journal, Barron's and The Decade:
Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g., common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- costs associated with aging parents;

    -- funding a college education (including its actual and estimated cost);

    -- health care expenses (including actual and projected expenses);

    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                                      TAXES
    See "Distributions and Taxes" in the Fund's current Prospectus.


    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified, and intends to qualify each year as a RIC under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax to the Fund. The Fund so qualified for its fiscal year ended August 31, 1996 (see the Notes to the Financial Statements incorporated by reference into this Statement of Additional Information). Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, and at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Certain foreign exchange gains and losses realized by the Portfolio in connection with investments in foreign securities and forward contracts may be treated as ordinary income and losses under special tax rules. Certain forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts generally will be treated as ordinary income or loss. Certain options and futures contracts are also subject to these mark to market rules, except that gains or losses on these contracts, in connection with a marking to market or an actual disposition, will generally be treated as 60% long-term and 40% short-term capital gain or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles", which are subject to tax rules that may cause deferral of Portfolio losses, adjustments in the holding periods of Portfolio securities, and other changes in the short-term or long-term characterization of capital gains and losses, the effect of which may be to change the amount, timing and character of the Fund's distributions to shareholders. The Portfolio intends to limit its options and futures transactions and its activities in foreign currency and related forward contracts to the extent necessary to preserve the Fund's ability to qualify as a RIC.


    The Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of the Fund, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund will consist of securities issued by foreign corporations, the Fund will not be eligible to pass through to shareholders their proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, foreign taxes paid by the Portfolio and allocated to the Fund. Certain uses of foreign currency and investments by the Portfolio in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC and/or to avoid imposition of a tax on the Fund.


    A portion of distributions made by the Fund which are derived from dividends received by the Portfolio from domestic corporations and allocated to the Fund may qualify for the dividends-received deduction for corporations. The dividends-received deduction for corporate shareholders is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares or increase liability, if any, for the corporate alternative minimum tax.

    Distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital losses carried forward from prior years) earned by the Portfolio and allocated to the Fund are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions declared in October, November or December and paid the following January will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares of the Fund with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are acquired (whether through reinvestment of dividends or otherwise) within a period beginning 30 days before and ending 30 days after the date of such redemption or other disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.


    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans and persons investing through IRAs or such plans should consult their tax advisers for more information.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges) at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                         PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions of the Portfolio, including the selection of the market and the broker-dealer firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the security transactions of the Portfolio and of all other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of the overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which these broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places the Portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that BMR shall use its best efforts to seek to execute Portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate in a manner it deems equitable portfolio security transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. However, there may be instances when the Portfolio will not participate in a securities transaction that is allocated among other accounts. While there procedures could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits available from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    For the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $231,498 on portfolio security transactions, of which approximately $203,868 was paid in respect of portfolio security transactions aggregating approximately $143,902,804 to firms which provided some Research Services to Eaton Vance. For the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $272,785 on portfolio security transactions, of which approximately $221,260 was paid in respect of portfolio security transactions aggregating approximately $140,204,754 to firms which provided some Research Services to Eaton Vance. For the period from the Portfolio's start of business, August 2, 1994 to the fiscal year ended August 31, 1994, the Portfolio paid brokerage commissions of $33,546 on portfolio security transactions, of which approximately $27,546 was paid in respect of portfolio security transactions aggregating approximately $13,421,460 to firms which provided some Research Services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                                OTHER INFORMATION
    On August 18, 1992, the Trust changed its name from Eaton Vance Growth Fund to Eaton Vance Growth Trust. The Trust is a Massachusetts business trust established in 1989 as the successor to Eaton Vance Growth Fund, Inc., a Massachusetts corporation. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of applicable federal laws or regulations. The Trust's By-laws provide that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is extremely remote.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                             INDEPENDENT ACCOUNTANTS
    Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, are the independent accountants for the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission.

                              FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Coopers & Lybrand L.L.P., independent certified public accountants, as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and the Portfolio listed below for the fiscal year ended August 31, 1996 as previously filed electronically with the Commission:

                             EV Classic Growth Fund
                                Growth Portfolio
                      (Accession No. 0000950156-96-000844)

                             EV Marathon Growth Fund
                                Growth Portfolio
                      (Accession No. 0000950156-96-000843)

                           EV Traditional Growth Fund
                                Growth Portfolio
                      (Accession No. 0000950156-96-000841)

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC GROWTH FUND. The Fund became a series of the Trust on July 27, 1994.

                              FEES AND EXPENSES

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1996 and for the period from the start of business, November 7, 1994, to the fiscal year ended August 31, 1995, $45,088 and $44,320, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $4,672 on sales of Fund shares. During the same period, the Fund paid sales commission payments under the Plan to the Principal Underwriter aggregating $6,524 and the Principal Underwriter received approximately $262 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $134,817 (which amount was equivalent to 13.9% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $2,175, of which $548 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $10.00 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION      FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO        FUND COMPLEX
----                         ------------  --------------    ------------------
Donald R. Dwight ..........     -- 0 --        $1,542(2)         $142,500(4)
Samuel L. Hayes, III ......     -- 0 --         1,687(3)          153,750(5)
Norton H. Reamer ..........     -- 0 --         1,645             142,500
John L. Thorndike .........     -- 0 --         1,729             147,500
Jack L. Treynor ...........     -- 0 --         1,683             147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN
    The Distribution Plan ("the Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Classic Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan. (For shares sold prior to January 30, 1995, Plan payments are as follows: the Principal Underwriter pays monthly sales commissions and service fee payments to Authorized Firms equivalent to approximately .75% and .25%, respectively, annualized of the assets maintained in the Fund by their customers beginning at the time of sale. No payments were made at the time of sale and there is no CDSC.)

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions, distribution fees and service fees to the Principal Underwriter which may by equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter under the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust as required by Rule 12b-1. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1, 5 and 10 year periods ended August 31, 1996. The total return for the period prior to the Fund's commencement of operations on November 7, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                             VALUE OF A $1,000 INVESTMENT


                                   VALUE BEFORE      VALUE AFTER     TOTAL RETURN BEFORE DEDUCTING    TOTAL RETURN AFTER DEDUCTING
                                  DEDUCTING THE     DEDUCTING THE               THE CDSC                       THE CDSC*
   INVESTMENT      INVESTMENT        CDSC ON           CDSC* ON      ------------------------------  ------------------------------
     PERIOD           DATE           8/31/96           8/31/96         CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
----------------  -------------  ----------------  ----------------  ---------------  -------------  ---------------  -------------
10 Years
Ended
08/31/96            08/31/86        $2,551.79         $2,551.79          155.18%          9.82%          155.18%          9.82%
5 Years
Ended
08/31/96            08/31/91        $1,473.28         $1,473.28           47.33%          8.06%           47.33%          8.06%
1 Year
Ended
08/31/96**          08/31/95        $1,116.84         $1,106.84           11.68%         11.68%           11.68%         11.68%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 *No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
**If a portion of the expenses related to the operation of the Fund had not been allocated to Eaton Vance, the Fund would have had lower returns.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As of November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Eaton Vance owned 13.38% of the outstanding shares of the Fund; Eaton Vance is a Massachusetts business trust and a wholly-owned subsidiary of EVC. In addition, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names: Frontier Trust Co., FBO Guthy Renker Corporation, 401(k) Savings & Retirement Plan, c/o The Barclay Group, Ambler, PA (17.64%); Frontier Trust Co., FBO Alliance Systems, Inc., 401(k) Savings and Retirement Plan, c/o The Barclay Group, Ambler, PA (13.26%); Frontier Trust Co., FBO Mindich Enterprise, 401(k) Savings & Retirement Plan, c/o The Barclay Group, Ambler, PA (11.06%); and Painewebber FBO Marshall E. Bein, M.D., Weehawken, NJ (6.64%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[logo]

EV CLASSIC GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF

ADDITIONAL INFORMATION


JANUARY 1, 1997






EV CLASSIC
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand LLP, One Post Office Square, Boston, MA 02109


                                                                        C-CFSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                      STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                      January 1, 1997


                           EV MARATHON GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon Growth Fund (the "Fund"), Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".
------------------------------------------------------------------------------


                              TABLE OF CONTENTS

                                    PART I

Additional Information about Investment Policies ...................      1
Investment Restrictions ............................................      3
Trustees and Officers ..............................................      4
Investment Adviser and Administrator ...............................      6
Custodian ..........................................................      9
Service for Withdrawal .............................................      9
Determination of Net Asset Value ...................................      9
Investment Performance .............................................     10
Taxes ..............................................................     11
Portfolio Security Transactions ....................................     13
Other Information ..................................................     15
Independent Accountants ............................................     16
Financial Statements ...............................................     16

                                   PART II
Fees and Expenses ..................................................    a-1
Principal Underwriter ..............................................    a-2
Distribution Plan ..................................................    a-2
Performance Information ............................................    a-4
Control Persons and Principal Holders of Securities ................    a-4
---------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF EV MARATHON GROWTH FUND DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON GROWTH FUND. The Fund became a series of the Trust on July 27, 1994.

                              FEES AND EXPENSES


ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this Statement of Additional Information, the Administrator currently receives no compensation for providing administrative services to the Fund. For the fiscal year ended August 31, 1996 and for the period from the start of business, September 13, 1994, to the fiscal year ended August 31, 1995, $65,405 and $46,134, respectively, of the Fund's operating expenses were allocated to the Administrator.

DISTRIBUTION PLAN
    During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $27,085 on sales of Fund shares. During the same period, the Fund made sales commission and distribution fee payments under the Plan to the Principal Underwriter aggregating $36,379 and the Principal Underwriter received approximately $22,219 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $172,156 (which amount was equivalent to 2.3% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fee payments under the Plan aggregating $3,196, of which $3,126 was paid or payable to Authorized Firms and the balance of which was retained by the Principal Underwriter.


PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $136.00 for repurchase transactions handled.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                               AGGREGATE      AGGREGATE      TOTAL COMPENSATION
                             COMPENSATION   COMPENSATION       FROM TRUST AND
NAME                           FROM FUND   FROM PORTFOLIO       FUND COMPLEX
----                         ------------  --------------    ------------------
Donald R. Dwight ..........      $-0-          $1,542(2)        $142,500(4)
Samuel L. Hayes, III ......       -0-           1,687(3)         153,750(5)
Norton H. Reamer ..........       -0-           1,645            142,500
John L. Thorndike .........       -0-           1,729            147,500
Jack L. Treynor ...........       -0-           1,683            147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN
    The Distribution Plan ("the Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.


    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this
Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio) resulting from sale of Fund shares and through the amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust as required by Rule 12b-1. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1, 5 and 10 year periods ended August 31, 1995. The total return for the period prior to the Fund's commencement of operations on September 13, 1994 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                             VALUE OF A $1,000 INVESTMENT

                                        VALUE BEFORE      VALUE AFTER         TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                        DEDUCTING THE    DEDUCTING THE         DEDUCTING THE CDSC           DEDUCTING THE CDSC*
      INVESTMENT          INVESTMENT       CDSC ON          CDSC* ON       --------------------------    --------------------------
        PERIOD               DATE          8/31/96          8/31/96         CUMULATIVE     ANNUALIZED     CUMULATIVE    ANNUALIZED
----------------------    ----------    -------------    --------------    ------------    ----------    -------------   ----------
10 Years ended
8/31/96                    8/31/86        $2,631.94        $2,631.94         $163.19         10.16%        163.19%        10.16%
5 Years ended
8/31/96                    8/31/91        $1,519.56        $1,499.56          51.96%          8.73%         51.96%         8.73%
1 Year ended
8/31/96**                  8/31/95        $1,147.52        $1,097.52          14.75%         14.75%         14.75%        14.75%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 * No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
** If a portion of the expenses related to the operation of the Fund had not been allocated to Eaton Vance, the Fund would have had lower returns.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 18.33% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[logo]

EV MARATHON GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF

ADDITIONAL INFORMATION


JANUARY 1, 1997




EV MARATHON
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand LLP, One Post Office Square, Boston, MA 02109


                                                                         M-GFSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997


                          EV TRADITIONAL GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I contains information that relates generally to EV Traditional Growth Fund (the "Fund"), Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") contains information that relates specifically to the Fund. Where appropriate Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI".

                              TABLE OF CONTENTS

                                                                          Page
                                    PART I
Additional Information about Investment Policies .......................    1
Investment Restrictions ................................................    3
Trustees and Officers ..................................................    4
Investment Adviser and Administrator ...................................    6
Custodian ..............................................................    9
Service for Withdrawal .................................................    9
Determination of Net Asset Value .......................................    9
Investment Performance .................................................   10
Taxes ..................................................................   11
Portfolio Security Transactions ........................................   13
Other Information ......................................................   15
Independent Accountants ................................................   16
Financial Statements ...................................................   16

                                   PART II
Fees and Expenses ......................................................  a-1
Services for Accumulation ..............................................  a-2
Principal Underwriter ..................................................  a-2
Service Plan ...........................................................  a-3
Performance Information ................................................  a-4
Control Persons and Principal Holders of Securities ....................  a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF EV TRADITIONAL GROWTH FUND DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II


    This Part II provides information about EV TRADITIONAL GROWTH FUND. On July 27, 1994 the Fund changed its name from Eaton Vance Growth Fund to EV Traditional Growth Fund.

                              FEES AND EXPENSES
INVESTMENT ADVISER
    Prior to the close of business on August 1, 1994 (when the Fund transferred substantially all of its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund retained Eaton Vance as its investment adviser. For the period from September 1, 1993 to August 1, 1994, the Fund paid Eaton Vance advisory fees of $777,308 (equivalent to 0.63% (annualized) of the Fund's average daily net assets for such period).

SERVICE PLAN
    During the fiscal year ended August 31, 1996, the Fund made service fee payments under the Plan aggregating $122,884, of which $76,642 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The total sales charges for sales of shares of the Fund during the fiscal years ended August 31, 1996, 1995 and 1994, were $17,636, $24,651 and $61,320, respectively, of which $2,826, $3,924 and $7,156, respectively, was received by the Principal Underwriter. For the fiscal years ended August 31, 1996, 1995 and 1994, Authorized Firms received $14,810, $20,727 and $54,164, respectively, from the total sales charges.

    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the fiscal year ended August 31, 1996, the Fund paid the Principal Underwriter $634.00 for repurchase transactions handled by the Principal Underwriter (being $2.50 for each repurchase transaction handled by the Principal Underwriter).

BROKERAGE COMMISSIONS
    During the period from September 1, 1993 to August 1, 1994 (when the Fund transferred its assets to the Portfolio in exchange for an interest in the Portfolio), the Fund paid brokerage commissions of $275,173 on portfolio security transactions, of which approximately $261,973 was paid in respect of portfolio security transactions aggregating approximately $174,390,224 to firms which provided some Research Services to Eaton Vance. During the fiscal year ended August 31, 1993 the Fund paid brokerage commissions of $279,600 on portfolio security transactions, of which approximately $258,744 was paid in respect of portfolio security transactions aggregating approximately $172,838,057 to firms which provided some research services to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Fund and the Portfolio, and, for the year ended September 30, 1996, earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex (1):

                                              AGGREGATE
                               AGGREGATE    COMPENSATION   TOTAL COMPENSATION
                             COMPENSATION       FROM         FROM TRUST AND
NAME                           FROM FUND      PORTFOLIO       FUND COMPLEX
----                         ------------   ------------   ------------------
Donald R. Dwight ..........      $687          $1,542(2)       $142,500(4)
Samuel L. Hayes, III ......       632           1,687(3)        153,750(5)
Norton H. Reamer ..........       628           1,645           142,500
John L. Thorndike .........       636           1,729           147,500
Jack L. Treynor ...........       681           1,683           147,500

----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $578 of deferred compensation.
(3) Includes $570 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

                          SERVICES FOR ACCUMULATION


    The following services are voluntary, involve no extra charge other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.


Intended Quantity Investment--Statement of Intention. If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation--Cumulative Quantity Discount. The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the current Prospectus of the Fund for which Eaton Vance acts as adviser or administrator at the time of purchase. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $80,000 in EV Traditional Investors Fund, and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested) which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Fund's current Prospectus. Shares purchased (i) by an individual, his spouse and their children under the age of twenty-one, and
(ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or his Authorized Firm must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Corfirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER

    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

    The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage (sales charge) depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of the Fund alone or in combination with purchases of the other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account.


    The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with first purchase pursuant to a written Statement of Intention, in the form provided by the Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares of the Fund may also be sold at net asset value to registered representatives and employees of certain Authorized Firms and to such persons' spouses and children under the age of 21 and their beneficial accounts.

    The Trust reserves the right to suspend or limit the offering of shares of the Fund to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the distribution agreement with the Trust on behalf of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms or investors and other selling literature and of advertising are borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The distribution agreement is renewable annually by the Board of Trustees of the Trust (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Firms. See "How to Buy Fund Shares" in the current Prospectus for the discounts allowed to Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

                                 SERVICE PLAN

    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") designed to meet the service fee requirements of the revised sale charge rule of the National Association of Securities Dealers, Inc. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect from year to year provided such continuance is approved by a vote of both a majority of (i) the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Non-interested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Non-interested Trustees or by vote of a majority of the outstanding voting securities of the Fund. Pursuant to the Rule, the Plan has been approved by the Board of Trustees of the Trust, including the Non-interested Trustees.

    Under the Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholder. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.

                           PERFORMANCE INFORMATION

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the ten, five and one year periods ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                                                             TOTAL RETURN                    TOTAL RETURN
                                                       VALUE OF         EXCLUDING SALES CHARGE          INCLUDING SALES CHARGE
    INVESTMENT        INVESTMENT      AMOUNT OF       INVESTMENT     ----------------------------    ----------------------------
      PERIOD             DATE        INVESTMENT*      ON 8/31/96      CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
---------------------------------------------------------------------------------------------------------------------------------
10 Years Ended
8/31/96                8/31/86         $951.99        $2,532.72        166.04%          10.28%         153.27%           9.74%
5 Years Ended
8/31/96                8/31/91         $952.65        $1,463.29         53.60%           8.96%          46.33%           7.91%
1 Year Ended
8/31/96                8/31/95         $952.00        $1,098.36         15.38%          15.38%           9.84%           9.84%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

*Initial investment less current maximum sales charge of 4.75%

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. To the knowledge of the Trust, no person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[logo]

EV TRADITIONAL
GROWTH
FUND

STATEMENT OF
ADDITIONAL INFORMATION


JANUARY 1, 1997




EV TRADITIONAL
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand LLP, One Post Office Square, Boston, MA 02109


                                                                         T-GFSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997


                       EV CLASSIC INFORMATION AGE FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic Information Age Fund (the "Fund"), Information Age Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."


                              TABLE OF CONTENTS
                                                                       Page
                                    PART I


Additional Information About Investment Policies .................       1
Investment Restrictions ..........................................       5
Trustees and Officers ............................................       6
Management of the Fund and the Portfolio .........................       9
Custodian ........................................................      13
Service for Withdrawal ...........................................      13
Determination of Net Asset Value .................................      13
Investment Performance ...........................................      14
Taxes ............................................................      15
Portfolio Security Transactions ..................................      17
Other Information ................................................      19
Independent Accountants ..........................................      20
Financial Statements .............................................      20

                                   PART II
Fees and Expenses ................................................     a-1
Principal Underwriter ............................................     a-2
Distribution Plan ................................................     a-2
Performance Information ..........................................     a-4
Control Persons and Principal Holders of Securities ..............     a-4

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Foreign Investments. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Foreign Currency Transactions. Because investments in companies whose principal business activities are located outside of the United States will frequently involve currencies of foreign countries, and because assets of the Portfolio may temporarily be held in bank deposits in foreign currencies during the completion of investment programs, the value of the assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Emerging Companies. The investment risk associated with emerging companies is higher than that normally associated with larger, older companies due to the greater business risks associated with small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones. The securities of small companies are often traded only over-the-counter and may not be traded in the volumes typical of trading on a national securities exchange. As a result, in order to sell this type of holding, the Portfolio may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Currency Swaps. Currency swaps require maintenance of a segregated account described under "Asset Coverage for Derivative Investments" below. The Portfolio will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by Lloyd George. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Forward Foreign Currency Exchange Transactions. The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held by the Portfolio denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

Special Risks Associated With Currency Transactions. Transactions in forward contracts, as well as futures and options on foreign currencies, are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

    Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which the Portfolio's trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolio from responding to such events in a timely manner.

    Settlements of over-the-counter forward contracts or of the exercise of foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

    Unlike currency futures contracts and exchange-traded options, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the Securities and Exchange Commission (the "Commission"). To the contrary, such instruments are traded through financial institutions acting as market-makers. (Foreign currency options are also traded on the Philadelphia Stock Exchange subject to Commission regulation). In an over-the-counter trading environment, many of the protections associated with transactions on exchanges will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements associated with such option positions. Similarly, there is no limit on the amount of potential losses on forward contracts to which the Portfolio is a party.

    In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contacts, and the Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit the Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

    Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. The Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by an Adviser.

    The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the Options Clearing Corporation ("OCC"), which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures for exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Risks Associated With Derivative Instruments. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Commission takes the position that purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.
See "Taxes."


Limitations on Futures Contracts and Options. If the Portfolio has not complied with the 5% CFTC test set forth in the Fund's prospectus, to evidence its hedging intent, the Portfolio expects that, on 75% or more of the occasions on which it takes a long futures or option on futures position, it will have purchased or will be in the process of purchasing, equivalent amounts of related securities at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for the Portfolio to do so, a long futures or options position may be terminated (or an option may expire) without a corresponding purchase of securities.


    The Portfolio may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if Lloyd George determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.

    In order to hedge its current or anticipated portfolio positions, the Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of an Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy.


    The Portfolio may purchase call and put options, subject to the Asset Coverage Requirements set forth below. The Portfolio may only write a put option on a security that it intends to acquire for its investment portfolio.


Repurchase Agreements. Under a repurchase agreement the Portfolio buys a security at one price and simultaneously promise to sell that same security back to the seller at a higher price. At no time will the Portfolio commit more than 15% of its net assets to repurchase agreements which mature in more than seven days and other illiquid securities. The Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.

Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Portfolio expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Portfolio. The Portfolio could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.

    When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio's assets. As a result, such transactions may increase fluctuations in the market value of the Portfolio's assets. While there is a risk that large fluctuations in the market value of the Portfolio's assets could affect the Portfolio's net asset value, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of an Adviser. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Portfolio reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Portfolio's yield.


    While an Adviser does not consider reverse repurchase agreements to involve a traditional borrowing of money, reverse repurchase agreements will be included within the aggregate limitation on "borrowings" contained in the Portfolio's investment restriction (1) set forth below.

Lending Portfolio Securities. If an Adviser decides to make securities loans, the Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The financial condition of the borrower will be monitored by an Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holder of the securities or the giving or holding of their consent on a material matter affecting the investment. Securities lending involves administrative expenses, including finders' fees. If an Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 1/3 of the Portfolio's total assets.

Asset Coverage Requirements. Transactions involving reverse repurchase agreements, the lending of Portfolio securities, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio. The Portfolio engages in portfolio trading (including short-term trading) if it believes that a transaction including all costs will help in achieving its investment objective either by increasing income or by enhancing the Portfolio's net asset value. High portfolio turnover may also result in the realization of substantial net short-term capital gains. In order for the Fund to continue to qualify as a regulated investment company for federal tax purposes, less than 30% of the annual gross income of the Fund must be derived from the sale of securities (including its share of gains from the sale of securities held by the Portfolio) held for less than three months.

                           INVESTMENT RESTRICTIONS


    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, other than a subsequent rating change below investment grade made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset.


    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

    (2) Purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

    (3) Underwrite securities of other issuers;

    (4) Invest in real estate including interests in real estate limited partnerships (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate) or in commodities or commodity contacts for the purchase or sale of physical commodities;

    (5) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

    (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

    (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the Investment Company Act of 1940 (the "1940 Act").


    The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund, such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. Neither the Fund nor the Portfolio will purchase warrants if, as a result of such purchase, more than 5% of the Portfolio's or the Fund's net assets, as the case may be (taken at current value), would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Portfolio's or the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Portfolio or the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Trust or the Portfolio if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value). Neither the Fund nor the Portfolio will purchase an option on a security if, after such transaction, more than 5% of its net assets, measured by the aggregate of all premiums paid for all such options held by the Portfolio, would be so invested.

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of its assets in securities of information age companies. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policy set forth above.

    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; or make loans to other persons.


                            TRUSTEES AND OFFICERS

    The Trust's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Fund's sponsor and manager, Eaton Vance Management ("Eaton Vance"); of Eaton Vance's wholly-owned subsidiary, Boston Management and Research ("BMR"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Trust, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Trust, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).


                      OFFICERS AND TRUSTEES OF THE TRUST

JAMES B. HAWKES (55), President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director of Lloyd George Management (B.V.I.) Limited ("LGM"). Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163


NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

Officers


WILLIAM D. BURT (58), Vice President
Vice President of Eaton Vance since November, 1994. Vice President of The Boston Company prior thereto.

M. DOZIER GARDNER (63), Vice President
Vice Chairman of BMR, Eaton Vance, EVC and EV, and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


BARCLAY TITTMANN (64), Vice President
Vice President of Eaton Vance since September, 1993. Vice President of INVESCO prior thereto.


JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the
Trust on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected
Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board concerning (i) all contractual arrangements with service providers to the Fund or Portfolio, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or Portfolio or its shareholders or interestholders.

    The Nominating Committee is comprised of four Directors who are not "interested persons" as that term is defined under the Investment Company Act of 1940 ("noninterested Directors"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Director of the Fund. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Director and to assure that at least a majority of the Board of Directors is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Trust.

    Trustees of the Portfolio who are not affiliated with an Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Fund and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund and the Portfolio, respectively. For the compensation earned by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in Part II.

                    OFFICERS AND TRUSTEES OF THE PORTFOLIO
    The Portfolio's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The business address of Lloyd George is 3808 One Exchange Square, Central, Hong Kong. Unless otherwise indicated, the address of each officer and Trustee is 24 Federal Street, Boston, Massachusetts 02110. Those Trustees who are "interested persons" of the Portfolio, an Adviser, Eaton Vance, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Portfolio, an Adviser, Eaton Vance, EVC or EV, are indicated by an asterisk(*).

TRUSTEES
HON. EDWARD K.Y. CHEN (51), Trustee
President of Lingnan College in Hong Kong. Professor and Director of Centre of
  Asian Studies at the University of Hong Kong from 1979-1995. Director of First Pacific Company and a Board Member of the Mass Transit Railway Corporation. Member of the Executive Council of the Hong Kong Government since 1992 and Chairman of the Consumer Council since 1991.
Address: President's Office, Lingnan College, Tuen Mun, Hong Kong

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc. since 1983; Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

HON. ROBERT LLOYD GEORGE (44), Vice President and Trustee
Chairman and Chief Executive of Lloyd George Management (B.V.I.) Limited.
  Chairman and Chief Executive Officer of Lloyd George. Managing Director of Indosuez Asia Investment Services, Ltd. from 1984 to 1991.
Address: 3808 One Exchange Square, Central, Hong Kong

JAMES B. HAWKES (55), President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director of LGM. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration, Soldiers Field Road, Boston, Massachusetts 02163


NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, (a holding company owning institutional investment management firms); Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274


OFFICERS
WILLIAM CHISHOLM (36), Vice President
Senior Trust Officer of The Bank of Nova Scotia Trust Company (Cayman)
  Limited.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies.

MICHEL NORMANDEAU (45), Vice President
Assistant Manager - Trust Services, The Bank of Nova Scotia Trust Company
  (Cayman) Limited.
Address: The Bank of Nova Scotia Trust Company (Cayman) Ltd., The Bank of Nova
  Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies.

RAYMOND O'NEILL (34), Vice President
Managing Director of IBT Trust and Custodian Services (Ireland) Limited since
  January, 1995. Vice President, Atlantic Corporate Management Limited, Warwick, Bermuda (1991-1994). Officer, The Bank of Bermuda Limited, Hamilton, Bermuda (1987-1991).
Address: Earlsfort Terrace, Dublin 2, Ireland.

DUNCAN W. RICHARDSON (39), Vice President
Vice President of Eaton Vance and EV Since January 19, 1990 and of BMR since
  August 11, 1992. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR, and EV. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Secretary and Assistant Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR.

    Lloyd George is a subsidiary of Lloyd George Management (B.V.I.) Limited, which is ultimately controlled by the Hon. Robert J.D. Lloyd George, Vice President of the Portfolio and Chairman and Chief Executive Officer of Lloyd George. Mr. Hawkes is a Trustee and officer of the Trust and the Portfolio and an officer of the Fund's sponsor and manager and of BMR. Mr. Hayes is a Trustee of the Trust and the Portfolio.

                   MANAGEMENT OF THE FUND AND THE PORTFOLIO

    Eaton Vance acts as the sponsor and manager of the Fund and the administrator of the Portfolio. The Portfolio has engaged BMR, a wholly-owned subsidiary of Eaton Vance, and Lloyd George (collectively, the "Advisers") as its investment advisers.

THE ADVISERS
    As investment advisers to the Portfolio, the Advisers manage the Portfolio's investments, subject to the supervision of the Board of Trustees of the Portfolio. The Advisers are also responsible for effecting all security transactions on behalf of the Portfolio, including the allocation of principal transactions and portfolio brokerage and the negotiation of commissions. See "Portfolio Security Transactions." Under the investment advisory agreement, the Advisers are entitled to receive a monthly advisory fee computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Portfolio throughout the month in each Category as indicated below:

                                                                      ANNUAL
       CATEGORY        AVERAGE DAILY NET ASSETS                     ASSET RATE
       --------        ------------------------                     ----------
           1           less than $500 million ..................      0.75%
           2           $500 million but less than $1 billion ...      0.70
           3           $1 billion but less than $1.5 billion ...      0.65
           4           $1.5 billion but less than $2 billion ...      0.60
           5           $2 billion but less than $3 billion .....      0.55
           6           $3 billion and over .....................      0.50


    As of August 31, 1996, the Portfolio had net assets of $42,703,385. For the period from the start of business, September 18, 1995, to August 31, 1996, the Advisers earned advisory fees of $199,131 (equivalent to 0.75% (annualized) of the Portfolio's average daily net assets for such period). Such advisory fee was divided equally between Lloyd George and BMR.

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price/earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    LGM specializes in providing investment management services with respect to equity securities of companies trading in Asian securities markets, especially those of emerging markets. LGM currently manages portfolios for both private clients and institutional investors seeking long-term capital growth and has advised Eaton Vance's international equity funds since 1992. LGM's core investment team consists of nine experienced investment professionals who have worked together over a number of years successfully managing client portfolios in non-U.S. stock markets. The team has a unique knowledge of, and experience with, Asian emerging markets. LGM analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. LGM is ultimately controlled by the Hon. Robert J.D. Lloyd George, Vice President of the Portfolio and Chairman and Chief Executive Officer of the Lloyd George. LGM's only business is portfolio management. Eaton Vance's parent is a shareholder of LGM.


    Lloyd George and LGM have adopted a conservative management style, providing a blend of Asian and multinational expertise with the most rigorous international standards of fundamental security analysis. Although focused primarily in Asia, Lloyd George and LGM maintain a network of international contacts in order to monitor international economic and stock market trends and offer clients a global management service.

    The directors of Lloyd George are the Honorable Robert J. D. Lloyd George, William Walter Raleigh Kerr, M. F. Tang, Scobie Dickinson Ward, Pamela Chan and Adaline Mang-Yee Ko. The Hon. Robert J. D. Lloyd George is Chairman and Chief Executive Officer of Lloyd George and Mr. Kerr is an officer of Lloyd George. The business address of these individuals is 3808 One Exchange Square, Central, Hong Kong.

    Mr. Lloyd George was born in London in 1952 and educated at Eton College, where he was a King's Scholar, and at Oxford University. Prior to founding LGM, Mr. Lloyd George was Managing Director of Indosuez Asia Investment Services Ltd. In 1983 Mr. Lloyd George launched and managed the Henderson Japan Special Situations Trust. Prior to that he spent four years with the Fiduciary Trust Company of New York researching international securities, in the United States and Europe, for the United Nations Pension Fund. Mr. Lloyd George is the author of numerous published articles and three books -- "A Guide to Asian Stock Markets" (Longmans, Hong Kong, 1989), "The East West Pendulum" (Woodhead - Faulkner, Cambridge, 1991) and "North South-An Emerging Markets Handbook" (Probus England, 1994).

    Eaton Vance and Lloyd George follow a common investment philosophy, striving to identify companies with outstanding management and earnings growth potential by following a disciplined management style, adhering to the most rigorous international standards of fundamental security analysis, placing heavy emphasis on research, visiting every company owned, and closely monitoring political and economic developments.

    Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore. Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.

    The Portfolio's investment advisory agreement with the Advisers remains in effect until February 28, 1997; it may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party or by vote of the majority of the outstanding voting securities of the Portfolio, and the agreement will terminate automatically in the event of its assignment. The agreement provides that the Advisers may render services to others. The agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the agreement on the part of an Adviser, the Advisers shall not be liable to the Portfolio or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

MANAGER, SPONSOR AND ADMINISTRATOR
    See "Management of the Fund and the Portfolio" in the Prospectus for a description of the services Eaton Vance performs as the manager and sponsor of the Fund and the administrator of the Portfolio. Under Eaton Vance's management contract with the Fund and administration agreement with the Portfolio, Eaton Vance receives a monthly management fee from the Fund and a monthly administration fee from the Portfolio. Each fee is computed by applying the annual asset rate applicable to that portion of the average daily net assets of the Fund or the Portfolio throughout the month in each Category as indicated below: Category Asset Rate


                                                                     ANNUAL
 CATEGORY   AVERAGE DAILY NET ASSETS                               ASSET RATE
----------  ----------------                                       ----------
    1       less than $500 million ...............................   0.25%
    2       $500 million but less than $1 billion ................   0.23333
    3       $1 billion but less than $1.5 billion ................   0.21667
    4       $1.5 billion but less than $2 billion ................   0.20
    5       $2 billion but less than $3 billion ..................   0.18333
    6       $3 billion and over ..................................   0.1667

    For the period from the start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned administration fees of $66,210 (equivalent to 0.25% (annualized) of the Portfolio's average daily net assets for such period). For the management fees that the Fund paid to Eaton Vance, see "Fees and Expenses" in Part II.


    Eaton Vance's management contract with the Fund will remain in effect until February 28, 1997, and its administration agreement with the Portfolio will remain in effect until February 28, 1997. Each agreement may be continued from year to year, so long as such continuance is approved annually by the vote of a majority of the Trustees of the Trust or the Portfolio, as the case may be. Each agreement may be terminated at any time without penalty on sixty days' written notice by the Board of Trustees of either party thereto, or by a vote of a majority of the outstanding voting securities of the Fund or the Portfolio, as the case may be. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of Eaton Vance's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund or the Portfolio under such contract or agreement, Eaton Vance will not be liable to the Fund or the Portfolio for any loss incurred. Each agreement was initially approved by the Trustees, including the non-interested Trustees, of the Trust or the Portfolio.

    To the extent necessary to comply with U.S. tax law, Eaton Vance has employed IBT Trust Company (Cayman) Ltd. to serve as the sub-administrator of the Portfolio. The sub-administrator maintains the Portfolio's principal office and certain of its records and provides administrative assistance in connection with meetings of the Portfolio's Trustees and interestholders.


    The Fund and the Portfolio, as the case may be, will each be responsible for all of its respective costs and expenses not expressly stated to be payable by an Adviser under the investment advisory agreement, by Eaton Vance under the management contract or the administration agreement, or by EVD under the distribution agreement. Such costs and expenses to be borne by each of the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance or an Adviser; distribution and service fees payable by the Fund under its Rule 12b-1 distribution plan; and investment advisory, management and administration fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes and Rowland and Thomas E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner and Otis, who are officers or Trustees of the Trust and/or the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Murphy, O'Connor, Richardson and Woodbury and Ms. Sanders are officers of the Trust and/or the Portfolio, and are also members of the Eaton Vance, BMR and/or EV organizations. Eaton Vance will receive the fees paid under the management agreement and its wholly-owned subsidiary, Eaton Vance Distributors, Inc., as Principal Underwriter, will receive its portion of the sales charge on shares of the Fund sold through investment dealers.


    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 24% of the Class A shares issued by the parent of Lloyd George. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC, BMR, Eaton Vance and EV may also enter into other businesses.

    EVC and its affiliates and its officers and employees form time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

                                  CUSTODIAN
    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts, acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities of the Fund and all securities of the Portfolio purchased in the United States, and its subsidiary, IBT Fund Services (Canada) Inc., 1 First Canadian Place, King Street West, Toronto, Ontario, Canada, maintains the Fund's and the Portfolio's general ledger and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacities, IBT attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's and the Portfolio's respective investments, receives and disburses all funds, and performs various other ministerial duties upon receipt of proper instructions from the Fund and the Portfolio, respectively.

    Portfolio securities, if any, purchased by the Portfolio in the U.S. are maintained in the custody of IBT or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are member of IBT's Global Custody Network, or foreign depositories used by such foreign banks and trust companies. Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees of the Portfolio in accordance with regulations under the 1940 Act.

    IBT charges fees which are competitive within the industry. These fees for the Portfolio relate to (1) custody services based upon a percentage of the market values of Portfolio securities; (2) bookkeeping and valuation services provided at an annual rate; (3) activity charges, primarily the result of the number of portfolio transactions; and (4) reimbursement of out-of-pocket expenses. These fees are then reduced by a credit for cash balances of the Portfolio at the custodian equal to 75% of the 91-day U.S. Treasury Bill auction rate applied to the Portfolio's average daily collected balances. The portion of the fee for the Fund related to bookkeeping and pricing services is based upon a percentage of the Fund's net assets and the portion of the fee related to financial statement preparation is a fixed amount. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund or Portfolio and IBT under the 1940 Act.


    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL
    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal may require the recognition of taxable gain or loss. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. Either the shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE
    The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange. The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represents that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals, which are to be effected on that day, will then be effected. Each investor's percentage of the aggregate interests in the Portfolio will then be recomputed as the percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the Exchange (normally 4:00 p.m., New York time), on such day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of such trading on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.


                            INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all dividends from net investment income and capital gain distributions are reinvested at net asset value on the reinvestment dates during the period, and either (i) the deduction of the maximum sales charge from the initial $1,000 purchase order or (ii) a complete redemption of the investment and, if applicable, the deduction of the contingent deferred sales charge at the end of the period. For information concerning the total return of the Fund, see "Performance Information" in Part II.

    Total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices, for example: Standard & Poor's 400 Midcap Index, Standard & Poor's 500 Stock Index, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, the Dow Jones Industrial Average and Morgan Stanley Global Equity. In addition, the Fund's total return may be compared to Lipper Global Fund category and Lipper Science & Technology Fund category, which indices are available through Lipper Analytical Services, Inc. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, including the other investment companies.


    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations (e.g. Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch Private Client Group, Bloomberg, L.P., Dow Jones & Company, Inc., and the Federal Reserve Board) or included in various publications (e.g. The Wall Street Journal, Barron's and The Decade: Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks. Such information may also include descriptions of and editorial comments concerning information age companies and the various information age industries (i.e., the semi-conductor, cellular telephone, entertainment and computer industries), as well as statistics, data and performance information about these companies and industries.


    Information about the portfolio allocation, portfolio turnover and holdings of the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders. From time to time, evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/Weisenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;

        - funding a college education (including its actual and estimated cost);

        - health care expenses (including actual and projected expenses);

        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide investors with information on global investing, which may include descriptions, comparisons, charts and/or illustrations of: foreign and domestic equity market capitalizations; returns obtained by foreign and domestic securities; and the effects of globally diversifying an investment portfolio (including volatility analysis and performance information). Such information may be provided for a variety of countries over varying time periods.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES
    See also "Distribution and Taxes" in the Fund's current prospectus.

    The Fund, as a series of a Massachusetts business trust, will be treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated, and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Further, under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss. Positions of the Portfolio in securities and offsetting options, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may, upon allocation of the Portfolio's income, gain or loss to the Fund, affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio anticipates that it will be subject to foreign taxes on its income (including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets, taking into account its allocable share of the Portfolio's total assets, at the close of any taxable year of the Fund consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Portfolio and allocated to the Fund even though not actually received, and (ii) treat such respective pro rata portions as foreign income taxes paid by them. Shareholders may then deduct such pro rata portions of foreign income taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes deemed paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Portfolio and allocated to the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not make this election, it may deduct its allocated share of such taxes in computing its investment company taxable income.

    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to-market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.

    Distributions by the Fund of the excess of net long-term capital gains over short-term capital losses earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    The Fund will not be subject to Massachusetts income, corporate excise or franchise taxation as long as it qualifies as a RIC under the Code.


    Special tax rules apply to Individual Retirement Accounts ("IRAs") and shareholders investing through IRAs should consult their tax advisers for more information. Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service ("IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges) at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by an Adviser.

    An Adviser places the portfolio security transactions of the Portfolio and of certain other accounts managed by the Advisers for execution with many broker-dealer firms. An Adviser uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, an Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of an Adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and an Adviser's other clients in part for providing brokerage and research services to an Adviser.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if an Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which an Adviser and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, an Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, an Adviser may receive Research Services from broker-dealer firms with which the Adviser places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by an Adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to an Adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because an Adviser receives such Research Services. An Adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which the Adviser believes are useful or of value to it in rendering investment advisory services to its clients.


    Subject to the requirement that an Adviser shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, an Adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc. (the "NASD"), which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by an Adviser or its affiliates. An Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Portfolio that the benefits available from an Adviser's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the period from the Portfolio's start of business, September 18, 1995, to August 31, 1996, the Portfolio paid brokerage commissions of $241,041 with respect to portfolio transactions. Of this amount, approximately $211,697 was paid in respect of portfolio security transactions aggregating approximately $64,655,820 to firms which provided some Research Services to the Adviser's organization (although many such firms may have been selected in any particular transaction primarily because of their execution capabilities).

                              OTHER INFORMATION
    On August 18, 1992, the Trust changed its name from Eaton Growth Fund to Eaton Vance Growth Trust. The Trust is a Massachusetts business trust established in 1989 as the successor to Eaton Vance Growth Fund, Inc., a Massachusetts corporation. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by a vote of majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of federal laws or regulations. The Trust's By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders and the Trust's By-Laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-Laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liabilities exceeding its assets, and therefore the shareholders's risk of personal liability, is extremely remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-Laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors, by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                           INDEPENDENT ACCOUNTANTS
    On August 7, 1995, the Trustees appointed Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts, as the independent accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Commission. The change in auditors was not due to disagreement on any matter of accounting principles or practices or financial statement disclosures. Coopers & Lybrand Chartered Accountants, Toronto, Canada, are the independent accountants for the Portfolio.

                             FINANCIAL STATEMENTS
    The financial statements of the Fund and the Portfolio, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Coopers & Lybrand, L.L.P., independent accountants, as experts in accounting and auditing. A copy of the Fund's most recent annual report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Funds and Portfolio listed below for the fiscal year ended August 31, 1996, as previously filed electronically with the Commission:

                       EV Classic Information Age Fund
                          Information Age Portfolio
                     (Accession No. 0000928816-96-000323)

                       EV Marathon Information Age Fund
                          Information Age Portfolio
                     (Accession No. 0000928816-96-000325)

                     EV Traditional Information Age Fund
                          Information Age Portfolio
                     (Accession No. 0000928816-96-000320)

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV CLASSIC INFORMATION AGE FUND. The Fund became a series of the Trust on October 23, 1995.

                              FEES AND EXPENSES

MANAGER
    As of August 31, 1996, the Fund had net assets of $1,390,057. For the period from the start of business, November 22, 1995, to August 31, 1996, Eaton Vance earned management fees of $1,729 (equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period). For the period from the start of business, November 22, 1995, to August 31, 1996, $36,455 of the Fund's operating expenses were allocated to Eaton Vance.

DISTRIBUTION PLAN
    During the period from the start of business, November 22, 1995, to August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $3,738 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $5,186 and the Principal Underwriter received $100 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $75,000 (which amount was equivalent to 5.4% of the Fund's net assets on such day). During the period from the start of business, November 22, 1995, to August 31, 1996, the Fund paid or accrued service fees aggregating $1,729, of which $1,247 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, November 22, 1995, to August 31, 1996, the Fund paid the Principal Underwriter $12.50 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio and, during the year ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

                                AGGREGATE      AGGREGATE     TOTAL COMPENSATION
                               COMPENSATION   COMPENSATION     FROM TRUST AND
  NAME                          FROM FUND    FROM PORTFOLIO     FUND COMPLEX
  ----                         ------------  --------------  ------------------
  Donald R. Dwight ............     $0            $97(2)         $142,500(4)
  Samuel L. Hayes, III ........      0             87(3)          153,750(5)
  Norton H. Reamer ............      0             86             142,500
  John L. Thorndike ...........      0             87             147,500
  Jack L. Treynor .............      0             94             147,500

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $46 of deferred compensation.
(3) Includes $3 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                            PRINCIPAL UNDERWRITER
    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms ("Authorized Firms") or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund reserves the right to suspend or limit the offering of shares to the public at any time.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions, distribution fees and service fees to the Principal Underwriter which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fee payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the sales commissions, distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    The Plan provides that it shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at lease quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the period from September 18, 1995 through August 31, 1996. The total return for the period prior to the Fund's commencement of operations on November 22, 1995 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. Total return for this time period has not been adjusted to reflect the Fund's distribution and service fees and certain other expenses. If such an adjustment were made, the performance would be lower.

                                             VALUE OF A $1,000 INVESTMENT

                                                              VALUE AFTER       TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            VALUE BEFORE       DEDUCTING           DEDUCTING CDSC             DEDUCTING CDSC*
  INVESTMENT     INVESTMENT    AMOUNT OF   DEDUCTING CDSC        CDSC*       --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT     ON 8/31/96       ON 8/31/96      CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of
the Fund**       9/18/95***     $1,000        $1,100.11        $1,090.11        10.01%          --          9.01%           --


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


----------
  *No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
 **If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.
***Investment operations began November 22, 1995.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 61.3% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date the following shareholder owned of record the percentage of outstanding shares of the Fund indicated after its name: Hin Wai Law, New York, NY 10013 (5.9%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
================
    Mutual Funds



EV CLASSIC

INFORMATION AGE FUND




STATEMENT OF ADDITIONAL INFORMATION
JANUARY 1, 1997






EV CLASSIC
INFORMATION AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
SPONSOR AND MANAGER OF EV CLASSIC INFORMATION AGE FUND
ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
Eaton Vance Management and Research, 24 Federal Street, Boston, MA 02110
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123,
Westborough, MA 01581-5123 (800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P., One Post Office Square, Boston, MA 02109

                                                                         C-IASAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997


                       EV MARATHON INFORMATION AGE FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon Information Age Fund (the "Fund"), Information Age Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS
                                                                      Page
                                    PART I
Additional Information About Investment Policies ..................     1
Investment Restrictions ...........................................     5
Trustees and Officers .............................................     6
Management of the Fund and the Portfolio ..........................     9
Custodian .........................................................    13
Service for Withdrawal ............................................    13
Determination of Net Asset Value ..................................    13
Investment Performance ............................................    14
Taxes .............................................................    15
Portfolio Security Transactions ...................................    17
Other Information .................................................    19
Independent Accountants ...........................................    20
Financial Statements ..............................................    20


                                   PART II
Fees and Expenses .................................................   a-1
Principal Underwriter .............................................   a-1
Distribution Plan .................................................   a-2
Performance Information ...........................................   a-4
Control Persons and Principal Holders of Securities ...............   a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON INFORMATION AGE FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC INFORMATION AGE FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON INFORMATION AGE FUND. The Fund became a series of the Trust on June 19, 1995.


                              FEES AND EXPENSES
MANAGER
    As of August 31, 1996, the Fund had net assets of $21,800,478. For the period from the start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned management fees of $34,782 (equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    For the period from the start of business, September 18, 1995, to August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $12,669 on sales of shares of the Fund. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $104,346 and the Principal Underwriter received approximately $41,000 in CDSCs imposed on early redeeming shareholders. These sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. At August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $923,000 (which amount was equivalent to 4.2% of the Fund's net assets on such day). The Fund began making service fee payments during the quarter ending September 30, 1996.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, September 18, 1995, to August 31, 1996, the Fund paid the Principal Underwriter $287 for repurchase transactions handled by the Principal Underwriter.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio and, during the year ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                               AGGREGATE       AGGREGATE    TOTAL COMPENSATION
                              COMPENSATION    COMPENSATION    FROM TRUST AND
  NAME                         FROM FUND     FROM PORTFOLIO    FUND COMPLEX

  Donald R. Dwight ...........    $18             $97(2)         $142,500(4)
  Samuel L. Hayes, III .......     16              87(3)          153,750(5)
  Norton H. Reamer ...........     16              86             142,500
  John L. Thorndike ..........     16              87             147,500
  Jack L. Treynor ............     17              94             147,500

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $46 of deferred compansation.
(3) Includes $3 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.



                            PRINCIPAL UNDERWRITER
    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms ("Authorized Firms") or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund reserves the right to suspend or limit the offering of shares to the public at any time.


                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan." The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fee payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the sales commissions and distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.


    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance Management) and by the Board of Trustees of the Trust as required by Rule 12b-1. The Plan provides that it shall continue for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at lease quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from September 18, 1995 through August 31, 1996.


                                                   VALUE OF A $1,000 INVESTMENT

                                              VALUE OF         VALUE OF
                                               INVEST-          INVEST-
                                             MENT BEFORE      MENT AFTER        TOTAL RETURN BEFORE          TOTAL RETURN AFTER
                                            DEDUCTING THE    DEDUCTING THE       DEDUCTING THE CDSC         DEDUCTING THE CDSC**
  INVESTMENT     INVESTMENT    AMOUNT OF       CDSC ON         CDSC** ON     --------------------------  --------------------------
    PERIOD          DATE      INVESTMENT       8/31/96          8/31/96       CUMULATIVE    ANNUALIZED    CUMULATIVE    ANNUALIZED
--------------  ------------  -----------  ---------------  ---------------  ------------  ------------  ------------  ------------
Life of the
Fund              9/18/95*      $1,000        $1,104.00        $1,054.00        10.40%          --          5.40%           --


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 *Investment operations began on September 18, 1995.
**No CDSC is imposed on certain redemptions. See the Fund's current
  Prospectus.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246 was the record owner of approximately 29.8% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
================
    Mutual Funds
------------------------------------------------------------------------------

EV MARATHON

INFORMATION

AGE FUND


STATEMENT OF

ADDITIONAL INFORMATION


JANUARY 1, 1997



EV MARATHON INFORMATION
AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110


SPONSOR AND MANAGER OF EV MARATHON INFORMATION AGE FUND
ADMINISTRATOR OF INFORMATION AGE PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                         M-IASAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        January 1, 1997


                     EV TRADITIONAL INFORMATION AGE FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional Information Age Fund (the "Fund"), Information Age Portfolio (the "Portfolio") and certain other series of Eaton Vance Growth Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred to herein as the "SAI."

                              TABLE OF CONTENTS

                                                                          Page
                                    PART I
Additional Information About Investment Policies .....................      1
Investment Restrictions ..............................................      5
Trustees and Officers ................................................      6
Management of the Fund and the Portfolio .............................      9
Custodian ............................................................     13
Service for Withdrawal ...............................................     13
Determination of Net Asset Value .....................................     13
Investment Performance ...............................................     14
Taxes ................................................................     15
Portfolio Security Transactions ......................................     17
Other Information ....................................................     19
Independent Accountants ..............................................     20
Financial Statements .................................................     20


                                   PART II
Fees and Expenses ....................................................    a-1
Services for Accumulation ............................................    a-1
Principal Underwriter ................................................    a-2
Distribution Plan ....................................................    a-3
Performance Information ..............................................    a-4
Control Persons and Principal Holders of Securities ..................    a-4


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL INFORMATION AGE FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC INFORMATION AGE FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL INFORMATION AGE FUND. The Fund became a series of the Trust on June 19, 1995.

                              FEES AND EXPENSES

MANAGER
    As of August 31, 1996, the Fund had net assets of $12,002,567. For the period from the start of business, September 18, 1995, to August 31, 1996, Eaton Vance earned management fees of $20,802 (equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period).

DISTRIBUTION PLAN
    For the period from the start of business, September 18, 1995, to August 31, 1996, the Fund paid distribution fees under the Plan to the Principal Underwriter aggregating $41,605. The Fund began making service fee payments during the quarter ending September 30, 1996.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, September 18, 1995, to August 31, 1996, the Fund paid the Principal Underwriter $261.00 for repurchase transactions handled by the Principal Underwriter.

    The total sales charges for sales of shares of the Fund during the period from the start of business, September 18, 1995, to August 31, 1996, was $409,516, of which $40,334 was received by the Principal Underwriter and Authorized Firms received $369,182.

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust and the Portfolio received the following compensation in their capacities as Trustees from the Fund and the Portfolio and, during the year ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                                                        AGGREGATE               AGGREGATE            TOTAL COMPENSATION
                                                       COMPENSATION            COMPENSATION            FROM TRUST AND
  NAME                                                  FROM FUND             FROM PORTFOLIO            FUND COMPLEX
  ----                                                 ------------           --------------         ------------------
  Donald R. Dwight ..............................          $18                     $97(2)                $142,500(4)
  Samuel L. Hayes, III ..........................           16                      87(3)                 153,750(5)
  Norton H. Reamer ..............................           16                      86                    142,500
  John L. Thorndike .............................           16                      87                    147,500
  Jack L. Treynor ...............................           17                      94                    147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $46 of deferred compensation.
(3) Includes $3 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.


                          SERVICES FOR ACCUMULATION
    The following services are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

    INTENDED QUANTITY INVESTMENT -- STATEMENT OF INTENTION.If it is anticipated that $100,000 or more of Fund shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Transfer Agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made accordingly. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

    RIGHT OF ACCUMULATION -- CUMULATIVE QUANTITY DISCOUNT.The applicable sales charge level for the purchase of Fund shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchase will then be at the rate applicable to the aggregate amount. For example, if the shareholder owned shares valued at $80,000 of the Fund and purchased an additional $20,000 of Fund shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested), which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.

    For any such discount to be made available, at the time of purchase a purchaser or any Authorized Firm which has an agreement with the Principal Underwriter must provide the Principal Underwriter (in the case of a purchase made through an Authorized Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER
    Shares of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, where applicable, a variable percentage sales charge depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or her or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Fund shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement if filed within 90 days of such purchase); or (2) purchases of the Fund pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Fund shares for the assets of such investment company.

    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.

    The Fund reserves the right to suspend or limit the offering of shares to the public at any time.

    The Principal Underwriter acts as principal in selling shares of the Fund under the distribution agreement with the Fund. The distribution agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the Prospectus for the discounts allowed to Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.


                              DISTRIBUTION PLAN


    As described in the Prospectus, in addition to the fees and expenses described herein, the Fund finances distribution activities and bears expenses associated with the distribution of its shares and the provision of certain personal and account maintenance services to shareholders pursuant to a distribution plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act.

    Pursuant to such Rule, the Plan has been approved by the initial sole shareholder of the Fund and by the Board of Trustees of the Trust (including a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan). Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan remains in effect from year to year provided such continuance is approved at least annually by a vote of the Board of Trustees and by a majority of those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by vote of a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by a vote of a majority of the outstanding voting securities of the Fund. If the Plan is terminated or not continued in effect, the Fund has no obligation to reimburse the Principal Underwriter for amounts expended by the Principal Underwriter in distributing shares of the Fund. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

    The Plan is intended to compensate the Principal Underwriter for its distribution services to the Fund by paying the Principal Underwriter monthly distribution fees in connection with the sale of shares of the Fund. The quarterly service fee paid by the Fund under the Plan is intended to compensate the Principal Underwriter for its personal and account maintenance services and for the payment by the Principal Underwriter of service fees to Authorized Firms.


                           PERFORMANCE INFORMATION
    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from September 18, 1995 through August 31, 1996.

                                             VALUE OF A $1,000 INVESTMENT

                                                                        TOTAL RETURN EXCLUDING          TOTAL RETURN INCLUDING
                                     VALUE OF         VALUE OF           MAXIMUM SALES CHARGE            MAXIMUM SALES CHARGE
    INVESTMENT       INVESTMENT       INITIAL        INVESTMENT     ------------------------------  ------------------------------
      PERIOD            DATE        INVESTMENT*      ON 8/31/96       CUMULATIVE      ANNUALIZED      CUMULATIVE      ANNUALIZED
    ----------       ----------     -----------      ----------       ----------      ----------      ----------      ----------
Life of
the Fund               9/18/95        $952.38        $1,053.33          10.60%            --            5.33%             --


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
 *Initial investment less the maximum sales charge of 4.75%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL 32246, was the record owner of approximately 21.9% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, as of the same date the following shareholder owned of record the percentage of outstanding shares of the Fund indicated after its name: Profit Sharing Retirement Plan of Eaton Vance Management, Inc., Boston, MA 02110 (9.0%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

[Logo]
EATON VANCE
================
    Mutual Funds


EV TRADITIONAL

INFORMATION

AGE FUND



STATEMENT OF

ADDITIONAL INFORMATION


JANUARY 1, 1997




EV TRADITIONAL INFORMATION
AGE FUND
24 FEDERAL STREET
BOSTON, MA 02110

-------------------------------------------------------------------------------

SPONSOR AND MANAGER OF EV TRADITIONAL INFORMATION AGE FUND
ADMINISTRATOR OF INFORMATION  AGE PORTFOLIO
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

CO-ADVISERS OF INFORMATION AGE PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110
Lloyd George Investment Management (Bermuda) Limited, 3808 One Exchange Square, Central, Hong Kong

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109

                                                                         T-IASAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                          January 1, 1997


                  EV MARATHON GOLD & NATURAL RESOURCES FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265


------------------------------------------------------------------------------
TABLE OF CONTENTS                                                         Page
Additional Information about Investment Policies .......................    2
Investment Restrictions ................................................    6
Trustees and Officers ..................................................    8
Control Persons and Principal Holders of Securities ....................   10
Investment Adviser .....................................................   10
Custodian ..............................................................   13
Service for Withdrawal .................................................   13
Determination of Net Asset Value .......................................   13
Investment Performance .................................................   14
Taxes ..................................................................   15
Principal Underwriter ..................................................   17
Distribution Plan ......................................................   17
Portfolio Security Transactions ........................................   19
Other Information ......................................................   21
Independent Certified Public Accountants ...............................   22
Financial Statements ...................................................   22
------------------------------------------------------------------------------

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EV MARATHON GOLD & NATURAL RESOURCES FUND (THE "FUND") DATED JANUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
     Capitalized terms used in this Statement of Additional Information ("SAI") and not otherwise defined have the meanings given them in the Fund's Prospectus.

PORTFOLIO TURNOVER
    The Fund's investment adviser, Eaton Vance will change the Fund's investments whenever it believes a change may be appropriate, without regard to how long a particular investment may have been held. Changes in investments generally involve expenses to the Fund, which may include brokerage commissions or dealer mark-ups and other transaction costs on the disposition of investments and reinvestment of the proceeds in other investments, and may result in net capital gains distributions of which will be subject to tax. The Fund's investment policies and strategies may result in a higher portfolio turnover rate than that experienced by other mutual funds. The Fund's portfolio turnover rate will not be a limiting factor when Eaton Vance considers a change in the Fund's investment portfolio, and in any fiscal year such rate could exceed 100%.


ASSET-RELATED SECURITIES
    The Fund's investment adviser will evaluate the creditworthiness of the issuer of an asset-related security. If the asset-related security is backed by a bank letter of credit or other similar facility, the investment adviser may take such backing into consideration in determining the creditworthiness of the issuer.


    While the market prices for an asset-related security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset- related securities may not necessarily be secured by a security interest in or claim on the underlying natural resource asset.

    The Fund will not acquire asset-related securities for which no trading market exists if at the time of acquisition more than 10% of its total assets are invested in securities which are not readily marketable. The Fund may invest in asset-related securities without limit when it has the option to put such securities to the issuer or a stand-by bank or broker and receive the principal amount or redemption price thereof less transaction costs on no more than seven days notice or when the Fund has the right to convert or exchange such securities into a readily marketable security in which it could otherwise invest upon not less than seven days notice.


    The asset-related securities in which the Fund may invest may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. The Fund's holdings of such securities therefore may not generate appreciable current income, and the return from such securities primarily will be from any profit on the sale, maturity or conversion thereof at a time when the price of the related asset is higher than it was when the Fund purchased such securities. As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-related securities may be payable at maturity in cash at the stated principal amount, or at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance the Fund may sell the asset-related security in the secondary market, to the extent one exists, prior to the maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.


METALS INVESTMENTS
    In making direct investments in bullion or metals, the Fund normally will not take possession of the bullion or metals, but instead will obtain receipts or certificates representing ownership. In the event the Fund does take possession, the bullion or metals would be delivered to and held by a non-affiliated sub-custodian in a segregated account. When it purchases bullion or metals, either by purchasing receipts or certificates or by having a sub-custodian physically hold such metals, the Fund will pay for the metals only upon actual receipt. Although the Fund would incur storage, shipping and other costs by owning bullion or metals, such costs should be minimized by the use of receipts or certificates.

FOREIGN INVESTMENTS
    Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in foreign issuers may involve currencies of foreign countries, and since the Fund may temporarily hold funds in bank deposits in foreign currencies during completion of investment programs, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies.

    Since foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Foreign stock markets, while growing in volume of trading activity, have substantially less volume than the Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In some countries delayed settlements are customary, which increases the risk of loss.

    Depository receipts are not necessarily denominated in the same currency as the securities into which they may be converted. American Depository Receipts ("ADRs") are receipts typically issued by a U.S. banking institution evidencing ownership of the underlying securities; European Depository Receipts ("EDRs") are receipts evidencing a similar arrangement with a European banking institution. Generally ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. Such securities may or may not be listed on a foreign securities exchange.

FOREIGN CURRENCY TRANSACTIONS
    The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. In spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    Currency swaps require maintenance of a segregated account as described under "Asset Coverage Requirements" below. The Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by Eaton Vance.

    The Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when management of the Fund believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Fund's foreign assets. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund generally will not enter into a forward contract with a term of greater than one year.

RISKS ASSOCIATED WITH DERIVATIVE INSTRUMENTS
    Entering into a derivative instrument involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Fund. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the Fund's exposure to the price volatility of derivative instruments it holds. The Fund's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Fund's assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses. The staff of the Commission takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are subject to the Fund's 10% limit on illiquid investments. The Fund's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code, limit the extent to which the Fund may purchase and sell derivative instruments. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes.
See "Taxes".

LIMITATIONS ON FUTURES CONTRACTS AND OPTIONS FUND
    The Fund may enter into futures contracts (and options thereon) traded on a foreign exchange if it is determined by Eaton Vance that trading on such exchange does not subject the Fund to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on United States exchanges regulated by the CFTC.

    The Fund does not intend to write a covered option on any security if after such transaction more than 15% of its net assets, as measured by the aggregate value of the securities underlying all covered calls and puts written by the Fund, would be subject to such options. The Fund will only write a put option on a security which it intends to ultimately acquire for its portfolio. The Fund does not intend to purchase any options if after such transaction more than 5% of its net assets, as measured by the aggregate of all premiums paid for all such options held by the Fund, would be so invested.

REPURCHASE AGREEMENTS
    The Fund may enter into repurchase agreements with respect to its permitted investments with member banks of the Federal Reserve System or with primary dealers in U.S. Government securities. Under a repurchase agreement the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price. The repurchase date is usually within seven days of the original purchase date. At no time will the Fund commit more than 10% of its assets to repurchase agreements which mature in more than seven days. Repurchase agreements are deemed to be loans under the 1940 Act. In all cases Eaton Vance must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily.


REVERSE REPURCHASE AGREEMENTS
    The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which reflects an interest payment. The Fund expects that it will enter into reverse repurchase agreements when it is able to invest the cash so acquired at a rate higher than the cost of the agreement, which would increase the income earned by the Fund. The Fund could also enter into reverse repurchase agreements as a means of raising cash to satisfy redemption requests without the necessity of selling portfolio assets.


    When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets. While there is a risk that large fluctuations in the market value of the Fund's assets could affect the Fund's net asset value per share, this risk is not significantly increased by entering into reverse repurchase agreements, in the opinion of Eaton Vance. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield. Reverse repurchase agreements will be included within the aggregate limitation on "borrowings" contained in the Fund's investment restriction (1) set forth below.

LEVERAGE THROUGH BORROWING
    The Fund will not always borrow money for additional investments. The Fund's willingness to borrow money, and the amount it will borrow, will depend on many factors, the most important of which are market conditions and interest rates.


    The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to its borrowings. This allows the Fund to borrow for leverage purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell such holdings at that time. The practice of leveraging to enhance investment return may be viewed as a speculative activity. Leveraging will exaggerate any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not exceed the income from the investments acquired with the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate.

    The Fund, like many other investment companies, may also borrow money for temporary or emergency purposes, but such borrowings may not exceed 10% of the value of the Fund's gross assets when the loan is made.


ASSET COVERAGE REQUIREMENTS
    Transactions involving reverse repurchase agreements, forward contracts or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options, forward contracts or futures contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

CONVERTIBLE SECURITIES
    The Fund may from time to time invest a portion of its assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock (such as Canadian special warrants) may itself be convertible into or exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

WARRANTS
    Warrants are an option to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants may become valueless if not sold or exercised prior to their expiration. (Canadian special warrants issued in private placements prior to a public offering are not considered warrants for purposes of the Fund's investment restrictions).

                           INVESTMENT RESTRICTIONS
    The following investment restrictions (1) through (14) are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the Fund. Accordingly, the Fund may not:


    (1) Borrow money, except that it may borrow

        (i) from banks to purchase or carry securities, commodities, commodities contracts or other investments, or

        (ii) from banks for temporary or emergency purposes not in excess of 10% of its gross assets taken at market value, or

        (iii) by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund's assets, including all borrowings then outstanding, less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund's liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

    (2) Pledge its assets, except that the Fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with investment restriction (1) above; for the purpose of this restriction the deposit of cash, cash equivalents, portfolio securities or other assets in a segregated account with the Fund's custodian in connection with any of the Fund's investment transactions is not considered to be a pledge.

    (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

    (4) Make short sales of securities, unless at all times when a short sale position is open the Fund either owns an equal amount of such securities or owns securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

    (5) Purchase securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund; this restriction will not apply during periods when management of the Fund anticipates significant economic, political or financial instability.

    (6) Purchase securities issued by any other investment company, except in connection with a merger, consolidation, acquisition of assets or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter's or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than 10% of the Fund's total assets (taken at current value) would be invested in such securities.

    (7) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at current value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at current value).

    (8) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio security.

    (9) Make loans to other persons, except by (a) the acquisition of money market instruments, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies,
(b) entering into repurchase agreements and (c) lending its portfolio securities.

    (10) Invest for the purpose of gaining control of a company's management.

    (11) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate or interests therein and securities of issuers (including real estate investment trusts) which invest or deal in real estate or interests therein.

    (12) Buy investment securities from or sell them to any of its officers or Trustees, its investment adviser or its principal underwriter, as principal; provided, however, that any such person or firm may be employed as a broker upon customary terms.

    (13) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs; this restriction shall not be deemed to limit or restrict the Fund's investments in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.


    (14) Knowingly (i) purchase a security issued by a Venture Capital Company (a company the securities of which have no public market at the time the investment is made) or which at the time of purchase cannot be readily resold because of legal or contractual restrictions or for which at the time of purchase there is clearly no readily available market, (ii) invest in options on foreign currencies which are not traded on an exchange or board of trade or
(iii) enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the Fund's total assets (taken at current value) would be invested in such securities, options and repurchase agreements. The following securities are not subject to this restriction: securities which the Fund has a right to convert or exchange into a readily marketable security in which it could otherwise invest upon not less than seven days notice; securities which the Fund has the option to put to the issuer or a stand-by bank or broker and receive the principal amount of redemption price less transaction costs on not more than seven days notice; and securities (purchased by the Fund at a time when the issuer was a Venture Capital Company) of a company which has ceased to be a Venture Capital Company provided that such securities are readily marketable.


    For the purpose of investment restrictions (1), (2) and (3), the arrangements (including escrow, margin and collateral arrangements) made by the Fund with respect to its transactions in all types of options, futures contracts, options on futures contracts, forward contracts, currencies, coins, bullion, and commodities and options thereon shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by the Fund, (ii) a pledge of its assets, or (iii) the purchase of a security on margin.


    In connection with investment restriction (9) above, the Fund has no present intention of lending its portfolio securities. The Fund would lend its portfolio securities to increase its income only if and when the Trustees determine such activity to be appropriate, and such loans would be subject to such policies and conditions as the Trustees may impose to safeguard the Fund's assets. The Prospectus and SAI of the Fund will be amended to describe Fund lending policies prior to the lending of portfolio securities, except to the extent repurchase agreements may be deemed to be loans of securities.


    The Fund has adopted the following additional fundamental investment policies which may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities:

        (A) During normal market conditions the Fund will invest at least 25% of its total assets in the natural resource group of industries, except when such percentage is reduced as a result of a decrease in value of the assets so invested or during such times when management believes that the assets so invested should be redeployed for defensive purposes or during such times when management believes that the assets so invested should be redeployed in obligations or other securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some natural resource asset such as gold bullion; the Fund may invest more than 25% of its total assets in any industry in the natural resource group of industries; and the Fund may invest up to 25% of its total assets, taken at market value at the time of each investment, in any other industry. For the purposes of this policy, an investment by the Fund in gold or silver bullion, other precious metals, strategic metals, or gold or silver coins, or in securities issued by companies deemed by the Fund's investment adviser to be engaged in the natural resource investment sector (as from time to time described in the Fund's Prospectus), shall be considered as an investment in the natural resource group of industries.

        (B) The Fund may purchase and sell commodities and commodities contracts (including without limitation futures contracts and options on futures contracts) of all types and kinds.


    In connection with investment policy (B) above, the Fund's present intentions with respect to its investments in commodities and commodities contracts are set forth in the Fund's Prospectus and elsewhere in this SAI. The Fund would make other types of investments in commodities and commodities contracts only if and when the Trustees determine such activity is appropriate; any such additional investment activity will be disclosed in the Fund's Prospectus or SAI or in an amendment to either of them.

    The Fund has adopted the following policies which may be changed without shareholder approval. The Fund currently does not intend to purchase the securities of any one issuer (other than securities or obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result of such purchase, more than 10% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer; this policy does not apply to or limit the Fund's investments in certificates of deposit, bankers' acceptances or time deposits of banking and thrift institutions. The Fund may not invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust, or their delegate, determines to be liquid. The Fund will not purchase warrants if, as a result of such purchase, more than 5% of the Fund's net assets, taken at current value, would be invested in warrants, and the value of such warrants which are not listed on the New York or American Stock Exchange may not exceed 2% of the Fund's net assets; this policy does not apply to or restrict warrants acquired by the Fund in units or attached to securities, inasmuch as such warrants are deemed to be without value. The Fund will not purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, under normal circumstances the Fund will maintain at least 65% of its total assets in natural resource related investments or in asset-related securities. Moreover, the Fund must always be in compliance with the borrowing policies set forth above.

                            TRUSTEES AND OFFICERS
    The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of Eaton Vance Management; Eaton Vance's wholly-owned subdisiary, Boston Management and Research ("BMR"); Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees who are "interested persons" of the Fund, Eaton Vance, BMR, EVC or EV, as defined in the 1940 Act, by virtue of their affiliation with any one or more of the Fund, Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

JAMES B. HAWKES (55), President and Trustee*
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988; Chairman of the Board of Newspapers of New England, Inc., since 1983. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02134

NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms. Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110

JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

WILLIAM D. BURT (58), Vice President
Vice President of Eaton Vance, BMR and EV since November 1994; formerly Vice
  President of The Boston Company (1990-1994). Mr. Burt was elected Vice President of the Trust on June 19, 1995.

M. DOZIER GARDNER (63), Vice President
President and Chief Executive Officer of Eaton Vance, BMR, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

BARCLAY TITTMANN (64), Vice President
Vice President of Eaton Vance, BMR and EV since October 1993; formerly Vice
  President of Invesco Management and Research (1970-1993). Mr. Tittmann was elected Vice President of the Trust on June 19, 1995.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various other investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995.

    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.

    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust. The Audit Committee's functions include making recommendations to the Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian, transfer agent and dividend disbursing agent of the Fund.

    The fees and expenses of those Trustees of the Trust who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust). (The Trustees of the Trust who are members of the Eaton Vance organization receive no compensation from the Fund.) During the fiscal year ended August 31, 1996, the noninterested Trustees of the Trust received the following compensation in their capacities as Trustees from the Fund and, for the year ended September 30, 1996 earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1) :


                                     AGGREGATE        TOTAL COMPENSATION
                                    COMPENSATION        FROM TRUST AND
NAME                                 FROM FUND           FUND COMPLEX
----                                ------------      ------------------
Donald R. Dwight ...............       $34(2)            $142,500(4)
Samuel L. Hayes, III ...........        32(3)             153,750(5)
Norton H. Reamer ...............        31                142,500
John L. Thorndike ..............        32                147,500
Jack L. Treynor ................        34                147,500

(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $13 of deferred compensation.
(3) Includes $10 of deferred compensation.
(4) Includes $42,500 of deferred compensation.
(5) Includes $37,500 of deferred compensation.

    Trustees of the Trust that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Trust in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Fund's assets, liabilities, and net income per share, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Trust does not have a retirement plan for its Trustees.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     As at November 30, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 30, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 17.1% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              INVESTMENT ADVISER
    The Trust on behalf of the Fund engages Eaton Vance as investment adviser pursuant to an Investment Advisory Agreement (the "Agreement") originally made on October 21, 1987 and re-executed on November 1, 1990. Eaton Vance or its affiliates acts as investment adviser to investment comanies and various individual and institutional clients with combined assets under management of over $16 billion. Eaton Vance is a wholly-owned subsidiary of EVC, a publicly held holding company.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment- grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division covers stocks ranging from blue chip to emerging growth companies.

    Eaton Vance is among the oldest mutual funds organizations in the country. As an experienced mutual fund provider, Eaton Vance has contributed to making the securities market more widely accessible to investors. Eaton Vance equity funds provide a way to take advantage of the potentially higher returns of individual stocks. Eaton Vance has a staff of more than 25 investment professionals specializing in security analysis and equity management.

    The Eaton Vance investment process stresses intensive fundamental research. Portfolios are built on a stock-by-stock basis and the process includes visits to companies under consideration. The process also focuses on well-managed companies with the following characteristics: strong underlying value or franchise; solid earnings growth; steady cash flow, strong balance sheet; innovative products or services; potential for sustained growth; seasoned, creative management; or ability to survive variable market conditions.

    By investing in diversified portfolios and employing prudent and professional management, Eaton Vance mutual funds can provide attractive return, while exposing shareholders to less risk than if they were to build investment portfolios on their own. Eaton Vance employs rigorous buy and sell disciplines. For instance, purchases are made with an eye to both relative and absolute growth rates and price-earning ratios, and sales are made when a stock is fully valued, fundamentals deteriorate, management fails to execute its strategy, or more attractive alternatives are available.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experience team of investment professionals that began working together in the mid-1980s. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Bombay. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your short- and long-term financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can help you decide when to buy, sell or persevere with your investments. A professional investment representative can provide you with tailored financial advice.

    Eaton Vance manages the investments and affairs of the Fund subject to the supervision of the Trust's Board of Trustees. Eaton Vance furnishes to the Fund investment advice and assistance, administrative services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities, and has arranged for certain members of the Eaton Vance organization to serve without salary as officers or Trustees of the Trust. The Fund is responsible for all expenses not expressly stated to be payable by Eaton Vance under the Investment Advisory Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining the Fund's net asset value and keeping its books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements, and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; and compensation and expenses of Trustees not affiliated with Eaton Vance. The Fund will also bear expenses incurred in connection with litigation in which the Fund is a party and any legal obligation the Fund may have to indemnify the Trust's officers and Trustees with respect thereto, to the extent not covered by insurance.

    The Fund pays Eaton Vance as compensation under the Agreement a monthly fee based on average daily net assets as follows:

             AVERAGE DAILY NET           ANNUALIZED FEE RATE    MONTHLY FEE RATE
           ASSETS FOR THE MONTH           (FOR EACH LEVEL)      (FOR EACH LEVEL)
           --------------------          -------------------    ----------------
Up to $500 million ......................     0.7500%             1/16  of 1%
$500 million but less than $1 billion ...     0.6875%            11/192 of 1%
$1 billion but less than $1.5 billion ...     0.6250%             5/96  of 1%
$1.5 billion but less than $2 billion ...     0.5625%             3/64  of 1%
$2 billion but less than $3 billion .....     0.5000%             1/24  of 1%
$3 billion and over .....................     0.4375%             7/192 of 1%

    As at August 31, 1996, the Fund had net assets of $20,128,782. For the fiscal year ended August 31, 1996, the Fund paid Eaton Vance advisory fees of $114,803 (equivalent to 0.75% of the Fund's average daily net assets for such year). For the fiscal year ended August 31, 1995, the Fund paid Eaton Vance advisory fees of $92,809 (equivalent to 0.75% (annualized) of the Fund's average daily net assets for such period). For the fiscal year ended September 30, 1994, the Fund paid Eaton Vance advisory fees of $70,439 (equivalent to 0.75% of the Fund's average daily net assets for such year).

    The Agreement with Eaton Vance remains in effect until February 28, 1997. It may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees who are not interested persons of the Trust or of Eaton Vance cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Fund, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that Eaton Vance may render services to others. The Agreement also provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Agreement on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund or to any shareholder for any act or omission in the course of or connected with rendering services or for any losses sustained in the purchase, holding or sale of any security.

    Eaton Vance and EV are both wholly-owned subsidiaries of EVC. BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G. L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman, Mr. Gardner is vice chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires on December 31, 1997, the Voting Trustees of which are Messrs. Clay, Gardner, Hawkes, Rowland and Thomas
E. Faust, Jr. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers or officers and Directors of EVC and EV. As of January 1, 1997, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts, and Messrs. Rowland and Faust owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Gardner, Hawkes and Otis who are officers or Trustees of the Trust are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Burt, Murphy, O'Connor, Tittmann and Woodbury, and Ms. Sanders, are officers of the Trust, and are also members of the Eaton Vance, BMR and EV organizations. Eaton Vance will receive the fees paid under the Agreement.

    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in precious metal mining venture investment and management. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the Fund's custodian, IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

                                  CUSTODIAN
    IBT, 89 South Street, Boston, Massachusetts acts as custodian for the Fund. IBT has the custody of all cash and securities of the Fund, maintains the Fund's general ledger and computes the daily per share net asset value. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Fund's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Fund. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for the cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission, for which it receives a separate fee. Landon T. Clay, a Director of EVC and an officer, Trustee or Director of other entities in the Eaton Vance organization, owns approximately 13% of the voting stock of Investors Financial Services Corp., the holding company parent of IBT. Management believes that such ownership does not create an affiliated person relationship between the Fund and IBT under the 1940 Act.

                            SERVICE FOR WITHDRAWAL
    The Transfer Agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services -- Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, although they are a return of principal, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.

                       DETERMINATION OF NET ASSET VALUE
    Shares of the Fund are offered and sold at their net asset value. For a description of how the Fund values its shares, see "Valuing Fund Shares" in the Fund's current Prospectus. The Fund will be closed for business and will not price its shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    The Trustees of the Trust have established the following procedures for the valuation of the Fund's assets. Marketable securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or if there were no sales at the mean between the closing bid and asked prices therefor on such exchanges or System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option contract is valued at last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked price. Futures positions on securities or currencies are generally valued at closing settlement prices. Direct placement securities and securities of venture capital companies, except as provided below, are taken at fair value as determined in good faith by or pursuant to procedures established by the Trustees. Direct placement securities and securities of former venture capital companies which are readily marketable are considered marketable securities.

    Short term debt securities are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.


    Generally, trading in the foreign securities owned by the Fund is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value (unless the Fund deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Fund will be valued in U.S. dollars.


    Physical commodities, including bullion, will generally be valued at fair value based on prevailing market prices.


                            INVESTMENT PERFORMANCE
    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period, a complete redemption of the investment and the deduction of the CDSC at the end of the period.

    Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (net asset value) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of Fund shares outstanding and entitled to receive distributions during the period. This yield figure does not reflect the deduction of any CDSCs which are imposed upon certain redemptions at the rates set forth under "How to Redeem Fund Shares" in the Fund's current Prospectus.

    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the life of the Fund from October 21, 1987 through August 31, 1996, and the one- and five-year periods ended August 31, 1996.

                         VALUE OF A $1,000 INVESTMENT

                                         VALUE BEFORE      VALUE AFTER       TOTAL RETURN BEFORE            TOTAL RETURN AFTER
                                         DEDUCTING THE    DEDUCTING THE   DEDUCTING THE MAXIMUM CDSC    DEDUCTING THE MAXIMUM CDSC**
 INVESTMENT    INVESTMENT    AMOUNT OF    MAXIMUM CDSC    MAXIMUM CDSC    --------------------------    ----------------------------
   PERIOD         DATE      INVESTMENT     ON 8/31/96     ON 8/31/96**     CUMULATIVE   ANNUALIZED      CUMULATIVE     ANNUALIZED
 ----------    ----------   ----------   -------------    -------------   -----------   -----------     ----------     ----------
Life of
the Fund***     10/21/87*     $1,000       $3,079.66        $3,079.66        207.97%      13.52%          207.97%        13.52%
5 Years
Ended
8/31/96***       8/31/91      $1,000       $2,204.29        $2,184.29        120.43%      17.13%          118.43%        16.91%
1 Year
Ended
8/31/96          8/31/95      $1,000       $1,396.87        $1,346.87         39.69%      39.69%           34.69%        34.69%

     Past performance is not indicative of future results. Investment return and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

----------
  * Investment operations began on October 21, 1987.
 ** No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.
*** If a portion of the Fund's expenses had not been subsidized, the Fund would have had lower returns.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic securities indices. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. In addition, evaluations of the Fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. The Fund may also include information about the Fund's portfolio allocation and holdings in such advertisements and other material.


    Information (including charts and illustrations) relating to inflation and the effects of inflation on the dollar may be included in advertisements and other material furnished to present and prospective shareholders. Such information may reflect the change in the net asset value of a hypothetical investment in the Fund over a specified time period and compare it to an inflationary measure, such as the Consumer Price Index (which is computed by the Bureau of Labor Statistics of the U.S. Department of Labor).


    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

        - cost associated with aging parents;
        - funding a college education (including its actual and estimated cost);
        - health care expenses (including actual and projected expenses);
        - long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
        - retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.

    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.

                                    TAXES
FEDERAL INCOME TAXES
    See "Distributions and Taxes" in the Fund's current Prospectus.

    Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute its net investment income (including tax-exempt income) and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. The Fund so qualified for its fiscal year ended August 31, 1996.

    In order to avoid Federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided the Fund qualifies as a RIC for federal income tax purposes, the Fund is not liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.


    The Fund's transactions in options, futures contracts, forward contracts and certain other transactions involving foreign exchange gain or loss will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. For example, the tax treatment of many types of options, futures contracts and forward contracts entered into by the Fund will be governed by Section 1256 of the Code. Absent a tax election for "mixed straddles" (see below), each such position held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out on such day), and any resulting gain or loss, except for certain currency-related positions, will generally be treated as 60% long-term and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions. When the Fund holds an option or contract governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of the Fund not governed by Section 1256 (as might occur in some hedging transactions), this combination of positions could be a "mixed straddle" which is generally subject to special tax rules requiring deferral of losses and other adjustments in addition to being subject in part to Section 1256. The Fund may make certain tax elections for its "mixed straddles" which could alter certain effects of these rules. In order to qualify as a RIC for federal income tax purposes, the Fund must derive less than 30% of its annual gross income from the sale or other disposition of securities and certain other investments held for less than three months and will limit its activities in options, futures contracts and forward contracts to the extent necessary to comply with this requirement.

    The Fund may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from securities of foreign issuers and may be able to pass such taxes through to shareholders along with foreign tax credits or deductions relating to these taxes. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. Certain foreign exchange gains and losses realized by the Fund will be treated as ordinary income and losses. Certain uses of foreign currency and options, futures or forward contracts thereon and investment by the Fund in the stock of certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to avoid imposition of a tax on the Fund.

    The Fund's investments, if any, in securities issued with original issue discount (possibly including certain asset-related securities) or securities acquired at a market discount (if an election is made to include accrued market discount in current income) will cause it to realize income prior to the receipt of cash payments with respect to these securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

    The portion of distributions made by the Fund which is attributable to dividends received by the Fund from U.S. domestic corporations may qualify for the dividends-received deduction for corporations. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the Federal income tax law and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the deduction may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the dividends-received deduction may give rise to (or increase) an alternative minimum tax for corporations depending upon the shareholder's particular tax situation.

    Distributions by the Fund of net investment income, the excess of net short-term capital gain over net long-term capital loss, and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Distributions of the excess of net long-term capital gain over net short-term capital loss (including any capital losses carried forward from prior years) are taxable to shareholders as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares of the Fund have been held.

    Any loss realized upon the redemption or exchange of shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules if other shares of the Fund are purchased (whether through reinvestment of dividends or otherwise) within the 30 days before or after such disposition.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's dividends and distributions and the proceeds of redemptions (including repurchases and exchanges), at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.

    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.


    Special tax rules apply to Individual Retirement Accounts ("IRAs") and other retirement plans and persons investing through such plans should consult their tax advisers for more information. The deductibility of such contributions may be restricted or eliminated for particular shareholders.

    The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.


                            PRINCIPAL UNDERWRITER
    Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to Authorized Firms or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and paid the Principal Underwriter $587.50 for the fiscal year ended August 31, 1996 (being $2.50 for each repurchase transaction handled by the Principal Underwriter). The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund.

                              DISTRIBUTION PLAN
    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.


    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of
 .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Fund, the expenses of the Fund accrued on such day, income on portfolio investments of the Fund accrued on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distribution Charges under the Fund's Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares pursuant to the exchange privilege which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Fund's Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to Eaton Vance) resulting from sale of Fund shares and through amounts paid to the Principal Underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts theretofore received by the Principal Underwriter pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    During the fiscal year ended August 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $148,206 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the Principal Underwriter aggregating $114,803 and the Principal Underwriter received approximately $109,300 in CDSCs imposed on early redeeming shareholders. The sales commissions and CDSCs paid to the Principal Underwriter reduced Uncovered Distribution Charges under the Plan. As at August 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $449,702 (which amount was equivalent to 2.2% of the Fund's net assets on such date). During the fiscal year ended August 31, 1996, the Fund paid or accrued service fees under the Plan aggregating $25,896, of which $25,392 was paid to Authorized Firms and the balance of which was retained by the Principal Underwriter.

    The Plan continues in effect through and including April 28, 1997, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and Distribution Agreement may be terminated at any time by vote of a majority of the Rule 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan, the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.

    The Trustees of the Trust believe that the Plan will be a significant factor in the growth of the Fund's assets, resulting in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to the Principal Underwriter and Authorized Firms under the Plan provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.


                       PORTFOLIO SECURITY TRANSACTIONS
    Decisions concerning the execution of Fund portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance. Eaton Vance is also responsible for the execution of transactions for all other accounts managed by it.

    Eaton Vance places the portfolio transactions of the Fund and of all other accounts managed by it for execution with many broker-dealer firms. Eaton Vance uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Fund and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, Eaton Vance will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in other transactions, and the reasonableness of the commission or spread, if any. Transactions on United States stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Fund usually includes an undisclosed dealer markup or markdown. In an underwritten offering, the price paid by the Fund often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio security transactions will, in the judgment of Eaton Vance, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Fund and Eaton Vance's other clients for providing brokerage and research services to Eaton Vance.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Fund may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Eaton Vance determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which Eaton Vance and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, Eaton Vance will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) and the "Research Services" referred to in the next paragraph.


    It is a common practice in the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Eaton Vance receives Research Services from many broker-dealer firms with which Eaton Vance places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by Eaton Vance in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to Eaton Vance in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Fund is not reduced because Eaton Vance receives such Research Services. Eaton Vance evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which Eaton Vance believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that Eaton Vance shall use its best efforts to seek to execute Fund portfolio security transactions at advantageous prices and at reasonably competitive commission rates or spreads, Eaton Vance is authorized to consider as a factor in the selection of any broker-dealer firm with whom Fund portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Fund may also be appropriate for other investment accounts managed by Eaton Vance or its affiliates. Eaton Vance will attempt to allocate in a manner it deems equitable portfolio security transactions among the Fund and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Fund and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Fund and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such accounts, the size of investment commitments generally held by the Fund and such accounts and the opinions of the persons responsible for recommending investments to the Fund and such accounts. However, there may be instances when the Fund will not participate in a securities transaction that is allocated among other accounts. While these procedures could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits available from the Eaton Vance organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

    During the fiscal year ended August 31, 1996 the Fund paid brokerage commissions of $53,969, on portfolio security transactions, of which approximately $34,051 was paid in respect of portfolio security transactions aggregating approximately $9,449,706 to firms which provided some research services to Eaton Vance or its affiliates (although many of such firms may have been selected in any particular transactions primarily because of their execution capabilities). During the fiscal years ended August 31, 1995 and September 30, 1994, the Fund paid brokerage commissions of $30,126 and $19,482, respectively.

                              OTHER INFORMATION
    On August 18, 1992 the Trust changed its name from Eaton Vance Growth Fund to Eaton Vance Growth Trust. The Trust is a Massachusetts business trust established in 1989 as the successor to Eaton Vance Growth Fund, Inc., a Massachusetts corporation. On August 31, 1995, the Fund was reorganized as a series of the Trust. Prior thereto, the Fund was a Massachusetts business trust established in 1987, originally called Eaton Vance Natural Resources Trust. The Fund changed its name to EV Marathon Gold & Natural Resources Fund on April 1, 1994.

    Eaton Vance, pursuant to the Investment Advisory Agreement, controls the use of the words "Eaton Vance" or "EV" in the Fund's name and may use the words "Eaton Vance" and "EV" in other connections and for other purposes. Eaton Vance may require the Fund to cease using such words in its name if Eaton Vance or any other subsidiary or affiliate of Eaton Vance ceases to act as investment adviser of the Fund.

    The Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of federal laws or regulations. The Trust's By-Laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

    Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of the Fund shareholders, and the Trust's By-Laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the Trust's By-Laws also provide for indemnification out of the property of the Fund of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholders's risk of personal liability, is extremely remote.


    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-Laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Trust's By-Laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-Laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting.


    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.

                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
     Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SAI. An Internal Revenue Service ruling requires that sales commissions paid by the Fund pursuant to its Distribution Plan be expensed for tax purposes (rather than charged to paid-in capital as the Fund has done in the past). The Fund changed its tax accounting practice to conform to the ruling on November 16, 1994. The change will have no effect on the Fund's current yield or total return.

                             FINANCIAL STATEMENTS
    The financial statements of the Fund, which are included in the Fund's Annual Report to Shareholders, are incorporated by reference into this SAI and have been so incorporated in reliance on the report of Deloitte & Touche LLP, independent certified public accountants, as experts in accounting and auditing. A copy of the Fund's most recent Annual Report accompanies this SAI.

    Registrant incorporates by reference the audited financial information for the Fund for the fiscal year ended August 31, 1996, as previously filed with the Commission (Accession No. 0000950135-96-000833).

[Logo]
================
EATON VANCE
    Mutual Funds


EV MARATHON GOLD &

NATURAL RESOURCES FUND


STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997



EV MARATHON GOLD &
NATURAL RESOURCES FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street,
Boston, MA 02110 (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123
Westborough, MA 01581-5123 (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


                                                                           NRSAI

                                    PART C

                              OTHER INFORMATION

ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS


        INCLUDED IN PART A FOR THE FUNDS LISTED BELOW ARE "FINANCIAL HIGHLIGHTS"
          FROM THE DATE INDICATED TO THE FISCAL YEAR ENDED AUGUST 31, 1996:
            EV Classic Greater China Growth Fund (start of business December 28, 1993)
            EV Marathon Greater China Growth Fund (start of business June 7, 1993)
            EV Traditional Greater China Growth Fund (start of business October 28, 1992)
            EV Classic Growth Fund (start of business November 7, 1994)
            EV Marathon Growth Fund (start of business September 13, 1994)
            EV Traditional Growth Fund (ten years ended August 31, 1996)
            EV Classic Information Age Fund (start of business November 22, 1995)
            EV Marathon Information Age Fund (start of business September 18, 1995)
            EV Traditional Information Age Fund (start of business September 18, 1995)
            EV Marathon Gold & Natural Resources Fund (start of business October 21, 1987)

        INCORPORATED BY REFERENCE INTO PART B ARE THE FINANCIAL STATEMENTS CONTAINED
          IN THE ANNUAL REPORTS FOR THE FUNDS LISTED BELOW, EACH DATED AUGUST 31,
          1996 (WHICH WERE PREVIOUSLY FILED ELECTRONICALLY PURSUANT TO SECTION 30(B)
          (2) OF THE INVESTMENT COMPANY ACT OF 1940):

  EV Classic Greater China Growth Fund                       EV Traditional Growth Fund
    (Accession No. 0000928816-96-000327)                       (Accession No. 0000950156-96-000841)
  EV Marathon Greater China Growth Fund                      EV Classic Information Age Fund
    (Accession No. 0000928816-96-000318)                       (Accession No. 0000928816-96-000323)
  EV Traditional Greater China Growth Fund                   EV Marathon Information Age Fund
    (Accession No. 0000928816-96-000317)                       (Accession No. 0000928816-96-000325)
  EV Classic Growth Fund                                     EV Traditional Information Age Fund
    (Accession No. 0000950156-96-000844)                       (Accession No. 0000928816-96-000320)
  EV Marathon Growth Fund                                    EV Marathon Gold & Natural Resources Fund
    (Accession No. 0000950156-96-000843)                       (Accession No. 0000950156-96-000833)

                  THE FINANCIAL STATEMENTS CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS FOLLOWS:

                            Portfolio of Investments (for EV Marathon Gold & Natural Resources Fund only)
                            Statement of Assets and Liabilities
                            Statement of Operations
                            Statements of Changes in Net Assets
                            Financial Highlights
                            Notes to Financial Statements
                            Independent Auditors' Report

                ALSO INCORPORATED BY REFERENCE INTO PART B ARE THE FOLLOWING FINANCIAL STATEMENTS OF GREATER
                CHINA GROWTH PORTFOLIO, GROWTH PORTFOLIO AND INFORMATION AGE PORTFOLIO, WHICH ARE CONTAINED IN
                THE ANNUAL REPORTS DATED AUGUST 31, 1996 OF THE CORRESPONDING FUNDS:

                  THE FINANCIAL STATEMENTS FOR EACH PORTFOLIO CONTAINED IN EACH FUND'S ANNUAL REPORT ARE AS
                FOLLOWS:

                            Portfolio of Investments
                            Statement of Assets and Liabilities
                            Statement of Operations
                            Statement of Changes in Net Assets
                            Supplementary Data
                            Notes to Financial Statements
                            Independent Auditors' Report

                ALSO INCLUDED IN PART B OF THE ASIAN SMALL COMPANIES FUNDS ARE THE FOLLOWING FINANCIAL
                STATEMENTS:

                  For EV Marathon Asian Small Companies Fund:

                        Statement of Assets and Liabilities as of August 31, 1996
                        Independent Auditors' Report

                  For EV Traditional Asian Small Companies Fund:

                        Statement of Assets and Liabilities as of August 31, 1996
                        Independent Auditors' Report

                  For Asian Small Companies Portfolio:

                        Statement of Assets and Liabilities as of August 31, 1996
                        Independent Auditors' Report

  (B) EXHIBITS:

   (1)(a)            Declaration of Trust dated May 25, 1989 filed as Exhibit (1)(a) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.

      (b)            Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to
                     Post-Effective Amendment No. 59 and incorporated herein by reference.

      (c)            Amendment and Restatement of Establishment and Designation of Series of Shares dated
                     June 24, 1996 filed herewith.

   (2)(a)            By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (b)            Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.


   (3)               Not applicable

   (4)               Not applicable


   (5)(a)            Investment Advisory Agreement with Eaton Vance Management for EV Marathon Gold &
                     Natural Resources Fund dated August 15, 1995 filed as Exhibit (5)(a) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.

      (b)            Management Contract with Eaton Vance Management for Eaton Vance Greater China Growth
                     Fund filed as Exhibit (5)(b) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (c)            Management Contract with Eaton Vance Management for EV Marathon Greater China Growth
                     Fund dated June 7, 1993 filed as Exhibit (5)(c) to Post-Effective Amendment No. 59 and
                     incorporated herein by reference.

      (d)            Management Contract with Eaton Vance Management for EV Classic Greater China Growth
                     Fund dated December 17, 1993 filed as Exhibit (5)(d) to Post-Effective Amendment No.
                     59 and incorporated herein by reference.

      (e)            Management Contract with Eaton Vance Management for EV Marathon Information Age Fund
                     filed as Exhibit (5)(e) to Post-Effective Amendment No. 61 and incorporated herein by reference.

      (f)            Management Contract with Eaton Vance Management for EV Traditional Information Age
                     Fund filed as Exhibit (5)(f) to Post-Effective Amendment No. 61 and incorporated herein by reference.

      (g)            Management Contract with Eaton Vance Management for EV Classic Information Age Fund
                     filed as Exhibit (5)(g) to Post-Effective Amendment No. 61 and incorporated herein by reference.

      (h)            Management Contract with Eaton Vance Management for EV Marathon Asian Small Companies
                     Fund filed as Exhibit (5)(h) to Post-Effective Amendment No. 64 and incorporated herein by reference.

      (i)            Management Contract with Eaton Vance Management for EV Traditional Asian Small
                     Companies Fund filed as Exhibit (5)(i) to Post-Effective Amendment No. 64 and
                     incorporated herein by reference.

      (j)            Management Contract with Eaton Vance Management for EV Marathon Worldwide Health
                     Sciences Fund filed as Exhibit (5)(j) to Post-Effective Amendment No. 64 and
                     incorporated herein by reference.

   (6)(a)(1)         Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached
                     Schedule A effective November 1, 1996) filed herewith.

      (a)(2)         Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached
                     Schedule A effective November 1, 1996) filed herewith.

      (a)(3)         Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. effective November 1, 1996 (with attached
                     Schedule A effective November 1, 1996) filed herewith.

      (b)            Selling  Group Agreements between Eaton Vance Distributors, Inc. and Authorized Firms filed as Exhibit (6)(b) to Post-Effective Amendment No. 61 and incorporated herein by reference.

      (c)            Schedule of Dealer Discounts and Sales Charges filed as Exhibit (6)(c) to Post-
                     Effective Amendment No. 59 and incorporated herein by reference.

   (7)               The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No.
                     IC-20671 (November 1, 1994).

   (8)(a)            Custodian Agreement with Investors Bank & Trust Company dated November 7, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (b)            Amendment to Custodian Agreement witn Investors Bank & Trust Company dated October 23,
                     1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 61 and incorporated herein by reference.

   (9)(a)            Administrative Services Agreement with Eaton Vance Management for EV Traditional
                     Growth Fund filed as Exhibit (9)(a) to Post-Effective Amendment No. 59 and
                     incorporated herein by reference.

      (b)            Administrative Services Agreement with Eaton Vance Management for EV Classic Growth
                     Fund filed as Exhibit (9)(b) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (c)            Administrative Services Agreement with Eaton Vance Management for EV Marathon Growth
                     Fund filed as Exhibit (9)(c) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (d)            Transfer Agency Agreement dated June 7, 1989 filed herewith.

      (e)            Amendment to Transfer Agency Agreement dated February 1, 1993 filed herewith.

  (10)               Opinion of Counsel filed herewith.

  (11)(a)            Consent of Independent Auditors for EV Marathon Asian Small Companies Fund filed herewith.

      (b)            Consent of Independent Auditors for EV Traditional Asian Small Companies Fund filed herewith.

      (c)            Consent of Independent Auditors for EV Classic Greater China Growth Fund filed herewith.

      (d)            Consent of Independent Auditors for EV Marathon Greater China Growth Fund filed herewith.

      (e)            Consent of Independent Auditors for EV Traditional Greater China Growth Fund filed herewith.

      (f)            Consent of Independent Accountants for EV Classic Growth Fund filed herewith.

      (g)            Consent of Independent Accountants for EV Marathon Growth Fund filed herewith.

      (h)            Consent of Independent Accountants for EV Traditional Growth Fund filed herewith.

      (i)            Consent of Independent Accountants for EV Classic Information Age Fund filed herewith.

      (j)            Consent of Independent Accountants for EV Marathon Information Age Fund filed herewith.

      (k)            Consent of Independent Accountants for EV Traditional Information Age Fund filed herewith.

      (l)            Consent of Chartered Accountants for Information Age Portfolio filed herewith.

      (m)            Consent of Independent Auditors for EV Marathon Gold & Natural Resources Fund filed herewith.

  (12)               Not applicable


  (13)               Not applicable


  (14)   (1)         Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption
                     Agreement and instructions filed as Exhibit (8)(b)(1) to Post-Effective Amendment No.
                     28 and incorporated herein by reference.

         (2)         Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with
                     Adoption Agreements: (1) Basic Profit-Sharing Retirement Plan; (2) Basic Money
                     Purchase Pension Plan; (3) Thrift Plan Qualifying as Profit-Sharing Plan; (4) Thrift
                     Plan Qualifying as Money Purchase Plan; (5) Integrated Profit-Sharing Retirement Plan
                     and (6) Integrated Money Purchase Pension Plan filed as Exhibit (14)(2) to Post-
                     Effective Amendment No. 29 and incorporated herein by reference.

         (3)         Individual Retirement Custodian Account (Form 5305A) and Instructions filed as Exhibit
                     18 to Post-Effective Amendment No. 24 on Form S-5, File #2-22019  and incorporated herein by reference.

  (15)(a)            Service Plan dated July 7, 1993 pursuant to Rule 12b-1 under the Investment Company
                     Act of 1940 for EV Traditional Growth Fund filed as Exhibit (15)(a) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.

      (b)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     Eaton Vance Greater China Growth Fund filed as Exhibit (15)(b) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.

      (c)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Marathon Greater China Growth Fund dated June 7, 1993 filed as Exhibit (15)(c) to
                     Post-Effective Amendment No. 59 and incorporated herein by reference.

      (d)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Classic Greater China Growth Fund filed as Exhibit (15)(d) to Post-Effective
                     Amendment No. 59 and incorporated herein by reference.

      (e)            Distribution Plan for EV Classic Growth Fund pursuant to Rule 12b-1 under the
                     Investment Company Act of 1940 filed as Exhibit (15)(e) to Post-Effective Amendment
                     No. 59 and incorporated herein by reference.

      (f)            Distribution Plan for EV Marathon Growth Fund pursuant to Rule 12b-1 under the
                     Investment Company Act of 1940 filed as Exhibit (15)(f) to Post-Effective Amendment
                     No. 59 and incorporated herein by reference.

      (g)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, for
                     EV Marathon Information Age Fund filed as Exhibit (15)(g) to Post-Effective Amendment
                     No. 61 and incorporated herein by reference.

      (h)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Traditional Information Age Fund filed as Exhibit (15)(h) to Post-Effective
                     Amendment No. 61 and incorporated herein by reference.

      (i)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Marathon Gold & Natural Resources Fund dated June 19, 1995 filed as Exhibit (15)(i)
                     to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (j)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Classic Information Age Fund filed as Exhibit (15)(j) to Post-Effective Amendment
                     No. 61 and incorporated herein by reference.

      (k)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Marathon Asian Small Companies Fund filed as Exhibit (15)(k) to Post-Effective
                     Amendment No. 65 and incorporated herein by reference.

      (l)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Traditional Asian Small Companies Fund filed as Exhibit (15)(l) to Post-Effective
                     Amendment No. 65 and incorporated herein by reference.

      (m)            Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for
                     EV Marathon Worldwide Health Sciences Fund filed as Exhibit (15)(m) to Post-Effective
                     Amendment No. 65 and incorporated herein by reference.

      (n)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Asian Small Companies Fund adopted June 24, 1996 filed herewith.

      (o)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional
                     Asian Small Companies Fund adopted June 24, 1996 filed herewith.

      (p)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Gold & Natural Resources Fund adopted June 24, 1996 filed herewith.

      (q)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic
                     Greater China Growth Fund adopted June 24, 1996 filed herewith.

      (r)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Greater China Growth Fund adopted June 24, 1996 filed herewith.

      (s)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional
                     Greater China Growth Fund adopted June 24, 1996 filed herewith.

      (t)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic
                     Growth Fund adopted June 24, 1996 filed herewith.

      (u)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Growth Fund adopted June 24, 1996 filed herewith.

      (v)            Amendment to Service Plan of Eaton Vance Growth Trust on behalf of EV Traditional
                     Growth Fund adopted June 24, 1996 filed herewith.

      (w)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic
                     Information Age Fund adopted June 24, 1996 filed herewith.

      (x)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Information Age Fund adopted June 24, 1996 filed herewith.

      (y)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional
                     Information Age Fund adopted June 24, 1996 filed herewith.

      (z)            Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon
                     Worldwide Health Sciences Fund adopted June 24, 1996 filed herewith.

  (16)               Schedules for Computation of Performance Quotations filed herewith.

  (17)(a)            Power of Attorney dated August 7, 1995 for Eaton Vance Growth Trust filed as Exhibit
                     (17)(a) to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (b)            Power of Attorney dated August 7, 1995 for Growth Portfolio filed as Exhibit (17)(b)
                     to Post-Effective Amendment No. 59 and incorporated herein by reference.

      (c)            Power of Attorney dated June 24, 1996 for Information Age Portfolio filed herewith.

      (d)            Power of Attorney dated June 24, 1996 for Asian Small Companies Portfolio filed as
                     Exhibit (17)(d) to Post-Effective Amendment No. 64 and incorporated herein by reference.

      (e)            Power of Attorney dated June 24, 1996 for Greater China Growth Portfolio filed as
                     Exhibit (17)(e) to Post-Effective Amendment No. 64 and incorporated herein by reference.

      (f)            Power of Attorney dated June 24, 1996 for Worldwide Health Sciences Portfolio filed as
                     Exhibit (17)(f) to Post-Effective Amendment No. 64 and incorporated herein by reference.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES
                                                             (2)
                                                      NUMBER OF RECORD
                (1)                                     HOLDERS AS OF
          TITLE OF CLASS                              NOVEMBER 29, 1996
          --------------                              -----------------


    Shares of beneficial interest without par value


  EV Marathon Asian Small Companies Fund                         2
  EV Traditional Asian Small Companies Fund                      2
  EV Classic Greater China Growth Fund                       1,208
  EV Marathon Greater China Growth Fund                     23,564
  EV Traditional Greater China Growth Fund                  15,878
  EV Classic Growth Fund                                        59
  EV Marathon Growth Fund                                      519
  EV Traditional Growth Fund                                10,281
  EV Marathon Gold & Natural Resources Fund                  1,478
  EV Classic Information Age Fund                               79
  EV Marathon Information Age Fund                           1,916
  EV Traditional Information Age Fund                        1,062
  EV Marathon Worldwide Health Sciences Fund                   544


ITEM 27.  INDEMNIFICATION


    Article XIV of the Trust's Declaration of Trust, dated May 25, 1989, as amended, permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Reference is made to the information set forth under the caption "Investment Adviser and Administrator", "Management of the Fund and the Portfolio", "Management of the Fund" or "Investment Adviser" in the Statement of Additional Information, which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITER

    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:


EV Classic California Municipals Fund                   EV Marathon Georgia Municipals Fund
EV Classic Connecticut Municipals Fund                  EV Marathon Gold & Natural Resources Fund
EV Classic Florida Insured Municipals Fund              EV Marathon Government Obligations Fund
EV Classic Florida Limited Maturity                     EV Marathon Greater China Growth Fund
  Municipals Fund                                       EV Marathon Greater India Fund
EV Classic Florida Municipals Fund                      EV Marathon Growth Fund
EV Classic Government Obligations Fund                  EV Marathon Hawaii Municipals Fund
EV Classic Greater China Growth Fund                    EV Marathon High Income Fund
EV Classic Growth Fund                                  EV Marathon High Yield Municipals Fund
EV Classic High Income Fund                             EV Marathon Information Age Fund
EV Classic Information Age Fund                         EV Marathon Investors Fund
EV Classic Investors Fund                               EV Marathon Kansas Municipals Fund
EV Classic Massachusetts Limited Maturity               EV Marathon Kentucky Municipals Fund
  Municipals Fund                                       EV Marathon Louisiana Municipals Fund
EV Classic National Limited Maturity                    EV Marathon Maryland Municipals Fund
  Municipals Fund                                       EV Marathon Massachusetts Limited Maturity
EV Classic National Municipals Fund                       Municipals Fund
EV Classic New Jersey Municipals Fund                   EV Marathon Massachusetts Municipals Fund
EV Classic New York Limited Maturity                    EV Marathon Michigan Limited Maturity
  Municipals Fund                                         Municipals Fund
EV Classic New York Municipals Fund                     EV Marathon Michigan Municipals Fund
EV Classic Pennsylvania Limited                         EV Marathon Minnesota Municipals Fund
  Maturity Municipals Fund                              EV Marathon Mississippi Municipals Fund
EV Classic Pennsylvania Municipals Fund                 EV Marathon Missouri Municipals Fund
EV Classic Senior Floating-Rate Fund                    EV Marathon National Limited Maturity
EV Classic Strategic Income Fund                          Municipals Fund
EV Classic Special Equities Fund                        EV Marathon National Municipals Fund
EV Classic Stock Fund                                   EV Marathon New Jersey Limited Maturity
EV Classic Total Return Fund                              Municipals Fund
EV Marathon Alabama Municipals Fund                     EV Marathon New Jersey Municipals Fund
EV Marathon Arizona Municipals Fund                     EV Marathon New York Limited Maturity
EV Marathon Arkansas Municipals Fund                      Municipals Fund
EV Marathon Asian Small Companies Fund                  EV Marathon New York Municipals Fund
EV Marathon California Limited Maturity                 EV Marathon North Carolina Municipals Fund
  Municipals Fund                                       EV Marathon Ohio Limited Maturity
EV Marathon California Municipals Fund                    Municipals Fund
EV Marathon Colorado Municipals Fund                    EV Marathon Ohio Municipals Fund
EV Marathon Connecticut Limited Maturity                EV Marathon Oregon Municipals Fund
  Municipals Fund                                       EV Marathon Pennsylvania Limited Maturity
EV Marathon Connecticut Municipals Fund                   Municipals Fund
EV Marathon Emerging Markets Fund                       EV Marathon Pennsylvania Municipals Fund
EV Marathon Florida Insured Municipals Fund             EV Marathon Rhode Island Municipals Fund
EV Marathon Florida Limited Maturity                    EV Marathon Strategic Income Fund
  Municipals Fund                                       EV Marathon South Carolina Municipals Fund
EV Marathon Florida Municipals Fund                     EV Marathon Special Equities Fund
EV Marathon Stock Fund                                  EV Traditional Michigan Municipals Fund
EV Marathon Tax-Managed Growth Fund                     EV Traditional Minnesota Municipals Fund
EV Marathon Tennessee Municipals Fund                   EV Traditional Mississippi Municipals Fund
EV Marathon Texas Municipals Fund                       EV Traditional Missouri Municipals Fund
EV Marathon Total Return Fund                           Eaton Vance Municipal Bond Fund L.P.
EV Marathon Virginia Municipals Fund                    EV Traditional National Limited Maturity
EV Marathon West Virginia Municipals Fund                 Municipals Fund
EV Marathon Worldwide Health Sciences Fund              EV Traditional National Municipals Fund
EV Traditional Alabama Municipals Fund                  EV Traditional New Jersey Limited Maturity
EV Traditional Arizona Municipals Fund                    Municipals Fund
EV Traditional Arkansas Municipals Fund                 EV Traditional New Jersey Municipals Fund
EV Traditional Asian Small Companies Fund               EV Traditional New York Limited Maturity
EV Traditional California Limited Maturity                Municipals Fund
  Municipals Fund                                       EV Traditional New York Municipals Fund
EV Traditional California Municipals Fund               EV Traditional North Carolina Municipals Fund
EV Traditional Colorado Municipals Fund                 EV Traditional Ohio Limited Maturity
EV Traditional Connecticut Limited Maturity               Municipals Fund
  Municipals Fund                                       EV Traditional Ohio Municipals Fund
EV Traditional Connecticut Municipals Fund              EV Traditional Oregon Municipals Fund
EV Traditional Emerging Markets Fund                    EV Traditional Pennsylvania Municipals Fund
EV Traditional Florida Insured Municipals Fund          EV Traditional Rhode Island Municipals Fund
EV Traditional Florida Limited Maturity                 EV Traditional South Carolina Municipals Fund
  Municipals Fund                                       EV Traditional Special Equities Fund
EV Traditional Florida Municipals Fund                  EV Traditional Stock Fund
EV Traditional Georgia Municipals Fund                  EV Traditional Tax-Managed Growth Fund
EV Traditional Government Obligations Fund              EV Traditional Tennessee Municipals Fund
EV Traditional Greater China Growth Fund                EV Traditional Texas Municipals Fund
EV Traditional Greater India Fund                       EV Traditional Total Return Fund
EV Traditional Growth Fund                              EV Traditional Virginia Municipals Fund
EV Traditional Hawaii Municipals Fund                   EV Traditional West Virginia Municipals Fund
EV Traditional High Yield Municipals Fund               EV Traditional Worldwide Health
Eaton Vance Income Fund of Boston                         Sciences Fund, Inc.
EV Traditional Information Age Fund                     Eaton Vance Cash Management Fund
EV Traditional Investors Fund                           Eaton Vance Liquid Assets Fund
EV Traditional Kansas Municipals Fund                   Eaton Vance Money Market Fund
EV Traditional Kentucky Municipals Fund                 Eaton Vance Prime Rate Reserves
EV Traditional Louisiana Municipals Fund                Eaton Vance Short-Term Treasury Fund
EV Traditional Maryland Municipals Fund                 Eaton Vance Tax Free Reserves
EV Traditional Massachusetts Municipals Fund            Massachusetts Municipal Bond Portfolio
EV Traditional Michigan Limited Maturity
  Municipals Fund


    (b)

               (1)                                      (2)                                     (3)
       NAME AND PRINCIPAL                      POSITIONS AND OFFICES                   POSITIONS AND OFFICE
        BUSINESS ADDRESS*                    WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
        -----------------                    --------------------------                   ---------------
James B. Hawkes                          Vice President and Director                   President and Trustee
William M. Steul                         Vice President and Director                   None
Wharton P. Whitaker                      President and Director                        None
Chris Berg                               Vice President                                None
Kate Bradshaw                            Vice President                                None
Susan W. Bukima                          Vice President                                None
Jeffrey W. Butterfield                   Vice President                                None
David B. Carle                           Vice President                                None
James S. Comforti                        Vice President                                None
Raymond Cox                              Vice President                                None
Mark P. Doman                            Vice President                                None
Alan R. Dynner                           Vice President                                None
James Foley                              Vice President                                None
Michael A. Foster                        Vice President                                None
William M. Gillen                        Vice President                                None
Hugh S. Gilmartin                        Vice President                                None
Perry D. Hooker                          Vice President                                None
Brian Jacobs                             Senior Vice President                         None
Thomas P. Luka                           Vice President                                None
John Macejka                             Vice President                                None
Timothy D. McCarthy                      Vice President                                None
Joseph T. McMenamin                      Vice President                                None
Morgan C. Mohrman                        Senior Vice President                         None
James A. Naughton                        Vice President                                None
Mark D. Nelson                           Vice President                                None
Linda D. Newkirk                         Vice President                                None
James L. O'Connor                        Vice President                                Treasurer
Thomas Otis                              Secretary and Clerk                           Secretary
George D. Owen, II                       Vice President                                None
F. Anthony Robinson                      Vice President                                None
Jay S. Rosoff                            Vice President                                None
Benjamin A. Rowland, Jr.                 Vice President,                               None
                                           Treasurer and Director
John P. Rynne                            Vice President                                None
Kevin Schrader                           Vice President                                None
George V.F. Schwab, Jr.                  Vice President                                None
Cornelius J. Sullivan                    Vice President                                None
David M. Thill                           Vice President                                None
Chris Volf                               Vice President                                None
Sue Wilder                               Vice President                                None
----------
*Address is 24 Federal Street, Boston, MA 02110


    (c) Not applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of Information Age Portfolio and Worldwide Health Sciences Portfolio (each a "Portfolio") are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor account, Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, King Street West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS


    The Registrant undertakes to file a Post-Effective Amendment on behalf of EV Marathon Asian Small Companies Fund and EV Traditional Asian Small Companies Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 62 (and the commencement of their operations) and on behalf of EV Marathon Worldwide Health Sciences Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 64.


    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of December, 1996.


                                        EATON VANCE GROWTH TRUST

                                        By /s/ JAMES B. HAWKES
                                        --------------------------------------
                                               JAMES B. HAWKES, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                                  TITLE                               DATE
                   ---------                                  -----                               ----


                                                     President, Principal Executive
/s/ JAMES B. HAWKES                                    Officer and Trustee                    December 17, 1996
------------------------------------
    JAMES B. HAWKES

                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer                                December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                                  December 17, 1996
------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                            Trustee                                  December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                                  December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                                  December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                                  December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
     --------------------------------------------------------
        As Attorney-in-fact

                                  SIGNATURES


    Asian Small Companies Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        ASIAN SMALL COMPANIES PORTFOLIO

                                        By HON. ROBERT LLOYD GEORGE*
                                        --------------------------------------
                                           HON. ROBERT LLOYD GEORGE, President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                                  TITLE                               DATE
                   ---------                                  -----                               ----


                                                     President, Principal Executive
    HON. ROBERT LLOYD GEORGE*                          Officer and Trustee                    December 17, 1996
------------------------------------
    HON. ROBERT LLOYD GEORGE

                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer and Trustee                    December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    HON. EDWARD K.Y. CHEN*                           Trustee                                  December 17, 1996
------------------------------------
    HON. EDWARD K.Y. CHEN

    DONALD R. DWIGHT*                                Trustee                                  December 17, 1996
------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                                  December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                                  December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                                  December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                                  December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                                  December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
------------------------------------
    As Attorney-in-fact

                                  SIGNATURES


    Greater China Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        GREATER CHINA GROWTH PORTFOLIO

                                        By HON. ROBERT LLOYD GEORGE*
                                        --------------------------------------
                                           HON. ROBERT LLOYD GEORGE, President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                                  TITLE                               DATE
                   ---------                                  -----                               ----


                                                     President, Principal Executive
    HON. ROBERT LLOYD GEORGE*                          Officer and Trustee                    December 17, 1996
------------------------------------
    HON. ROBERT LLOYD GEORGE

                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer and Trustee                    December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    HON. EDWARD K.Y. CHEN*                           Trustee                                  December 17, 1996
------------------------------------
    HON. EDWARD K.Y. CHEN

    DONALD R. DWIGHT*                                Trustee                                  December 17, 1996
------------------------------------
    DONALD R. DWIGHT

/s/ JAMES B. HAWKES                                  Trustee                                  December 17, 1996
------------------------------------
    JAMES B. HAWKES

    SAMUEL L. HAYES, III*                            Trustee                                  December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                                  December 17, 1996
------------------------------------
    NORTON H. REAMER

*By: /s/ H. DAY BRIGHAM, JR.
------------------------------------
    As Attorney-in-fact

                                  SIGNATURES


    Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 17th day of December, 1996.

                                        GROWTH PORTFOLIO

                                        By /s/ JAMES B. HAWKES
                                        --------------------------------------
                                               JAMES B. HAWKES, President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                                  TITLE                               DATE
                   ---------                                  -----                               ----


                                                     President, Principal Executive
/s/ JAMES B. HAWKES                                    Officer and Trustee                    December 17, 1996
------------------------------------
    JAMES B. HAWKES

                                                     Treasurer and Principal
                                                       Financial and Accounting
/s/ JAMES L. O'CONNOR                                  Officer and Trustee                    December 17, 1996
------------------------------------
    JAMES L. O'CONNOR

    DONALD R. DWIGHT*                                Trustee                                  December 17, 1996
------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                            Trustee                                  December 17, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                                  December 17, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                                  December 17, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                                  December 17, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
------------------------------------
    As Attorney-in-fact

                                  SIGNATURES


    Information Age Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Growth Trust (File No. 2-22019) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hamilton, Bermuda on the 18th day of October, 1996.

                                        INFORMATION AGE PORTFOLIO

                                        By /s/ JAMES B. HAWKES
                                        --------------------------------------
                                               JAMES B. HAWKES, President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                   SIGNATURE                                  TITLE                               DATE
                   ---------                                  -----                               ----


                                                     President, Principal Executive
    JAMES B. HAWKES                                    Officer and Trustee                     October 18, 1996
------------------------------------
    JAMES B. HAWKES

                                                     Treasurer and Principal
                                                       Financial and Accounting
    JAMES L. O'CONNOR*                                 Officer and Trustee                     October 18, 1996
------------------------------------
    JAMES L. O'CONNOR

    HON. EDWARD K.Y. CHEN*                           Trustee                                   October 18, 1996
------------------------------------
    HON. EDWARD K.Y. CHEN

    DONALD R. DWIGHT*                                Trustee                                   October 18, 1996
------------------------------------
    DONALD R. DWIGHT

    HON. ROBERT LLOYD GEORGE*                        Trustee                                   October 18, 1996
------------------------------------
    HON. ROBERT LLOYD GEORGE

    SAMUEL L. HAYES, III*                            Trustee                                   October 18, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                Trustee                                   October 18, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                               Trustee                                   October 18, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                 Trustee                                   October 18, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ JAMES B. HAWKES
------------------------------------
    As Attorney-in-fact

                                                                                                   PAGE IN
                                                                                                  SEQUENTIAL
                                                                                                  NUMBERING
EXHIBIT NO.                                       DESCRIPTION                                       SYSTEM
-----------                                       -----------                                     ----------

 (1)(c)              Amendment and Restatement of Establishment and Designation of Series
                     dated June 24,1996.
 (6)(a)(1)           Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Classic series) and Eaton Vance Distributors, Inc. effective
                     November 1, 1996.
 (6)(a)(2)           Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Marathon series) and Eaton Vance Distributors, Inc. effective
                     November 1, 1996.
 (6)(a)(3)           Distribution Agreement between Eaton Vance Growth Trust (on behalf of its Traditional series) and Eaton Vance Distributors, Inc. effective
                     November 1, 1996.
 (9)(d)              Transfer Agency Agreement dated June 7, 1989.
 (9)(e)              Amendment to Transfer Agency Agreement dated February 1, 1993.
(10)                 Opinion of Counsel.
(11)(a)              Consent of Independent Auditors for EV Marathon Asian Small Companies Fund.
(11)(b)              Consent of Independent Auditors for EV Traditional Asian Small Companies Fund.
(11)(c)              Consent of Independent Auditors for EV Classic Greater China Growth Fund.
(11)(d)              Consent of Independent Auditors for EV Marathon Greater China Growth Fund.
(11)(e)              Consent of Independent Auditors for EV Traditional Greater China Growth Fund.
(11)(f)              Consent of Independent Accountants for EV Classic Growth Fund.
(11)(g)              Consent of Independent Accountants for EV Marathon Growth Fund.
(11)(h)              Consent of Independent Accountants for EV Traditional Growth Fund.
(11)(i)              Consent of Independent Accountants for EV Classic Information Age Fund.
(11)(j)              Consent of Independent Accountants for EV Marathon Information Age Fund.
(11)(k)              Consent of Independent Accountants for EV Traditional Information Age Fund.
(11)(l)              Consent of Chartered Accountants for Information Age Portfolio.
(11)(m)              Consent of Independent Auditors for EV Marathon Gold & Natural Resources Fund.
(15)(n)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Asian Small Companies Fund adopted June 24, 1996.
(15)(o)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional Asian Small Companies Fund adopted June 24, 1996.
(15)(p)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Gold & Natural Resources Fund adopted June 24, 1996.
(15)(q)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic Greater China Growth Fund adopted June 24, 1996.
(15)(r)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Greater China Growth Fund adopted June 24, 1996.
(15)(s)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional Greater China Growth Fund adopted June 24, 1996.
(15)(t)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic Growth Fund adopted June 24, 1996.
(15)(u)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Growth Fund adopted June 24, 1996.
(15)(v)              Amendment to Service Plan of Eaton Vance Growth Trust on behalf of EV
                     Traditional Growth Fund adopted June 24, 1996.
(15)(w)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Classic Information Age Fund adopted June 24, 1996.
(15)(x)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Information Age Fund adopted June 24, 1996.
(15)(y)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Traditional Information Age Fund adopted June 24, 1996.
(15)(z)              Amendment to Distribution Plan of Eaton Vance Growth Trust on behalf of EV Marathon Worldwide Health Sciences Fund adopted June 24, 1996.
(16)                 Schedules for Computation of Performance Quotations.
(17)(c)              Power of Attorney dated June 24, 1996 for Information Age Portfolio.
